UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-07584_____________

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ March 31______

Date of reporting period: __June 30, 2012_______

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 10.4%
iShares Barclays Aggregate Bond Fund	9,282	$1,033,087
Total Exchange Traded Fund
(Cost $1,020,833)		1,033,087
MUTUAL FUNDS†,1 - 69.9%
Alternatives Funds - 29.1%
RSF - U.S. Long Short Momentum Fund*	137,144	1,748,582
RSF - Multi-Hedge Strategies Fund	20,425	457,123
RSF - Long Short Interest Rate Strategy Fund	14,795	340,573
RSF - Event Driven and Distressed Strategies Fund	3,891	99,731
RSF - Managed Futures Strategy Fund*	4,618	99,478
RSF - Long Short Equity Strategy Fund	3,353	86,519
RSF - Long/Short Commodities Strategy Fund	3,015	70,280
Total Alternatives Funds		2,902,286
Domestic Equity Funds - 26.2%
Security Large Cap Value Fund	32,294	943,621
Security Equity Fund® - Large Cap Concentrated Growth Fund*	105,190	937,243
Security Equity Fund® - Mid Cap Value Fund	8,052	249,205
Security Mid Cap Growth Fund*	7,039	243,957
Security Equity Fund® - Small Cap Value Fund	8,350	117,324
Security Equity Fund®- Small Cap Growth Fund	7,945	116,475
Total Domestic Equity Funds		2,607,825
Fixed Income Funds - 10.0%
Security Income Fund® - U.S. Intermediate Bond Fund	53,104	937,291
Security Income Fund® - High Yield Fund	5,501	63,532
Total Fixed Income Funds		1,000,823
International Equity Funds - 4.6%
Security Equity Fund®- MSCI EAFE Equal Weight Fund	45,238	454,640
Total Mutual Funds
(Cost $5,752,228)		6,965,574
	Face Amount
REPURCHASE AGREEMENT††,2 - 16.8%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$1,668,869	1,668,869
Total Repurchase Agreement
(Cost $1,668,869)		1,668,869
Total Investments - 97.1%
(Cost $8,441,930)		$9,667,530
Other Assets & Liabilities, net - 2.9%		286,838
Total Net Assets - 100.0%		$9,954,368

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,764,424)	26	$62,886
September 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,067,325)	15	47,152
September 2012 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $91,150)	2	5,895
September 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $86,830)	1	2,131
September 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $104,754)	1	629
September 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $129,813)	1	37
(Total Aggregate Value of Contracts $3,244,296)		$118,730
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $101,630)	1	2,783
September 2012 British Pound Futures Contracts (Aggregate Value of Contracts $97,869)	1	849
September 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,060)	1	7
(Total Aggregate Value of Contracts $297,559)		$3,639
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $400,313)	3	1,728
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $496,125)	4	1,150
(Total Aggregate Value of Contracts $896,438)		$2,878

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $316,675)	2	$(1,698)

FUTURES CONTRACTS SOLD SHORT†
July 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $121,686)	3	(5,572)
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $159,440)	2	(7,134)
September 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $203,569)	1	(7,661)
(Total Aggregate Value of Contracts $484,695)		$(20,367)

*	Non –income producing security
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 15.2%
iShares Barclays Aggregate Bond Fund	30,139	$3,354,471
Total Exchange Traded Fund
(Cost $3,314,648)		3,354,471
MUTUAL FUNDS†,1 - 64.8%
Fixed Income Funds - 26.3%
Security Income Fund® - U.S. Intermediate Bond Fund	249,128	4,397,112
Security Income Fund® - High Yield Fund	124,032	1,432,573
Total Fixed Income Funds		5,829,685
Alternatives Funds - 23.7%
RSF - U.S. Long Short Momentum Fund*	188,329	2,401,200
RSF - Multi-Hedge Strategies Fund	63,666	1,424,838
RSF - Long Short Interest Rate Strategy Fund	23,839	548,771
RSF - Managed Futures Strategy Fund*	10,860	233,926
RSF - Event Driven and Distressed Strategies Fund	8,809	225,776
RSF - Long/Short Commodities Strategy Fund	8,789	204,862
RSF - Long Short Equity Strategy Fund	7,606	196,247
Total Alternatives Funds		5,235,620
Domestic Equity Funds - 12.5%
Security Large Cap Value Fund	36,246	1,059,117
Security Equity Fund® - Large Cap Concentrated Growth Fund*	118,045	1,051,778
Security Equity Fund® - Mid Cap Value Fund*	8,970	277,635
Security Mid Cap Growth Fund	7,813	270,812
Security Equity Fund® - Small Cap Value Fund	3,313	46,550
Security Equity Fund® - Small Cap Growth Fund*	3,127	45,835
Total Domestic Equity Funds		2,751,727
International Equity Funds - 2.3%
Security Equity Fund® - MSCI EAFE Equal Weight Fund	50,594	508,471
Total Mutual Funds
(Cost $13,335,721)		14,325,503

	Face Amount
REPURCHASE AGREEMENT††,2 - 18.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$4,109,752	4,109,752
Total Repurchase Agreement
(Cost $4,109,752)		4,109,752
Total Investments - 98.6%
(Cost $20,760,121)		$21,789,726
Other Assets & Liabilities, net - 1.4%		307,195
Total Net Assets - 100.0%		$22,096,921

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $996,170)	14	$44,008
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,492,975)	22	43,730
September 2012 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $227,875)	5	14,738
July 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $125,963)	1	4,467
September 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $173,659)	2	4,263
September 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $209,508)	2	1,257
September 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $129,813)	1	37
(Total Aggregate Value of Contracts $3,355,963)		$112,500
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,100,781)	25	7,190
September 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,334,375)	10	5,760
(Total Aggregate Value of Contracts $4,435,156)		$12,950
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $203,260)	2	5,565
September 2012 British Pound Futures Contracts (Aggregate Value of Contracts $195,738)	2	1,697
September 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $196,120)	2	15
(Total Aggregate Value of Contracts $595,118)		$7,277

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $633,350)	4	$(3,396)
FUTURES CONTRACTS SOLD SHORT†
September 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $203,569)	1	(7,661)
July 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $202,810)	5	(9,287)
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $239,160)	3	(10,700)
(Total Aggregate Value of Contracts $645,539)		$(27,648)

*	Non –income producing security
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 13.3%
iShares Barclays Aggregate Bond Fund	26,382	$2,936,317
Total Exchange Traded Fund
(Cost $2,892,122)		2,936,317
MUTUAL FUNDS†,1 - 71.3%
Alternatives Funds - 27.2%
RSF - U.S. Long Short Momentum Fund*	263,451	3,359,006
RSF - Multi-Hedge Strategies Fund	52,752	1,180,579
RSF - Long Short Interest Rate Strategy Fund	28,538	656,946
RSF - Managed Futures Strategy Fund*	10,754	231,635
RSF - Event Driven and Distressed Strategies Fund	8,766	224,660
RSF - Long Short Equity Strategy Fund	7,615	196,469
RSF - Long/Short Commodities Strategy Fund	7,628	177,802
Total Alternatives Funds		6,027,097
Fixed Income Funds - 20.4%
Security Income Fund® - U.S. Intermediate Bond Fund	237,148	4,185,658
Security Income Fund® - High Yield Fund	27,694	319,861
Total Fixed Income Funds		4,505,519
Domestic Equity Funds - 19.1%
Security Large Cap Value Fund	53,461	1,562,116
Security Equity Fund® - Large Cap Concentrated Growth Fund*	174,110	1,551,317
Security Equity Fund® - Mid Cap Value Fund	14,506	448,974
Security Mid Cap Growth Fund*	12,634	437,899
Security Equity Fund® - Small Cap Value Fund	8,212	115,380
Security Equity Fund® - Small Cap Growth Fund*	7,750	113,622
Total Domestic Equity Funds		4,229,308
International Equity Funds - 4.6%
Security Equity Fund® - MSCI EAFE Equal Weight Fund	101,089	1,015,947
Total Mutual Funds
(Cost $13,384,207)		15,777,871
	Face Amount
REPURCHASE AGREEMENT††,2 - 13.8%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$3,062,884	3,062,884
Total Repurchase Agreement
(Cost $3,062,884)		3,062,884
Total Investments - 98.4%
(Cost $19,339,213)		$21,777,072
Other Assets & Liabilities, net - 1.6%		355,156
Total Net Assets - 100.0%		$22,132,228

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,375,187)	35	$84,655
September 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,636,565)	23	72,299
September 2012 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $227,875)	5	14,738
September 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $260,489)	3	6,394
July 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $125,963)	1	4,467
September 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $209,508)	2	1,257
September 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $129,813)	1	37
(Total Aggregate Value of Contracts $4,965,400)		$183,847
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,135,000)	16	9,216
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,364,344)	11	3,164
(Total Aggregate Value of Contracts $3,499,344)		$12,380
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $203,260)	2	5,565
September 2012 British Pound Futures Contracts (Aggregate Value of Contracts $195,738)	2	1,697

September 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $196,120)	2	15
(Total Aggregate Value of Contracts $595,118)		$7,277

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $633,350)	4	$(3,396)
FUTURES CONTRACTS SOLD SHORT†
September 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $203,569)	1	(7,661)
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $239,160)	3	(10,700)
July 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $243,372)	6	(11,145)
(Total Aggregate Value of Contracts $686,101)		$(29,506)

*	Non –income producing security
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Regional Banks - 47.3%
PNC Financial Services Group, Inc.	13,337	$815,025
BB&T Corp.	21,899	675,585
SunTrust Banks, Inc.	21,702	525,840
Fifth Third Bancorp	36,866	494,004
M&T Bank Corp.	5,718	472,135
Regions Financial Corp.	68,180	460,215
KeyCorp	48,477	375,212
CIT Group, Inc.*	10,047	358,075
Huntington Bancshares, Inc.	53,406	341,798
First Republic Bank*	9,715	326,424
Cullen/Frost Bankers, Inc.	4,803	276,124
East West Bancorp, Inc.	11,552	271,010
Commerce Bancshares, Inc.	6,881	260,790
Zions Bancorporation	13,296	258,208
Signature Bank*	3,885	236,868
UMB Financial Corp.	4,445	227,717
City National Corp.	4,665	226,626
SVB Financial Group*	3,728	218,908
Hancock Holding Co.	7,113	216,520
Bank of Hawaii Corp.	4,581	210,497
Associated Banc-Corp.	15,956	210,460
First Niagara Financial Group, Inc.	27,261	208,547
Fulton Financial Corp.	20,275	202,547
Prosperity Bancshares, Inc.	4,723	198,508
Texas Capital Bancshares, Inc.*	4,850	195,892
First Horizon National Corp.	22,607	195,551
Valley National Bancorp	18,448	195,549
Webster Financial Corp.	8,984	194,593
FirstMerit Corp.	11,725	193,697
TCF Financial Corp.	16,753	192,324
Susquehanna Bancshares, Inc.	18,306	188,552
Trustmark Corp.	7,409	181,372
National Penn Bancshares, Inc.	18,940	181,256
Umpqua Holdings Corp.	13,452	177,028
BancorpSouth, Inc.	12,087	175,503
FNB Corp.	15,632	169,920
IBERIABANK Corp.	3,367	169,865
Wintrust Financial Corp.	4,726	167,773
Westamerica Bancorporation	3,491	164,740
CVB Financial Corp.	14,100	164,265
Cathay General Bancorp	9,661	159,503
United Bankshares, Inc.	5,980	154,762
Old National Bancorp	12,571	150,978
Community Bank System, Inc.	5,500	149,160
PrivateBancorp, Inc. — Class A	10,070	148,633
Bank of the Ozarks, Inc.	4,900	147,392
Total Regional Banks		11,885,951
Diversified Banks - 29.7%
U.S. Bancorp	34,403	1,106,401
Wells Fargo & Co.	31,775	1,062,556
Comerica, Inc.	11,284	346,532
HSBC Holdings plc ADR	7,632	336,800
New York Community Bancorp, Inc.	26,247	328,875
ICICI Bank Ltd. ADR	10,075	326,531
Banco Bradesco S.A. ADR	21,101	313,772
HDFC Bank Ltd. ADR	9,610	313,286
Credicorp Ltd.	2,445	307,801
Bank of Montreal	5,436	300,393
Toronto-Dominion Bank	3,805	297,665
Bancolombia S.A. ADR	4,760	294,358
Bank of Nova Scotia	5,600	290,024
Royal Bank of Canada	5,508	282,120
Banco Santander Chile ADR	3,590	278,189
Itau Unibanco Holding S.A. ADR	19,528	271,830
Canadian Imperial Bank of Commerce	3,860	271,512
Banco Santander Brasil S.A. ADR	32,255	249,976
Banco Santander S.A. ADR	37,582	246,538
Barclays plc ADR	21,129	217,629
Total Diversified Banks		7,442,788
Other Diversified Financial Services - 11.1%
Bank of America Corp.	111,152	909,223
JPMorgan Chase & Co.	24,025	858,413
Citigroup, Inc.	28,638	784,968
ING Groep N.V. ADR*	33,400	223,112
Total Other Diversified Financial Services		2,775,716
Thrifts & Mortgage Finance - 5.9%
People's United Financial, Inc.	24,075	279,510
Ocwen Financial Corp.*	13,200	247,896
Hudson City Bancorp, Inc.	38,814	247,245
Capitol Federal Financial, Inc.	17,331	205,892
Washington Federal, Inc.	11,567	195,367
Northwest Bancshares, Inc.	12,711	148,846
Astoria Financial Corp.	14,516	142,257
Total Thrifts & Mortgage Finance		1,467,013
Asset Management & Custody Banks - 2.9%
Bank of New York Mellon Corp.	32,636	716,360
Diversified Capital Markets - 2.0%
UBS AG*	22,236	260,384
Deutsche Bank AG	6,608	239,011
Total Diversified Capital Markets		499,395
Mortgage REIT's - 0.7%
CapitalSource, Inc.	26,940	181,037
Total Common Stocks
(Cost $22,226,675)		24,968,260
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$126,560	126,560
Total Repurchase Agreement
(Cost $126,560)		126,560
Total Investments - 100.1%
(Cost $22,353,235)		$25,094,820
Other Assets & Liabilities, net - (0.1)%		(19,764)
Total Net Assets - 100.0%		$25,075,056

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
plc	Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 101.9%
Gold - 19.5%
Barrick Gold Corp.	37,906	$1,424,127
Goldcorp, Inc.	33,998	1,277,645
Newmont Mining Corp.	24,123	1,170,207
AngloGold Ashanti Ltd. ADR	25,296	868,665
Yamana Gold, Inc.	54,694	842,288
Cia de Minas Buenaventura S.A. ADR	20,893	793,516
Gold Fields Ltd. ADR	56,860	728,377
Agnico-Eagle Mines Ltd.[1]	17,803	720,309
Kinross Gold Corp.	84,069	685,162
Randgold Resources Ltd. ADR	7,569	681,286
Royal Gold, Inc.	7,684	602,426
Eldorado Gold Corp.	41,548	511,871
IAMGOLD Corp.	40,053	472,625
Total Gold		10,778,504
Specialty Chemicals - 15.0%
Ecolab, Inc.	17,530	1,201,331
LyondellBasell Industries N.V. — Class A	29,030	1,169,038
Sherwin-Williams Co.	7,920	1,048,212
Sigma-Aldrich Corp.	10,311	762,292
Ashland, Inc.	9,022	625,315
Valspar Corp.	11,215	588,675
Albemarle Corp.	9,506	566,938
International Flavors & Fragrances, Inc.	9,625	527,450
Celanese Corp. — Class A	14,797	512,272
WR Grace & Co.*	9,122	460,205
Rockwood Holdings, Inc.	9,796	434,453
Cytec Industries, Inc.	6,928	406,258
Total Specialty Chemicals		8,302,439
Diversified Metals & Mining - 14.1%
Freeport-McMoRan Copper & Gold, Inc.	39,151	1,333,875
Southern Copper Corp.	41,462	1,306,468
Vale S.A. — Class B ADR	62,934	1,249,240
BHP Billiton Ltd. ADR	11,244	734,233
Rio Tinto plc ADR	13,886	663,890
Teck Resources Ltd. — Class B	18,893	584,549
Ivanhoe Mines Ltd.*	51,490	498,423
Compass Minerals International, Inc.	5,550	423,354
Walter Energy, Inc.	8,115	358,358
Titanium Metals Corp.	28,112	317,947
Molycorp, Inc.*	13,340	287,477
Total Diversified Metals & Mining		7,757,814
Diversified Chemicals - 11.8%
EI du Pont de Nemours & Co.	33,624	1,700,365
Dow Chemical Co.	46,330	1,459,395
PPG Industries, Inc.	10,106	1,072,449
FMC Corp.	13,452	719,413
Eastman Chemical Co.	13,164	663,071
Solutia, Inc.	16,900	474,045
Huntsman Corp.	32,858	425,183
Total Diversified Chemicals		6,513,921
Fertilizers & Agricultural Chemicals - 10.6%
Monsanto Co.	20,834	1,724,638
Mosaic Co.	21,642	1,185,116
Potash Corporation of Saskatchewan, Inc.	23,041	1,006,661
CF Industries Holdings, Inc.	4,794	928,790
Agrium, Inc.	7,423	656,713
Scotts Miracle-Gro Co. — Class A	8,674	356,675
Total Fertilizers & Agricultural Chemicals		5,858,593
Steel - 8.6%
Nucor Corp.	21,512	815,304
Cliffs Natural Resources, Inc.	11,192	551,654
Gerdau S.A. ADR	61,650	540,054
ArcelorMittal	33,954	518,478
Reliance Steel & Aluminum Co.	9,244	466,822
Allegheny Technologies, Inc.	12,486	398,179
Carpenter Technology Corp.	8,094	387,217
United States Steel Corp.	17,379	358,007
Steel Dynamics, Inc.	30,136	354,098
Cia Siderurgica Nacional S.A. ADR	58,515	331,780
Total Steel		4,721,593
Industrial Gases - 5.5%
Praxair, Inc.	13,223	1,437,737
Air Products & Chemicals, Inc.	12,243	988,377
Airgas, Inc.	7,561	635,200
Total Industrial Gases		3,061,314
Paper Products - 3.1%
International Paper Co.	27,973	808,699
MeadWestvaco Corp.	18,710	537,913
Domtar Corp.	4,900	375,879
Total Paper Products		1,722,491
Construction Materials - 2.9%
Cemex SAB de CV ADR*	89,614	603,102
Vulcan Materials Co.	13,562	538,547
Martin Marietta Materials, Inc.	5,839	460,230
Total Construction Materials		1,601,879
Metal & Glass Containers - 2.9%
Ball Corp.	15,702	644,567
Crown Holdings, Inc.*	15,867	547,253
Owens-Illinois, Inc.*	20,943	401,477
Total Metal & Glass Containers		1,593,297
Precious Metals & Minerals - 2.7%
Silver Wheaton Corp.	26,245	704,415
Pan American Silver Corp.	17,479	295,220
Coeur d'Alene Mines Corp.*	15,176	266,491
Stillwater Mining Co.*	23,401	199,845
Total Precious Metals & Minerals		1,465,971
Paper Packaging - 2.3%
Bemis Company, Inc.	14,562	456,373
Rock-Tenn Co. — Class A	8,216	448,183
Sealed Air Corp.	24,834	383,437
Total Paper Packaging		1,287,993
Forest Products - 1.6%
Weyerhaeuser Co.	39,292	878,569
Aluminum - 1.3%
Alcoa, Inc.	80,699	706,116
Total Common Stocks
(Cost $34,648,343)		56,250,494

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$276,061	$276,061
Total Repurchase Agreement
(Cost $276,061)		276,061
Total Investments - 102.4%
(Cost $34,924,404)		$56,526,555
Other Assets & Liabilities, net - (2.4)%		(1,346,566)
Total Net Assets - 100.0%		$55,179,989

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 102.9%
Biotechnology - 93.0%
Amgen, Inc.	237,234	$17,327,572
Gilead Sciences, Inc.*	277,352	14,222,611
Biogen Idec, Inc.*	97,888	14,133,069
Celgene Corp.*	166,657	10,692,713
Alexion Pharmaceuticals, Inc.*	99,106	9,841,226
Vertex Pharmaceuticals, Inc.*	157,022	8,780,670
Regeneron Pharmaceuticals, Inc.*	61,019	6,969,590
Amylin Pharmaceuticals, Inc.*	224,739	6,344,382
Pharmacyclics, Inc.*	111,480	6,087,923
Onyx Pharmaceuticals, Inc.*	91,266	6,064,626
BioMarin Pharmaceutical, Inc.*	126,811	5,019,179
Medivation, Inc.*	48,824	4,462,514
Seattle Genetics, Inc.*	168,414	4,276,031
Incyte Corporation Ltd.*	182,569	4,144,316
Cepheid, Inc.*	86,276	3,860,851
Ariad Pharmaceuticals, Inc.*	224,075	3,856,331
United Therapeutics Corp.*	73,183	3,613,777
Alkermes plc*	197,929	3,358,855
Human Genome Sciences, Inc.*	255,204	3,350,829
Theravance, Inc.*	146,250	3,249,675
Amarin Corporation plc ADR*	219,660	3,176,284
Cubist Pharmaceuticals, Inc.*	83,498	3,165,409
Myriad Genetics, Inc.*	128,572	3,056,156
Idenix Pharmaceuticals, Inc.*	223,900	2,306,170
Spectrum Pharmaceuticals, Inc.*	146,550	2,280,318
PDL BioPharma, Inc.	326,593	2,165,312
Exelixis, Inc.*	363,500	2,010,155
Dendreon Corp.*	270,906	2,004,704
Acorda Therapeutics, Inc.*	81,895	1,929,446
Halozyme Therapeutics, Inc.*	210,700	1,866,802
Momenta Pharmaceuticals, Inc.*	127,615	1,725,355
InterMune, Inc.*	144,155	1,722,652
Achillion Pharmaceuticals, Inc.*	185,500	1,150,100
Total Biotechnology		168,215,603
Life Sciences Tools & Services - 9.9%
Life Technologies Corp.*	135,500	6,096,145
Illumina, Inc.*	107,536	4,343,379
Charles River Laboratories International, Inc.*	81,000	2,653,560
Techne Corp.	33,600	2,493,120
Bio-Rad Laboratories, Inc. — Class A*	24,100	2,410,241
Total Life Sciences Tools & Services		17,996,445
Total Common Stocks
(Cost $124,856,196)		186,212,048
RIGHTS††† - 0.0%
Clinical Data, Inc.
Expires 12/31/20[1]	24,000	–
Total Rights
(Cost $–)		–
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$1,649,787	1,649,787
Total Repurchase Agreement
(Cost $1,649,787)		1,649,787
Total Investments - 103.8%
(Cost $126,505,983)		$187,861,835
Other Assets & Liabilities, net - (3.8)%		(6,792,886)
Total Net Assets - 100.0%		$181,068,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.8%
Packaged Foods & Meats - 27.7%
Kraft Foods, Inc. — Class A	188,432	$7,277,245
General Mills, Inc.	113,067	4,357,602
Hershey Co.	53,542	3,856,630
HJ Heinz Co.	68,127	3,704,746
Kellogg Co.	72,340	3,568,532
Mead Johnson Nutrition Co. — Class A	44,179	3,556,851
Campbell Soup Co.	85,867	2,866,240
ConAgra Foods, Inc.	109,802	2,847,166
McCormick & Company, Inc.	44,523	2,700,320
Hormel Foods Corp.	83,426	2,537,819
JM Smucker Co.	32,952	2,488,535
Tyson Foods, Inc. — Class A	119,895	2,257,623
Unilever N.V.	64,921	2,165,115
Dean Foods Co.*	108,851	1,853,733
Flowers Foods, Inc.	71,685	1,665,243
Ralcorp Holdings, Inc.*	24,400	1,628,456
Smithfield Foods, Inc.*	74,126	1,603,345
BRF - Brasil Foods S.A. ADR	98,280	1,492,873
TreeHouse Foods, Inc.*	21,932	1,366,144
Green Mountain Coffee Roasters, Inc.*	48,564	1,057,724
Total Packaged Foods & Meats		54,851,942
Soft Drinks - 16.8%
Coca-Cola Co.	156,924	12,269,887
PepsiCo, Inc.	135,881	9,601,351
Monster Beverage Corp.*	46,983	3,345,190
Dr Pepper Snapple Group, Inc.	65,205	2,852,719
Fomento Economico Mexicano SAB de CV ADR	30,163	2,692,048
Coca-Cola Enterprises, Inc.	90,154	2,527,918
Total Soft Drinks		33,289,113
Household Products - 15.2%
Procter & Gamble Co.	177,700	10,884,125
Colgate-Palmolive Co.	62,181	6,473,042
Kimberly-Clark Corp.	64,102	5,369,825
Clorox Co.	38,177	2,766,305
Church & Dwight Company, Inc.	47,306	2,624,064
Energizer Holdings, Inc.*	25,735	1,936,559
Total Household Products		30,053,920
Tobacco - 13.6%
Philip Morris International, Inc.	123,473	10,774,254
Altria Group, Inc.	228,225	7,885,174
Reynolds American, Inc.	103,698	4,652,929
Lorillard, Inc.	27,835	3,672,828
Total Tobacco		26,985,185
Distillers & Vintners - 5.5%
Brown-Forman Corp. — Class B	36,571	3,541,902
Beam, Inc.	46,000	2,874,540
Diageo plc ADR	22,200	2,288,154
Constellation Brands, Inc. — Class A*	82,354	2,228,499
Total Distillers & Vintners		10,933,095
Food Retail - 5.5%
Whole Foods Market, Inc.	40,817	3,890,677
Kroger Co.	135,343	3,138,604
Safeway, Inc.	98,535	1,788,410
Harris Teeter Supermarkets, Inc.	30,600	1,254,294
SUPERVALU, Inc.	161,466	836,394
Total Food Retail		10,908,379
Agricultural Products - 4.6%
Archer-Daniels-Midland Co.	125,993	3,719,314
Bunge Ltd.	40,526	2,542,601
Ingredion, Inc.	32,674	1,618,016
Darling International, Inc.*	71,430	1,177,881
Total Agricultural Products		9,057,812
Personal Products - 4.5%
Estee Lauder Companies, Inc. — Class A	68,976	3,732,981
Avon Products, Inc.	132,212	2,143,157
Herbalife Ltd.	35,601	1,720,596
Nu Skin Enterprises, Inc. — Class A	28,230	1,323,987
Total Personal Products		8,920,721
Brewers - 3.8%
Cia de Bebidas das Americas ADR	68,840	2,638,637
Anheuser-Busch InBev N.V. ADR	31,612	2,517,896
Molson Coors Brewing Co. — Class B	56,987	2,371,229
Total Brewers		7,527,762
Food Distributors - 2.6%
Sysco Corp.	123,065	3,668,568
United Natural Foods, Inc.*	28,270	1,550,892
Total Food Distributors		5,219,460
Total Common Stocks
(Cost $162,493,915)		197,747,389
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$651,273	651,273
Total Repurchase Agreement
(Cost $651,273)		651,273
Total Investments - 100.1%
(Cost $163,145,188)		$198,398,662
Other Assets & Liabilities, net - (0.1)%		(155,553)
Total Net Assets - 100.0%		$198,243,109

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.2%
Semiconductors - 79.9%
Intel Corp.	24,544	$654,097
Texas Instruments, Inc.	10,670	306,122
Broadcom Corp. — Class A*	6,861	231,902
Analog Devices, Inc.	4,965	187,032
Altera Corp.	5,234	177,119
Xilinx, Inc.	4,955	166,339
Avago Technologies Ltd.	4,608	165,427
NVIDIA Corp.*	11,936	164,956
Maxim Integrated Products, Inc.	5,834	149,584
Linear Technology Corp.	4,760	149,131
Microchip Technology, Inc.	4,176	138,142
Taiwan Semiconductor Manufacturing Company Ltd. ADR*	9,239	128,976
Skyworks Solutions, Inc.*	4,693	128,447
Marvell Technology Group Ltd.	11,071	124,881
Micron Technology, Inc.*	19,593	123,632
Advanced Micro Devices, Inc.*	16,934	97,032
LSI Corp.*	14,617	93,110
ON Semiconductor Corp.*	12,781	90,745
Cree, Inc.*	3,492	89,640
ARM Holdings plc ADR	3,738	88,927
Cirrus Logic, Inc.*	2,976	88,923
Atmel Corp.*	12,056	80,775
Fairchild Semiconductor International, Inc. — Class A*	5,364	75,632
Cypress Semiconductor Corp.*	5,721	75,632
Silicon Laboratories, Inc.*	1,824	69,130
Semtech Corp.*	2,754	66,977
Intersil Corp. — Class A	6,098	64,944
PMC - Sierra, Inc.*	10,429	64,034
Trina Solar Ltd. ADR*	9,892	62,913
Cavium, Inc.*	2,209	61,852
TriQuint Semiconductor, Inc.*	9,130	50,215
OmniVision Technologies, Inc.*	2,937	39,238
Total Semiconductors		4,255,506
Semiconductor Equipment - 16.4%
Applied Materials, Inc.	18,473	211,702
Lam Research Corp.*	5,457	205,947
KLA-Tencor Corp.	3,244	159,767
ASML Holding N.V. ADR	2,044	105,102
Teradyne, Inc.*	6,081	85,499
Veeco Instruments, Inc.*	2,023	69,510
GT Advanced Technologies, Inc.*	6,923	36,553
Total Semiconductor Equipment		874,080
Electrical Components & Equipment - 0.9%
First Solar, Inc.*	3,237	48,749
Total Common Stocks
(Cost $3,351,896)		5,178,335
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$34,095	34,095
Total Repurchase Agreement
(Cost $34,095)		34,095
Total Investments - 97.8%
(Cost $3,385,991)		$5,212,430
Other Assets & Liabilities, net - 2.2%		119,044
Total Net Assets - 100.0%		$5,331,474

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 100.4%
Oil & Gas Exploration & Production - 34.4%
ConocoPhillips	23,912	$1,336,204
Apache Corp.	11,260	989,641
Anadarko Petroleum Corp.	14,562	964,004
EOG Resources, Inc.	8,915	803,331
Devon Energy Corp.	13,832	802,118
Marathon Oil Corp.	26,871	687,091
Noble Energy, Inc.	7,781	659,984
Southwestern Energy Co.*	19,093	609,639
Cabot Oil & Gas Corp.	14,822	583,987
Range Resources Corp.	9,361	579,165
Continental Resources, Inc.*	8,457	563,405
Chesapeake Energy Corp.	30,109	560,027
Pioneer Natural Resources Co.	6,334	558,722
Equities Corp.	9,970	534,691
Concho Resources, Inc.*	5,921	503,996
Cobalt International Energy, Inc.*	20,716	486,826
Encana Corp.	22,969	478,444
QEP Resources, Inc.	13,834	414,605
Canadian Natural Resources Ltd.	15,108	405,650
Denbury Resources, Inc.*	26,838	405,522
Plains Exploration & Production Co.*	9,914	348,775
CNOOC Ltd. ADR	1,730	348,163
Whiting Petroleum Corp.*	8,356	343,599
Talisman Energy, Inc.	29,943	343,147
Ultra Petroleum Corp.*	14,720	339,590
Newfield Exploration Co.*	11,472	336,244
Cimarex Energy Co.	6,043	333,090
Nexen, Inc.	18,629	314,644
WPX Energy, Inc.*	19,286	312,047
Energy XXI Bermuda Ltd.	8,505	266,121
SM Energy Co.	5,278	259,203
Oasis Petroleum, Inc.*	10,228	247,313
Kodiak Oil & Gas Corp.*	29,462	241,883
Berry Petroleum Co. — Class A	6,020	238,753
Total Oil & Gas Exploration & Production		17,199,624
Integrated Oil & Gas - 26.2%
Exxon Mobil Corp.	43,504	3,722,638
Chevron Corp.	25,151	2,653,432
Occidental Petroleum Corp.	17,024	1,460,148
BP plc ADR	19,266	781,044
Petroleo Brasileiro S.A. ADR	38,169	716,432
Hess Corp.	13,852	601,869
Murphy Oil Corp.	10,821	544,188
Suncor Energy, Inc.	17,678	511,778
Royal Dutch Shell plc ADR	7,517	506,871
Total S.A. ADR	8,844	397,538
PetroChina Company Ltd. ADR	2,510	324,141
Statoil ASA ADR	12,858	306,792
Cenovus Energy, Inc.	9,459	300,796
SandRidge Energy, Inc.*	42,721	285,803
Total Integrated Oil & Gas		13,113,470
Oil & Gas Equipment & Services - 16.0%
Schlumberger Ltd.	24,717	1,604,381
National Oilwell Varco, Inc.	13,362	861,047
Halliburton Co.	30,305	860,359
Baker Hughes, Inc.	17,812	732,073
Cameron International Corp.*	12,719	543,228
Weatherford International Ltd.*	39,570	499,769
FMC Technologies, Inc.*	12,723	499,123
Core Laboratories N.V.	3,527	408,779
Oceaneering International, Inc.	8,263	395,467
Tenaris S.A. ADR	9,640	337,111
Oil States International, Inc.*	4,690	310,478
Superior Energy Services, Inc.*	13,959	282,391
McDermott International, Inc.*	24,793	276,194
Tidewater, Inc.	5,625	260,775
Key Energy Services, Inc.*	17,886	135,934
Total Oil & Gas Equipment & Services		8,007,109
Oil & Gas Drilling - 7.5%
Seadrill Ltd.	20,830	739,881
Transocean Ltd.	14,575	651,940
Noble Corp.*	14,827	482,322
Diamond Offshore Drilling, Inc.	8,145	481,614
Ensco plc — Class A	10,052	472,142
Helmerich & Payne, Inc.	7,922	344,449
Nabors Industries Ltd.*	22,319	321,394
Patterson-UTI Energy, Inc.	17,301	251,903
Total Oil & Gas Drilling		3,745,645
Oil & Gas Refining & Marketing - 6.7%
Marathon Petroleum Corp.	16,621	746,616
Valero Energy Corp.	26,436	638,429
HollyFrontier Corp.	14,239	504,488
Sunoco, Inc.	9,546	453,435
Phillips 66*	11,955	397,384
Tesoro Corp.*	12,952	323,282
World Fuel Services Corp.	7,609	289,370
Total Oil & Gas Refining & Marketing		3,353,004
Oil & Gas Storage & Transportation - 6.4%
Kinder Morgan, Inc.	40,271	1,297,524
Spectra Energy Corp.	26,599	772,967
Williams Companies, Inc.	25,736	741,712
Energy Transfer Equity, LP	9,883	405,401
Total Oil & Gas Storage & Transportation		3,217,604
Coal & Consumable Fuels - 3.2%
CONSOL Energy, Inc.	15,074	455,838
Peabody Energy Corp.	17,288	423,902
Cameco Corp.	17,236	378,330
Alpha Natural Resources, Inc.*	21,403	186,420
Arch Coal, Inc.	24,662	169,921
Total Coal & Consumable Fuels		1,614,411
Total Common Stocks
(Cost $28,229,845)		50,250,867
WARRANTS† - 0.1%
Kinder Morgan, Inc.
$40.00, 02/20/17	19,241	41,560
Total Warrants
(Cost $28,861)		41,560

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$444,488	$444,488
Total Repurchase Agreement
(Cost $444,488)		444,488
Total Investments - 101.4%
(Cost $28,703,194)		$50,736,915
Other Assets & Liabilities, net - (1.4)%		(694,407)
Total Net Assets - 100.0%		$50,042,508

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 95.6%
Oil & Gas Equipment & Services - 67.7%
Schlumberger Ltd.	72,843	$4,728,240
National Oilwell Varco, Inc.	39,382	2,537,777
Halliburton Co.	89,296	2,535,113
Baker Hughes, Inc.	52,485	2,157,134
Cameron International Corp.*	37,494	1,601,369
Weatherford International Ltd.*	116,615	1,472,847
FMC Technologies, Inc.*	37,497	1,471,007
Core Laboratories N.V.	10,540	1,221,586
Oceaneering International, Inc.	24,651	1,179,797
Dresser-Rand Group, Inc.*	21,245	946,252
RPC, Inc.	78,845	937,467
Oil States International, Inc.*	13,696	906,675
Dril-Quip, Inc.*	13,589	891,303
Superior Energy Services, Inc.*	41,131	832,080
McDermott International, Inc.*	73,059	813,877
Tenaris S.A. ADR	22,769	796,232
Tidewater, Inc.	16,767	777,318
Helix Energy Solutions Group, Inc.*	41,576	682,262
CARBO Ceramics, Inc.	8,179	627,575
Lufkin Industries, Inc.	11,314	614,576
Hornbeck Offshore Services, Inc.*	15,667	607,566
C&J Energy Services, Inc.*	28,830	533,355
Exterran Holdings, Inc.*	36,811	469,340
Key Energy Services, Inc.*	52,695	400,482
Basic Energy Services, Inc.*	26,435	272,809
Total Oil & Gas Equipment & Services		30,014,039
Oil & Gas Drilling - 27.9%
Seadrill Ltd.	61,401	2,180,963
Transocean Ltd.	42,935	1,920,483
Diamond Offshore Drilling, Inc.	24,302	1,436,977
Noble Corp.*	43,683	1,421,008
Ensco plc — Class A	26,351	1,237,706
Helmerich & Payne, Inc.	23,638	1,027,780
Nabors Industries Ltd.*	65,775	947,160
Atwood Oceanics, Inc.*	20,380	771,179
Patterson-UTI Energy, Inc.	50,967	742,080
Unit Corp.*	17,950	662,176
Total Oil & Gas Drilling		12,347,512
Total Common Stocks
(Cost $19,023,390)		42,361,551
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$257,960	257,960
Total Repurchase Agreement
(Cost $257,960)		257,960
Total Investments - 96.2%
(Cost $19,281,350)		$42,619,511
Other Assets & Liabilities, net - 3.8%		1,698,957
Total Net Assets - 100.0%		$44,318,468

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 104.8%
Diversified Banks - 16.1%
Wells Fargo & Co.	15,515	$518,821
U.S. Bancorp	9,755	313,721
HSBC Holdings plc ADR	3,271	144,349
ICICI Bank Ltd. ADR	4,329	140,303
Banco Bradesco S.A. ADR	9,054	134,633
HDFC Bank Ltd. ADR	4,106	133,856
Credicorp Ltd.	1,060	133,443
Toronto-Dominion Bank	1,647	128,845
Bank of Montreal	2,284	126,214
Royal Bank of Canada	2,320	118,830
Itau Unibanco Holding S.A. ADR	8,397	116,886
Banco Santander Brasil S.A. ADR	13,786	106,842
Banco Santander S.A. ADR	16,054	105,314
Comerica, Inc.	3,058	93,911
New York Community Bancorp, Inc.	7,119	89,201
Barclays plc ADR	8,643	89,023
Total Diversified Banks		2,494,192
Property & Casualty Insurance - 10.8%
Berkshire Hathaway, Inc. — Class B*	6,943	578,559
Travelers Companies, Inc.	3,253	207,672
ACE Ltd.	2,672	198,075
Chubb Corp.	2,487	181,103
Allstate Corp.	4,906	172,152
Progressive Corp.	6,508	135,562
Cincinnati Financial Corp.	2,700	102,789
XL Group plc — Class A	4,829	101,602
Total Property & Casualty Insurance		1,677,514
Asset Management & Custody Banks - 8.9%
Bank of New York Mellon Corp.	8,849	194,237
BlackRock, Inc. — Class A	1,141	193,765
Franklin Resources, Inc.	1,664	184,687
State Street Corp.	4,102	183,113
T. Rowe Price Group, Inc.	2,492	156,896
Ameriprise Financial, Inc.	2,492	130,232
Northern Trust Corp.	2,823	129,914
Invesco Ltd.	5,207	117,678
Affiliated Managers Group, Inc.*	852	93,251
Total Asset Management & Custody Banks		1,383,773
Specialized REIT's - 8.1%
American Tower Corp. — Class A	3,150	220,216
Public Storage	1,438	207,661
Ventas, Inc.	2,824	178,251
HCP, Inc.	4,005	176,821
Health Care REIT, Inc.	2,489	145,109
Host Hotels & Resorts, Inc.	8,244	130,420
Plum Creek Timber Company, Inc.	2,475	98,258
Rayonier, Inc.	2,094	94,021
Total Specialized REIT's		1,250,757
Regional Banks - 7.9%
PNC Financial Services Group, Inc.	3,614	220,851
BB&T Corp.	5,939	183,218
SunTrust Banks, Inc.	5,884	142,569
Fifth Third Bancorp	9,994	133,920
M&T Bank Corp.	1,531	126,415
Regions Financial Corp.	18,490	124,808
KeyCorp	13,145	101,742
CIT Group, Inc.*	2,729	97,262
Huntington Bancshares, Inc.	14,483	92,691
Total Regional Banks		1,223,476
Other Diversified Financial Services - 6.8%
JPMorgan Chase & Co.	11,523	411,717
Bank of America Corp.	41,512	339,568
Citigroup, Inc.	11,013	301,866
Total Other Diversified Financial Services		1,053,151
Life & Health Insurance - 6.5%
MetLife, Inc.	6,581	203,023
Aflac, Inc.	3,948	168,145
Prudential Financial, Inc.	3,399	164,614
Manulife Financial Corp.	9,858	107,354
Principal Financial Group, Inc.	4,074	106,861
Lincoln National Corp.	4,150	90,761
Torchmark Corp.	1,771	89,524
Unum Group	4,353	83,273
Total Life & Health Insurance		1,013,555
Retail REIT's - 5.7%
Simon Property Group, Inc.	1,843	286,881
General Growth Properties, Inc.	9,288	168,020
Macerich Co.	1,922	113,494
Kimco Realty Corp.	5,769	109,784
Federal Realty Investment Trust	1,022	106,380
Realty Income Corp.	2,350	98,160
Total Retail REIT's		882,719
Consumer Finance - 5.4%
American Express Co.	5,684	330,867
Capital One Financial Corp.	4,064	222,138
Discover Financial Services	5,149	178,052
SLM Corp.	6,992	109,844
Total Consumer Finance		840,901
Investment Banking & Brokerage - 4.4%
Goldman Sachs Group, Inc.	2,561	245,498
Morgan Stanley	12,390	180,770
Charles Schwab Corp.	11,410	147,531
TD Ameritrade Holding Corp.	6,558	111,486
Total Investment Banking & Brokerage		685,285
Residential REIT's - 3.9%
Equity Residential	2,799	174,545
AvalonBay Communities, Inc.	1,044	147,705
UDR, Inc.	3,678	95,040
Camden Property Trust	1,395	94,400
Essex Property Trust, Inc.	610	93,891
Total Residential REIT's		605,581
Specialized Finance - 3.1%
CME Group, Inc. — Class A	599	160,598
IntercontinentalExchange, Inc.*	903	122,790
Moody's Corp.	2,919	106,689
NYSE Euronext	3,651	93,393
Total Specialized Finance		483,470
Office REIT's - 2.5%
Boston Properties, Inc.	1,493	161,796

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 104.8% (continued)
Office REIT's - 2.5% (continued)
Digital Realty Trust, Inc.	1,523	$114,332
SL Green Realty Corp.	1,334	107,040
Total Office REIT's		383,168
Insurance Brokers - 2.1%
Marsh & McLennan Companies, Inc.	5,146	165,856
Aon plc	3,254	152,222
Total Insurance Brokers		318,078
Diversified Capital Markets - 1.9%
UBS AG*	9,501	111,257
Deutsche Bank AG	2,826	102,216
Credit Suisse Group AG ADR	4,705	86,243
Total Diversified Capital Markets		299,716
Mortgage REIT's - 1.9%
Annaly Capital Management, Inc.	9,770	163,940
American Capital Agency Corp.	4,014	134,911
Total Mortgage REIT's		298,851
Multi-Line Insurance - 3.8%
American International Group, Inc*	9,990	320,579
Loews Corp.	3,980	162,822
Hartford Financial Services Group, Inc.	5,641	99,451
Total Multi-Line Insurance		582,852
Diversified REIT's - 1.0%
Vornado Realty Trust	1,862	156,371
Industrial REIT's - 1.0%
Prologis, Inc.	4,526	150,399
Forest Products - 0.9%
Weyerhaeuser Co.	6,158	137,693
Reinsurance - 0.6%
Everest Re Group Ltd.	953	98,626
Real Estate Services - 0.5%
CBRE Group, Inc. — Class A*	4,985	81,555
Multi-Sector Holdings - 0.5%
Leucadia National Corp.	3,705	78,805
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	6,525	75,755
Total Common Stocks
(Cost $12,991,479)		16,256,243
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$58,545	58,545
Total Repurchase Agreement
(Cost $58,545)		58,545
Total Investments - 105.2%
(Cost $13,050,024)		$16,314,788
Other Assets & Liabilities, net - (5.2)%		(810,483)
Total Net Assets - 100.0%		$15,504,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 106.2%
Pharmaceuticals - 38.6%
Johnson & Johnson	54,726	$3,697,288
Pfizer, Inc.	156,894	3,608,562
Merck & Company, Inc.	75,610	3,156,718
Abbott Laboratories	42,905	2,766,085
Bristol-Myers Squibb Co.	60,126	2,161,530
Eli Lilly & Co.	45,312	1,944,338
Teva Pharmaceutical Industries Ltd. ADR	39,487	1,557,367
Allergan, Inc.	15,228	1,409,656
Perrigo Co.	7,960	938,723
Watson Pharmaceuticals, Inc.*	12,395	917,106
Forest Laboratories, Inc.*	23,747	830,908
Novartis AG ADR	14,109	788,693
Mylan, Inc.*	36,536	780,774
GlaxoSmithKline plc ADR	16,424	748,442
Sanofi ADR	18,000	680,040
Valeant Pharmaceuticals International, Inc.*	14,376	643,901
AstraZeneca plc ADR	14,108	631,333
Hospira, Inc.*	17,693	618,901
Elan Corp. plc ADR*	41,980	612,488
Warner Chilcott plc — Class A*	32,880	589,210
Shire plc ADR	5,630	486,376
Salix Pharmaceuticals Ltd.*	8,857	482,175
Endo Health Solutions, Inc.*	15,090	467,488
Jazz Pharmaceuticals plc*	9,390	422,644
Total Pharmaceuticals		30,940,746
Health Care Equipment - 18.4%
Medtronic, Inc.	43,112	1,669,727
Baxter International, Inc.	25,797	1,371,110
Covidien plc	25,150	1,345,525
Intuitive Surgical, Inc.*	2,231	1,235,505
Stryker Corp.	22,203	1,223,385
Edwards Lifesciences Corp.*	10,590	1,093,947
Becton Dickinson and Co.	13,896	1,038,726
St. Jude Medical, Inc.	22,913	914,458
Zimmer Holdings, Inc.	14,078	906,060
CR Bard, Inc.	7,872	845,768
Boston Scientific Corp.*	130,585	740,417
Varian Medical Systems, Inc.*	10,605	644,466
CareFusion Corp.*	24,964	641,076
ResMed, Inc.*	17,918	559,042
Hologic, Inc.*	29,670	535,247
Total Health Care Equipment		14,764,459
Biotechnology - 14.9%
Amgen, Inc.	28,908	2,111,440
Gilead Sciences, Inc.*	33,715	1,728,905
Biogen Idec, Inc.*	11,906	1,718,988
Celgene Corp.*	20,245	1,298,919
Alexion Pharmaceuticals, Inc.*	12,092	1,200,736
Vertex Pharmaceuticals, Inc.*	19,101	1,068,128
Regeneron Pharmaceuticals, Inc.*	7,421	847,627
BioMarin Pharmaceutical, Inc.*	15,460	611,907
Medivation, Inc.*	5,900	539,260
United Therapeutics Corp.*	8,940	441,457
Cubist Pharmaceuticals, Inc.*	10,130	384,028
Total Biotechnology		11,951,395
Managed Health Care - 9.7%
UnitedHealth Group, Inc.	36,832	2,154,673
WellPoint, Inc.	18,836	1,201,548
Cigna Corp.	20,871	918,324
Humana, Inc.	11,672	903,880
Aetna, Inc.	23,092	895,277
Coventry Health Care, Inc.	17,256	548,568
AMERIGROUP Corp.*	7,240	477,188
WellCare Health Plans, Inc.*	6,620	350,860
Health Net, Inc.*	12,330	299,249
Total Managed Health Care		7,749,567
Health Care Services - 7.2%
Express Scripts Holding Co.*	41,568	2,320,741
DaVita, Inc.*	8,619	846,472
Quest Diagnostics, Inc.	13,694	820,271
Laboratory Corporation of America Holdings*	8,756	810,893
Omnicare, Inc.	15,449	482,472
HMS Holdings Corp.*	14,090	469,338
Total Health Care Services		5,750,187
Life Sciences Tools & Services - 6.7%
Thermo Fisher Scientific, Inc.	21,289	1,105,111
Agilent Technologies, Inc.	23,344	916,019
Life Technologies Corp.*	16,552	744,674
Waters Corp.*	8,248	655,469
Mettler-Toledo International, Inc.*	3,430	534,566
Illumina, Inc.*	13,014	525,635
Covance, Inc.*	9,322	446,058
PerkinElmer, Inc.	17,121	441,722
Total Life Sciences Tools & Services		5,369,254
Health Care Distributors - 5.6%
McKesson Corp.	14,136	1,325,250
Cardinal Health, Inc.	24,489	1,028,538
AmerisourceBergen Corp. — Class A	21,596	849,803
Henry Schein, Inc.*	9,047	710,099
Patterson Companies, Inc.	15,670	540,145
Total Health Care Distributors		4,453,835
Health Care Facilities - 2.0%
HCA Holdings, Inc.	34,890	1,061,703
Universal Health Services, Inc. — Class B	12,582	543,039
Total Health Care Facilities		1,604,742
Health Care Technology - 1.7%
Cerner Corp.*	12,568	1,038,871
Allscripts Healthcare Solutions, Inc.*	27,385	299,318
Total Health Care Technology		1,338,189
Health Care Supplies - 1.4%
DENTSPLY International, Inc.	15,983	604,317
Cooper Companies, Inc.	6,529	520,753
Total Health Care Supplies		1,125,070
Total Common Stocks
(Cost $71,879,999)		85,047,444

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$447,196	$447,196
Total Repurchase Agreement
(Cost $447,196)		447,196
Total Investments - 106.8%
(Cost $72,327,195)		$85,494,640
Other Assets & Liabilities, net - (6.8)%		(5,420,549)
Total Net Assets - 100.0%		$80,074,091

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 102.5%
Internet Software & Services - 47.8%
Google, Inc. — Class A*	857	$497,119
eBay, Inc.*	7,018	294,825
Baidu, Inc. ADR*	1,900	218,461
Yahoo!, Inc.*	10,491	166,073
LinkedIn Corp. — Class A*	1,225	130,181
Equinix, Inc.*	684	120,145
NetEase, Inc. ADR*	1,820	107,107
VeriSign, Inc.*	2,449	106,703
Akamai Technologies, Inc.*	2,627	83,407
Yandex N.V. — Class A*	4,370	83,249
Rackspace Hosting, Inc.*	1,815	79,751
AOL, Inc.*	2,739	76,911
IAC/InterActiveCorp.	1,535	69,996
MercadoLibre, Inc.	802	60,792
Open Text Corp.*	1,182	58,982
SINA Corp.*	1,134	58,753
Youku, Inc. ADR*	2,470	53,550
Liquidity Services, Inc.*	970	49,654
Renren, Inc. ADR*	10,440	47,084
Qihoo 360 Technology Company Ltd. ADR*	2,720	47,029
Ancestry.com, Inc.*	1,679	46,223
Sohu.com, Inc.*	952	42,497
OpenTable, Inc.*	908	40,869
j2 Global, Inc.	1,507	39,815
ValueClick, Inc.*	2,393	39,221
VistaPrint N.V.*	1,152	37,210
Monster Worldwide, Inc.*	4,336	36,856
WebMD Health Corp. — Class A*	1,792	36,754
Total Internet Software & Services		2,729,217
Internet Retail - 17.8%
Amazon.com, Inc.*	1,816	414,683
Priceline.com, Inc.*	317	210,652
Expedia, Inc.	2,379	114,359
TripAdvisor, Inc.*	2,359	105,424
Groupon, Inc. — Class A*	7,240	76,961
Netflix, Inc.*	833	57,036
Shutterfly, Inc.*	1,243	38,148
Total Internet Retail		1,017,263
Communications Equipment - 16.9%
QUALCOMM, Inc.	6,028	335,639
Cisco Systems, Inc.	19,381	332,772
Juniper Networks, Inc.*	5,973	97,420
F5 Networks, Inc.*	945	94,084
Research In Motion Ltd.*	7,299	53,940
Ciena Corp.*	2,982	48,815
Total Communications Equipment		962,670
Systems Software - 8.0%
Red Hat, Inc.*	2,338	132,051
Symantec Corp.*	7,561	110,466
Check Point Software Technologies Ltd.*	2,180	108,106
BMC Software, Inc.*	2,474	105,590
Total Systems Software		456,213
Application Software - 4.2%
Intuit, Inc.	2,658	157,753
TIBCO Software, Inc.*	2,809	84,045
Total Application Software		241,798
Movies & Entertainment - 4.2%
Time Warner, Inc.	6,246	240,471
Semiconductors - 2.7%
Broadcom Corp. — Class A*	4,515	152,607
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	6,045	48,602
Total Common Stocks
(Cost $2,766,497)		5,848,841
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.0%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$1,030	1,030
Total Repurchase Agreement
(Cost $1,030)		1,030
Total Investments - 102.5%
(Cost $2,767,527)		$5,849,871
Other Assets & Liabilities, net - (2.5)%		(142,614)
Total Net Assets - 100.0%		$5,707,257

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 107.9%
Restaurants - 16.2%
McDonald's Corp.	5,659	$500,991
Starbucks Corp.	6,548	349,139
Yum! Brands, Inc.	4,471	288,022
Chipotle Mexican Grill, Inc. — Class A*	479	181,996
Darden Restaurants, Inc.	2,733	138,372
Dunkin' Brands Group, Inc.	3,440	118,130
Panera Bread Co. — Class A*	748	104,301
Brinker International, Inc.	2,890	92,104
Cheesecake Factory, Inc.*	2,314	73,955
Wendy's Co.	15,408	72,726
Buffalo Wild Wings, Inc.*	807	69,918
Domino's Pizza, Inc.	2,101	64,942
Total Restaurants		2,054,596
Cable & Satellite - 15.3%
Comcast Corp. — Class A	16,693	533,674
DIRECTV — Class A*	6,602	322,310
Time Warner Cable, Inc.	3,482	285,872
Liberty Global, Inc. — Class A*	4,027	199,860
DISH Network Corp. — Class A	6,646	189,743
Charter Communications, Inc. — Class A*	2,210	156,623
Virgin Media, Inc.	5,928	144,584
Cablevision Systems Corp. — Class A	7,668	101,908
Total Cable & Satellite		1,934,574
Movies & Entertainment - 14.8%
Walt Disney Co.	11,304	548,243
News Corp. — Class A	19,834	442,100
Time Warner, Inc.	9,162	352,737
Viacom, Inc. — Class B	5,948	279,675
Cinemark Holdings, Inc.	3,996	91,309
Regal Entertainment Group — Class A	5,858	80,606
DreamWorks Animation SKG, Inc. — Class A*	3,711	70,732
Total Movies & Entertainment		1,865,402
Tobacco - 13.6%
Philip Morris International, Inc.	7,826	682,897
Altria Group, Inc.	14,459	499,558
Reynolds American, Inc.	6,565	294,572
Lorillard, Inc.	1,764	232,760
Total Tobacco		1,709,787
Broadcasting - 8.4%
CBS Corp. — Class B	7,915	259,454
Discovery Communications, Inc. — Class A*	4,580	247,320
Liberty Media Corporation - Liberty Capital — Class A*	2,097	184,347
Scripps Networks Interactive, Inc. — Class A	3,220	183,089
Grupo Televisa SAB ADR	4,920	105,682
Pandora Media, Inc.*	6,930	75,329
Total Broadcasting		1,055,221
Hotels, Resorts & Cruise Lines - 8.3%
Carnival Corp.	8,764	300,342
Marriott International, Inc. — Class A	5,233	205,134
Starwood Hotels & Resorts Worldwide, Inc.	3,266	173,229
Wyndham Worldwide Corp.	3,165	166,922
Royal Caribbean Cruises Ltd.	4,692	122,133
Ctrip.com International Ltd. ADR*	4,345	72,822
Total Hotels, Resorts & Cruise Lines		1,040,582
Casinos & Gaming - 7.5%
Las Vegas Sands Corp.	6,277	272,987
Wynn Resorts Ltd.	1,561	161,907
International Game Technology	7,448	117,306
MGM Resorts International*	10,240	114,278
Penn National Gaming, Inc.*	2,303	102,691
Melco Crown Entertainment Ltd. ADR*	8,366	96,376
Bally Technologies, Inc.*	1,707	79,649
Total Casinos & Gaming		945,194
Distillers & Vintners - 5.2%
Brown-Forman Corp. — Class B	2,319	224,595
Beam, Inc.	2,914	182,096
Constellation Brands, Inc. — Class A*	5,219	141,226
Diageo plc ADR	1,080	111,316
Total Distillers & Vintners		659,233
Publishing - 4.9%
Thomson Reuters Corp.	9,294	264,415
McGraw-Hill Companies, Inc.	4,248	191,160
Gannett Company, Inc.	6,876	101,283
Meredith Corp.	2,051	65,509
Total Publishing		622,367
Leisure Products - 3.9%
Mattel, Inc.	5,569	180,659
Polaris Industries, Inc.	1,755	125,447
Hasbro, Inc.	3,302	111,839
Brunswick Corp.	3,274	72,748
Total Leisure Products		490,693
Brewers - 3.3%
Molson Coors Brewing Co. — Class B	3,614	150,379
Cia de Bebidas das Americas ADR	3,740	143,354
Anheuser-Busch InBev N.V. ADR	1,593	126,882
Total Brewers		420,615
Home Entertainment Software - 3.1%
Activision Blizzard, Inc.	14,581	174,826
Electronic Arts, Inc.*	12,510	154,499
Take-Two Interactive Software, Inc.*	5,979	56,561
Total Home Entertainment Software		385,886
Leisure Facilities - 2.0%
Six Flags Entertainment Corp.	1,915	103,755
Vail Resorts, Inc.	1,581	79,176
Life Time Fitness, Inc.*	1,609	74,835
Total Leisure Facilities		257,766
Motorcycle Manufacturers - 1.4%
Harley-Davidson, Inc.	3,797	173,637
Total Common Stocks
(Cost $11,283,494)		13,615,553

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$84,815	$84,815
Total Repurchase Agreement
(Cost $84,815)		84,815
Total Investments - 108.6%
(Cost $11,368,309)		$13,700,368
Other Assets & Liabilities, net - (8.6)%		(1,089,637)
Total Net Assets - 100.0%		$12,610,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 98.8%
Gold - 64.6%
Newmont Mining Corp.	167,362	$8,118,730
Barrick Gold Corp.	196,081	7,366,763
Goldcorp, Inc.	159,927	6,010,057
Agnico-Eagle Mines Ltd.[1]	122,537	4,957,847
Yamana Gold, Inc.	320,092	4,929,417
Royal Gold, Inc.	50,291	3,942,814
Kinross Gold Corp.	454,599	3,704,982
AngloGold Ashanti Ltd. ADR	102,304	3,513,119
Eldorado Gold Corp.	256,490	3,159,957
Randgold Resources Ltd. ADR	34,185	3,076,992
Gold Fields Ltd. ADR	231,350	2,963,594
Cia de Minas Buenaventura S.A. ADR	69,684	2,646,598
New Gold, Inc.*	271,847	2,582,547
IAMGOLD Corp.	218,351	2,576,542
Allied Nevada Gold Corp.*	73,056	2,073,329
Novagold Resources, Inc.*	380,473	2,008,897
Harmony Gold Mining Company Ltd. ADR	208,815	1,962,861
AuRico Gold, Inc.*	228,143	1,827,425
Gold Resource Corp.	18,243	474,136
Seabridge Gold, Inc.*	31,300	453,537
Jaguar Mining, Inc.*	239,127	277,387
Total Gold		68,627,531
Precious Metals & Minerals - 18.2%
Silver Wheaton Corp.	184,319	4,947,122
Hecla Mining Co.	602,481	2,861,785
Pan American Silver Corp.	138,078	2,332,137
Coeur d'Alene Mines Corp.*	120,336	2,113,100
Stillwater Mining Co.*	191,805	1,638,015
Endeavour Silver Corp.*	180,883	1,468,770
Silver Standard Resources, Inc.*	129,722	1,458,075
Silvercorp Metals, Inc.	238,155	1,316,997
McEwen Mining, Inc.*	413,483	1,244,584
Total Precious Metals & Minerals		19,380,585
Diversified Metals & Mining - 16.0%
Freeport-McMoRan Copper & Gold, Inc.	319,716	10,892,725
Southern Copper Corp.	134,693	4,244,176
Titanium Metals Corp.	150,427	1,701,329
NovaCopper, Inc.*	63,462	127,559
Total Diversified Metals & Mining		16,965,789
Total Common Stocks
(Cost $54,011,144)		104,973,905
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$599,399	599,399
Total Repurchase Agreement
(Cost $599,399)		599,399
Total Investments - 99.4%
(Cost $54,610,543)		$105,573,304
Other Assets & Liabilities, net - 0.6%		662,793
Total Net Assets - 100.0%		$106,236,097

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 111.0%
Apparel Retail - 20.7%
TJX Companies, Inc.	20,412	$876,286
Ross Stores, Inc.	9,270	579,097
The Gap, Inc.	20,039	548,267
Limited Brands, Inc.	11,557	491,519
Foot Locker, Inc.	10,293	314,760
American Eagle Outfitters, Inc.	15,730	310,353
Urban Outfitters, Inc.*	10,389	286,633
Guess?, Inc.	7,840	238,101
Ascena Retail Group, Inc.*	12,186	226,903
Chico's FAS, Inc.	15,126	224,470
DSW, Inc. — Class A	3,995	217,328
Abercrombie & Fitch Co. — Class A	5,886	200,948
Buckle, Inc.	4,583	181,349
Children's Place Retail Stores, Inc.*	3,308	164,838
Genesco, Inc.*	2,728	164,089
Aeropostale, Inc.*	9,115	162,520
Express, Inc.*	8,870	161,168
ANN, Inc.*	6,027	153,628
Men's Wearhouse, Inc.	5,303	149,226
Jos. A. Bank Clothiers, Inc.*	3,413	144,916
Finish Line, Inc. — Class A	6,783	141,833
Total Apparel Retail		5,938,232
Internet Retail - 13.2%
Amazon.com, Inc.*	7,011	1,600,961
Priceline.com, Inc.*	1,188	789,450
Expedia, Inc.	9,195	442,004
TripAdvisor, Inc.*	9,135	408,243
Groupon, Inc. — Class A*	28,019	297,842
Netflix, Inc.*	3,291	225,335
Total Internet Retail		3,763,835
Hypermarkets & Super Centers - 12.7%
Wal-Mart Stores, Inc.	34,890	2,432,531
Costco Wholesale Corp.	10,167	965,865
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,400	215,946
Total Hypermarkets & Super Centers		3,614,342
Specialty Stores - 11.8%
PetSmart, Inc.	6,422	437,853
Staples, Inc.	29,745	388,172
Ulta Salon Cosmetics & Fragrance, Inc.	3,925	366,517
Dick's Sporting Goods, Inc.	7,357	353,136
Tractor Supply Co.	4,181	347,274
Sally Beauty Holdings, Inc.*	12,856	330,913
GNC Holdings, Inc. — Class A	8,250	323,400
Tiffany & Co.	6,093	322,624
Signet Jewelers Ltd.	6,048	266,172
Cabela's, Inc.*	6,289	237,787
Total Specialty Stores		3,373,848
General Merchandise Stores - 9.9%
Target Corp.	15,704	913,815
Dollar General Corp.*	12,607	685,695
Dollar Tree, Inc.*	10,400	559,520
Family Dollar Stores, Inc.	6,647	441,893
Big Lots, Inc.*	5,538	225,895
Total General Merchandise Stores		2,826,818
Department Stores - 8.6%
Macy's, Inc.	15,018	515,868
Kohl's Corp.	10,389	472,596
Nordstrom, Inc.	9,001	447,260
Sears Holdings Corp.*	5,320	317,604
Dillard's, Inc. — Class A	4,269	271,850
JC Penney Company, Inc.	11,129	259,417
Saks, Inc.*	17,185	183,020
Total Department Stores		2,467,615
Home Improvement Retail - 7.8%
Home Depot, Inc.	25,843	1,369,421
Lowe's Companies, Inc.	29,685	844,241
Total Home Improvement Retail		2,213,662
Automotive Retail - 7.3%
AutoZone, Inc.*	1,526	560,302
O'Reilly Automotive, Inc.*	5,513	461,824
AutoNation, Inc.*	8,974	316,603
CarMax, Inc.*	11,827	306,792
Advance Auto Parts, Inc.	4,211	287,274
Group 1 Automotive, Inc.	3,057	139,430
Total Automotive Retail		2,072,225
Drug Retail - 6.5%
CVS Caremark Corp.	25,064	1,171,241
Walgreen Co.	23,576	697,378
Total Drug Retail		1,868,619
Homefurnishing Retail - 4.7%
Bed Bath & Beyond, Inc.*	8,848	546,807
Williams-Sonoma, Inc.	7,542	263,744
Aaron's, Inc.	7,939	224,753
Pier 1 Imports, Inc.	11,458	188,255
Select Comfort Corp.*	6,120	128,030
Total Homefurnishing Retail		1,351,589
Distributors - 2.7%
Genuine Parts Co.	7,273	438,199
LKQ Corp.*	9,931	331,695
Total Distributors		769,894
Computer & Electronics Retail - 2.7%
Best Buy Company, Inc.	16,895	354,119
Rent-A-Center, Inc. — Class A	6,022	203,182
GameStop Corp. — Class A	11,035	202,603
Total Computer & Electronics Retail		759,904
Catalog Retail - 2.4%
Liberty Interactive Corp. — Class A*	25,223	448,717
HSN, Inc.	5,720	230,802
Total Catalog Retail		679,519
Total Common Stocks
(Cost $25,363,885)		31,700,102

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$177,093	$177,093
Total Repurchase Agreement
(Cost $177,093)		177,093
Total Investments - 111.6%
(Cost $25,540,978)		$31,877,195
Other Assets & Liabilities, net - (11.6)%		(3,319,735)
Total Net Assets - 100.0%		$28,557,460

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 103.9%
Semiconductors - 17.0%
Intel Corp.	15,174	$404,387
Texas Instruments, Inc.	6,596	189,239
Broadcom Corp. — Class A*	4,242	143,380
Taiwan Semiconductor Manufacturing Company Ltd. ADR*	10,038	140,130
ARM Holdings plc ADR	5,052	120,187
Analog Devices, Inc.	3,070	115,647
Altera Corp.	3,236	109,506
Xilinx, Inc.	3,068	102,993
Avago Technologies Ltd.	2,852	102,387
NVIDIA Corp.*	7,384	102,047
Maxim Integrated Products, Inc.	3,602	92,355
Linear Technology Corp.	2,940	92,110
Microchip Technology, Inc.	2,577	85,247
Skyworks Solutions, Inc.*	2,898	79,318
Marvell Technology Group Ltd.	6,842	77,178
Micron Technology, Inc.*	12,115	76,446
Advanced Micro Devices, Inc.*	10,470	59,993
LSI Corp.*	9,040	57,585
Atmel Corp.*	7,450	49,915
Total Semiconductors		2,200,050
Systems Software - 13.5%
Microsoft Corp.	18,260	558,574
Oracle Corp.	14,495	430,502
VMware, Inc. — Class A*	2,226	202,655
CA, Inc.	4,772	129,273
Red Hat, Inc.*	2,197	124,087
Symantec Corp.*	7,130	104,169
Check Point Software Technologies Ltd.*	2,060	102,155
BMC Software, Inc.*	2,337	99,743
Total Systems Software		1,751,158
Internet Software & Services - 12.7%
Google, Inc. — Class A*	801	464,636
eBay, Inc.*	6,625	278,316
Baidu, Inc. ADR*	1,792	206,044
Yahoo!, Inc.*	9,902	156,749
LinkedIn Corp. — Class A*	1,151	122,317
Equinix, Inc.*	650	114,173
VeriSign, Inc.*	2,312	100,734
Akamai Technologies, Inc.*	2,475	78,581
Rackspace Hosting, Inc.*	1,710	75,137
SINA Corp.*	1,070	55,437
Total Internet Software & Services		1,652,124
Computer Hardware - 12.7%
Apple, Inc.*	1,326	774,384
International Business Machines Corp.	2,688	525,719
Hewlett-Packard Co.	10,279	206,711
Dell, Inc.*	11,477	143,692
Total Computer Hardware		1,650,506
Data Processing & Outsourced Services - 11.3%
Visa, Inc. — Class A	2,716	335,778
Mastercard, Inc. — Class A	619	266,237
Automatic Data Processing, Inc.	3,375	187,853
Paychex, Inc.	3,813	119,766
Fiserv, Inc.*	1,598	115,408
Fidelity National Information Services, Inc.	3,344	113,964
Western Union Co.	6,684	112,559
Alliance Data Systems Corp.*	717	96,795
Computer Sciences Corp.	2,556	63,440
VeriFone Systems, Inc.*	1,650	54,599
Total Data Processing & Outsourced Services		1,466,399
Communications Equipment - 8.6%
QUALCOMM, Inc.	5,672	315,817
Cisco Systems, Inc.	18,193	312,374
Motorola Solutions, Inc.	2,700	129,897
Juniper Networks, Inc.*	5,645	92,070
F5 Networks, Inc.*	882	87,812
Harris Corp.	1,812	75,832
Nokia Oyj ADR	27,396	56,710
Research In Motion Ltd.*	6,873	50,791
Total Communications Equipment		1,121,303
Application Software - 8.5%
Intuit, Inc.	2,500	148,376
Salesforce.com, Inc.*	1,071	148,076
Citrix Systems, Inc.*	1,761	147,818
Adobe Systems, Inc.*	4,368	141,392
SAP AG ADR	1,978	117,414
Autodesk, Inc.*	2,648	92,654
Nuance Communications, Inc.*	3,860	91,945
TIBCO Software, Inc.*	2,630	78,690
FactSet Research Systems, Inc.	760	70,634
Informatica Corp.*	1,630	69,047
Total Application Software		1,106,046
IT Consulting & Other Services - 5.0%
Accenture plc — Class A	3,787	227,561
Infosys Ltd. ADR	3,562	160,504
Cognizant Technology Solutions Corp. — Class A*	2,250	135,000
Teradata Corp.*	1,795	129,258
Total IT Consulting & Other Services		652,323
Computer Storage & Peripherals - 4.9%
EMC Corp.*	9,515	243,869
Seagate Technology plc	4,623	114,327
NetApp, Inc.*	3,199	101,792
SanDisk Corp.*	2,483	90,580
Western Digital Corp.*	2,762	84,186
Total Computer Storage & Peripherals		634,754
Semiconductor Equipment - 3.4%
ASML Holding N.V. ADR	2,869	147,523
Applied Materials, Inc.	11,425	130,931
KLA-Tencor Corp.	2,008	98,894
Lam Research Corp.*	1,854	69,970
Total Semiconductor Equipment		447,318
Electronic Components - 2.0%
Corning, Inc.	11,730	151,669
Amphenol Corp. — Class A	1,921	105,501
Total Electronic Components		257,170

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 103.9% (continued)
Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	10,666	$127,885
Electronic Arts, Inc.*	4,945	61,071
Total Home Entertainment Software		188,956
Electronic Manufacturing Services - 1.4%
TE Connectivity Ltd.	3,847	122,758
Jabil Circuit, Inc.	3,170	64,446
Total Electronic Manufacturing Services		187,204
Office Electronics - 0.9%
Xerox Corp.	14,330	112,777
Technology Distributors - 0.5%
Avnet, Inc.*	2,230	68,818
Total Common Stocks
(Cost $6,952,425)		13,496,906
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$89,509	89,509
Total Repurchase Agreement
(Cost $89,509)		89,509
Total Investments - 104.6%
(Cost $7,041,934)		$13,586,415
Other Assets & Liabilities, net - (4.6)%		(596,832)
Total Net Assets - 100.0%		$12,989,583

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 115.4%
Communications Equipment - 42.4%
QUALCOMM, Inc.	4,309	$239,924
Cisco Systems, Inc.	13,809	237,101
Motorola Solutions, Inc.	2,157	103,773
Juniper Networks, Inc.*	4,284	69,872
F5 Networks, Inc.*	669	66,606
Harris Corp.	1,379	57,711
Telefonaktiebolaget LM Ericsson — Class B ADR	4,630	42,272
Research In Motion Ltd.*	5,215	38,539
Brocade Communications Systems, Inc.*	7,778	38,346
JDS Uniphase Corp.*	3,481	38,291
ADTRAN, Inc.	1,233	37,224
Ciena Corp.*	2,127	34,819
Riverbed Technology, Inc.*	2,069	33,414
ViaSat, Inc.*	821	31,009
Plantronics, Inc.	908	30,327
NETGEAR, Inc.*	851	29,368
InterDigital, Inc.	968	28,566
Finisar Corp.*	1,889	28,259
Polycom, Inc.*	2,639	27,762
Aruba Networks, Inc.*	1,830	27,542
Nokia Oyj ADR	12,780	26,455
Acme Packet, Inc.*	1,323	24,674
Emulex Corp.*	2,459	17,705
Total Communications Equipment		1,309,559
Integrated Telecommunication Services - 38.5%
AT&T, Inc.	11,707	417,473
Verizon Communications, Inc.	7,255	322,412
CenturyLink, Inc.	3,412	134,740
Windstream Corp.	5,996	57,921
Chunghwa Telecom Company Ltd. ADR	1,351	42,462
BCE, Inc.	1,023	42,148
Telefonica S.A. ADR	2,825	37,007
Telefonica Brasil S.A. ADR	1,470	36,368
KT Corp. ADR	2,736	36,060
France Telecom S.A. ADR	2,412	31,621
China Unicom Hong Kong Ltd. ADR	2,435	30,559
Total Integrated Telecommunication Services		1,188,771
Wireless Telecommunication Services - 31.0%
Vodafone Group plc ADR	11,548	325,423
Crown Castle International Corp.*	1,993	116,909
America Movil SAB de CV ADR	3,321	86,545
SBA Communications Corp. — Class A*	1,304	74,393
China Mobile Ltd. ADR	1,010	55,217
Mobile Telesystems OJSC ADR	2,880	49,536
Telephone & Data Systems, Inc.	1,839	39,152
Tim Participacoes S.A. ADR	1,347	36,989
SK Telecom Company Ltd. ADR	2,881	34,860
Rogers Communications, Inc. — Class B	951	34,436
MetroPCS Communications, Inc.*	5,192	31,412
VimpelCom Ltd. ADR	3,763	30,518
NII Holdings, Inc.*	2,709	27,713
Leap Wireless International, Inc.*	2,438	15,676
Total Wireless Telecommunication Services		958,779
Alternative Carriers - 3.5%
tw telecom, Inc. — Class A*	2,218	56,914
Level 3 Communications, Inc.*	2,335	51,720
Total Alternative Carriers		108,634
Total Common Stocks
(Cost $2,447,604)		3,565,743
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$5,052	5,052
Total Repurchase Agreement
(Cost $5,052)		5,052
Total Investments - 115.6%
(Cost $2,452,656)		$3,570,795
Other Assets & Liabilities, net - (15.6)%		(482,054)
Total Net Assets - 100.0%		$3,088,741

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 88.7%
Railroads - 19.7%
Union Pacific Corp.	3,875	$462,327
Norfolk Southern Corp.	4,182	300,142
CSX Corp.	13,004	290,769
Canadian National Railway Co.	1,960	165,385
Kansas City Southern	2,317	161,171
Canadian Pacific Railway Ltd.	1,698	124,395
Genesee & Wyoming, Inc. — Class A*	1,604	84,755
Total Railroads		1,588,944
Auto Parts & Equipment - 14.6%
Johnson Controls, Inc.	8,560	237,197
BorgWarner, Inc.*	2,140	140,362
Autoliv, Inc.	2,170	118,611
TRW Automotive Holdings Corp.*	3,080	113,221
Magna International, Inc.	2,760	108,910
Lear Corp.	2,750	103,758
Gentex Corp.	4,470	93,289
Dana Holding Corp.	5,690	72,889
Visteon Corp.*	1,825	68,438
Tenneco, Inc.*	2,360	63,295
American Axle & Manufacturing Holdings, Inc.*	4,780	50,142
Total Auto Parts & Equipment		1,170,112
Air Freight & Logistics - 14.4%
United Parcel Service, Inc. — Class B	6,471	509,657
FedEx Corp.	3,420	313,306
CH Robinson Worldwide, Inc.	2,989	174,946
Expeditors International of Washington, Inc.	4,071	157,751
Total Air Freight & Logistics		1,155,660
Automobile Manufacturers - 13.6%
Ford Motor Co.	32,680	313,402
General Motors Co.*	14,770	291,264
Toyota Motor Corp. ADR	1,480	119,110
Tata Motors Ltd. ADR	5,020	110,239
Tesla Motors, Inc.*	3,245	101,536
Honda Motor Company Ltd. ADR	2,760	95,662
Thor Industries, Inc.	2,380	65,236
Total Automobile Manufacturers		1,096,449
Airlines - 11.3%
Delta Air Lines, Inc.*	17,637	193,124
United Continental Holdings, Inc.*	7,430	180,771
Southwest Airlines Co.	17,948	165,481
Copa Holdings S.A. — Class A	1,422	117,287
US Airways Group, Inc.*	8,484	113,092
JetBlue Airways Corp.*	13,820	73,246
Alaska Air Group, Inc.*	1,874	67,277
Total Airlines		910,278
Trucking - 9.6%
J.B. Hunt Transport Services, Inc.	2,772	165,211
Hertz Global Holdings, Inc.*	9,839	125,939
Dollar Thrifty Automotive Group, Inc.*	1,110	89,866
Old Dominion Freight Line, Inc.*	2,065	89,394
Landstar System, Inc.	1,688	87,303
Con-way, Inc.	2,412	87,097
Ryder System, Inc.	1,811	65,214
Swift Transportation Co. — Class A*	6,270	59,252
Total Trucking		769,276
Motorcycle Manufacturers - 2.3%
Harley-Davidson, Inc.	4,050	185,207
Tires & Rubber - 1.2%
Goodyear Tire & Rubber Co.*	8,450	99,795
Marine - 1.0%
Kirby Corp.*	1,698	79,942
Diversified Commercial & Professional Services - 1.0%
Avis Budget Group, Inc.*	5,094	77,429
Total Common Stocks
(Cost $4,873,672)		7,133,092
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$63,351	63,351
Total Repurchase Agreement
(Cost $63,351)		63,351
Total Investments - 89.5%
(Cost $4,937,023)		$7,196,443
Other Assets & Liabilities, net - 10.5%		840,347
Total Net Assets - 100.0%		$8,036,790

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 100.6%
Electric Utilities - 48.9%
Southern Co.	70,164	$3,248,592
Duke Energy Corp.	126,587	2,919,096
NextEra Energy, Inc.	41,603	2,862,702
Exelon Corp.	74,159	2,789,862
Northeast Utilities	65,278	2,533,439
FirstEnergy Corp.	48,634	2,392,306
Progress Energy, Inc.	37,499	2,256,315
American Electric Power Company, Inc.	56,034	2,235,757
Edison International	43,930	2,029,566
PPL Corp.	72,362	2,012,387
Xcel Energy, Inc.	67,945	1,930,317
Entergy Corp.	25,659	1,741,990
Pinnacle West Capital Corp.	24,099	1,246,882
OGE Energy Corp.	21,623	1,119,855
Cia Energetica de Minas Gerais ADR	59,448	1,095,032
N.V. Energy, Inc.	61,309	1,077,812
Pepco Holdings, Inc.	54,994	1,076,233
Westar Energy, Inc.	33,942	1,016,563
ITC Holdings Corp.	12,905	889,284
Great Plains Energy, Inc.	41,114	880,251
Hawaiian Electric Industries, Inc.	30,853	879,928
Cleco Corp.	19,709	824,427
IDACORP, Inc.	17,513	736,947
Portland General Electric Co.	27,476	732,510
UIL Holdings Corp.	19,060	683,492
PNM Resources, Inc.	33,255	649,803
UNS Energy Corp.	16,199	622,204
El Paso Electric Co.	17,737	588,159
Total Electric Utilities		43,071,711
Multi-Utilities-33.0%
Dominion Resources, Inc.	53,090	2,866,859
Consolidated Edison, Inc.	35,741	2,222,732
PG&E Corp.	48,929	2,215,016
Sempra Energy	32,005	2,204,504
Public Service Enterprise Group, Inc.	65,155	2,117,538
DTE Energy Co.	27,909	1,655,841
Wisconsin Energy Corp.	40,905	1,618,611
CenterPoint Energy, Inc.	74,612	1,542,230
Ameren Corp.	43,729	1,466,671
NiSource, Inc.	54,990	1,361,003
SCANA Corp.	27,111	1,296,990
CMS Energy Corp.	54,522	1,281,267
Alliant Energy Corp.	25,526	1,163,220
Integrys Energy Group, Inc.	19,206	1,092,245
TECO Energy, Inc.	55,461	1,001,626
MDU Resources Group, Inc.	46,311	1,000,781
National Grid plc ADR	17,710	938,453
Vectren Corp.	26,682	787,653
Avista Corp.	24,252	647,528
Black Hills Corp.	18,174	584,658
Total Multi-Utilities		29,065,426
Gas Utilities - 10.6%
ONEOK, Inc.	35,466	1,500,566
AGL Resources, Inc.	27,397	1,061,634
Questar Corp.	47,707	995,168
National Fuel Gas Co.	20,507	963,419
Atmos Energy Corp.	27,059	948,959
UGI Corp.	32,042	942,996
Piedmont Natural Gas Company, Inc.	23,895	769,180
Southwest Gas Corp.	16,437	717,475
WGL Holdings, Inc.	17,946	713,354
New Jersey Resources Corp.	15,263	665,619
Total Gas Utilities		9,278,370
Independent Power Producers & Energy Traders - 4.5%
AES Corp.*	120,587	1,547,131
Calpine Corp.*	83,518	1,378,882
NRG Energy, Inc.*	58,602	1,017,331
Total Independent Power Producers & Energy Traders		3,943,344
Water Utilities - 3.6%
American Water Works Company, Inc.	36,361	1,246,455
Aqua America, Inc.	39,811	993,683
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,705	887,941
Total Water Utilities		3,128,079
Total Common Stocks
(Cost $75,343,998)		88,486,930
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$321,384	321,384
Total Repurchase Agreement
(Cost $321,384)		321,384
Total Investments - 101.0%
(Cost $75,665,382)		$88,808,314
Other Assets & Liabilities, net - (1.0)%		(895,460)
Total Net Assets - 100.0%		$87,912,854

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Alternative Strategies Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 1.3%
iShares Barclays Aggregate Bond Fund	823	$91,600
Total Exchange Traded Funds
(Cost $90,527)		91,600
CURRENCY EXCHANGE TRADED FUNDS† - 4.3%
PowerShares DB G10 Currency Harvest Fund*	12,001	295,345
Total Currency Exchange Traded Funds
(Cost $231,746)		295,345
MUTUAL FUNDS†,1 - 95.3%
Alternatives Funds - 93.0%
RSF — Multi-Hedge Strategies Fund — A Class	61,109	1,367,608
RSF — Event Driven and Distressed Strategies Fund — A Class	48,920	1,253,832
RSF — Managed Futures Strategy Fund —A Class*	54,897	1,182,489
RSF — Long Short Equity Strategy Fund — A Class	44,158	1,139,279
RSF — Long Short Interest Rate Strategy Fund — A Class*	33,627	774,099
RSF — Long/Short Commodities Strategy Fund — A Class	22,411	522,406
RSF — Commodities Strategy Fund — A Class	10,501	156,149
Total Alternatives Funds		6,395,862
Specialty Funds - 2.3%
RSF — Real Estate Fund — A Class	5,001	156,190
Total Mutual Funds
(Cost $6,317,184)		6,552,052
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.0%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$919	919
Total Repurchase Agreement
(Cost $919)		919
Total Investments - 100.9%
(Cost $6,640,376)		$6,939,916
Other Assets & Liabilities, net - (0.9)%		(61,874)
Total Net Assets - 100.0%		$6,878,042

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $91,150)	2	$5,895
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $67,863)	1	48
(Total Aggregate Value of Contracts $159,013)		$5,943
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $124,031)	1	$288
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro Futures Contracts (Aggregate Value of Contracts $158,338)	1	$(849)
FUTURES CONTRACTS SOLD SHORT†
July 2012 CAC 40 10 Euro Futures Contracts (Aggregate Value of Contracts $40,562)	1	(1,857)
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $79,720)	1	(3,567)
(Total Aggregate Value of Contracts $120,282)		$(5,424)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	A-Class shares of affiliated funds.
[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 51.4%
Energy - 11.3%
Petroleo Brasileiro S.A. Spon ADR	2,859	$51,863
Petroleo Brasileiro S.A. ADR	2,214	41,557
CNOOC Ltd. ADR	201	40,451
PetroChina Company Ltd. ADR	283	36,547
Sasol Ltd. ADR	663	28,144
China Petroleum & Chemical Corp. ADR	222	19,800
Ecopetrol S.A. ADR	274	15,286
Ultrapar Participacoes S.A. ADR	545	12,361
Total Energy		246,009
Telecommunication Services - 10.0%
China Mobile Ltd. ADR	1,401	76,593
America Movil SAB de CV ADR	2,447	63,769
Chunghwa Telecom Company Ltd. ADR	505	15,872
Mobile Telesystems OJSC ADR	683	11,748
Telekomunikasi Indonesia Persero Tbk PT ADR	325	11,320
Telefonica Brasil S.A. ADR	383	9,475
China Telecom Corporation Ltd. ADR	183	8,056
China Unicom Hong Kong Ltd. ADR	627	7,869
Philippine Long Distance Telephone Co. ADR	114	7,250
Tim Participacoes S.A. ADR	242	6,645
Total Telecommunication Services		218,597
Materials - 8.6%
Vale S.A. Pref ADR	2,728	53,224
Vale S.A. ADR	1,752	34,777
POSCO ADR	360	28,958
AngloGold Ashanti Ltd. ADR	505	17,342
Gold Fields Ltd. ADR	953	12,208
Gerdau S.A. ADR	1,181	10,346
Cia de Minas Buenaventura S.A. ADR	249	9,457
Cemex SAB de CV ADR*	1,396	9,395
Sociedad Quimica y Minera de Chile S.A. ADR	118	6,569
Cia Siderurgica Nacional S.A. ADR	1,041	5,902
Total Materials		188,178
Financials - 8.2%
Itau Unibanco Holding S.A. ADR	3,000	41,760
Banco Bradesco S.A. ADR	2,568	38,186
China Life Insurance Company Ltd. ADR	666	26,300
Shinhan Financial Group Company Ltd. ADR	295	20,939
HDFC Bank Ltd. ADR	509	16,593
KB Financial Group, Inc. ADR	477	15,593
ICICI Bank Ltd. ADR	377	12,219
Bancolombia S.A. ADR	114	7,050
Total Financials		178,640
Information Technology - 7.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR*	6,535	91,229
Infosys Ltd. ADR	644	29,019
Baidu, Inc. ADR*	179	20,581
United Microelectronics Corp. ADR	3,344	7,256
Advanced Semiconductor Engineering, Inc. ADR	1,438	5,853
Total Information Technology		153,938
Consumer Staples - 4.3%
Cia de Bebidas das Americas ADR	1,071	41,052
Fomento Economico Mexicano SAB de CV ADR	248	22,134
BRF - Brasil Foods S.A. ADR	881	13,382
Cia de Bebidas das Americas ADR	313	9,737
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	189	7,558
Total Consumer Staples		93,863
Utilities - 1.2%
Cia Energetica de Minas Gerais ADR	635	11,697
Korea Electric Power Corp. ADR*	691	7,725
Empresa Nacional de Electricidad S.A. ADR	145	7,399
Total Utilities		26,821
Consumer Discretionary - 0.7%
Grupo Televisa SAB ADR	741	15,917
Total Common Stocks
(Cost $1,178,956)		1,121,963
	Face Amount
REPURCHASE AGREEMENTS††,1 - 43.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	$523,909	523,909
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	250,875	250,875
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	106,989	106,989
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	70,842	70,842
Total Repurchase Agreements
(Cost $952,615)		952,615
Total Investments - 95.0%
(Cost $2,131,571)		$2,074,578
Other Assets & Liabilities, net - 5.0%		108,282
Total Net Assets - 100.0%		$2,182,860

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $519,915)	11	$(19,400)

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2012 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/27/12 [3] (Notional Value $3,726,887)	1,583	$141,515

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR	American Depositary Receipt

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 20.9%
Health Care - 4.4%
Novartis AG ADR	1,122	$62,721
GlaxoSmithKline plc ADR	1,105	50,355
Roche Holding AG ADR	1,120	48,406
Sanofi ADR	1,107	41,822
AstraZeneca plc ADR	553	24,747
Total Health Care		228,051
Financials - 4.2%
HSBC Holdings plc ADR	1,176	51,896
Allianz SE ADR	3,904	39,001
Deutsche Bank AG	861	31,143
Banco Santander S.A. ADR	3,986	26,148
UBS AG*	1,889	22,120
ING Groep N.V. ADR*	2,647	17,682
Banco Bilbao Vizcaya Argentaria S.A. ADR	2,320	16,402
Barclays plc ADR	1,485	15,296
Total Financials		219,688
Consumer Staples - 3.8%
Nestle S.A. ADR	1,435	85,727
British American Tobacco plc ADR	465	47,486
Diageo plc ADR	333	34,322
Unilever N.V.	833	27,781
Total Consumer Staples		195,316
Energy - 3.2%
Royal Dutch Shell plc ADR	732	49,358
BP plc ADR	1,194	48,405
Total S.A. ADR	968	43,512
Eni SpA ADR	575	24,449
Total Energy		165,724
Telecommunication Services - 2.0%
Vodafone Group plc ADR	1,954	55,064
Telefonica S.A. ADR	1,573	20,600
Deutsche Telekom AG ADR	1,491	16,300
France Telecom S.A. ADR	1,034	13,556
Total Telecommunication Services		105,520
Materials - 1.2%
BHP Billiton Ltd. ADR	365	23,835
Rio Tinto plc ADR	480	22,949
Anglo American plc ADR	910	15,042
Total Materials		61,826
Industrials - 1.0%
Siemens AG ADR	415	34,889
ABB Ltd. ADR*	935	15,259
Total Industrials		50,148
Information Technology - 0.7%
SAP AG ADR	409	24,279
Telefonaktiebolaget LM Ericsson — Class B ADR	1,388	12,672
Total Information Technology		36,951
Consumer Discretionary - 0.4%
Daimler AG	470	21,050
Total Common Stocks
(Cost $996,304)		1,084,274
	Face Amount
REPURCHASE AGREEMENTS††,1 - 67.5%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$1,787,578	1,787,578
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	762,339	762,339
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	504,781	504,781
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	449,005	449,005
Total Repurchase Agreements
(Cost $3,503,703)		3,503,703
Total Investments - 88.4%
(Cost $4,500,007)		$4,587,977
Other Assets & Liabilities, net - 11.6%		601,293
Total Net Assets - 100.0%		$5,189,270

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,127,292)	109	$150,657
September 2012 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,344,492)	78	108,917
(Total Aggregate Value of Contracts $5,471,784)		$259,574
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $5,383,475)	34	$38,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 18.4%
iShares iBoxx $ High Yield Corporate Bond Fund	20,600	$1,879,132
Total Exchange Traded Funds
(Cost $1,801,882)		1,879,132
	Face Amount
REPURCHASE AGREEMENTS††,1 - 80.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$3,670,396	3,670,396
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	2,017,873	2,017,873
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	1,565,294	1,565,294
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	1,036,455	1,036,455
Total Repurchase Agreements
(Cost $8,290,018)		8,290,018
Total Investments - 99.3%
(Cost $10,091,900)		$10,169,150
Other Assets & Liabilities, net - 0.7%		76,151
Total Net Assets - 100.0%		$10,245,301

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $717,480)	9	$32,137

Units
CORPORATE BOND INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC July 2012 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 07/31/12 [3] (Notional Value $7,800,403)	85,512	$67,401

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as corporate bond index swap collateral at June 30, 2012.
[3]	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/- financing at a variable rate.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 83.9%
U.S. Treasury Bond
3.00% due 05/15/42	$373,378,000	$392,046,900
Total U.S. Government Securities
(Cost $382,300,339)		392,046,900
REPURCHASE AGREEMENTS††,1 - 6.2%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	14,670,827	14,670,827
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	6,256,587	6,256,587
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	4,142,785	4,142,785
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	3,685,029	3,685,029
Total Repurchase Agreements
(Cost $28,755,228)		28,755,228
Total Investments - 90.1%
(Cost $411,055,567)		$420,802,128
Other Assets & Liabilities, net - 9.9%		46,120,972
Total Net Assets - 100.0%		$466,923,100

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $196,706,125)	1,177	$2,270,372

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 6.8%
iShares iBoxx $ High Yield Corporate Bond Fund	79,209	$7,225,445
Total Exchange Traded Fund
(Cost $6,800,028)		7,225,445
	Face Amount
REPURCHASE AGREEMENTS††,1 - 87.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$41,988,218	41,988,218
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	20,262,677	20,262,677
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	17,906,486	17,906,486
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	11,856,738	11,856,738
Total Repurchase Agreements
(Cost $92,014,119)		92,014,119
Total Investments - 94.4%
(Cost $98,814,147)		$99,239,564
Other Assets & Liabilities, net - 5.6%		5,856,584
Total Net Assets - 100.0%		$105,096,148

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $67,845,094)	547	$67,683

CREDIT DEFAULT SWAPS PROTECTION SOLD††,3

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY-18 Index	Goldman Sachs	5.00%	06/20/17	$4,752,000	$(4,591,620)	$(118,468)	$(41,912)
CDX.NA.HY-18 Index	Barclays Bank plc	5.00%	06/20/17	$41,580,000	$(40,176,675)	$(2,297,582)	$894,257
CDX.NA.HY-18 Index	Credit Suisse	5.00%	06/20/17	$54,450,000	$(52,612,313)	$(2,628,704)	$791,017

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as credit default swap collateral at June 30, 2012.
[3]	Credit Default Swaps — See Note 4.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 121.5%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$419,689	$419,689
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	366,106	366,106
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	178,982	178,982
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	118,513	118,513
Total Repurchase Agreements
(Cost $1,083,290)		1,083,290
Total Investments - 121.5%
(Cost $1,083,290)		$1,083,290
Other Assets & Liabilities, net - (21.5)%		(191,648)
Total Net Assets - 100.0%		$891,642

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $898,035)	19	$(25,036)
	Units
EQUITY INDEX SWAP AGREEMENT SOLD SHORT††,3
Goldman Sachs International July 2012 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/27/12 (Notional Value $879,386)	373	$(35,964)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 33.7%
Federal Farm Credit Bank[1]
0.06% due 07/27/12	$50,000,000	$49,997,833
Federal Home Loan Bank[1]
0.15% due 10/03/12	25,000,000	24,994,200
Farmer Mac[1]
0.14% due 08/10/12	10,000,000	9,999,460
Total Federal Agency Discount Notes
(Cost $84,986,486)		84,991,493
FEDERAL AGENCY NOTES†† - 9.9%
Federal Home Loan Bank[1]
0.25% due 07/02/12	25,000,000	25,000,000
Total Federal Agency Notes
(Cost $25,000,000)		25,000,000
REPURCHASE AGREEMENTS†† - 133.1%
Individual Repurchase Agreement[3] Barclays Capital issued 06/29/12 at (0.15)% due 07/02/12 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 05/15/42 as collateral, with a value of $159,514,873) to be repurchased at $155,843,273	155,845,221	155,845,221

Joint Repurchase Agreements[2] HSBC Group issued 06/29/12 at 0.12% due 07/02/12	91,963,810	91,963,810
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	39,219,303	39,219,303
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	25,968,970	25,968,970
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	23,099,534	23,099,534
Total Repurchase Agreements
(Cost $336,096,838)		336,096,838
Total Long Investments - 176.7%
(Cost $446,083,324)		$446,088,331

U.S. Government Securities Sold Short† - (61.3)%
U.S. Treasury Bond
3.00% due 05/15/42	147,275,000	(154,638,750)
Total U.S. Government Securities Sold Short
(Proceeds $154,046,394)		$(154,638,750)
Other Assets & Liabilities, net - (15.4)%		(38,983,302)
Total Net Assets - 100.0%		$252,466,279

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $115,316,250)	690	$940,700

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or portion of this security is pledged as short collateral at June 30, 2012

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 99.8%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$6,398,943	$6,398,943
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	2,728,922	2,728,922
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	2,096,283	2,096,283
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	1,806,949	1,806,949
Total Repurchase Agreements
(Cost $13,031,097)		13,031,097
Total Investments - 99.8%
(Cost $13,031,097)		$13,031,097
Other Assets & Liabilities, net - 0.2%		29,879
Total Net Assets - 100.0%		$13,060,976

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $9,426,375)	76	$22,123

CREDIT DEFAULT SWAPS PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.NA.HY-18 Index	Barclays Bank plc	5.00%	06/20/17	$10,395,000	$10,044,169	$446,428	$(95,597)
CDX.NA.HY-18 Index	Credit Suisse	5.00%	06/20/17	$2,475,000	$2,391,469	$110,247	$(26,716)
CDX.NA.HY-18 Index	Goldman Sachs	5.00%	06/20/17	$792,000	$765,270	$17,874	$8,856

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 101.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$3,132,351	$3,132,351
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	1,335,837	1,335,837
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	1,062,350	1,062,350
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	884,521	884,521
Total Repurchase Agreements
(Cost $6,415,059)		6,415,059
Total Investments - 101.6%
(Cost $6,415,059)		$6,415,059
Other Assets & Liabilities, net - (1.6)%		(100,686)
Total Net Assets - 100.0%		$6,314,373

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 400 Mid Index Mini Futures Contracts (Aggregate Value of Contracts $3,480,960)	37	$(94,118)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Barclays Bank plc July 2012 S&P MidCap 400 Index Swap, Terminating 07/31/12 (Notional Value $984,792)	1,046	$(27,069)
Credit Suisse Capital, LLC July 2012 S&P MidCap 400 Index Swap, Terminating 07/31/12 (Notional Value $1,041,820)	1,106	(28,614)
Goldman Sachs International July 2012 S&P MidCap 400 Index Swap, Terminating 07/27/12 (Notional Value $870,545)	925	(34,071)
(Total Notional Value $2,897,157)		$(89,754)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 87.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$6,238,303	$6,238,303
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	2,668,648	2,668,648
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	2,660,415	2,660,415
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	1,761,587	1,761,587
Total Repurchase Agreements
(Cost $13,328,953)		13,328,953
Total Investments - 87.6%
(Cost $13,328,953)		$13,328,953
Other Assets & Liabilities, net - 12.4%		1,887,566
Total Net Assets - 100.0%		$15,216,519

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,977,680)	57	$(75,221)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Goldman Sachs International July 2012 NASDAQ-100 Index Swap, Terminating 07/27/12 (Notional Value $6,385,266)	2,441	$(35,060)
Barclays Bank plc July 2012 NASDAQ-100 Index Swap, Terminating 07/31/12 (Notional Value $1,477,839)	565	(45,361)
Credit Suisse Capital, LLC July 2012 NASDAQ-100 Index Swap, Terminating 07/31/12 (Notional Value $4,460,575)	1,705	(135,402)
(Total Notional Value $12,323,680)		$(215,823)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 144.0%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$22,672,902	$22,672,902
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	14,841,121	14,841,121
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	9,669,188	9,669,188
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	6,402,430	6,402,430
Total Repurchase Agreements
(Cost $53,585,641)		53,585,641
Total Investments - 144.0%
(Cost $53,585,641)		$53,585,641
Other Assets & Liabilities, net - (44.0)%		(16,380,463)
Total Net Assets - 100.0%		$37,205,178

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,993,000)	25	$(56,167)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Barclays Bank plc July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $260,649)	326	$(7,374)
Goldman Sachs International July 2012 Russell 2000 Index Swap, Terminating 07/27/12 (Notional Value $528,400)	662	(22,397)
Credit Suisse Capital, LLC July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $34,796,875)	43,578	(985,188)
(Total Notional Value $35,585,924)		$(1,014,959)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 78.1%
Fannie Mae[1]
0.13% due 12/05/12	$20,000,000	$19,988,740
0.15% due 10/10/12	15,000,000	14,996,250
0.15% due 09/12/12	10,000,000	9,998,400
Total Fannie Mae		44,983,390
Freddie Mac[1]
0.15% due 02/06/13	20,000,000	19,980,560
0.15% due 10/29/12	15,000,000	14,995,545
Total Freddie Mac		34,976,105
Farmer Mac[2]
0.17% due 11/28/12	10,000,000	9,995,450
0.15% due 12/21/12	10,000,000	9,993,790
Total Farmer Mac		19,989,240
Federal Home Loan Bank[2]
0.15% due 10/30/12	15,000,000	14,995,500
Federal Farm Credit Bank[2]
0.15% due 11/05/12	15,000,000	14,994,225
Total Federal Agency Discount Notes
(Cost $129,923,442)		129,938,460
REPURCHASE AGREEMENTS††,3 - 20.9%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[4]	15,686,881	15,686,881
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	11,183,101	11,183,101
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	4,769,196	4,769,196
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	3,157,912	3,157,912
Total Repurchase Agreements
(Cost $34,797,090)		34,797,090
Total Investments - 99.0%
(Cost $164,720,532)		$164,735,550
Other Assets & Liabilities, net - 1.0%		1,620,910
Total Net Assets - 100.0%		$166,356,460

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $52,525,575)	774	$(1,845,916)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,5
Credit Suisse Capital, LLC July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $33,047,239)	24,261	$(805,650)
Barclays Bank plc July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $42,771,262)	31,400	(1,041,183)
Goldman Sachs International July 2012 S&P 500 Index Swap, Terminating 07/27/12 (Notional Value $38,123,911)	27,988	(1,192,901)
(Total Notional Value $113,942,412)		$(3,039,734)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 66.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$1,486,409	$1,486,409
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	633,900	633,900
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	419,736	419,736
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	373,357	373,357
Total Repurchase Agreements
(Cost $2,913,402)		2,913,402
Total Investments - 66.9%
(Cost $2,913,402)		$2,913,402
Other Assets & Liabilities, net - 33.1%		1,440,346
Total Net Assets - 100.0%		$4,353,748

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2012 Nikkei 225 Average Index Futures Contracts (Aggregate Value of Contracts $8,659,250)	190	$498,274

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $8,766,800)	56	$(53,238)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Long Short Equity Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 65.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$1,432,907	$1,432,907
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	611,084	611,084
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	404,628	404,628
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	359,919	359,919
Total Repurchase Agreements
(Cost $2,808,538)		2,808,538
Total Investments - 65.6%
(Cost $2,808,538)		$2,808,538
Other Assets & Liabilities, net - 34.4%		1,473,649
Total Net Assets - 100.0%		$4,282,187

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $756,240)	16	$36,615
September 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $835,840)	16	17,623
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $610,763)	9	14,416
(Total Aggregate Value of Contracts $2,202,843)		$68,654

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Long Short Interest Rate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 44.2%
Fannie Mae[1]
0.15% due 09/12/12	$10,000,000	$9,998,400
Federal Home Loan Bank[2]
0.12% due 10/22/12	10,000,000	9,997,200
Freddie Mac[1]
0.15% due 11/27/12	10,000,000	9,995,480
Total Federal Agency Discount Notes
(Cost $29,987,141)		29,991,080
FEDERAL AGENCY NOTES†† - 22.5%
Federal Home Loan Bank[2]
0.20% due 12/28/12	15,290,000	15,289,343
Total Federal Agency Notes
(Cost $15,289,708)		15,289,343
REPURCHASE AGREEMENTS††,3 - 32.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	11,365,416	11,365,416
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	4,846,947	4,846,947
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	3,209,394	3,209,394
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	2,854,773	2,854,773
Total Repurchase Agreements
(Cost $22,276,530)		22,276,530
Total Investments - 99.6%
(Cost $67,553,379)		$67,556,953
Other Assets & Liabilities, net - 0.4%		244,589
Total Net Assets - 100.0%		$67,801,542

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $41,674,500)	336	$13,700
September 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $11,531,625)	69	6,228
September 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $23,885,313)	179	5,912
September 2012 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $51,751,406)	235	(32,997)
September 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $12,590,625)	85	(63,451)
(Total Aggregate Value of Contracts $141,433,469)		$(70,608)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.6%
Financials - 15.4%
Macerich Co.	1,175	$69,384
SL Green Realty Corp.	770	61,784
Federal Realty Investment Trust	569	59,227
UDR, Inc.	2,148	55,505
Affiliated Managers Group, Inc.*	470	51,442
Everest Re Group Ltd.	480	49,675
Realty Income Corp.	1,179	49,247
Rayonier, Inc.	1,088	48,850
New York Community Bancorp, Inc.	3,893	48,780
Essex Property Trust, Inc.	309	47,561
Camden Property Trust	694	46,963
Alleghany Corp.*	128	43,489
Alexandria Real Estate Equities, Inc.	547	39,778
Taubman Centers, Inc.	510	39,352
WR Berkley Corp.	994	38,686
Liberty Property Trust	1,034	38,093
Regency Centers Corp.	799	38,008
Fidelity National Financial, Inc. — Class A	1,964	37,827
MSCI, Inc. — Class A*	1,080	36,742
Arthur J Gallagher & Co.	1,043	36,578
Reinsurance Group of America, Inc. — Class A	650	34,587
Raymond James Financial, Inc.	989	33,863
Duke Realty Corp.	2,294	33,584
BRE Properties, Inc.	670	33,513
Senior Housing Properties Trust	1,440	32,141
Cullen/Frost Bankers, Inc.	543	31,216
East West Bancorp, Inc.	1,275	29,911
American Campus Communities, Inc.	659	29,642
Weingarten Realty Investors	1,068	28,131
Brown & Brown, Inc.	1,029	28,061
HCC Insurance Holdings, Inc.	892	28,009
Eaton Vance Corp.	1,022	27,543
Jones Lang LaSalle, Inc.	390	27,444
Hospitality Properties Trust	1,093	27,074
National Retail Properties, Inc.	943	26,677
Home Properties, Inc.	429	26,323
Commerce Bancshares, Inc.	694	26,303
American Financial Group, Inc.	666	26,127
SEI Investments Co.	1,280	25,459
BioMed Realty Trust, Inc.	1,359	25,386
Signature Bank*	407	24,815
First Niagara Financial Group, Inc.	3,117	23,845
Waddell & Reed Financial, Inc. — Class A	758	22,952
SVB Financial Group*	390	22,901
Hancock Holding Co.	752	22,891
Mack-Cali Realty Corp.	780	22,675
Highwoods Properties, Inc.	652	21,940
CBOE Holdings, Inc.	771	21,341
Protective Life Corp.	721	21,204
Omega Healthcare Investors, Inc.	933	20,993
Associated Banc-Corp.	1,540	20,313
City National Corp.	416	20,209
Old Republic International Corp.	2,298	19,050
Bank of Hawaii Corp.	410	18,840
Valley National Bancorp	1,747	18,518
Aspen Insurance Holdings Ltd.	628	18,149
Fulton Financial Corp.	1,772	17,702
Prosperity Bancshares, Inc.	419	17,611
Jefferies Group, Inc.	1,330	17,277
TCF Financial Corp.	1,403	16,106
FirstMerit Corp.	973	16,074
Washington Federal, Inc.	942	15,910
First American Financial Corp.	936	15,875
Hanover Insurance Group, Inc.	395	15,456
Corporate Office Properties Trust	639	15,023
StanCorp Financial Group, Inc.	393	14,604
Webster Financial Corp.	652	14,122
Trustmark Corp.	571	13,978
Synovus Financial Corp.	7,030	13,919
Apollo Investment Corp.	1,789	13,740
Kemper Corp.	437	13,438
Mercury General Corp.	320	13,334
Janus Capital Group, Inc.	1,676	13,106
Westamerica Bancorporation	246	11,609
Cathay General Bancorp	700	11,557
Potlatch Corp.	357	11,403
Equity One, Inc.	528	11,194
BancorpSouth, Inc.	729	10,585
International Bancshares Corp.	468	9,135
Greenhill & Company, Inc.	256	9,126
Astoria Financial Corp.	746	7,311
Total Financials		2,197,796
Industrials - 11.3%
AMETEK, Inc.	1,424	71,073
Kansas City Southern	970	67,473
J.B. Hunt Transport Services, Inc.	801	47,739
Donaldson Company, Inc.	1,320	44,047
Hubbell, Inc. — Class B	529	41,230
BE Aerospace, Inc.*	918	40,079
AGCO Corp.*	861	39,373
Timken Co.	750	34,342
Pentair, Inc.	875	33,495
Wabtec Corp.	426	33,232
Lincoln Electric Holdings, Inc.	746	32,667
Waste Connections, Inc.	1,088	32,552
KBR, Inc.	1,314	32,468
Fortune Brands Home & Security, Inc.*	1,404	31,267
SPX Corp.	458	29,917
IDEX Corp.	747	29,118
Carlisle Companies, Inc.	543	28,790
Towers Watson & Co. — Class A	449	26,895
MSC Industrial Direct Company, Inc. — Class A	409	26,810
Manpower, Inc.	715	26,205
Corrections Corporation of America	881	25,946
Nordson Corp.	499	25,594
United Rentals, Inc.*	744	25,326
Triumph Group, Inc.	439	24,703

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.6% (continued)
Industrials - 11.3% (continued)
Graco, Inc.	530	$24,422
Valmont Industries, Inc.	200	24,194
Gardner Denver, Inc.	450	23,810
Clean Harbors, Inc.*	418	23,584
Kennametal, Inc.	709	23,503
Kirby Corp.*	496	23,351
URS Corp.	668	23,300
Regal-Beloit Corp.	369	22,974
Alaska Air Group, Inc.*	629	22,581
Copart, Inc.*	917	21,724
CLARCOR, Inc.	450	21,672
Landstar System, Inc.	414	21,412
Lennox International, Inc.	454	21,170
Woodward, Inc.	530	20,903
Alexander & Baldwin, Inc.*	367	19,543
Watsco, Inc.	261	19,262
Acuity Brands, Inc.	373	18,989
Con-way, Inc.	496	17,911
Trinity Industries, Inc.	716	17,886
Terex Corp.*	970	17,295
Huntington Ingalls Industries, Inc.*	428	17,223
AECOM Technology Corp.*	1,039	17,092
Oshkosh Corp.*	810	16,970
Esterline Technologies Corp.*	272	16,959
Exelis, Inc.	1,641	16,180
Crane Co.	434	15,789
GATX Corp.	410	15,785
Shaw Group, Inc.*	574	15,676
Alliant Techsystems, Inc.	294	14,868
ITT Corp.	840	14,784
Harsco Corp.	712	14,511
UTI Worldwide, Inc.	912	13,324
Rollins, Inc.	569	12,729
Corporate Executive Board Co.	298	12,182
General Cable Corp.*	445	11,543
Deluxe Corp.	455	11,348
Mine Safety Appliances Co.	273	10,986
FTI Consulting, Inc.*	365	10,494
HNI Corp.	401	10,326
Brink's Co.	417	9,666
JetBlue Airways Corp.*	1,820	9,646
Herman Miller, Inc.	514	9,519
Werner Enterprises, Inc.	390	9,317
Granite Construction, Inc.	307	8,016
Korn/Ferry International*	422	6,056
Total Industrials		1,600,816
Information Technology - 10.8%
Equinix, Inc.*	413	72,544
Alliance Data Systems Corp.*	442	59,669
ANSYS, Inc.*	820	51,749
Trimble Navigation Ltd.*	1,100	50,611
Skyworks Solutions, Inc.*	1,672	45,762
TIBCO Software, Inc.*	1,480	44,281
Rackspace Hosting, Inc.*	920	40,425
Informatica Corp.*	950	40,242
Avnet, Inc.*	1,285	39,655
Synopsys, Inc.*	1,294	38,082
FactSet Research Systems, Inc.	397	36,897
MICROS Systems, Inc.*	712	36,454
Gartner, Inc.*	827	35,603
Arrow Electronics, Inc.*	995	32,646
NCR Corp.*	1,405	31,935
VeriFone Systems, Inc.*	942	31,171
Global Payments, Inc.	695	30,045
Concur Technologies, Inc.*	415	28,262
Atmel Corp.*	3,999	26,793
Cadence Design Systems, Inc.*	2,434	26,750
Jack Henry & Associates, Inc.	770	26,580
Cree, Inc.*	1,020	26,183
Solera Holdings, Inc.	626	26,161
AOL, Inc.*	841	23,615
Broadridge Financial Solutions, Inc.	1,102	23,440
Ingram Micro, Inc. — Class A*	1,329	23,218
Riverbed Technology, Inc.*	1,400	22,611
Parametric Technology Corp.*	1,051	22,029
National Instruments Corp.	820	22,025
Wright Express Corp.*	343	21,170
Diebold, Inc.	559	20,633
NeuStar, Inc. — Class A*	593	19,806
Lender Processing Services, Inc.	746	18,859
Rovi Corp.*	951	18,659
Cypress Semiconductor Corp.*	1,369	18,098
Compuware Corp.*	1,938	18,004
Tech Data Corp.*	370	17,823
CoreLogic, Inc.*	948	17,358
ADTRAN, Inc.	570	17,208
Polycom, Inc.*	1,579	16,611
DST Systems, Inc.	294	15,967
Fairchild Semiconductor International, Inc. — Class A*	1,114	15,707
Zebra Technologies Corp. — Class A*	457	15,703
ACI Worldwide, Inc.*	347	15,341
Convergys Corp.	1,029	15,198
Itron, Inc.*	348	14,352
Ciena Corp.*	874	14,307
Semtech Corp.*	582	14,154
Silicon Laboratories, Inc.*	370	14,023
Quest Software, Inc.*	502	13,981
Fair Isaac Corp.	302	12,769
Plantronics, Inc.	381	12,725
Mentor Graphics Corp.*	821	12,315
International Rectifier Corp.*	610	12,194
Intersil Corp. — Class A	1,123	11,960
Vishay Intertechnology, Inc.*	1,267	11,948
QLogic Corp.*	859	11,760
ValueClick, Inc.*	708	11,604
Tellabs, Inc.	3,242	10,796
RF Micro Devices, Inc.*	2,446	10,396
Acxiom Corp.*	677	10,229
Monster Worldwide, Inc.*	1,069	9,087
Advent Software, Inc.*	281	7,618
Integrated Device Technology, Inc.*	1,253	7,042
Mantech International Corp. — Class A	210	4,929

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.6% (continued)
Information Technology - 10.8% (continued)
MEMC Electronic Materials, Inc.*	2,043	$4,433
Total Information Technology		1,530,205
Consumer Discretionary - 9.4%
PetSmart, Inc.	991	67,566
Tractor Supply Co.	637	52,909
PVH Corp.	600	46,674
Advance Auto Parts, Inc.	645	44,002
LKQ Corp.*	1,310	43,754
Polaris Industries, Inc.	609	43,531
Dick's Sporting Goods, Inc.	861	41,328
Foot Locker, Inc.	1,338	40,916
Toll Brothers, Inc.*	1,301	38,679
NVR, Inc.*	45	38,250
Panera Bread Co. — Class A*	262	36,533
Mohawk Industries, Inc.*	509	35,544
American Eagle Outfitters, Inc.	1,722	33,975
Signet Jewelers Ltd.	769	33,844
Williams-Sonoma, Inc.	917	32,067
Under Armour, Inc. — Class A*	327	30,895
Tupperware Brands Corp.	502	27,490
Gentex Corp.	1,278	26,672
Hanesbrands, Inc.*	867	24,042
Carter's, Inc.*	452	23,775
Service Corporation International	1,914	23,676
Brinker International, Inc.	698	22,245
Ascena Retail Group, Inc.*	1,194	22,232
Chico's FAS, Inc.	1,484	22,023
Cinemark Holdings, Inc.	901	20,588
John Wiley & Sons, Inc. — Class A	412	20,184
Sotheby's	600	20,016
Aaron's, Inc.	674	19,081
AMC Networks, Inc. — Class A*	505	17,953
Guess?, Inc.	590	17,918
Rent-A-Center, Inc. — Class A	526	17,747
Bally Technologies, Inc.*	380	17,731
Life Time Fitness, Inc.*	380	17,674
Cheesecake Factory, Inc.*	487	15,565
Deckers Outdoor Corp.*	346	15,227
Warnaco Group, Inc.*	354	15,073
Lamar Advertising Co. — Class A*	518	14,815
Saks, Inc.*	1,386	14,761
HSN, Inc.	351	14,163
Tempur-Pedic International, Inc.*	562	13,145
Aeropostale, Inc.*	715	12,748
Wendy's Co.	2,624	12,385
DreamWorks Animation SKG, Inc. — Class A*	630	12,008
Collective Brands, Inc.*	537	11,503
ANN, Inc.*	429	10,935
MDC Holdings, Inc.	333	10,879
Thor Industries, Inc.	386	10,580
Strayer Education, Inc.	97	10,575
Meredith Corp.	330	10,540
Bob Evans Farms, Inc.	259	10,412
WMS Industries, Inc.*	486	9,696
ITT Educational Services, Inc.*	159	9,659
Regis Corp.	502	9,016
New York Times Co. — Class A*	1,075	8,385
Valassis Communications, Inc.*	377	8,200
Matthews International Corp. — Class A	249	8,090
International Speedway Corp. — Class A	245	6,414
KB Home	641	6,282
Scholastic Corp.	220	6,195
Barnes & Noble, Inc.*	360	5,926
Office Depot, Inc.*	2,494	5,387
Scientific Games Corp. — Class A*	517	4,420
RadioShack Corp.	877	3,368
Total Consumer Discretionary		1,327,866
Health Care - 7.7%
Vertex Pharmaceuticals, Inc.*	1,870	104,570
Regeneron Pharmaceuticals, Inc.*	680	77,670
Henry Schein, Inc.*	797	62,557
IDEXX Laboratories, Inc.*	485	46,624
Mettler-Toledo International, Inc.*	278	43,326
Hologic, Inc.*	2,335	42,123
Catalyst Health Solutions, Inc.*	446	41,673
ResMed, Inc.*	1,280	39,936
Universal Health Services, Inc. — Class B	854	36,859
Cooper Companies, Inc.	420	33,499
Gen-Probe, Inc.*	399	32,798
Endo Health Solutions, Inc.*	1,039	32,188
Omnicare, Inc.	1,007	31,449
MEDNAX, Inc.*	440	30,158
AMERIGROUP Corp.*	430	28,341
Lincare Holdings, Inc.	770	26,195
HMS Holdings Corp.*	760	25,316
Techne Corp.	327	24,263
United Therapeutics Corp.*	480	23,702
Covance, Inc.*	492	23,542
Community Health Systems, Inc.*	783	21,947
Teleflex, Inc.	360	21,928
WellCare Health Plans, Inc.*	380	20,140
Allscripts Healthcare Solutions, Inc.*	1,690	18,472
Health Net, Inc.*	736	17,863
Health Management Associates, Inc. — Class A*	2,260	17,741
Medicis Pharmaceutical Corp. — Class A	519	17,724
LifePoint Hospitals, Inc.*	429	17,580
Thoratec Corp.*	521	17,495
Owens & Minor, Inc.	567	17,367
Bio-Rad Laboratories, Inc. — Class A*	170	17,002
Hill-Rom Holdings, Inc.	551	16,998
VCA Antech, Inc.*	770	16,925
STERIS Corp.	507	15,905
Charles River Laboratories International, Inc.*	431	14,120
Masimo Corp.*	505	11,302
Total Health Care		1,087,298
Materials - 4.8%
Ashland, Inc.	694	48,101

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.6% (continued)
Materials - 4.8% (continued)
Albemarle Corp.	793	$47,296
Valspar Corp.	823	43,199
Royal Gold, Inc.	522	40,925
Rock-Tenn Co. — Class A	630	34,366
Reliance Steel & Aluminum Co.	668	33,734
Martin Marietta Materials, Inc.	406	32,001
RPM International, Inc.	1,160	31,552
Aptargroup, Inc.	590	30,119
Sonoco Products Co.	890	26,834
Domtar Corp.	323	24,777
Packaging Corporation of America	860	24,286
Cytec Industries, Inc.	409	23,984
Steel Dynamics, Inc.	1,946	22,866
Cabot Corp.	558	22,711
Compass Minerals International, Inc.	290	22,121
NewMarket Corp.	93	20,144
Silgan Holdings, Inc.	440	18,784
Carpenter Technology Corp.	388	18,562
Sensient Technologies Corp.	444	16,308
Scotts Miracle-Gro Co. — Class A	385	15,831
Olin Corp.	714	14,915
Louisiana-Pacific Corp.*	1,220	13,274
Commercial Metals Co.	1,025	12,956
Greif, Inc. — Class A	271	11,111
Intrepid Potash, Inc.*	470	10,697
Minerals Technologies, Inc.	158	10,077
Worthington Industries, Inc.	469	9,600
Total Materials		681,131
Energy - 3.7%
HollyFrontier Corp.	1,845	65,368
Oceaneering International, Inc.	963	46,090
Cimarex Energy Co.	758	41,781
Plains Exploration & Production Co.*	1,132	39,824
Oil States International, Inc.*	460	30,453
Dresser-Rand Group, Inc.*	671	29,886
Energen Corp.	640	28,883
Superior Energy Services, Inc.*	1,396	28,241
SM Energy Co.	566	27,796
World Fuel Services Corp.	634	24,111
Tidewater, Inc.	451	20,908
Patterson-UTI Energy, Inc.	1,375	20,019
Dril-Quip, Inc.*	305	20,005
Atwood Oceanics, Inc.*	507	19,185
Helix Energy Solutions Group, Inc.*	933	15,311
CARBO Ceramics, Inc.	180	13,811
Unit Corp.*	368	13,576
Arch Coal, Inc.	1,871	12,891
Bill Barrett Corp.*	418	8,954
Northern Oil and Gas, Inc.*	560	8,926
Forest Oil Corp.*	1,038	7,609
Quicksilver Resources, Inc.*	1,046	5,669
Patriot Coal Corp.*	826	1,008
Total Energy		530,305
Utilities - 3.6%
Alliant Energy Corp.	989	45,069
OGE Energy Corp.	866	44,850
N.V. Energy, Inc.	2,091	36,760
MDU Resources Group, Inc.	1,679	36,283
National Fuel Gas Co.	734	34,483
Westar Energy, Inc.	1,120	33,544
Questar Corp.	1,576	32,875
Aqua America, Inc.	1,230	30,701
UGI Corp.	992	29,195
Great Plains Energy, Inc.	1,353	28,968
Atmos Energy Corp.	804	28,196
Hawaiian Electric Industries, Inc.	850	24,242
Cleco Corp.	539	22,546
Vectren Corp.	730	21,550
IDACORP, Inc.	442	18,599
WGL Holdings, Inc.	454	18,047
PNM Resources, Inc.	707	13,815
Black Hills Corp.	390	12,546
Total Utilities		512,269
Consumer Staples - 2.5%
Church & Dwight Company, Inc.	1,224	67,895
Energizer Holdings, Inc.*	587	44,172
Ingredion, Inc.	680	33,674
Ralcorp Holdings, Inc.*	487	32,502
Smithfield Foods, Inc.*	1,431	30,953
Hillshire Brands Co.	1,057	30,642
Green Mountain Coffee Roasters, Inc.*	1,153	25,112
Flowers Foods, Inc.	1,005	23,346
Harris Teeter Supermarkets, Inc.	435	17,831
Lancaster Colony Corp.	180	12,818
SUPERVALU, Inc.	1,884	9,759
Universal Corp.	209	9,683
Post Holdings, Inc.*	243	7,472
Tootsie Roll Industries, Inc.	224	5,345
Total Consumer Staples		351,204
Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	1,328	34,077
Telephone & Data Systems, Inc.	860	18,309
Total Telecommunication Services		52,386
Total Common Stocks
(Cost $6,667,531)		9,871,276

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 25.0%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$1,691,338	$1,691,338
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	721,296	721,296
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	653,989	653,989
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	477,604	477,604
Total Repurchase Agreements
(Cost $3,544,227)		3,544,227
Total Investments - 94.6%
(Cost $10,211,758)		$13,415,503
Other Assets & Liabilities, net - 5.4%		759,616
Total Net Assets - 100.0%		$14,175,119

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 400 Mid Index Mini Futures Contracts (Aggregate Value of Contracts $5,268,480)	56	$160,032

	Units
EQUITY INDEX SWAP AGREEMENTS††,3
Barclays Bank plc July 2012 S&P MidCap 400 Index Swap, Terminating 07/31/12 (Notional Value $4,532,182)	4,813	$119,081
Goldman Sachs International July 2012 S&P MidCap 400 Index Swap, Terminating 07/27/12 (Notional Value $1,257,119)	1,335	49,184
Credit Suisse Capital, LLC July 2012 S&P MidCap 400 Index Swap, Terminating 07/31/12 (Notional Value $348,066)	370	9,569
(Total Notional Value $6,137,367)		$177,834

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.4%
Information Technology - 65.3%
Apple, Inc.*	254,334	$148,531,056
Microsoft Corp.	2,285,033	69,899,159
Google, Inc. — Class A*	70,709	41,016,169
Oracle Corp.	1,353,229	40,190,901
Intel Corp.	1,368,429	36,468,632
QUALCOMM, Inc.	466,282	25,962,582
Cisco Systems, Inc.	1,457,070	25,017,892
eBay, Inc.*	351,217	14,754,626
Texas Instruments, Inc.	311,264	8,930,163
Baidu, Inc. ADR*	74,585	8,575,783
Automatic Data Processing, Inc.	133,031	7,404,506
Dell, Inc.*	475,731	5,956,152
Yahoo!, Inc.*	331,485	5,247,408
Cognizant Technology Solutions Corp. — Class A*	82,818	4,969,080
Intuit, Inc.	79,878	4,740,759
Broadcom Corp. — Class A*	135,457	4,578,447
Adobe Systems, Inc.*	134,944	4,368,137
Citrix Systems, Inc.*	50,639	4,250,638
Applied Materials, Inc.	348,626	3,995,253
Activision Blizzard, Inc.	302,385	3,625,596
CA, Inc.	128,343	3,476,812
NetApp, Inc.*	98,733	3,141,684
Paychex, Inc.	98,615	3,097,497
Altera Corp.	87,754	2,969,595
Symantec Corp.*	196,043	2,864,188
Seagate Technology plc	115,664	2,860,371
Check Point Software Technologies Ltd.*	56,383	2,796,033
Fiserv, Inc.*	37,127	2,681,312
SanDisk Corp.*	66,278	2,417,821
Xilinx, Inc.	71,782	2,409,722
Avago Technologies Ltd.	66,341	2,381,642
NVIDIA Corp.*	168,313	2,326,086
KLA-Tencor Corp.	45,514	2,241,565
Autodesk, Inc.*	62,475	2,186,000
F5 Networks, Inc.*	21,599	2,150,396
Maxim Integrated Products, Inc.	79,475	2,037,739
Nuance Communications, Inc.*	83,407	1,986,755
Linear Technology Corp.	62,620	1,961,885
VeriSign, Inc.*	42,972	1,872,290
BMC Software, Inc.*	43,814	1,869,982
Marvell Technology Group Ltd.	155,874	1,758,259
Microchip Technology, Inc.	52,657	1,741,894
Micron Technology, Inc.*	269,177	1,698,507
Akamai Technologies, Inc.*	48,741	1,547,527
Lam Research Corp.*	32,709	1,234,438
Flextronics International Ltd.*	183,667	1,138,735
Electronic Arts, Inc.*	86,450	1,067,658
Research In Motion Ltd.*	140,202	1,036,093
Infosys Ltd. ADR	21,043	948,198
Total Information Technology		530,383,623
Consumer Discretionary - 15.9%
Amazon.com, Inc.*	122,543	27,982,694
Comcast Corp. — Class A	573,841	18,345,698
Starbucks Corp.	206,307	11,000,289
News Corp. — Class A	441,474	9,840,455
Priceline.com, Inc.*	13,542	8,998,930
DIRECTV — Class A*	178,160	8,697,771
Viacom, Inc. — Class B	129,579	6,092,805
Bed Bath & Beyond, Inc.*	63,235	3,907,923
Ross Stores, Inc.	61,619	3,849,339
Dollar Tree, Inc.*	63,092	3,394,350
Mattel, Inc.	92,634	3,005,047
O'Reilly Automotive, Inc.*	34,296	2,872,976
Wynn Resorts Ltd.	27,342	2,835,912
Liberty Interactive Corp. — Class A*	144,066	2,562,934
Staples, Inc.	187,455	2,446,288
Garmin Ltd.	56,594	2,166,984
Sirius XM Radio, Inc.*	1,033,884	1,912,685
Virgin Media, Inc.	75,552	1,842,713
Sears Holdings Corp.*	28,949	1,728,255
Expedia, Inc.	31,086	1,494,304
Fossil, Inc.*	16,845	1,289,316
Apollo Group, Inc. — Class A*	32,686	1,182,906
Netflix, Inc.*	15,099	1,033,829
Ctrip.com International Ltd. ADR*	40,151	672,931
Total Consumer Discretionary		129,157,334
Health Care - 10.6%
Amgen, Inc.	211,536	15,450,588
Express Scripts Holding Co.*	219,090	12,231,795
Gilead Sciences, Inc.*	205,991	10,563,218
Biogen Idec, Inc.*	65,160	9,407,801
Celgene Corp.*	119,811	7,687,074
Intuitive Surgical, Inc.*	10,802	5,982,040
Alexion Pharmaceuticals, Inc.*	52,247	5,188,127
Cerner Corp.*	46,360	3,832,118
Vertex Pharmaceuticals, Inc.*	57,406	3,210,144
Perrigo Co.	25,410	2,996,601
Mylan, Inc.*	116,587	2,491,464
Life Technologies Corp.*	48,568	2,185,074
Henry Schein, Inc.*	24,438	1,918,139
DENTSPLY International, Inc.	38,556	1,457,802
Warner Chilcott plc — Class A*	68,117	1,220,657
Total Health Care		85,822,642
Consumer Staples - 2.5%
Costco Wholesale Corp.	117,842	11,194,990
Whole Foods Market, Inc.	49,929	4,759,232
Monster Beverage Corp.*	47,923	3,412,118
Green Mountain Coffee Roasters, Inc.*	42,259	920,401
Total Consumer Staples		20,286,741
Industrials - 1.7%
PACCAR, Inc.	97,016	3,802,057
Fastenal Co.	80,531	3,246,205
CH Robinson Worldwide, Inc.	44,231	2,588,841
Expeditors International of Washington, Inc.	57,772	2,238,665
Stericycle, Inc.*	23,138	2,121,060
Total Industrials		13,996,828
Telecommunication Services - 0.9%
Vodafone Group plc ADR	249,466	7,029,952

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Materials - 0.5%
Sigma-Aldrich Corp.	32,886	$2,431,262
Randgold Resources Ltd. ADR	14,348	1,291,463
Total Materials		3,722,725
Total Common Stocks
(Cost $439,310,654)		790,399,845
	Face Amount
REPURCHASE AGREEMENTS††,1 - 3.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$13,571,418	13,571,418
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	5,998,845	5,998,845
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	5,787,729	5,787,729
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	3,832,331	3,832,331
Total Repurchase Agreements
(Cost $29,190,323)		29,190,323
Total Investments - 101.0%
(Cost $468,500,977)		$819,590,168
Other Assets & Liabilities, net - (1.0)%		(8,083,925)
Total Net Assets - 100.0%		$811,506,243

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $9,977,840)	191	$263,289

	Units
EQUITY INDEX SWAP AGREEMENTS††,3
Credit Suisse Capital, LLC July 2012 NASDAQ-100 Index Swap, Terminating 07/31/12 (Notional Value $5,900,272)	2,256	$179,104
Barclays Bank plc July 2012 NASDAQ-100 Index Swap, Terminating 07/31/12 (Notional Value $2,539,566)	971	77,017
Goldman Sachs International July 2012 NASDAQ-100 Index Swap, Terminating 07/27/12 (Notional Value $2,295,511)	878	54,111
(Total Notional Value $10,735,349)		$310,232

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 68.9%
Information Technology - 13.5%
Apple, Inc.*	2,938	$1,715,791
Microsoft Corp.	23,474	718,070
International Business Machines Corp.	3,620	708,000
Google, Inc. — Class A*	796	461,735
Intel Corp.	15,793	420,884
Oracle Corp.	12,183	361,835
QUALCOMM, Inc.	5,379	299,503
Cisco Systems, Inc.	16,817	288,748
Visa, Inc. — Class A	1,560	192,862
EMC Corp.*	6,595	169,029
eBay, Inc.*	3,605	151,446
Mastercard, Inc. — Class A	333	143,227
Hewlett-Packard Co.	6,212	124,923
Accenture plc — Class A	2,023	121,562
Texas Instruments, Inc.	3,592	103,055
Automatic Data Processing, Inc.	1,535	85,438
Corning, Inc.	4,767	61,638
Yahoo!, Inc.*	3,829	60,613
Salesforce.com, Inc.*	434	60,004
Dell, Inc.*	4,667	58,431
Cognizant Technology Solutions Corp. — Class A*	960	57,600
Intuit, Inc.	922	54,721
Broadcom Corp. — Class A*	1,557	52,627
Adobe Systems, Inc.*	1,556	50,368
Citrix Systems, Inc.*	587	49,273
Applied Materials, Inc.	4,024	46,115
Motorola Solutions, Inc.	917	44,117
TE Connectivity Ltd.	1,342	42,824
Teradata Corp.*	526	37,877
NetApp, Inc.*	1,141	36,307
Analog Devices, Inc.	941	35,447
Altera Corp.	1,018	34,449
Red Hat, Inc.*	603	34,057
Xerox Corp.	4,233	33,314
Symantec Corp.*	2,263	33,062
Western Union Co.	1,924	32,400
Paychex, Inc.	1,012	31,787
Fiserv, Inc.*	430	31,055
CA, Inc.	1,111	30,097
SanDisk Corp.*	769	28,053
Amphenol Corp. — Class A	509	27,954
Xilinx, Inc.	827	27,762
Juniper Networks, Inc.*	1,665	27,156
NVIDIA Corp.*	1,940	26,811
KLA-Tencor Corp.	524	25,807
Fidelity National Information Services, Inc.	748	25,492
Autodesk, Inc.*	724	25,333
F5 Networks, Inc.*	246	24,492
Lam Research Corp.*	632	23,852
Linear Technology Corp.	725	22,714
Western Digital Corp.*	739	22,525
VeriSign, Inc.*	496	21,611
BMC Software, Inc.*	506	21,596
Microchip Technology, Inc.	604	19,980
Micron Technology, Inc.*	3,111	19,630
Akamai Technologies, Inc.*	565	17,939
Harris Corp.	357	14,940
Electronic Arts, Inc.*	1,000	12,350
Total System Services, Inc.	503	12,037
Computer Sciences Corp.	484	12,013
Jabil Circuit, Inc.	571	11,608
LSI Corp.*	1,787	11,383
Advanced Micro Devices, Inc.*	1,849	10,595
SAIC, Inc.	866	10,496
Molex, Inc.	429	10,270
FLIR Systems, Inc.	482	9,399
Teradyne, Inc.*	586	8,239
JDS Uniphase Corp.*	728	8,008
Lexmark International, Inc. — Class A	227	6,034
Total Information Technology		7,620,370
Financials - 9.9%
Wells Fargo & Co.	16,683	557,879
Berkshire Hathaway, Inc. — Class B*	5,524	460,314
JPMorgan Chase & Co.	11,949	426,938
Bank of America Corp.	33,830	276,729
Citigroup, Inc.	9,204	252,282
U.S. Bancorp	5,947	191,256
American Express Co.	3,141	182,838
Simon Property Group, Inc.	952	148,189
Goldman Sachs Group, Inc.	1,544	148,008
MetLife, Inc.	3,334	102,853
PNC Financial Services Group, Inc.	1,659	101,381
Capital One Financial Corp.	1,822	99,591
American Tower Corp. — Class A	1,235	86,339
Bank of New York Mellon Corp.	3,744	82,181
ACE Ltd.	1,061	78,652
Travelers Companies, Inc.	1,221	77,949
Prudential Financial, Inc.	1,471	71,240
Morgan Stanley	4,785	69,813
State Street Corp.	1,535	68,522
BlackRock, Inc. — Class A	402	68,268
BB&T Corp.	2,196	67,747
American International Group, Inc.*	2,013	64,597
Public Storage	444	64,118
Aflac, Inc.	1,467	62,480
Chubb Corp.	847	61,679
Equity Residential	949	59,180
HCP, Inc.	1,317	58,146
Discover Financial Services	1,668	57,679
Ventas, Inc.	907	57,250
CME Group, Inc. — Class A	209	56,036
Marsh & McLennan Companies, Inc.	1,712	55,177
Allstate Corp.	1,543	54,144
Boston Properties, Inc.	471	51,042
T. Rowe Price Group, Inc.	802	50,494
Vornado Realty Trust	588	49,380
Franklin Resources, Inc.	443	49,169
Prologis, Inc.	1,443	47,951
Aon plc	1,025	47,950

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Financials - 9.9% (continued)
Charles Schwab Corp.	3,394	$43,884
AvalonBay Communities, Inc.	299	42,303
SunTrust Banks, Inc.	1,695	41,070
Progressive Corp.	1,919	39,973
Loews Corp.	957	39,151
Health Care REIT, Inc.	671	39,119
Fifth Third Bancorp	2,885	38,659
Weyerhaeuser Co.	1,684	37,654
Ameriprise Financial, Inc.	690	36,059
Host Hotels & Resorts, Inc.	2,253	35,642
Northern Trust Corp.	753	34,653
M&T Bank Corp.	393	32,450
Invesco Ltd.	1,408	31,821
IntercontinentalExchange, Inc.*	228	31,003
Regions Financial Corp.	4,438	29,957
Principal Financial Group, Inc.	942	24,709
Hartford Financial Services Group, Inc.	1,380	24,329
Kimco Realty Corp.	1,278	24,320
SLM Corp.	1,530	24,036
KeyCorp	2,995	23,181
Moody's Corp.	617	22,551
XL Group plc — Class A	979	20,598
NYSE Euronext	797	20,387
Plum Creek Timber Company, Inc.	507	20,128
Lincoln National Corp.	896	19,596
Cincinnati Financial Corp.	513	19,530
Comerica, Inc.	617	18,948
Huntington Bancshares, Inc.	2,714	17,370
Unum Group	897	17,160
CBRE Group, Inc. — Class A*	1,035	16,933
Torchmark Corp.	309	15,620
Leucadia National Corp.	622	13,230
People's United Financial, Inc.	1,117	12,969
Zions Bancorporation	578	11,225
Apartment Investment & Management Co. — Class A	415	11,217
Hudson City Bancorp, Inc.	1,658	10,561
Legg Mason, Inc.	398	10,495
Assurant, Inc.	269	9,372
Genworth Financial, Inc. — Class A*	1,544	8,739
NASDAQ OMX Group, Inc.	384	8,705
First Horizon National Corp.	793	6,859
E*TRADE Financial Corp.*	803	6,456
Federated Investors, Inc. — Class B	291	6,358
Total Financials		5,564,421
Health Care - 8.3%
Johnson & Johnson	8,619	582,299
Pfizer, Inc.	23,508	540,684
Merck & Company, Inc.	9,546	398,546
Abbott Laboratories	4,939	318,417
Bristol-Myers Squibb Co.	5,303	190,643
UnitedHealth Group, Inc.	3,255	190,418
Amgen, Inc.	2,442	178,363
Express Scripts Holding Co.*	2,528	141,138
Eli Lilly & Co.	3,204	137,484
Medtronic, Inc.	3,267	126,530
Gilead Sciences, Inc.*	2,377	121,893
Biogen Idec, Inc.*	750	108,285
Baxter International, Inc.	1,729	91,896
Allergan, Inc.	965	89,330
Celgene Corp.*	1,381	88,605
Covidien plc	1,518	81,213
Intuitive Surgical, Inc.*	130	71,993
McKesson Corp.	737	69,095
WellPoint, Inc.	1,039	66,278
Thermo Fisher Scientific, Inc.	1,149	59,645
Alexion Pharmaceuticals, Inc.*	599	59,481
Stryker Corp.	1,017	56,037
Becton Dickinson and Co.	632	47,242
Cardinal Health, Inc.	1,087	45,654
Agilent Technologies, Inc.	1,089	42,732
Aetna, Inc.	1,091	42,298
Humana, Inc.	512	39,649
Cigna Corp.	901	39,644
St. Jude Medical, Inc.	985	39,311
Cerner Corp.*	457	37,776
Edwards Lifesciences Corp.*	360	37,188
Zimmer Holdings, Inc.	553	35,591
Perrigo Co.	293	34,553
AmerisourceBergen Corp. — Class A	787	30,968
Quest Diagnostics, Inc.	498	29,830
Watson Pharmaceuticals, Inc.*	403	29,818
Forest Laboratories, Inc.*	839	29,357
Mylan, Inc.*	1,349	28,828
DaVita, Inc.*	293	28,776
CR Bard, Inc.	263	28,257
Laboratory Corporation of America Holdings*	304	28,153
Boston Scientific Corp.*	4,487	25,441
Life Technologies Corp.*	565	25,419
Waters Corp.*	279	22,172
Varian Medical Systems, Inc.*	350	21,270
Hospira, Inc.*	517	18,085
CareFusion Corp.*	697	17,899
DENTSPLY International, Inc.	450	17,015
Coventry Health Care, Inc.	447	14,210
Patterson Companies, Inc.	273	9,410
PerkinElmer, Inc.	358	9,236
Tenet Healthcare Corp.*	1,302	6,822
Total Health Care		4,630,877
Consumer Staples - 7.8%
Coca-Cola Co.	7,080	553,585
Procter & Gamble Co.	8,599	526,688
Philip Morris International, Inc.	5,359	467,626
Wal-Mart Stores, Inc.	5,417	377,673
PepsiCo, Inc.	4,910	346,941
Altria Group, Inc.	6,388	220,705
Kraft Foods, Inc. — Class A	5,566	214,960
CVS Caremark Corp.	4,023	187,995
Colgate-Palmolive Co.	1,496	155,734
Costco Wholesale Corp.	1,357	128,915
Kimberly-Clark Corp.	1,231	103,121
Walgreen Co.	2,709	80,132
General Mills, Inc.	2,037	78,506

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Consumer Staples - 7.8% (continued)
Archer-Daniels-Midland Co.	2,066	$60,988
Sysco Corp.	1,839	54,821
HJ Heinz Co.	1,004	54,598
Lorillard, Inc.	410	54,100
Mead Johnson Nutrition Co. — Class A	638	51,365
Whole Foods Market, Inc.	513	48,899
Reynolds American, Inc.	1,041	46,710
Kroger Co.	1,761	40,838
Estee Lauder Companies, Inc. — Class A	713	38,588
Kellogg Co.	774	38,181
Hershey Co.	477	34,358
Monster Beverage Corp.*	481	34,247
ConAgra Foods, Inc.	1,309	33,942
Beam, Inc.	500	31,245
Brown-Forman Corp. — Class B	316	30,605
Clorox Co.	413	29,926
Dr Pepper Snapple Group, Inc.	669	29,269
JM Smucker Co.	354	26,734
Coca-Cola Enterprises, Inc.	939	26,330
McCormick & Company, Inc.	413	25,048
Avon Products, Inc.	1,358	22,013
Molson Coors Brewing Co. — Class B	492	20,472
Campbell Soup Co.	556	18,559
Tyson Foods, Inc. — Class A	907	17,079
Constellation Brands, Inc. — Class A*	508	13,746
Safeway, Inc.	753	13,667
Hormel Foods Corp.	430	13,081
Dean Foods Co.*	576	9,809
Total Consumer Staples		4,361,799
Consumer Discretionary - 7.6%
McDonald's Corp.	3,189	282,322
Walt Disney Co.	5,615	272,329
Comcast Corp. — Class A	8,469	270,754
Amazon.com, Inc.*	1,131	258,263
Home Depot, Inc.	4,805	254,617
News Corp. — Class A	6,614	147,426
Starbucks Corp.	2,378	126,795
Target Corp.	2,076	120,802
Time Warner, Inc.	3,018	116,193
Ford Motor Co.	11,983	114,917
Lowe's Companies, Inc.	3,694	105,057
Priceline.com, Inc.*	156	103,665
NIKE, Inc. — Class B	1,155	101,386
DIRECTV — Class A*	2,056	100,374
TJX Companies, Inc.	2,326	99,855
Yum! Brands, Inc.	1,443	92,958
Time Warner Cable, Inc.	981	80,540
Viacom, Inc. — Class B	1,660	78,053
CBS Corp. — Class B	2,034	66,675
Johnson Controls, Inc.	2,134	59,133
Coach, Inc.	907	53,042
Carnival Corp.	1,422	48,732
Bed Bath & Beyond, Inc.*	730	45,114
Macy's, Inc.	1,294	44,449
Ross Stores, Inc.	708	44,229
Discovery Communications, Inc. — Class A*	802	43,308
Omnicom Group, Inc.	859	41,748
McGraw-Hill Companies, Inc.	882	39,689
Chipotle Mexican Grill, Inc. — Class A*	104	39,515
Dollar Tree, Inc.*	728	39,166
VF Corp.	272	36,298
Mattel, Inc.	1,069	34,679
Kohl's Corp.	753	34,254
Harley-Davidson, Inc.	730	33,383
O'Reilly Automotive, Inc.*	396	33,174
Starwood Hotels & Resorts Worldwide, Inc.	623	33,044
Marriott International, Inc. — Class A	831	32,575
Limited Brands, Inc.	759	32,280
AutoZone, Inc.*	84	30,842
Genuine Parts Co.	485	29,221
The Gap, Inc.	1,049	28,701
Ralph Lauren Corp. — Class A	204	28,572
Staples, Inc.	2,164	28,240
Wynn Resorts Ltd.	254	26,345
Nordstrom, Inc.	499	24,795
Family Dollar Stores, Inc.	370	24,598
Wyndham Worldwide Corp.	454	23,944
BorgWarner, Inc.*	363	23,809
Tiffany & Co.	398	21,074
Darden Restaurants, Inc.	407	20,606
CarMax, Inc.*	718	18,625
Best Buy Company, Inc.	870	18,235
Scripps Networks Interactive, Inc. — Class A	291	16,546
Newell Rubbermaid, Inc.	910	16,507
DR Horton, Inc.	877	16,120
Lennar Corp. — Class A	510	15,764
Interpublic Group of Companies, Inc.	1,391	15,092
Whirlpool Corp.	246	15,045
H&R Block, Inc.	921	14,718
International Game Technology	927	14,600
Expedia, Inc.	283	13,604
TripAdvisor, Inc.*	297	13,273
Hasbro, Inc.	367	12,430
Fossil, Inc.*	162	12,399
Apollo Group, Inc. — Class A*	337	12,196
Netflix, Inc.*	174	11,914
PulteGroup, Inc.*	1,059	11,331
Gannett Company, Inc.	738	10,871
JC Penney Company, Inc.	464	10,816
Urban Outfitters, Inc.*	350	9,657
Leggett & Platt, Inc.	443	9,361
Goodyear Tire & Rubber Co.*	767	9,058
Harman International Industries, Inc.	226	8,950
Cablevision Systems Corp. — Class A	672	8,931

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Consumer Discretionary - 7.6% (continued)
Abercrombie & Fitch Co. — Class A	259	$8,842
Big Lots, Inc.*	200	8,158
GameStop Corp. — Class A	409	7,509
Sears Holdings Corp.*	120	7,164
DeVry, Inc.	182	5,637
Washington Post Co. — Class B	13	4,860
AutoNation, Inc.*	130	4,586
Total Consumer Discretionary		4,234,339
Energy - 7.4%
Exxon Mobil Corp.	14,676	1,255,826
Chevron Corp.	6,195	653,573
Schlumberger Ltd.	4,186	271,713
ConocoPhillips	3,970	221,844
Occidental Petroleum Corp.	2,542	218,027
Apache Corp.	1,227	107,840
Anadarko Petroleum Corp.	1,565	103,603
National Oilwell Varco, Inc.	1,340	86,350
Halliburton Co.	2,898	82,274
EOG Resources, Inc.	850	76,594
Devon Energy Corp.	1,268	73,531
Phillips 66*	1,963	65,250
Spectra Energy Corp.	2,047	59,485
Marathon Oil Corp.	2,215	56,638
Williams Companies, Inc.	1,962	56,545
Baker Hughes, Inc.	1,374	56,471
Kinder Morgan, Inc.	1,589	51,198
Marathon Petroleum Corp.	1,070	48,064
Noble Energy, Inc.	560	47,499
Valero Energy Corp.	1,736	41,924
Hess Corp.	950	41,278
Chesapeake Energy Corp.	2,078	38,651
Southwestern Energy Co.*	1,090	34,804
Pioneer Natural Resources Co.	382	33,696
Cameron International Corp.*	770	32,887
Range Resources Corp.	511	31,616
Murphy Oil Corp.	608	30,576
FMC Technologies, Inc.*	748	29,344
Cabot Oil & Gas Corp.	659	25,965
Noble Corp.*	792	25,763
Equities Corp.	475	25,474
CONSOL Energy, Inc.	716	21,652
Peabody Energy Corp.	858	21,038
Denbury Resources, Inc.*	1,231	18,600
QEP Resources, Inc.	561	16,813
Sunoco, Inc.	331	15,723
Helmerich & Payne, Inc.	337	14,653
Diamond Offshore Drilling, Inc.	223	13,186
Nabors Industries Ltd.*	912	13,133
Rowan Companies plc — Class A*	388	12,544
Newfield Exploration Co.*	419	12,281
Tesoro Corp.*	437	10,908
WPX Energy, Inc.*	621	10,048
Alpha Natural Resources, Inc.*	689	6,001
Total Energy		4,170,883
Industrials - 7.2%
General Electric Co.	33,268	693,304
United Parcel Service, Inc. — Class B	3,017	237,619
United Technologies Corp.	2,859	215,941
3M Co.	2,182	195,507
Union Pacific Corp.	1,495	178,368
Boeing Co.	2,353	174,828
Caterpillar, Inc.	2,045	173,641
Honeywell International, Inc.	2,449	136,752
Emerson Electric Co.	2,300	107,134
Deere & Co.	1,249	101,007
Danaher Corp.	1,801	93,796
FedEx Corp.	986	90,327
Illinois Tool Works, Inc.	1,499	79,282
Tyco International Ltd.	1,449	76,580
Precision Castparts Corp.	459	75,501
General Dynamics Corp.	1,134	74,799
Norfolk Southern Corp.	1,023	73,421
Lockheed Martin Corp.	841	73,234
CSX Corp.	3,262	72,938
Raytheon Co.	1,046	59,193
Cummins, Inc.	607	58,824
Goodrich Corp.	400	50,760
Northrop Grumman Corp.	790	50,394
Waste Management, Inc.	1,449	48,396
PACCAR, Inc.	1,120	43,893
Eaton Corp.	1,061	42,047
Ingersoll-Rand plc	939	39,607
Fastenal Co.	930	37,489
Parker Hannifin Corp.	474	36,441
WW Grainger, Inc.	189	36,144
Stanley Black & Decker, Inc.	537	34,561
Cooper Industries plc	502	34,226
Dover Corp.	577	30,933
Roper Industries, Inc.	305	30,067
CH Robinson Worldwide, Inc.	511	29,909
Rockwell Automation, Inc.	445	29,397
Fluor Corp.	535	26,397
Republic Services, Inc. — Class A	986	26,090
Expeditors International of Washington, Inc.	667	25,846
Stericycle, Inc.*	267	24,476
L-3 Communications Holdings, Inc.	310	22,943
Rockwell Collins, Inc.	455	22,454
Southwest Airlines Co.	2,410	22,220
Textron, Inc.	882	21,935
Pall Corp.	368	20,170
Flowserve Corp.	170	19,508
Joy Global, Inc.	332	18,834
Iron Mountain, Inc.	537	17,700
Equifax, Inc.	376	17,522
Quanta Services, Inc.*	673	16,199
Masco Corp.	1,126	15,618
Jacobs Engineering Group, Inc.*	403	15,258
Xylem, Inc.	580	14,599
Cintas Corp.	346	13,359
Robert Half International, Inc.	446	12,742
Snap-on, Inc.	182	11,330
Dun & Bradstreet Corp.	149	10,604
Pitney Bowes, Inc.	634	9,491
Avery Dennison Corp.	330	9,022
RR Donnelley & Sons Co.	563	6,627
Ryder System, Inc.	158	5,690

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 68.9% (continued)
Industrials - 7.2% (continued)
First Solar, Inc.*	185	$2,786
Total Industrials		4,045,680
Utilities - 2.6%
Southern Co.	2,726	126,213
Exelon Corp.	2,676	100,671
Dominion Resources, Inc.	1,797	97,038
Duke Energy Corp.	4,197	96,783
NextEra Energy, Inc.	1,306	89,866
FirstEnergy Corp.	1,317	64,783
American Electric Power Company, Inc.	1,525	60,848
PG&E Corp.	1,326	60,028
Consolidated Edison, Inc.	924	57,464
Progress Energy, Inc.	929	55,898
Sempra Energy	753	51,867
Public Service Enterprise Group, Inc.	1,590	51,675
PPL Corp.	1,824	50,725
Edison International	1,025	47,355
Xcel Energy, Inc.	1,532	43,524
Northeast Utilities	989	38,383
Entergy Corp.	561	38,086
DTE Energy Co.	537	31,860
Wisconsin Energy Corp.	723	28,609
CenterPoint Energy, Inc.	1,345	27,801
ONEOK, Inc.	653	27,628
AES Corp.*	2,020	25,917
Ameren Corp.	758	25,423
NiSource, Inc.	891	22,052
CMS Energy Corp.	813	19,106
SCANA Corp.	369	17,653
Pinnacle West Capital Corp.	340	17,592
AGL Resources, Inc.	366	14,183
Pepco Holdings, Inc.	722	14,130
Integrys Energy Group, Inc.	245	13,933
NRG Energy, Inc.*	715	12,412
TECO Energy, Inc.	681	12,299
Total Utilities		1,441,805
Materials - 2.4%
EI du Pont de Nemours & Co.	2,943	148,828
Monsanto Co.	1,675	138,658
Dow Chemical Co.	3,749	118,094
Praxair, Inc.	941	102,315
Freeport-McMoRan Copper & Gold, Inc.	2,983	101,630
Newmont Mining Corp.	1,553	75,336
Ecolab, Inc.	917	62,842
Air Products & Chemicals, Inc.	662	53,443
Mosaic Co.	933	51,091
PPG Industries, Inc.	478	50,725
International Paper Co.	1,374	39,722
CF Industries Holdings, Inc.	202	39,135
Nucor Corp.	994	37,673
Sherwin-Williams Co.	269	35,602
Alcoa, Inc.	3,349	29,304
Sigma-Aldrich Corp.	383	28,315
FMC Corp.	430	22,996
Eastman Chemical Co.	437	22,012
Cliffs Natural Resources, Inc.	444	21,885
Ball Corp.	488	20,032
Airgas, Inc.	220	18,482
Vulcan Materials Co.	406	16,122
MeadWestvaco Corp.	537	15,439
International Flavors & Fragrances, Inc.	259	14,193
Allegheny Technologies, Inc.	336	10,715
Bemis Company, Inc.	324	10,154
Owens-Illinois, Inc.*	518	9,930
Sealed Air Corp.	611	9,434
United States Steel Corp.	452	9,311
Titanium Metals Corp.	257	2,907
Total Materials		1,316,325
Telecommunication Services - 2.2%
AT&T, Inc.	18,406	656,357
Verizon Communications, Inc.	8,915	396,183
CenturyLink, Inc.	1,946	76,848
Crown Castle International Corp.*	809	47,456
Sprint Nextel Corp.*	9,420	30,709
Windstream Corp.	1,850	17,871
Frontier Communications Corp.	3,138	12,019
MetroPCS Communications, Inc.*	922	5,578
Total Telecommunication Services		1,243,021
Total Common Stocks
(Cost $29,276,488)		38,629,520
	Face Amount
REPURCHASE AGREEMENTS††,1 - 27.9%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	$6,047,402	6,047,402
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	5,588,399	5,588,399
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	2,383,254	2,383,254
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	1,578,066	1,578,066
Total Repurchase Agreements
(Cost $15,597,121)		15,597,121
Total Investments - 96.8%
(Cost $44,873,609)		$54,226,641
Other Assets & Liabilities, net - 3.2%		1,773,648
Total Net Assets - 100.0%		$56,000,289

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,975,788)	147	$221,074

	Units
EQUITY INDEX SWAP AGREEMENTS††,3
Credit Suisse Capital, LLC July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $23,540,889)	17,282	$563,875
Goldman Sachs International July 2012 S&P 500 Index Swap, Terminating 07/27/12 (Notional Value $9,772,751)	7,174	239,406
Barclays Bank plc July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $1,933,462)	1,419	47,057
(Total Notional Value $35,247,102)		$850,338

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 100.1%
Real Estate Investment Trusts (REITs) - 94.4%
Specialized REITs - 23.4%
Public Storage	5,605	$809,417
Ventas, Inc.	11,014	695,203
HCP, Inc.	15,585	688,077
Health Care REIT, Inc.	9,684	564,576
Host Hotels & Resorts, Inc.	32,130	508,297
Plum Creek Timber Company, Inc.	9,655	383,304
Rayonier, Inc.	8,148	365,845
Senior Housing Properties Trust	13,311	297,102
Extra Space Storage, Inc.	9,076	277,726
Hospitality Properties Trust	10,692	264,841
LaSalle Hotel Properties	8,456	246,408
Omega Healthcare Investors, Inc.	10,872	244,620
Healthcare Realty Trust, Inc.	9,213	219,638
DiamondRock Hospitality Co.	19,983	203,827
Entertainment Properties Trust	4,906	201,686
Sovran Self Storage, Inc.	3,780	189,340
Sunstone Hotel Investors, Inc.*	17,201	189,039
CubeSmart	15,792	184,293
Potlatch Corp.	5,569	177,874
Medical Properties Trust, Inc.	18,457	177,556
Pebblebrook Hotel Trust	7,300	170,163
Total Specialized REITs		7,058,832
Retail REITs - 19.1%
Simon Property Group, Inc.	7,171	1,116,238
General Growth Properties, Inc.	36,188	654,641
Macerich Co.	7,490	442,285
Kimco Realty Corp.	22,491	428,004
Federal Realty Investment Trust	3,861	401,891
Realty Income Corp.	9,165	382,822
Taubman Centers, Inc.	4,399	339,427
Regency Centers Corp.	6,957	330,944
DDR Corp.	21,137	309,446
Weingarten Realty Investors	10,560	278,150
National Retail Properties, Inc.	9,738	275,488
Tanger Factory Outlet Centers	8,567	274,572
CBL & Associates Properties, Inc.	13,781	269,281
Equity One, Inc.	11,913	252,556
Total Retail REITs		5,755,745
Office REITs - 14.9%
Boston Properties, Inc.	5,835	632,339
Digital Realty Trust, Inc.	5,941	445,991
SL Green Realty Corp.	5,177	415,402
Alexandria Real Estate Equities, Inc.	4,501	327,313
Duke Realty Corp.	20,673	302,653
Kilroy Realty Corp.	6,006	290,750
Douglas Emmett, Inc.	12,200	281,820
Piedmont Office Realty Trust, Inc. — Class A	15,206	261,695
BioMed Realty Trust, Inc.	13,880	259,278
Mack-Cali Realty Corp.	8,514	247,502
Highwoods Properties, Inc.	7,315	246,150
Brandywine Realty Trust	17,394	214,642
Corporate Office Properties Trust	8,466	199,036
CommonWealth REIT	10,372	198,313
Lexington Realty Trust	20,123	170,442
Total Office REITs		4,493,326
Residential REITs - 14.2%
Equity Residential	10,886	678,850
AvalonBay Communities, Inc.	3,965	560,968
UDR, Inc.	14,328	370,236
Camden Property Trust	5,428	367,313
Essex Property Trust, Inc.	2,335	359,403
BRE Properties, Inc.	6,035	301,871
American Campus Communities, Inc.	6,363	286,208
Apartment Investment & Management Co. — Class A	10,574	285,815
Home Properties, Inc.	4,419	271,150
Mid-America Apartment Communities, Inc.	3,874	264,362
Equity Lifestyle Properties, Inc.	3,793	261,603
Post Properties, Inc.	5,322	260,512
Total Residential REITs		4,268,291
Mortgage REITs - 9.6%
Annaly Capital Management, Inc.	38,044	638,378
American Capital Agency Corp.	15,653	526,097
MFA Financial, Inc.	33,997	268,236
Hatteras Financial Corp.	8,167	233,576
Two Harbors Investment Corp.	22,075	228,697
Invesco Mortgage Capital, Inc.	12,309	225,747
Starwood Property Trust, Inc.	10,222	217,831
CYS Investments, Inc.	13,976	192,450
ARMOUR Residential REIT, Inc.	25,350	180,239
Capstead Mortgage Corp.	12,685	176,448
Total Mortgage REITs		2,887,699
Diversifed REITs - 4.5%
Vornado Realty Trust	7,235	607,596
Liberty Property Trust	9,018	332,223
Colonial Properties Trust	10,031	222,086
Washington Real Estate Investment Trust	7,314	208,083
Total Diversifed REITs		1,369,988
Industrial REITs - 4.0%
Prologis, Inc.	17,644	586,310
DuPont Fabros Technology, Inc.	7,939	226,738
DCT Industrial Trust, Inc.	32,120	202,356
EastGroup Properties, Inc.	3,581	190,867
Total Industrial REITs		1,206,271
Wireless Telecommunication Services - 2.9%
American Tower Corp. — Class A	12,280	858,495
Forest Products - 1.8%
Weyerhaeuser Co.	23,999	536,618
Total Real Estate Investment Trusts (REITs)		28,435,265
Real Estate Management & Development - 5.7%
Real Estate Operating Companies - 2.3%
Brookfield Office Properties, Inc.	26,356	459,122
Forest City Enterprises, Inc. — Class A*	16,415	239,659
Total Real Estate Operating Companies		698,781

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Real Estate Management & Development - 5.7% (continued)
Real Estate Services - 1.9%
CBRE Group, Inc. — Class A*	19,412	$317,580
Jones Lang LaSalle, Inc.	3,408	239,821
Total Real Estate Services		557,401
Diversified Real Estate Activities - 1.5%
Brookfield Asset Management, Inc. — Class A	8,360	276,716
St. Joe Co.*	10,568	167,080
Total Diversified Real Estate Activities		443,796
Total Real Estate Management & Development		1,699,978
Total Common Stocks
(Cost $23,453,424)		30,135,243

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.1%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$35,372	35,372
Total Repurchase Agreement
(Cost $35,372)		35,372
Total Investments - 100.2%
(Cost $23,488,796)		$30,170,615
Other Assets & Liabilities, net - (0.2)%		(49,618)
Total Net Assets - 100.0%		$30,120,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

REIT	Real Estate Investment Trust

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9%
Financials - 14.9%
Highwoods Properties, Inc.	490	$16,488
LaSalle Hotel Properties	564	16,434
Starwood Property Trust, Inc.	761	16,216
Omega Healthcare Investors, Inc.	697	15,683
Hancock Holding Co.	502	15,280
Two Harbors Investment Corp.	1,405	14,556
Invesco Mortgage Capital, Inc.	756	13,865
Ocwen Financial Corp.*	708	13,295
Alterra Capital Holdings Ltd.	569	13,286
Prosperity Bancshares, Inc.	311	13,070
Colonial Properties Trust	580	12,841
Entertainment Properties Trust	310	12,744
Susquehanna Bancshares, Inc.	1,234	12,709
RLJ Lodging Trust	698	12,655
Washington Real Estate Investment Trust	438	12,461
Healthcare Realty Trust, Inc.	510	12,158
FirstMerit Corp.	724	11,959
First American Financial Corp.	700	11,873
DuPont Fabros Technology, Inc.	403	11,511
American Realty Capital Trust, Inc.	1,040	11,357
DiamondRock Hospitality Co.	1,102	11,240
Stifel Financial Corp.*	353	10,907
CNO Financial Group, Inc.	1,393	10,865
UMB Financial Corp.	211	10,810
CYS Investments, Inc.	766	10,548
Trustmark Corp.	423	10,355
Webster Financial Corp.	474	10,267
DCT Industrial Trust, Inc.	1,628	10,256
Apollo Investment Corp.	1,334	10,245
EastGroup Properties, Inc.	189	10,074
Texas Capital Bancshares, Inc.*	247	9,976
IBERIABANK Corp.	197	9,939
FNB Corp.	913	9,924
Umpqua Holdings Corp.	736	9,686
RLI Corp.	142	9,684
Sovran Self Storage, Inc.	189	9,467
CubeSmart	810	9,453
Glimcher Realty Trust	922	9,422
Prospect Capital Corp.	802	9,135
BancorpSouth, Inc.	619	8,988
Sunstone Hotel Investors, Inc.*	787	8,649
Westamerica Bancorporation	183	8,636
Potlatch Corp.	270	8,624
Platinum Underwriters Holdings Ltd.	226	8,611
Wintrust Financial Corp.	242	8,591
Cathay General Bancorp	518	8,552
Medical Properties Trust, Inc.	888	8,543
United Bankshares, Inc.	330	8,540
Capstead Mortgage Corp.	613	8,527
National Health Investors, Inc.	165	8,402
Cash America International, Inc.	189	8,323
ARMOUR Residential REIT, Inc.	1,168	8,304
Primerica, Inc.	309	8,260
PS Business Parks, Inc.	120	8,126
Pebblebrook Hotel Trust	347	8,089
National Penn Bancshares, Inc.	815	7,800
Knight Capital Group, Inc. — Class A*	646	7,713
Strategic Hotels & Resorts, Inc.*	1,190	7,687
MB Financial, Inc.	356	7,668
Sun Communities, Inc.	173	7,653
Equity One, Inc.	357	7,568
Northwest Bancshares, Inc.	644	7,540
First Cash Financial Services, Inc.*	187	7,512
EZCORP, Inc. — Class A*	320	7,507
Old National Bancorp	620	7,446
First Industrial Realty Trust, Inc.*	586	7,395
Glacier Bancorp, Inc.	472	7,311
LTC Properties, Inc.	200	7,256
First Financial Bankshares, Inc.	209	7,223
Montpelier Re Holdings Ltd.	329	7,004
Community Bank System, Inc.	258	6,997
Education Realty Trust, Inc.	624	6,914
Greenhill & Company, Inc.	190	6,774
International Bancshares Corp.	347	6,773
CVB Financial Corp.	580	6,757
Acadia Realty Trust	291	6,745
Lexington Realty Trust	782	6,624
Financial Engines, Inc.*	306	6,564
Redwood Trust, Inc.	517	6,452
PHH Corp.*	369	6,451
Symetra Financial Corp.	510	6,436
MarketAxess Holdings, Inc.	240	6,394
Anworth Mortgage Asset Corp.	902	6,359
Selective Insurance Group, Inc.	356	6,198
First Financial Bancorp	381	6,088
Provident Financial Services, Inc.	396	6,078
Hersha Hospitality Trust — Class A	1,135	5,993
PrivateBancorp, Inc. — Class A	396	5,845
Bank of the Ozarks, Inc.	193	5,805
American Capital Mortgage Investment Corp.	239	5,707
BBCN Bancorp, Inc.*	518	5,641
Astoria Financial Corp.	572	5,605
Pennsylvania Real Estate Investment Trust	370	5,543
Government Properties Income Trust	245	5,542
PennyMac Mortgage Investment Trust	275	5,426
First Midwest Bancorp, Inc.	494	5,424
DFC Global Corp.*	294	5,418
Solar Capital Ltd.	243	5,409
Fifth Street Finance Corp.	540	5,389
Park National Corp.	75	5,231
American Assets Trust, Inc.	215	5,214
Alexander's, Inc.	12	5,173
Franklin Street Properties Corp.	479	5,068
Argo Group International Holdings Ltd.	170	4,976
Columbia Banking System, Inc.	260	4,893
PacWest Bancorp	204	4,829
Amtrust Financial Services, Inc.	162	4,813
Tower Group, Inc.	229	4,779

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Financials - 14.9% (continued)
Enstar Group Ltd.*	48	$4,749
World Acceptance Corp.*	72	4,738
NBT Bancorp, Inc.	218	4,707
BlackRock Kelso Capital Corp.	481	4,695
First Commonwealth Financial Corp.	693	4,664
Cousins Properties, Inc.	599	4,642
Greenlight Capital Re Ltd. — Class A*	182	4,626
NorthStar Realty Finance Corp.	881	4,599
Horace Mann Educators Corp.	261	4,562
Boston Private Financial Holdings, Inc.	510	4,554
Infinity Property & Casualty Corp.	78	4,498
CreXus Investment Corp.	440	4,475
Credit Acceptance Corp.*	53	4,475
Citizens Republic Bancorp, Inc.*	260	4,454
Home BancShares, Inc.	145	4,434
Investors Real Estate Trust	559	4,416
Evercore Partners, Inc. — Class A	188	4,397
Investors Bancorp, Inc.*	291	4,391
Walter Investment Management Corp.	187	4,383
Oritani Financial Corp.	304	4,375
American Equity Investment Life Holding Co.	397	4,371
Pinnacle Financial Partners, Inc.*	223	4,351
Western Alliance Bancorporation*	456	4,268
Sabra Health Care REIT, Inc.	248	4,243
Associated Estates Realty Corp.	283	4,231
Inland Real Estate Corp.	501	4,198
Triangle Capital Corp.	183	4,169
Independent Bank Corp.	141	4,119
Hudson Pacific Properties, Inc.	236	4,109
Cohen & Steers, Inc.	119	4,107
Brookline Bancorp, Inc.	458	4,053
Retail Opportunity Investments Corp.	333	4,016
Banco Latinoamericano de Comercio Exterior S.A.	185	3,964
First Potomac Realty Trust	334	3,931
Chemical Financial Corp.	181	3,892
Main Street Capital Corp.	160	3,872
PennantPark Investment Corp.	374	3,871
FelCor Lodging Trust, Inc.*	818	3,845
Colony Financial, Inc.	222	3,841
Ramco-Gershenson Properties Trust	305	3,834
KBW, Inc.	231	3,800
BGC Partners, Inc. — Class A	647	3,798
Employers Holdings, Inc.	206	3,716
Hercules Technology Growth Capital, Inc.	326	3,697
Dynex Capital, Inc.	353	3,664
Nelnet, Inc. — Class A	157	3,611
iStar Financial, Inc.*	557	3,593
MGIC Investment Corp.*	1,242	3,577
Chesapeake Lodging Trust	207	3,565
National Financial Partners Corp.*	265	3,551
Green Dot Corp. — Class A*	160	3,539
S&T Bancorp, Inc.	191	3,528
PICO Holdings, Inc.*	155	3,474
ViewPoint Financial Group, Inc.	222	3,472
SCBT Financial Corp.	98	3,455
Coresite Realty Corp.	131	3,382
TrustCo Bank Corp. NY	618	3,374
Safety Insurance Group, Inc.	83	3,373
Getty Realty Corp.	173	3,313
Kennedy-Wilson Holdings, Inc.	236	3,306
Navigators Group, Inc.*	66	3,303
Berkshire Hills Bancorp, Inc.	149	3,278
WesBanco, Inc.	154	3,274
City Holding Co.	97	3,268
Sterling Financial Corp.*	172	3,249
Virtus Investment Partners, Inc.*	40	3,240
Universal Health Realty Income Trust	78	3,239
Monmouth Real Estate Investment Corp. — Class A	270	3,164
State Bank Financial Corp.*	208	3,153
Apollo Residential Mortgage, Inc.	159	3,066
HFF, Inc. — Class A*	216	3,011
Duff & Phelps Corp. — Class A	207	3,002
AMERISAFE, Inc.*	115	2,984
Ashford Hospitality Trust, Inc.	352	2,967
Urstadt Biddle Properties, Inc. — Class A	150	2,966
Resource Capital Corp.	554	2,953
Community Trust Bancorp, Inc.	88	2,947
Oriental Financial Group, Inc.	264	2,925
Forestar Group, Inc.*	228	2,921
Meadowbrook Insurance Group, Inc.	330	2,901
Radian Group, Inc.	877	2,885
Lakeland Financial Corp.	107	2,871
Sandy Spring Bancorp, Inc.	159	2,862
Maiden Holdings Ltd.	326	2,830
Flagstone Reinsurance Holdings S.A.	353	2,828
United Fire Group, Inc.	132	2,816
Nationstar Mortgage Holdings, Inc.*	130	2,798
Flushing Financial Corp.	203	2,767
Dime Community Bancshares, Inc.	206	2,738
Banner Corp.	123	2,695
Hilltop Holdings, Inc.*	259	2,670
Excel Trust, Inc.	223	2,667
Renasant Corp.	169	2,655
Southside Bancshares, Inc.	118	2,653
Simmons First National Corp. — Class A	112	2,604
West Coast Bancorp*	131	2,574
Capital Southwest Corp.	25	2,571
WisdomTree Investments, Inc.*	390	2,562
Citizens, Inc.*	260	2,535
Tejon Ranch Co.*	87	2,490
Piper Jaffray Cos.*	106	2,484
TICC Capital Corp.	253	2,454

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Financials - 14.9% (continued)
Cardinal Financial Corp.	194	$2,382
TowneBank	170	2,380
Epoch Holding Corp.	104	2,369
United Community Banks, Inc.*	276	2,365
First Busey Corp.	489	2,362
Saul Centers, Inc.	55	2,358
Investment Technology Group, Inc.*	254	2,337
MCG Capital Corp.	508	2,337
STAG Industrial, Inc.	159	2,318
Winthrop Realty Trust	189	2,298
First Merchants Corp.	184	2,293
First Financial Corp.	78	2,262
Heartland Financial USA, Inc.	94	2,256
Washington Trust Bancorp, Inc.	92	2,243
NewStar Financial, Inc.*	172	2,229
Wilshire Bancorp, Inc.*	406	2,225
WSFS Financial Corp.	55	2,223
Tompkins Financial Corp.	58	2,185
Rockville Financial, Inc.	188	2,175
AG Mortgage Investment Trust, Inc.	101	2,170
Hanmi Financial Corp.*	206	2,159
Campus Crest Communities, Inc.	207	2,151
1st Source Corp.	95	2,147
Safeguard Scientifics, Inc.*	137	2,121
eHealth, Inc.*	129	2,078
Central Pacific Financial Corp.*	144	2,033
MVC Capital, Inc.	157	2,033
Rouse Properties, Inc.*	150	2,033
Sterling Bancorp	201	2,006
Ameris Bancorp*	159	2,003
Cedar Realty Trust, Inc.	391	1,975
StellarOne Corp.	154	1,922
Union First Market Bankshares Corp.	133	1,922
Stewart Information Services Corp.	125	1,919
OneBeacon Insurance Group Ltd. — Class A	147	1,914
Lakeland Bancorp, Inc.	180	1,894
FBL Financial Group, Inc. — Class A	67	1,877
Camden National Corp.	51	1,868
GAMCO Investors, Inc. — Class A	42	1,864
Beneficial Mutual Bancorp, Inc.*	216	1,864
Apollo Commercial Real Estate Finance, Inc.	115	1,848
Great Southern Bancorp, Inc.	67	1,848
Hudson Valley Holding Corp.	102	1,846
National Western Life Insurance Co. — Class A	13	1,845
SY Bancorp, Inc.	77	1,844
Bancorp, Inc.*	195	1,843
Netspend Holdings, Inc.*	200	1,838
CapLease, Inc.	439	1,822
First BanCorp*	460	1,822
Taylor Capital Group, Inc.*	111	1,819
Univest Corporation of Pennsylvania	109	1,802
Kite Realty Group Trust	361	1,801
INTL FCStone, Inc.*	91	1,761
BancFirst Corp.	42	1,760
Eagle Bancorp, Inc.*	110	1,733
Summit Hotel Properties, Inc.	206	1,724
German American Bancorp, Inc.	83	1,702
Provident New York Bancorp	223	1,693
Trico Bancshares	109	1,679
Agree Realty Corp.	75	1,660
FXCM, Inc. — Class A	141	1,658
EverBank Financial Corp.*	150	1,631
Peoples Bancorp, Inc.	74	1,627
GFI Group, Inc.	454	1,616
Federal Agricultural Mortgage Corp. — Class C	61	1,600
First Connecticut Bancorp, Inc.	118	1,593
Bryn Mawr Bank Corp.	75	1,580
Territorial Bancorp, Inc.	69	1,571
Westwood Holdings Group, Inc.	42	1,565
Arrow Financial Corp.	64	1,547
Franklin Financial Corp.*	94	1,546
Cowen Group, Inc. — Class A*	579	1,540
Financial Institutions, Inc.	91	1,536
RAIT Financial Trust	332	1,534
MainSource Financial Group, Inc.	129	1,526
Global Indemnity plc — Class A*	75	1,519
Citizens & Northern Corp.	79	1,505
OmniAmerican Bancorp, Inc.*	70	1,500
First Interstate Bancsystem, Inc. — Class A	105	1,495
Heritage Financial Corp.	102	1,494
First of Long Island Corp.	51	1,477
Virginia Commerce Bancorp, Inc.*	174	1,467
United Financial Bancorp, Inc.	102	1,467
Republic Bancorp, Inc. — Class A	65	1,446
First Community Bancshares, Inc.	100	1,443
CoBiz Financial, Inc.	229	1,434
Select Income REIT*	60	1,426
Phoenix Companies, Inc.*	767	1,419
Diamond Hill Investment Group, Inc.	18	1,409
Centerstate Banks, Inc.	197	1,409
Terreno Realty Corp.	93	1,405
Calamos Asset Management, Inc. — Class A	122	1,397
Presidential Life Corp.	142	1,396
Washington Banking Co.	100	1,390
National Bankshares, Inc.	46	1,386
Northfield Bancorp, Inc.	97	1,378
Golub Capital BDC, Inc.	91	1,373
State Auto Financial Corp.	97	1,363
Bank Mutual Corp.	306	1,349
Medley Capital Corp.	112	1,348
One Liberty Properties, Inc.	71	1,337
OceanFirst Financial Corp.	93	1,335
CNB Financial Corp.	80	1,305
Baldwin & Lyons, Inc. — Class B	56	1,301
Encore Bancshares, Inc.*	63	1,300

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Financials - 14.9% (continued)
Chatham Lodging Trust	91	$1,299
Bridge Bancorp, Inc.	55	1,297
Westfield Financial, Inc.	175	1,278
Medallion Financial Corp.	120	1,274
Doral Financial Corp.*	849	1,274
Enterprise Financial Services Corp.	115	1,260
Bank of Marin Bancorp	34	1,258
Manning & Napier, Inc. — Class A	87	1,238
BofI Holding, Inc.*	62	1,225
Edelman Financial Group, Inc.	139	1,209
GSV Capital Corp.*	130	1,209
Gladstone Commercial Corp.	72	1,200
1st United Bancorp, Inc.*	193	1,199
Southwest Bancorp, Inc.*	127	1,195
Arlington Asset Investment Corp. — Class A	55	1,194
Parkway Properties, Inc.	104	1,190
Metro Bancorp, Inc.*	98	1,179
American National Bankshares, Inc.	50	1,178
Bank of Kentucky Financial Corp.	44	1,172
First Financial Holdings, Inc.	108	1,158
SeaBright Holdings, Inc.	130	1,156
Ames National Corp.	50	1,150
Pacific Capital Bancorp*	25	1,143
Gyrodyne Company of America, Inc.*	10	1,143
Thomas Properties Group, Inc.	210	1,142
Fox Chase Bancorp, Inc.	79	1,141
Home Loan Servicing Solutions Ltd.	85	1,139
THL Credit, Inc.	83	1,118
Pacific Continental Corp.	125	1,109
Gladstone Investment Corp.	150	1,109
Mercantile Bank Corp.*	60	1,107
American Safety Insurance Holdings Ltd.*	59	1,106
National Interstate Corp.	41	1,090
Gladstone Capital Corp.	138	1,089
Bar Harbor Bankshares	30	1,080
First Defiance Financial Corp.	63	1,079
BankFinancial Corp.	143	1,077
MidWestOne Financial Group, Inc.	50	1,075
Oppenheimer Holdings, Inc. — Class A	68	1,069
Preferred Bank/Los Angeles CA*	80	1,069
MetroCorp Bancshares, Inc.*	100	1,067
Guaranty Bancorp*	500	1,055
SWS Group, Inc.*	197	1,050
Home Federal Bancorp, Inc.	100	1,050
Solar Senior Capital Ltd.	62	1,048
Ladenburg Thalmann Financial Services, Inc.*	677	1,043
First California Financial Group, Inc.*	150	1,032
Alliance Financial Corp.	30	1,030
Merchants Bancshares, Inc.	37	1,019
West Bancorporation, Inc.	107	1,018
Mission West Properties, Inc.	118	1,017
Kohlberg Capital Corp.	139	1,009
AV Homes, Inc.*	69	1,006
Park Sterling Corp.*	212	999
NGP Capital Resources Co.	139	984
Western Asset Mortgage Capital Corp.*	50	975
First Bancorp, Inc.	57	969
Kearny Financial Corp.	100	969
Kansas City Life Insurance Co.	27	950
Consolidated-Tomoka Land Co.	33	950
UMH Properties, Inc.	88	944
Walker & Dunlop, Inc.*	73	938
Peapack Gladstone Financial Corp.	60	931
Fidus Investment Corp.	61	925
Bridge Capital Holdings*	57	921
Penns Woods Bancorp, Inc.	23	916
FNB United Corp.*	70	909
Whitestone REIT — Class B	65	898
ESB Financial Corp.	68	898
First Financial Northwest, Inc.*	110	893
First Bancorp	100	889
Kaiser Federal Financial Group, Inc.	60	887
Marlin Business Services Corp.	54	885
Heritage Commerce Corp.*	136	884
Homeowners Choice, Inc.	50	880
Center Bancorp, Inc.	78	878
Ares Commercial Real Estate Corp.	50	874
HomeStreet, Inc.*	27	864
Northrim BanCorp, Inc.	40	860
Home Bancorp, Inc.*	50	857
New Mountain Finance Corp.	58	823
Suffolk Bancorp*	63	817
Nicholas Financial, Inc.	63	808
First Pactrust Bancorp, Inc.	68	806
SI Financial Group, Inc.	70	805
C&F Financial Corp.	20	803
Harris & Harris Group, Inc.*	208	790
Horizon Bancorp	30	789
Sierra Bancorp	79	782
Meridian Interstate Bancorp, Inc.*	56	780
New York Mortgage Trust, Inc.	110	777
Zillow, Inc. — Class A*	20	773
Heritage Financial Group, Inc.	60	772
Gramercy Capital Corporation*	300	750
Hallmark Financial Services*	96	749
FBR & Co.*	270	748
Farmers National Banc Corp.	120	748
MidSouth Bancorp, Inc.	53	746
Seacoast Banking Corporation of Florida*	480	725
Heritage Oaks Bancorp*	130	724
Sun Bancorp, Inc.*	264	713
Artio Global Investors, Inc. — Class A	200	700
Provident Financial Holdings, Inc.	60	692
Crawford & Co. — Class B	169	691

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Financials - 14.9% (continued)
Eastern Insurance Holdings, Inc.	40	$680
Middleburg Financial Corp.	40	680
Donegal Group, Inc. — Class A	51	677
Peoples Federal Bancshares, Inc.*	40	668
Horizon Technology Finance Corp.	40	660
Asta Funding, Inc.	70	656
JMP Group, Inc.	106	655
Access National Corp.	50	655
Enterprise Bancorp, Inc.	39	639
BSB Bancorp, Inc.*	50	638
ESSA Bancorp, Inc.	59	637
Cape Bancorp, Inc.*	74	615
Hingham Institution for Savings	10	605
NASB Financial, Inc.*	30	596
EMC Insurance Group, Inc.	29	586
Clifton Savings Bancorp, Inc.	56	583
TCP Capital Corp.	40	578
Independence Holding Co.	58	571
Investors Title Co.	10	569
Capital City Bank Group, Inc.	77	567
FX Alliance, Inc.*	36	566
Century Bancorp, Inc. — Class A	19	565
Fidelity Southern Corp.	60	518
Resource America, Inc. — Class A	80	510
Gain Capital Holdings, Inc.	99	494
Regional Management Corp.*	30	494
MicroFinancial, Inc.	60	486
Pacific Mercantile Bancorp*	70	484
Tree.com, Inc.*	40	458
First Marblehead Corp.*	385	450
Charter Financial Corp.	43	417
Universal Insurance Holdings, Inc.	119	406
Roma Financial Corp.	45	383
Fortegra Financial Corp.*	41	328
CIFC Corp.*	42	310
Pzena Investment Management, Inc. — Class A	66	292
Berkshire Bancorp, Inc.*	30	264
Cascade Bancorp*	40	237
California First National Bancorp	15	235
Capital Bank Corp.*	93	212
Waterstone Financial, Inc.*	50	190
First Federal Bancshares of Arkansas, Inc.*	20	162
Green Bankshares, Inc.*	80	133
Crescent Financial Bancshares, Inc.*	20	90
Total Financials		1,608,337
Information Technology - 12.2%
Parametric Technology Corp.*	788	16,517
Wright Express Corp.*	255	15,740
Ultimate Software Group, Inc.*	174	15,507
CommVault Systems, Inc.*	295	14,622
Aspen Technology, Inc.*	614	14,214
CoStar Group, Inc.*	171	13,885
Cirrus Logic, Inc.*	424	12,668
ADTRAN, Inc.	416	12,558
QLIK Technologies, Inc.*	560	12,387
Cymer, Inc.*	205	12,086
FEI Co.*	249	11,912
MAXIMUS, Inc.	223	11,539
ACI Worldwide, Inc.*	258	11,406
Convergys Corp.	770	11,373
Aruba Networks, Inc.*	731	11,001
Microsemi Corp.*	582	10,761
Hittite Microwave Corp.*	210	10,735
Ciena Corp.*	650	10,640
Semtech Corp.*	436	10,604
Arris Group, Inc.*	743	10,335
Quest Software, Inc.*	368	10,249
MKS Instruments, Inc.	346	10,010
Sourcefire, Inc.*	190	9,766
3D Systems Corp.*	286	9,764
VirnetX Holding Corp.*	276	9,729
Anixter International, Inc.	183	9,707
Universal Display Corp.*	265	9,524
Fair Isaac Corp.	225	9,513
CACI International, Inc. — Class A*	171	9,408
Plantronics, Inc.	279	9,319
ViaSat, Inc.*	244	9,216
International Rectifier Corp.*	460	9,195
Mentor Graphics Corp.*	612	9,180
Cavium, Inc.*	324	9,072
Intersil Corp. — Class A	840	8,946
Finisar Corp.*	596	8,916
Cognex Corp.	280	8,861
Veeco Instruments, Inc.*	255	8,762
QLogic Corp.*	640	8,761
ValueClick, Inc.*	533	8,735
Cardtronics, Inc.*	288	8,700
NETGEAR, Inc.*	252	8,697
InterDigital, Inc.	292	8,617
Progress Software Corp.*	409	8,536
Comverse Technology, Inc.*	1,440	8,381
DealerTrack Holdings, Inc.*	277	8,339
JDA Software Group, Inc.*	280	8,313
OSI Systems, Inc.*	131	8,298
Sapient Corp.	814	8,197
Liquidity Services, Inc.*	158	8,088
j2 Global, Inc.	304	8,032
Tellabs, Inc.	2,410	8,025
Littelfuse, Inc.	140	7,965
Tyler Technologies, Inc.*	195	7,868
RF Micro Devices, Inc.*	1,830	7,778
VistaPrint N.V.*	240	7,752
Entegris, Inc.*	906	7,737
Heartland Payment Systems, Inc.	257	7,731
Acxiom Corp.*	505	7,631
Blackbaud, Inc.	296	7,598
MicroStrategy, Inc. — Class A*	56	7,272
Stratasys, Inc.*	143	7,085
LivePerson, Inc.*	362	6,900
Power Integrations, Inc.	183	6,826
Monster Worldwide, Inc.*	800	6,800
WebMD Health Corp. — Class A*	330	6,768
TiVo, Inc.*	818	6,765

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Information Technology - 12.2% (continued)
OpenTable, Inc.*	148	$6,661
Coherent, Inc.*	153	6,625
Synaptics, Inc.*	225	6,442
Syntel, Inc.	106	6,434
Plexus Corp.*	227	6,401
Manhattan Associates, Inc.*	134	6,125
TriQuint Semiconductor, Inc.*	1,107	6,089
SYNNEX Corp.*	171	5,898
Standard Microsystems Corp.*	156	5,755
Euronet Worldwide, Inc.*	334	5,718
Unisys Corp.*	292	5,709
Advent Software, Inc.*	207	5,612
Bankrate, Inc.*	303	5,572
Ultratech, Inc.*	176	5,544
RealPage, Inc.*	238	5,512
SS&C Technologies Holdings, Inc.*	220	5,500
ScanSource, Inc.*	179	5,485
Cornerstone OnDemand, Inc.*	225	5,357
NIC, Inc.	420	5,334
Kenexa Corp.*	183	5,312
Tessera Technologies, Inc.	345	5,303
Integrated Device Technology, Inc.*	935	5,255
Benchmark Electronics, Inc.*	375	5,231
Ancestry.com, Inc.*	190	5,231
BroadSoft, Inc.*	180	5,213
NetScout Systems, Inc.*	241	5,203
EarthLink, Inc.	698	5,193
Infinera Corp.*	725	4,959
Electronics for Imaging, Inc.*	305	4,956
Insight Enterprises, Inc.*	291	4,898
Loral Space & Communications, Inc.	72	4,849
FARO Technologies, Inc.*	115	4,839
Take-Two Interactive Software, Inc.*	511	4,833
OmniVision Technologies, Inc.*	344	4,596
Websense, Inc.*	241	4,514
ServiceSource International, Inc.*	322	4,460
Cabot Microelectronics Corp.	152	4,440
Sanmina-SCI Corp.*	537	4,398
LogMeIn, Inc.*	144	4,395
Rogers Corp.*	110	4,357
Diodes, Inc.*	231	4,336
ATMI, Inc.*	209	4,299
RealD, Inc.*	286	4,279
Verint Systems, Inc.*	144	4,249
Bottomline Technologies, Inc.*	230	4,152
Rambus, Inc.*	722	4,144
Web.com Group, Inc.*	226	4,140
Emulex Corp.*	575	4,140
GT Advanced Technologies, Inc.*	779	4,113
Tangoe, Inc.*	193	4,113
Monotype Imaging Holdings, Inc.*	245	4,109
Brooks Automation, Inc.	435	4,106
Monolithic Power Systems, Inc.*	206	4,093
Digital River, Inc.*	243	4,039
Volterra Semiconductor Corp.*	171	4,010
MTS Systems Corp.	102	3,932
Active Network, Inc.*	255	3,924
Pegasystems, Inc.	117	3,859
CSG Systems International, Inc.*	223	3,853
comScore, Inc.*	234	3,852
ExlService Holdings, Inc.*	156	3,844
Comtech Telecommunications Corp.	130	3,715
Ebix, Inc.	186	3,711
Angie's List, Inc.*	230	3,643
Guidewire Software, Inc.*	129	3,627
Mantech International Corp. — Class A	152	3,567
Badger Meter, Inc.	95	3,567
iGATE Corp.*	209	3,557
Park Electrochemical Corp.	137	3,546
Constant Contact, Inc.*	198	3,540
Rofin-Sinar Technologies, Inc.*	187	3,540
Spansion, Inc. — Class A*	317	3,481
Advanced Energy Industries, Inc.*	258	3,462
Synchronoss Technologies, Inc.*	185	3,417
Ixia*	278	3,342
Black Box Corp.	115	3,301
MEMC Electronic Materials, Inc.*	1,520	3,298
TTM Technologies, Inc.*	350	3,294
Entropic Communications, Inc.*	583	3,288
Harmonic, Inc.*	769	3,276
Blucora, Inc.*	259	3,191
Procera Networks, Inc.*	131	3,185
Measurement Specialties, Inc.*	97	3,153
Forrester Research, Inc.	93	3,149
Quantum Corp.*	1,542	3,130
Global Cash Access Holdings, Inc.*	430	3,100
Super Micro Computer, Inc.*	194	3,077
Micrel, Inc.	319	3,040
Sonus Networks, Inc.*	1,402	3,014
Newport Corp.*	249	2,993
Cray, Inc.*	245	2,960
Lattice Semiconductor Corp.*	775	2,922
Accelrys, Inc.*	361	2,920
TNS, Inc.*	161	2,888
Dice Holdings, Inc.*	300	2,817
Responsys, Inc.*	231	2,800
DTS, Inc.*	107	2,791
InvenSense, Inc. — Class A*	244	2,757
Ceva, Inc.*	156	2,747
Interactive Intelligence Group, Inc.*	95	2,680
Mercury Computer Systems, Inc.*	206	2,664
Ellie Mae, Inc.*	147	2,646
Amkor Technology, Inc.*	524	2,557
United Online, Inc.	600	2,532
Vocus, Inc.*	136	2,530
Opnet Technologies, Inc.	95	2,526
EPIQ Systems, Inc.	204	2,499
Brightpoint, Inc.*	459	2,483
Intermec, Inc.*	398	2,468
Cass Information Systems, Inc.	61	2,455
TeleTech Holdings, Inc.*	151	2,416
Photronics, Inc.*	396	2,416

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Information Technology - 12.2% (continued)
PROS Holdings, Inc.*	142	$2,388
Move, Inc.*	258	2,350
Nanometrics, Inc.*	153	2,350
Perficient, Inc.*	208	2,336
Applied Micro Circuits Corp.*	408	2,334
OCZ Technology Group, Inc.*	440	2,332
Checkpoint Systems, Inc.*	267	2,326
Stamps.com, Inc.*	94	2,319
Internap Network Services Corp.*	350	2,279
Jive Software, Inc.*	108	2,267
Silicon Image, Inc.*	546	2,260
SPS Commerce, Inc.*	74	2,248
GSI Group, Inc.*	196	2,246
ICG Group, Inc.*	241	2,229
Actuate Corp.*	321	2,225
Demand Media, Inc.*	193	2,162
LTX-Credence Corp.*	322	2,157
SciQuest, Inc.*	120	2,155
CTS Corp.	228	2,148
Extreme Networks*	619	2,129
Calix, Inc.*	258	2,121
FormFactor, Inc.*	326	2,109
MIPS Technologies, Inc. — Class A*	314	2,094
Methode Electronics, Inc.	246	2,093
CIBER, Inc.*	476	2,052
QuinStreet, Inc.*	220	2,037
MoneyGram International, Inc.*	137	2,000
Electro Rent Corp.	123	1,996
Power-One, Inc.*	441	1,993
Exar Corp.*	242	1,975
Sycamore Networks, Inc.*	136	1,975
Glu Mobile, Inc.*	354	1,965
PLX Technology, Inc.*	298	1,892
Zygo Corp.*	105	1,875
Anaren, Inc.*	95	1,862
Imperva, Inc.*	64	1,844
Rudolph Technologies, Inc.*	211	1,840
Integrated Silicon Solution, Inc.*	182	1,836
Saba Software, Inc.*	196	1,819
STEC, Inc.*	233	1,817
Fabrinet*	144	1,807
KEMET Corp.*	300	1,803
Electro Scientific Industries, Inc.	152	1,797
IXYS Corp.*	158	1,765
Digi International, Inc.*	171	1,751
Oplink Communications, Inc.*	125	1,691
Deltek, Inc.*	144	1,669
Envestnet, Inc.*	139	1,668
Daktronics, Inc.	241	1,665
Symmetricom, Inc.*	274	1,641
Virtusa Corp.*	121	1,615
Keynote Systems, Inc.	108	1,604
Cohu, Inc.	157	1,595
Computer Task Group, Inc.*	104	1,559
NVE Corp.*	29	1,559
Seachange International, Inc.*	187	1,539
VASCO Data Security International, Inc.*	188	1,538
PDF Solutions, Inc.*	155	1,530
LeCroy Corp.*	107	1,526
XO Group, Inc.*	172	1,526
Globecomm Systems, Inc.*	150	1,521
EasyLink Services International Corp. — Class A*	210	1,520
Kopin Corp.*	439	1,510
Avid Technology, Inc.*	200	1,486
Inphi Corp.*	153	1,450
Multi-Fineline Electronix, Inc.*	58	1,429
CalAmp Corp.*	190	1,393
Pericom Semiconductor Corp.*	154	1,386
ShoreTel, Inc.*	313	1,371
KIT Digital, Inc.*	319	1,369
Yelp, Inc. — Class A*	60	1,364
Silicon Graphics International Corp.*	211	1,355
Sigma Designs, Inc.*	212	1,353
Unwired Planet, Inc.*	575	1,323
ExactTarget, Inc.*	60	1,312
Digimarc Corp.	51	1,309
Maxwell Technologies, Inc.*	196	1,286
Supertex, Inc.*	68	1,282
AuthenTec, Inc.*	290	1,256
SunPower Corp. — Class A*	260	1,251
Bel Fuse, Inc. — Class B	70	1,233
RealNetworks, Inc.	140	1,210
American Software, Inc. — Class A	151	1,200
Parkervision, Inc.*	500	1,190
Imation Corp.*	200	1,182
Travelzoo, Inc.*	52	1,181
KVH Industries, Inc.*	94	1,175
Lionbridge Technologies, Inc.*	370	1,166
Limelight Networks, Inc.*	395	1,157
Infoblox, Inc.*	50	1,147
Callidus Software, Inc.*	230	1,145
Rubicon Technology, Inc.*	112	1,142
Aviat Networks, Inc.*	406	1,137
Intevac, Inc.*	151	1,136
Vishay Precision Group, Inc.*	81	1,130
Bazaarvoice, Inc.*	62	1,128
Richardson Electronics Ltd.	90	1,110
PRGX Global, Inc.*	136	1,081
IntraLinks Holdings, Inc.*	245	1,073
Millennial Media, Inc.*	80	1,055
Oclaro, Inc.*	343	1,043
Zix Corp.*	401	1,043
Immersion Corp.*	185	1,042
support.com, Inc.*	325	1,037
Alpha & Omega Semiconductor Ltd.*	113	1,034
Innodata, Inc.*	150	1,026
Telular Corp.	110	1,016
Ubiquiti Networks, Inc.*	70	998
Radisys Corp.*	155	973
Ultra Clean Holdings*	151	971
Rosetta Stone, Inc.*	70	969
Datalink Corp.*	100	955

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Information Technology - 12.2% (continued)
Demandware, Inc.*	40	$948
Mesa Laboratories, Inc.	20	930
Neonode, Inc.*	150	923
Hackett Group, Inc.*	165	919
FSI International, Inc.*	256	919
DSP Group, Inc.*	144	913
Guidance Software, Inc.*	96	913
STR Holdings, Inc.*	196	894
Tessco Technologies, Inc.	40	882
Echelon Corp.*	250	870
Axcelis Technologies, Inc.*	703	844
ePlus, Inc.*	26	841
ANADIGICS, Inc.*	463	838
AXT, Inc.*	211	833
Agilysys, Inc.*	96	832
Aeroflex Holding Corp.*	134	811
iPass, Inc.*	340	809
PC-Telephone, Inc.	120	776
ModusLink Global Solutions, Inc.*	259	774
Audience, Inc.*	40	771
Market Leader, Inc.*	150	762
Westell Technologies, Inc. — Class A*	320	762
M/A-COM Technology Solutions Holdings, Inc.*	40	740
MaxLinear, Inc. — Class A*	149	739
MoSys, Inc.*	226	732
Intermolecular, Inc.*	89	690
AVG Technologies N.V.*	53	690
Proofpoint, Inc.*	40	678
SRS Labs, Inc.*	75	675
Pervasive Software, Inc.*	90	674
Mattson Technology, Inc.*	380	665
Carbonite, Inc.*	73	653
TeleNav, Inc.*	106	650
Numerex Corp. — Class A*	69	642
GSI Technology, Inc.*	135	640
NeoPhotonics Corp.*	129	637
QuickLogic Corp.*	250	628
PC Connection, Inc.	59	627
Mindspeed Technologies, Inc.*	242	595
Key Tronic Corp.*	70	577
QAD, Inc. — Class A*	40	569
Brightcove, Inc.*	37	564
Mattersight Corp.*	70	559
FalconStor Software, Inc.*	211	551
Synacor, Inc.*	40	548
Marchex, Inc. — Class A	147	531
Aware, Inc.	80	516
Viasystems Group, Inc.*	30	510
EPAM Systems, Inc.*	29	493
TechTarget, Inc.*	97	489
Spark Networks, Inc.*	80	413
Sapiens International Corporation N.V.*	90	324
Envivio, Inc.*	50	321
MeetMe, Inc.*	126	296
Ambient Corp.*	20	109
Total Information Technology		1,320,677
Industrials - 10.4%
Woodward, Inc.	456	17,986
Hexcel Corp.*	657	16,943
Alaska Air Group, Inc.*	464	16,657
CLARCOR, Inc.	334	16,084
Dollar Thrifty Automotive Group, Inc.*	184	14,897
Teledyne Technologies, Inc.*	239	14,734
US Airways Group, Inc.*	1,067	14,223
Watsco, Inc.	192	14,170
Genesee & Wyoming, Inc. — Class A*	267	14,108
Acuity Brands, Inc.	276	14,051
Chart Industries, Inc.*	200	13,752
HEICO Corp.	344	13,595
Old Dominion Freight Line, Inc.*	308	13,333
Esterline Technologies Corp.*	204	12,719
AO Smith Corp.	260	12,711
Middleby Corp.*	127	12,650
Moog, Inc. — Class A*	294	12,157
Actuant Corp. — Class A	447	12,141
Acacia Research Corp.*	326	12,139
EMCOR Group, Inc.	436	12,129
EnerSys*	318	11,152
Tetra Tech, Inc.*	417	10,875
Avis Budget Group, Inc.*	702	10,670
Robbins & Myers, Inc.	253	10,580
Applied Industrial Technologies, Inc.	280	10,318
Portfolio Recovery Associates, Inc.*	112	10,221
Belden, Inc.	299	9,972
Curtiss-Wright Corp.	311	9,657
Geo Group, Inc.*	407	9,247
USG Corp.*	484	9,221
Hub Group, Inc. — Class A*	248	8,977
Corporate Executive Board Co.	219	8,952
Brady Corp. — Class A	318	8,748
Barnes Group, Inc.	357	8,672
Healthcare Services Group, Inc.	438	8,487
Deluxe Corp.	335	8,354
Raven Industries, Inc.	119	8,281
JetBlue Airways Corp.*	1,536	8,141
FTI Consulting, Inc.*	281	8,079
Franklin Electric Company, Inc.	154	7,874
HNI Corp.	304	7,828
Simpson Manufacturing Company, Inc.	263	7,761
Atlas Air Worldwide Holdings, Inc.*	177	7,701
ACCO Brands Corp.*	744	7,693
Beacon Roofing Supply, Inc.*	305	7,692
Mueller Industries, Inc.	178	7,581
Mine Safety Appliances Co.	186	7,485
Brink's Co.	314	7,279
United Stationers, Inc.	267	7,196
Herman Miller, Inc.	385	7,130
ABM Industries, Inc.	357	6,983
RBC Bearings, Inc.*	146	6,906
Werner Enterprises, Inc.	289	6,904
Titan International, Inc.	277	6,794

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Industrials - 10.4% (continued)
Allegiant Travel Co. — Class A*	97	$6,759
Granite Construction, Inc.	256	6,683
ESCO Technologies, Inc.	179	6,523
TAL International Group, Inc.	194	6,497
Watts Water Technologies, Inc. — Class A	194	6,468
Forward Air Corp.	196	6,325
Knight Transportation, Inc.	380	6,076
First Solar, Inc.*	400	6,024
MasTec, Inc.*	386	5,805
UniFirst Corp.	91	5,801
II-VI, Inc.*	343	5,718
Advisory Board Co.*	113	5,604
Briggs & Stratton Corp.	320	5,597
Kaman Corp.	178	5,507
Lindsay Corp.	84	5,452
AZZ, Inc.	88	5,391
Interline Brands, Inc.*	214	5,365
Spirit Airlines, Inc.*	273	5,313
Universal Forest Products, Inc.	135	5,262
Interface, Inc. — Class A	386	5,261
Amerco, Inc.	57	5,128
Cubic Corp.	105	5,048
EnPro Industries, Inc.*	135	5,045
Orbital Sciences Corp.*	388	5,013
Tennant Co.	124	4,954
Swift Transportation Co. — Class A*	515	4,867
Huron Consulting Group, Inc.*	150	4,748
Blount International, Inc.*	323	4,732
Aircastle Ltd.	390	4,700
Aegion Corp. — Class A*	258	4,616
Exponent, Inc.*	87	4,596
Korn/Ferry International*	317	4,548
Steelcase, Inc. — Class A	500	4,515
Heartland Express, Inc.	315	4,508
On Assignment, Inc.*	279	4,452
Kaydon Corp.	208	4,449
Navigant Consulting, Inc.*	343	4,336
Quanex Building Products Corp.	242	4,327
McGrath RentCorp	163	4,320
Knoll, Inc.	319	4,281
Trimas Corp.*	212	4,261
Encore Capital Group, Inc.*	143	4,236
NACCO Industries, Inc. — Class A	36	4,185
Team, Inc.*	134	4,178
Insperity, Inc.	154	4,166
TrueBlue, Inc.*	266	4,118
Dycom Industries, Inc.*	221	4,113
Ceradyne, Inc.	160	4,104
Sykes Enterprises, Inc.*	256	4,086
Generac Holdings, Inc.*	168	4,042
Astec Industries, Inc.*	131	4,019
CIRCOR International, Inc.	114	3,886
G&K Services, Inc. — Class A	124	3,868
Rexnord Corp.*	190	3,808
Mobile Mini, Inc.*	252	3,629
AAR Corp.	265	3,572
Mueller Water Products, Inc. — Class A	1,030	3,564
Rush Enterprises, Inc. — Class A*	217	3,548
DigitalGlobe, Inc.*	234	3,547
Titan Machinery, Inc.*	116	3,523
Resources Connection, Inc.	279	3,432
Standex International Corp.	80	3,406
Albany International Corp. — Class A	182	3,405
Encore Wire Corp.	127	3,401
Sun Hydraulics Corp.	140	3,401
American Science & Engineering, Inc.	59	3,331
Apogee Enterprises, Inc.	190	3,053
ICF International, Inc.*	128	3,052
RailAmerica, Inc.*	124	3,001
Gorman-Rupp Co.	100	2,980
Wabash National Corp.*	447	2,959
Tutor Perini Corp.*	231	2,927
Aerovironment, Inc.*	111	2,920
H&E Equipment Services, Inc.*	193	2,901
Textainer Group Holdings Ltd.	78	2,878
Cascade Corp.	61	2,870
Sauer-Danfoss, Inc.	82	2,864
Altra Holdings, Inc.	181	2,856
Great Lakes Dredge & Dock Corp.	394	2,805
InnerWorkings, Inc.*	207	2,800
Trex Company, Inc.*	92	2,768
Ennis, Inc.	175	2,692
Greenbrier Companies, Inc.*	153	2,690
Layne Christensen Co.*	130	2,690
Viad Corp.	133	2,660
Mistras Group, Inc.*	100	2,628
Higher One Holdings, Inc.*	215	2,627
Griffon Corp.	299	2,565
GenCorp, Inc.*	394	2,565
John Bean Technologies Corp.	188	2,551
Kforce, Inc.*	189	2,544
Comfort Systems USA, Inc.	251	2,515
Nortek, Inc.*	50	2,502
Quad/Graphics, Inc.	171	2,459
Global Power Equipment Group, Inc.	112	2,446
Federal Signal Corp.*	414	2,418
DXP Enterprises, Inc.*	58	2,406
Primoris Services Corp.	196	2,352
MYR Group, Inc.*	133	2,269
Celadon Group, Inc.	137	2,244
AAON, Inc.	119	2,243
Kelly Services, Inc. — Class A	172	2,221
Hawaiian Holdings, Inc.*	341	2,220
Standard Parking Corp.*	103	2,217
Saia, Inc.*	101	2,211
Powell Industries, Inc.*	59	2,204
SkyWest, Inc.	335	2,188
Marten Transport Ltd.	102	2,169
US Ecology, Inc.	120	2,129
Gibraltar Industries, Inc.*	204	2,118

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Industrials - 10.4% (continued)
Zipcar, Inc.*	180	$2,111
Arkansas Best Corp.	167	2,104
Douglas Dynamics, Inc.	145	2,066
XPO Logistics, Inc.*	120	2,016
Heidrick & Struggles International, Inc.	115	2,013
Multi-Color Corp.	90	2,002
Thermon Group Holdings, Inc.*	96	1,988
Capstone Turbine Corp.*	1,965	1,985
Columbus McKinnon Corp.*	131	1,977
RPX Corp.*	137	1,966
Astronics Corp.*	69	1,949
Taser International, Inc.*	362	1,897
Swisher Hygiene, Inc.*,1	744	1,882
Accuride Corp.*	309	1,854
Echo Global Logistics, Inc.*	97	1,849
Air Transport Services Group, Inc.*	349	1,815
Odyssey Marine Exploration, Inc.*	482	1,803
Republic Airways Holdings, Inc.*	322	1,787
GP Strategies Corp.*	96	1,773
Kadant, Inc.*	75	1,759
FreightCar America, Inc.	76	1,746
LB Foster Co. — Class A	60	1,717
American Railcar Industries, Inc.*	62	1,680
Aceto Corp.	180	1,625
Kimball International, Inc. — Class B	211	1,625
CAI International, Inc.*	81	1,610
Quality Distribution, Inc.*	140	1,553
Kratos Defense & Security Solutions, Inc.*	264	1,542
CDI Corp.	94	1,542
GeoEye, Inc.*	99	1,533
Ameresco, Inc. — Class A*	128	1,527
Dynamic Materials Corp.	88	1,525
Consolidated Graphics, Inc.*	52	1,511
Lydall, Inc.*	110	1,487
CBIZ, Inc.*	250	1,485
Wesco Aircraft Holdings, Inc.*	116	1,477
Michael Baker Corp.*	56	1,461
Northwest Pipe Co.*	59	1,431
Alamo Group, Inc.	45	1,412
Builders FirstSource, Inc.*	295	1,398
Commercial Vehicle Group, Inc.*	160	1,379
Roadrunner Transportation Systems, Inc.*	81	1,368
Dolan Co.*	202	1,359
Insteel Industries, Inc.	116	1,293
NCI Building Systems, Inc.*	119	1,289
KEYW Holding Corp.*	126	1,265
Pacer International, Inc.*	230	1,247
Houston Wire & Cable Co.	113	1,235
Orion Marine Group, Inc.*	177	1,232
SeaCube Container Leasing Ltd.	72	1,229
American Superconductor Corp.*	257	1,208
American Reprographics Co.*	240	1,207
Graham Corp.	64	1,192
Furmanite Corp.*	245	1,191
EnerNOC, Inc.*	162	1,173
NN, Inc.*	114	1,164
Miller Industries, Inc.	73	1,163
Patriot Transportation Holding, Inc.*	47	1,106
Sterling Construction Company, Inc.*	107	1,094
PMFG, Inc.*	139	1,086
American Woodmark Corp.*	62	1,060
Ampco-Pittsburgh Corp.	56	1,026
Rand Logistics, Inc.*	120	1,020
Twin Disc, Inc.	55	1,017
Park-Ohio Holdings Corp.*	53	1,009
LMI Aerospace, Inc.*	58	1,008
FuelCell Energy, Inc.*	995	1,005
Casella Waste Systems, Inc. — Class A*	171	1,000
Acorn Energy, Inc.	120	998
Barrett Business Services, Inc.	47	994
Schawk, Inc. — Class A	78	991
Flow International Corp.*	314	989
CRA International, Inc.*	67	984
Intersections, Inc.	60	951
Argan, Inc.	68	951
Proto Labs, Inc.*	33	949
Met-Pro Corp.	101	930
LSI Industries, Inc.	128	911
Pike Electric Corp.*	118	911
Hudson Global, Inc.*	218	909
Franklin Covey Co.*	88	901
Courier Corp.	67	888
EnergySolutions, Inc.*	525	887
A123 Systems, Inc.*	701	883
Vicor Corp.	127	881
Heritage-Crystal Clean, Inc.*	53	867
Hurco Companies, Inc.*	42	861
TMS International Corp. — Class A*	81	808
API Technologies Corp.*	210	773
Edgen Group, Inc. — Class A*	100	752
Hardinge, Inc.	80	728
Energy Recovery, Inc.*	289	694
Cenveo, Inc.*	355	685
Asset Acceptance Capital Corp.*	100	680
International Shipholding Corp.	35	660
Eastern Co.	40	646
VSE Corp.	27	642
Preformed Line Products Co.	11	637
Genco Shipping & Trading Ltd.*	205	625
TRC Companies, Inc.*	101	614
WageWorks, Inc.*	40	602
AT Cross Co. — Class A*	61	602
Metalico, Inc.*	268	590
NL Industries, Inc.	43	536
Willis Lease Finance Corp.*	40	493
Sypris Solutions, Inc.	70	488
Universal Truckload Services, Inc.	32	484
Hill International, Inc.*	150	480
Coleman Cable, Inc.	55	478
SIFCO Industries, Inc.	20	460
CPI Aerostructures, Inc.*	40	440

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Industrials - 10.4% (continued)
CECO Environmental Corp.	50	$395
PGT, Inc.*	130	394
Patrick Industries, Inc.*	30	383
BlueLinx Holdings, Inc.*	160	376
Enphase Energy, Inc.*	50	311
Omega Flex, Inc.*	16	191
Compx International, Inc.	7	88
Total Industrials		1,129,889
Consumer Discretionary - 9.7%
Sotheby's	450	15,012
Coinstar, Inc.*	209	14,350
Six Flags Entertainment Corp.	261	14,140
Rent-A-Center, Inc. — Class A	396	13,361
Brunswick Corp.	588	13,065
Life Time Fitness, Inc.*	280	13,023
Pool Corp.	312	12,624
Wolverine World Wide, Inc.	320	12,410
Dana Holding Corp.	968	12,399
Domino's Pizza, Inc.	381	11,777
Vail Resorts, Inc.	235	11,769
Cabela's, Inc.*	311	11,759
Warnaco Group, Inc.*	266	11,325
Cheesecake Factory, Inc.*	353	11,282
Buffalo Wild Wings, Inc.*	126	10,917
Vitamin Shoppe, Inc.*	196	10,766
Tenneco, Inc.*	397	10,648
Express, Inc.*	585	10,628
Pier 1 Imports, Inc.	643	10,565
HSN, Inc.	249	10,047
Hibbett Sports, Inc.*	174	10,042
Crocs, Inc.*	595	9,609
Men's Wearhouse, Inc.	340	9,567
Aeropostale, Inc.*	531	9,468
Genesco, Inc.*	157	9,444
Collective Brands, Inc.*	400	8,568
Strayer Education, Inc.	78	8,504
Live Nation Entertainment, Inc.*	920	8,446
MDC Holdings, Inc.	253	8,266
Steven Madden Ltd.*	259	8,223
Lions Gate Entertainment Corp.*	555	8,181
Jack in the Box, Inc.*	293	8,169
Iconix Brand Group, Inc.*	466	8,141
ANN, Inc.*	318	8,106
Children's Place Retail Stores, Inc.*	160	7,973
Jos. A. Bank Clothiers, Inc.*	187	7,940
Cracker Barrel Old Country Store, Inc.	126	7,913
Gaylord Entertainment Co.*	204	7,867
Select Comfort Corp.*	375	7,845
Bob Evans Farms, Inc.	192	7,718
Fifth & Pacific Companies, Inc.*	719	7,715
Saks, Inc.*	722	7,689
Texas Roadhouse, Inc. — Class A	409	7,538
Meredith Corp.	234	7,473
Ryland Group, Inc.	290	7,418
Buckle, Inc.	187	7,400
Cooper Tire & Rubber Co.	410	7,191
WMS Industries, Inc.*	360	7,182
P.F. Chang's China Bistro, Inc.	139	7,154
Helen of Troy Ltd.*	210	7,117
Shutterfly, Inc.*	231	7,090
Finish Line, Inc. — Class A	334	6,984
New York Times Co. — Class A*	892	6,957
Group 1 Automotive, Inc.	151	6,887
Monro Muffler Brake, Inc.	207	6,881
Regis Corp.	382	6,861
Hillenbrand, Inc.	363	6,672
Francesca's Holdings Corp.*	232	6,266
Meritage Homes Corp.*	184	6,245
Lumber Liquidators Holdings, Inc.*	181	6,116
Valassis Communications, Inc.*	281	6,112
Matthews International Corp. — Class A	185	6,011
Arbitron, Inc.	171	5,985
BJ's Restaurants, Inc.*	157	5,966
Penske Automotive Group, Inc.	279	5,926
Papa John's International, Inc.*	118	5,613
Zumiez, Inc.*	141	5,584
National CineMedia, Inc.	368	5,583
Marriott Vacations Worldwide Corp.*	180	5,576
Cato Corp. — Class A	180	5,483
Peet's Coffee & Tea, Inc.*	91	5,464
Grand Canyon Education, Inc.*	259	5,423
Orient-Express Hotels Ltd. — Class A*	639	5,348
Jones Group, Inc.	538	5,143
Sturm Ruger & Company, Inc.	126	5,059
Skechers U.S.A., Inc. — Class A*	248	5,052
KB Home	507	4,969
Shuffle Master, Inc.*	360	4,968
Churchill Downs, Inc.	84	4,938
True Religion Apparel, Inc.	170	4,927
Interval Leisure Group, Inc.	255	4,848
International Speedway Corp. — Class A	182	4,765
Scholastic Corp.	168	4,731
Ascent Capital Group, Inc. — Class A*	91	4,709
Steiner Leisure Ltd.*	100	4,641
American Axle & Manufacturing Holdings, Inc.*	439	4,605
CEC Entertainment, Inc.	123	4,474
DineEquity, Inc.*	100	4,464
Standard Pacific Corp.*	718	4,444
Columbia Sportswear Co.	81	4,343
Asbury Automotive Group, Inc.*	183	4,335
Oxford Industries, Inc.	95	4,247
K12, Inc.*	179	4,171
Dorman Products, Inc.*	166	4,165
La-Z-Boy, Inc.*	336	4,130
Knology, Inc.*	208	4,091
Office Depot, Inc.*	1,871	4,041
Pinnacle Entertainment, Inc.*	416	4,002
Sonic Corp.*	399	3,998

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Consumer Discretionary - 9.7% (continued)
Belo Corp. — Class A	618	$3,979
iRobot Corp.*	179	3,965
Ameristar Casinos, Inc.	222	3,945
American Public Education, Inc.*	121	3,872
Fred's, Inc. — Class A	246	3,761
AFC Enterprises, Inc.*	160	3,702
Stage Stores, Inc.	200	3,664
Sonic Automotive, Inc. — Class A	268	3,664
Brown Shoe Company, Inc.	282	3,641
Core-Mark Holding Company, Inc.	75	3,610
Drew Industries, Inc.*	129	3,593
Stewart Enterprises, Inc. — Class A	496	3,541
Smith & Wesson Holding Corp.*	424	3,523
Pep Boys-Manny Moe & Jack	352	3,485
LeapFrog Enterprises, Inc. — Class A*	332	3,406
American Greetings Corp. — Class A	231	3,377
Meritor, Inc.*	631	3,294
Lithia Motors, Inc. — Class A	142	3,273
Scientific Games Corp. — Class A*	373	3,189
Ethan Allen Interiors, Inc.	159	3,169
Red Robin Gourmet Burgers, Inc.*	102	3,112
Biglari Holdings, Inc.*	8	3,091
Maidenform Brands, Inc.*	154	3,068
Barnes & Noble, Inc.*	186	3,062
Sinclair Broadcast Group, Inc. — Class A	336	3,044
Arctic Cat, Inc.*	82	2,998
Movado Group, Inc.	119	2,977
Capella Education Co.*	85	2,955
OfficeMax, Inc.*	566	2,864
Ruby Tuesday, Inc.*	419	2,853
Blue Nile, Inc.*	95	2,822
Caesars Entertainment Corp.*	247	2,816
Denny's Corp.*	632	2,806
Vera Bradley, Inc.*	132	2,783
JAKKS Pacific, Inc.	171	2,738
Hot Topic, Inc.	282	2,733
Cost Plus, Inc.*	123	2,706
Harte-Hanks, Inc.	295	2,696
Boyd Gaming Corp.*	363	2,614
rue21, Inc.*	103	2,600
Multimedia Games Holding Company, Inc.*	183	2,562
G-III Apparel Group Ltd.*	108	2,559
Callaway Golf Co.	425	2,512
RadioShack Corp.	650	2,496
Krispy Kreme Doughnuts, Inc.*	389	2,486
Bridgepoint Education, Inc.*	114	2,485
Superior Industries International, Inc.	151	2,472
Tumi Holdings, Inc.*	140	2,450
Blyth, Inc.	68	2,350
Career Education Corp.*	340	2,275
Bravo Brio Restaurant Group, Inc.*	127	2,264
Amerigon, Inc.*	194	2,229
Digital Generation, Inc.*	180	2,227
M/I Homes, Inc.*	127	2,200
Mattress Firm Holding Corp.*	72	2,182
Modine Manufacturing Co.*	312	2,162
NutriSystem, Inc.	186	2,150
Beazer Homes USA, Inc.*	661	2,148
Libbey, Inc.*	137	2,106
Cavco Industries, Inc.*	41	2,102
Town Sports International Holdings, Inc.*	155	2,060
America's Car-Mart, Inc.*	53	2,059
National Presto Industries, Inc.	29	2,023
Quiksilver, Inc.*	863	2,011
Winnebago Industries, Inc.*	197	2,007
Destination Maternity Corp.	92	1,987
Shoe Carnival, Inc.	90	1,934
MDC Partners, Inc. — Class A	169	1,916
Universal Technical Institute, Inc.	141	1,905
Hovnanian Enterprises, Inc. — Class A*	653	1,894
Wet Seal, Inc. — Class A*	597	1,887
EW Scripps Co. — Class A*	196	1,884
Standard Motor Products, Inc.	128	1,802
Marcus Corp.	129	1,775
Carmike Cinemas, Inc.*	120	1,758
Caribou Coffee Company, Inc.*	136	1,756
Exide Technologies*	515	1,730
Fisher Communications, Inc.*	57	1,705
Fuel Systems Solutions, Inc.*	97	1,619
PetMed Express, Inc.	132	1,605
Citi Trends, Inc.*	103	1,590
Perry Ellis International, Inc.*	75	1,556
Conn's, Inc.*	105	1,554
Ruth's Hospitality Group, Inc.*	231	1,525
Skullcandy, Inc.*	107	1,514
Corinthian Colleges, Inc.*	514	1,485
Haverty Furniture Companies, Inc.	131	1,463
Stein Mart, Inc.*	183	1,455
Journal Communications, Inc. — Class A*	279	1,440
bebe stores, Inc.	243	1,426
Rentrak Corp.*	67	1,384
World Wrestling Entertainment, Inc. — Class A	176	1,376
Fiesta Restaurant Group, Inc.*	103	1,363
Black Diamond, Inc.*	142	1,342
CSS Industries, Inc.	65	1,336
Federal-Mogul Corp.*	120	1,320
Speedway Motorsports, Inc.	77	1,302
Stoneridge, Inc.*	188	1,280
MarineMax, Inc.*	134	1,274
Universal Electronics, Inc.*	96	1,264
Education Management Corp.*	180	1,251
Central European Media Enterprises Ltd. — Class A*	245	1,245
Steinway Musical Instruments, Inc.*	50	1,225
Tuesday Morning Corp.*	275	1,180
West Marine, Inc.*	100	1,175
hhgregg, Inc.*	103	1,165
Talbots, Inc.*	461	1,162

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Consumer Discretionary - 9.7% (continued)
VOXX International Corp. — Class A*	124	$1,156
Spartan Motors, Inc.	220	1,153
Cumulus Media, Inc. — Class A*	374	1,126
Benihana, Inc. — Class A	69	1,112
Mac-Gray Corp.	78	1,099
Kirkland's, Inc.*	95	1,069
Unifi, Inc.*	91	1,031
Casual Male Retail Group, Inc.*	281	1,020
Weyco Group, Inc.	44	1,020
Gordmans Stores, Inc.*	60	990
Body Central Corp.*	108	972
Entercom Communications Corp. — Class A*	160	963
Tilly's, Inc. — Class A*	60	963
Lincoln Educational Services Corp.	146	949
Luby's, Inc.*	136	911
Vitacost.com, Inc.*	150	885
Jamba, Inc.*	440	862
Kenneth Cole Productions, Inc. — Class A*	57	858
Daily Journal Corp.*	10	858
Isle of Capri Casinos, Inc.*	137	845
Global Sources Ltd.*	128	845
McClatchy Co. — Class A*	382	840
Carriage Services, Inc. — Class A	100	832
Hooker Furniture Corp.	70	825
Big 5 Sporting Goods Corp.	109	824
Systemax, Inc.*	69	816
Lifetime Brands, Inc.	64	798
Red Lion Hotels Corp.*	91	787
Teavana Holdings, Inc.*	58	785
Saga Communications, Inc. — Class A*	21	779
Cherokee, Inc.	55	766
Winmark Corp.	13	761
RG Barry Corp.	56	761
ReachLocal, Inc.*	67	737
Ignite Restaurant Group, Inc.*	40	724
REX American Resources Corp.*	37	722
Bassett Furniture Industries, Inc.	70	722
Johnson Outdoors, Inc. — Class A*	35	721
MTR Gaming Group, Inc.*	150	713
Outdoor Channel Holdings, Inc.	96	702
Morgans Hotel Group Co.*	148	696
Einstein Noah Restaurant Group, Inc.	38	667
New York & Company, Inc.*	182	633
Bon-Ton Stores, Inc.	81	633
Martha Stewart Living Omnimedia — Class A	184	626
Culp, Inc.	60	615
Carrols Restaurant Group, Inc.*	103	612
Sealy Corp.*	327	605
Reading International, Inc. — Class A*	110	595
Flexsteel Industries, Inc.	30	593
LIN TV Corp. — Class A*	196	592
Nathan's Famous, Inc.*	20	590
1-800-Flowers.com, Inc. — Class A*	169	590
Delta Apparel, Inc.*	43	587
Collectors Universe	40	587
Geeknet, Inc.*	29	575
Frisch's Restaurants, Inc.	20	567
Orbitz Worldwide, Inc.*	154	562
K-Swiss, Inc. — Class A*	176	542
Overstock.com, Inc.*	77	532
Monarch Casino & Resort, Inc.*	57	521
Nexstar Broadcasting Group, Inc. — Class A*	77	519
Shiloh Industries, Inc.	43	495
Premier Exhibitions, Inc.*	170	459
Bluegreen Corp.*	90	446
CafePress, Inc.*	30	446
Digital Domain Media Group, Inc.*	70	438
US Auto Parts Network, Inc.*	101	422
Marine Products Corp.	68	413
Entravision Communications Corp. — Class A	336	407
Crown Media Holdings, Inc. — Class A*	231	404
Tower International, Inc.*	38	399
Salem Communications Corp. — Class A	70	383
National American University Holdings, Inc.	67	288
Perfumania Holdings, Inc.*	30	249
Beasley Broadcasting Group, Inc. — Class A*	30	177
Orchard Supply Hardware Stores Corp. — Class A*	10	166
Value Line, Inc.	8	95
Dial Global, Inc.*	28	93
Total Consumer Discretionary		1,048,525
Health Care - 9.4%
Pharmacyclics, Inc.*	356	19,440
Cepheid, Inc.*	427	19,107
athenahealth, Inc.*	240	19,000
Vivus, Inc.*	660	18,837
Questcor Pharmaceuticals, Inc.*	353	18,794
HMS Holdings Corp.*	563	18,754
Seattle Genetics, Inc.*	625	15,868
Cubist Pharmaceuticals, Inc.*	415	15,732
Align Technology, Inc.*	470	15,727
WellCare Health Plans, Inc.*	288	15,265
HealthSouth Corp.*	631	14,678
Alkermes plc*	803	13,626
Arena Pharmaceuticals, Inc.*	1,297	12,944
Medicis Pharmaceutical Corp. — Class A	378	12,909
Owens & Minor, Inc.	416	12,741
Jazz Pharmaceuticals plc*	276	12,423
Haemonetics Corp.*	167	12,377
STERIS Corp.	380	11,920

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Health Care - 9.4% (continued)
West Pharmaceutical Services, Inc.	220	$11,109
PAREXEL International Corp.*	392	11,065
ViroPharma, Inc.*	456	10,807
Centene Corp.*	340	10,254
Volcano Corp.*	347	9,941
Impax Laboratories, Inc.*	438	8,878
Theravance, Inc.*	399	8,866
Auxilium Pharmaceuticals, Inc.*	322	8,659
Air Methods Corp.*	88	8,646
MWI Veterinary Supply, Inc.*	84	8,633
Par Pharmaceutical Companies, Inc.*	238	8,601
HeartWare International, Inc.*	96	8,524
Immunogen, Inc.*	505	8,474
Medicines Co.*	359	8,235
Magellan Health Services, Inc.*	180	8,159
Cyberonics, Inc.*	181	8,133
Isis Pharmaceuticals, Inc.*	659	7,908
Chemed Corp.	126	7,615
Dendreon Corp.*	1,010	7,474
Masimo Corp.*	328	7,340
Quality Systems, Inc.	264	7,263
NuVasive, Inc.*	285	7,227
Neogen Corp.*	156	7,207
PSS World Medical, Inc.*	330	6,927
Luminex Corp.*	279	6,832
Ironwood Pharmaceuticals, Inc. — Class A*	495	6,821
Insulet Corp.*	313	6,689
Acorda Therapeutics, Inc.*	266	6,267
Amsurg Corp. — Class A*	207	6,206
MAKO Surgical Corp.*	240	6,146
Spectrum Pharmaceuticals, Inc.*	395	6,146
PDL BioPharma, Inc.	924	6,126
Nektar Therapeutics*	753	6,077
Akorn, Inc.*	375	5,914
DexCom, Inc.*	452	5,858
Hanger, Inc.*	227	5,820
Endologix, Inc.*	366	5,651
Meridian Bioscience, Inc.	274	5,606
Wright Medical Group, Inc.*	260	5,551
NxStage Medical, Inc.*	326	5,464
Exelixis, Inc.*	975	5,392
ArthroCare Corp.*	182	5,329
Abaxis, Inc.*	143	5,291
Halozyme Therapeutics, Inc.*	595	5,272
MedAssets, Inc.*	388	5,219
InterMune, Inc.*	429	5,127
Orthofix International N.V.*	123	5,074
CONMED Corp.	183	5,064
Idenix Pharmaceuticals, Inc.*	490	5,047
ABIOMED, Inc.*	218	4,975
Analogic Corp.	80	4,960
Dynavax Technologies Corp.*	1,141	4,929
NPS Pharmaceuticals, Inc.*	570	4,908
Medidata Solutions, Inc.*	150	4,901
IPC The Hospitalist Company, Inc.*	107	4,849
Optimer Pharmaceuticals, Inc.*	310	4,811
Integra LifeSciences Holdings Corp.*	126	4,685
Molina Healthcare, Inc.*	199	4,669
Computer Programs & Systems, Inc.	78	4,463
Team Health Holdings, Inc.*	183	4,408
Rigel Pharmaceuticals, Inc.*	466	4,334
Bio-Reference Labs, Inc.*	161	4,231
ICU Medical, Inc.*	79	4,217
Momenta Pharmaceuticals, Inc.*	309	4,178
Accretive Health, Inc.*	373	4,088
Exact Sciences Corp.*	378	4,052
Conceptus, Inc.*	202	4,004
Cantel Medical Corp.	143	3,897
Merit Medical Systems, Inc.*	278	3,839
Alnylam Pharmaceuticals, Inc.*	305	3,559
Landauer, Inc.	62	3,554
Greatbatch, Inc.*	156	3,543
OraSure Technologies, Inc.*	314	3,529
Genomic Health, Inc.*	105	3,507
AVANIR Pharmaceuticals, Inc. — Class A*	894	3,504
Emeritus Corp.*	205	3,450
Neurocrine Biosciences, Inc.*	435	3,441
Kindred Healthcare, Inc.*	349	3,431
MModal, Inc.*	261	3,388
HealthStream, Inc.*	130	3,380
Omnicell, Inc.*	224	3,279
Ensign Group, Inc.	115	3,251
Opko Health, Inc.*	702	3,229
Invacare Corp.	209	3,225
Accuray, Inc.*	465	3,181
National Healthcare Corp.	69	3,121
Sequenom, Inc.*	757	3,073
AVEO Pharmaceuticals, Inc.*	252	3,064
Affymax, Inc.*	235	3,027
Lexicon Pharmaceuticals, Inc.*	1,310	2,948
Quidel Corp.*	181	2,838
Sunrise Senior Living, Inc.*	387	2,821
Curis, Inc.*	522	2,819
Metropolitan Health Networks, Inc.*	290	2,775
SciClone Pharmaceuticals, Inc.*	376	2,636
Acadia Healthcare Company, Inc.*	150	2,631
eResearchTechnology, Inc.*	328	2,621
ZIOPHARM Oncology, Inc.*	437	2,600
Universal American Corp.*	246	2,590
Santarus, Inc.*	364	2,581
Emergent Biosolutions, Inc.*	169	2,560
Spectranetics Corp.*	221	2,524
MAP Pharmaceuticals, Inc.*	168	2,517
ExamWorks Group, Inc.*	188	2,487
Amedisys, Inc.*	196	2,440
Synageva BioPharma Corp.*	60	2,434
Hi-Tech Pharmacal Company, Inc.*	74	2,398
Navidea Biopharmaceuticals, Inc.*	630	2,344
Select Medical Holdings Corp.*	230	2,325
Triple-S Management Corp. — Class B*	127	2,322

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Health Care - 9.4% (continued)
Arqule, Inc.*	387	$2,295
Natus Medical, Inc.*	197	2,289
Tornier N.V.*	102	2,287
Threshold Pharmaceuticals, Inc.*	300	2,220
Orexigen Therapeutics, Inc.*	400	2,216
Affymetrix, Inc.*	468	2,195
Antares Pharma, Inc.*	596	2,169
Achillion Pharmaceuticals, Inc.*	348	2,158
PharMerica Corp.*	197	2,151
AMAG Pharmaceuticals, Inc.*	139	2,141
Aegerion Pharmaceuticals, Inc.*	144	2,137
BioScrip, Inc.*	285	2,118
Fluidigm Corp.*	139	2,091
Depomed, Inc.*	367	2,088
Symmetry Medical, Inc.*	239	2,051
Atrion Corp.	10	2,050
Array BioPharma, Inc.*	582	2,020
Celldex Therapeutics, Inc.*	389	2,019
Capital Senior Living Corp.*	188	1,993
Pacira Pharmaceuticals, Inc.*	124	1,989
Corvel Corp.*	40	1,960
US Physical Therapy, Inc.	77	1,958
Clovis Oncology, Inc.*	90	1,951
AngioDynamics, Inc.*	161	1,934
Ligand Pharmaceuticals, Inc. — Class B*	114	1,931
Sangamo Biosciences, Inc.*	349	1,926
Progenics Pharmaceuticals, Inc.*	196	1,917
Enzon Pharmaceuticals, Inc.*	277	1,903
Vanguard Health Systems, Inc.*	214	1,902
Obagi Medical Products, Inc.*	123	1,878
Cambrex Corp.*	199	1,873
Staar Surgical Co.*	237	1,841
Raptor Pharmaceutical Corp.*	326	1,822
Vical, Inc.*	499	1,796
LHC Group, Inc.*	105	1,781
Assisted Living Concepts, Inc. — Class A	125	1,778
Oncothyreon, Inc.*	376	1,760
Healthways, Inc.*	220	1,756
Infinity Pharmaceuticals, Inc.*	129	1,749
SurModics, Inc.*	101	1,747
MannKind Corp.*	741	1,697
Unilife Corp.*	488	1,649
Endocyte, Inc.*	195	1,603
AMN Healthcare Services, Inc.*	270	1,601
Immunomedics, Inc.*	432	1,542
Omeros Corp.*	150	1,500
Geron Corp.*	869	1,495
XenoPort, Inc.*	238	1,438
Sun Healthcare Group, Inc.*	171	1,431
Cadence Pharmaceuticals, Inc.*	397	1,417
RTI Biologics, Inc.*	370	1,391
Dyax Corp.*	652	1,389
Gentiva Health Services, Inc.*	196	1,358
XOMA Corp.*	450	1,350
Vascular Solutions, Inc.*	107	1,344
Synta Pharmaceuticals Corp.*	244	1,335
Cynosure, Inc. — Class A*	63	1,332
Medtox Scientific, Inc.*	49	1,321
BioCryst Pharmaceuticals, Inc.*	328	1,305
OncoGenex Pharmaceutical, Inc.*	96	1,290
Corcept Therapeutics, Inc.*	287	1,289
Synergy Pharmaceuticals, Inc.*	270	1,283
NewLink Genetics Corp.*	85	1,273
Astex Pharmaceuticals*	609	1,273
Rockwell Medical Technologies, Inc.*	134	1,248
Young Innovations, Inc.	36	1,242
Cerus Corp.*	363	1,205
Solta Medical, Inc.*	409	1,198
Novavax, Inc.*	765	1,193
Sagent Pharmaceuticals, Inc.*	66	1,193
IRIS International, Inc.*	105	1,187
Osiris Therapeutics, Inc.*	108	1,185
Providence Service Corp.*	86	1,179
Pain Therapeutics, Inc.*	247	1,158
Almost Family, Inc.*	50	1,117
Merge Healthcare, Inc.*	388	1,110
Amicus Therapeutics, Inc.*	201	1,106
Palomar Medical Technologies, Inc.*	130	1,105
PhotoMedex, Inc.*	90	1,094
Pozen, Inc.*	175	1,092
Anika Therapeutics, Inc.*	80	1,087
Maxygen, Inc.*	182	1,085
Vocera Communications, Inc.*	40	1,072
Cardiovascular Systems, Inc.*	109	1,067
Furiex Pharmaceuticals, Inc.*	48	1,006
Cytori Therapeutics, Inc.*	364	983
Horizon Pharma, Inc.*	137	977
ImmunoCellular Therapeutics Ltd.*	260	975
AtriCure, Inc.*	101	971
Epocrates, Inc.*	119	954
Trius Therapeutics, Inc.*	165	950
Exactech, Inc.*	56	939
CryoLife, Inc.*	179	936
Allos Therapeutics, Inc.*	523	936
Biotime, Inc.*	203	934
Repros Therapeutics, Inc.*	100	908
Five Star Quality Care, Inc.*	284	872
Repligen Corp.*	200	860
Keryx Biopharmaceuticals, Inc.*	470	846
National Research Corp.	16	838
Integramed America, Inc.*	60	831
Hansen Medical, Inc.*	357	810
Vanda Pharmaceuticals, Inc.*	183	805
Skilled Healthcare Group, Inc. — Class A*	126	791
Agenus, Inc.*	150	786
Greenway Medical Technologies*	48	783
Targacept, Inc.*	179	770
Dusa Pharmaceuticals, Inc.*	147	767
Cross Country Healthcare, Inc.*	175	765
Rochester Medical Corp.*	70	753
Merrimack Pharmaceuticals, Inc.*	100	728

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Health Care - 9.4% (continued)
Ampio Pharmaceuticals, Inc.*	141	$716
Chindex International, Inc.*	72	706
Discovery Laboratories, Inc.*	290	673
SIGA Technologies, Inc.*	234	672
Utah Medical Products, Inc.	20	671
Alphatec Holdings, Inc.*	357	657
Codexis, Inc.*	169	632
GTx, Inc.*	178	628
BioDelivery Sciences International, Inc.*	140	627
Harvard Bioscience, Inc.*	166	626
Biospecifics Technologies Corp.*	33	620
Zeltiq Aesthetics, Inc.*	109	610
Zogenix, Inc.*	241	598
Anacor Pharmaceuticals, Inc.*	92	597
EnteroMedics, Inc.*	170	587
PDI, Inc.*	70	577
Derma Sciences, Inc.*	60	571
Pacific Biosciences of California, Inc.*	248	538
Transcept Pharmaceuticals, Inc.*	85	527
ChemoCentryx, Inc.*	35	525
Cumberland Pharmaceuticals, Inc.*	80	517
BG Medicine, Inc.*	74	517
Sunesis Pharmaceuticals, Inc.*	177	508
Sucampo Pharmaceuticals, Inc. — Class A*	71	499
Coronado Biosciences, Inc.*	90	455
Lannett Company, Inc.*	105	445
Verastem, Inc.*	42	428
Pernix Therapeutics Holdings*	56	408
Cornerstone Therapeutics, Inc.*	59	373
Ventrus Biosciences, Inc.*	80	342
Mediware Information Systems*	20	292
Cempra, Inc.*	28	262
Acura Pharmaceuticals, Inc.*	77	242
Supernus Pharmaceuticals, Inc.*	20	187
Biolase, Inc.*	1	2
Total Health Care		1,018,399
Energy - 4.2%
Dril-Quip, Inc.*	264	17,315
Energy XXI Bermuda Ltd.	522	16,332
Kodiak Oil & Gas Corp.*	1,734	14,236
Berry Petroleum Co. — Class A	345	13,683
Rosetta Resources, Inc.*	346	12,677
Oasis Petroleum, Inc.*	523	12,646
Lufkin Industries, Inc.	226	12,276
Helix Energy Solutions Group, Inc.*	696	11,421
Bristow Group, Inc.	240	9,761
Arch Coal, Inc.	1,400	9,646
Hornbeck Offshore Services, Inc.*	235	9,113
SemGroup Corp. — Class A*	273	8,717
McMoRan Exploration Co.*	669	8,476
Western Refining, Inc.	378	8,419
Stone Energy Corp.*	328	8,312
Targa Resources Corp.	187	7,985
Gulfport Energy Corp.*	368	7,592
Key Energy Services, Inc.*	992	7,539
Bill Barrett Corp.*	320	6,854
Cloud Peak Energy, Inc.*	403	6,815
Clean Energy Fuels Corp.*	435	6,743
Northern Oil and Gas, Inc.*	422	6,727
Carrizo Oil & Gas, Inc.*	261	6,136
Gulfmark Offshore, Inc. — Class A*	175	5,957
ION Geophysical Corp.*	864	5,694
Forest Oil Corp.*	770	5,644
Exterran Holdings, Inc.*	425	5,419
C&J Energy Services, Inc.*	290	5,365
Swift Energy Co.*	284	5,285
Comstock Resources, Inc.*	321	5,271
Contango Oil & Gas Co.*	89	5,269
GeoResources, Inc.*	138	5,052
PDC Energy, Inc.*	202	4,953
Approach Resources, Inc.*	190	4,853
Nordic American Tankers Ltd.	350	4,750
Ship Finance International Ltd.	300	4,689
Halcon Resources Corp.*	460	4,342
OYO Geospace Corp.*	47	4,230
Quicksilver Resources, Inc.*	770	4,173
Magnum Hunter Resources Corp.*	972	4,063
Crosstex Energy, Inc.	267	3,738
Hercules Offshore, Inc.*	1,039	3,678
TETRA Technologies, Inc.*	513	3,658
W&T Offshore, Inc.	232	3,550
Newpark Resources, Inc.*	592	3,493
Parker Drilling Co.*	771	3,477
Vaalco Energy, Inc.*	383	3,305
Pioneer Drilling Co.*	412	3,284
Rex Energy Corp.*	285	3,195
Rentech, Inc.*	1,505	3,100
Energy Partners Ltd.*	182	3,076
Solazyme, Inc.*	217	3,016
Resolute Energy Corp.*	314	3,005
Heckmann Corp.*	876	2,961
Forum Energy Technologies, Inc.*	150	2,954
CVR Energy, Inc.*	109	2,897
Gulf Island Fabrication, Inc.	91	2,567
PHI, Inc.*	91	2,531
Tesco Corp.*	203	2,436
Goodrich Petroleum Corp.*	174	2,412
Penn Virginia Corp.	301	2,209
Basic Energy Services, Inc.*	207	2,136
FX Energy, Inc.*	352	2,094
Harvest Natural Resources, Inc.*	242	2,069
Endeavour International Corp.*	246	2,066
Delek US Holdings, Inc.	115	2,023
Venoco, Inc.*	193	1,932
Matrix Service Co.*	169	1,918
Teekay Tankers Ltd. — Class A	415	1,892
Vantage Drilling Co.*	1,258	1,887
Clayton Williams Energy, Inc.*	39	1,887
Petroquest Energy, Inc.*	376	1,880
Cal Dive International, Inc.*	636	1,844
Overseas Shipholding Group, Inc.	162	1,800
BPZ Resources, Inc.*	689	1,743
Abraxas Petroleum Corp.*	541	1,726
Sanchez Energy Corp.*	80	1,664

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Energy - 4.2% (continued)
Willbros Group, Inc.*	253	$1,634
Triangle Petroleum Corp.*	292	1,629
GasLog Ltd.*	160	1,624
Scorpio Tankers, Inc.*	252	1,610
KiOR, Inc. — Class A*	174	1,557
Midstates Petroleum Company, Inc.*	160	1,554
Frontline Ltd.	336	1,532
Panhandle Oil and Gas, Inc. — Class A	46	1,386
Mitcham Industries, Inc.*	80	1,358
RigNet, Inc.*	77	1,339
Knightsbridge Tankers Ltd.	164	1,335
Uranium Energy Corp.*	562	1,287
Dawson Geophysical Co.*	51	1,215
Natural Gas Services Group, Inc.*	81	1,200
Warren Resources, Inc.*	474	1,138
Callon Petroleum Co.*	259	1,103
Apco Oil and Gas International, Inc.	60	1,083
Bonanza Creek Energy, Inc.*	65	1,081
Green Plains Renewable Energy, Inc.*	164	1,023
Matador Resources Co.*	93	999
ATP Oil & Gas Corp.*	293	990
TGC Industries, Inc.*	100	971
Miller Energy Resources, Inc.*	193	965
Evolution Petroleum Corp.*	110	917
Amyris, Inc.*	204	904
Bolt Technology Corp.	60	901
Global Geophysical Services, Inc.*	132	808
Synergy Resources Corp.*	260	801
Isramco, Inc.*	7	770
Gastar Exploration Ltd.*	391	755
Patriot Coal Corp.*	608	742
CREDO Petroleum Corp.*	50	724
ZaZa Energy Corp.*	160	723
Gevo, Inc.*	142	706
Saratoga Resources, Inc.*	120	706
Crimson Exploration, Inc.*	140	643
Uranerz Energy Corp.*	432	626
Westmoreland Coal Co.*	76	612
Voyager Oil & Gas, Inc.*	313	551
Alon USA Energy, Inc.	64	541
Forbes Energy Services Ltd.*	100	470
Adams Resources & Energy, Inc.	10	419
Union Drilling, Inc.*	91	408
Hallador Energy Co.	45	382
Renewable Energy Group, Inc.*	47	349
Ceres, Inc.*	35	317
Total Energy		453,921
Materials - 3.3%
Sensient Technologies Corp.	328	12,048
Eagle Materials, Inc.	303	11,315
Olin Corp.	530	11,072
Coeur d'Alene Mines Corp.*	588	10,325
HB Fuller Co.	327	10,039
Louisiana-Pacific Corp.*	907	9,868
Chemtura Corp.*	646	9,367
Hecla Mining Co.	1,877	8,916
PolyOne Corp.	589	8,058
Innophos Holdings, Inc.	142	8,017
Minerals Technologies, Inc.	117	7,462
Buckeye Technologies, Inc.	256	7,294
Worthington Industries, Inc.	343	7,021
Schweitzer-Mauduit International, Inc.	103	7,018
SunCoke Energy, Inc.*	460	6,739
Stillwater Mining Co.*	763	6,516
Kaiser Aluminum Corp.	123	6,376
Balchem Corp.	189	6,163
Resolute Forest Products*	530	6,137
Graphic Packaging Holding Co.*	1,105	6,078
Georgia Gulf Corp.	223	5,724
Texas Industries, Inc.	144	5,617
Globe Specialty Metals, Inc.	404	5,426
Calgon Carbon Corp.*	377	5,361
Clearwater Paper Corp.*	153	5,220
Gold Resource Corp.	193	5,016
American Vanguard Corp.	186	4,946
Stepan Co.	51	4,803
Schnitzer Steel Industries, Inc. — Class A	170	4,763
PH Glatfelter Co.	281	4,600
AMCOL International Corp.	162	4,586
Kraton Performance Polymers, Inc.*	209	4,579
RTI International Metals, Inc.*	202	4,571
Koppers Holdings, Inc.	134	4,556
Innospec, Inc.*	152	4,501
Deltic Timber Corp.	72	4,391
Boise, Inc.	666	4,382
AK Steel Holding Corp.	730	4,285
KapStone Paper and Packaging Corp.*	267	4,232
OM Group, Inc.*	218	4,142
Haynes International, Inc.	81	4,126
LSB Industries, Inc.*	128	3,956
McEwen Mining, Inc.*	1,296	3,900
A. Schulman, Inc.	194	3,851
Myers Industries, Inc.	221	3,792
Quaker Chemical Corp.	81	3,743
TPC Group, Inc.*	85	3,141
Materion Corp.	134	3,086
Flotek Industries, Inc.*	324	3,026
Neenah Paper, Inc.	108	2,883
Horsehead Holding Corp.*	289	2,878
Wausau Paper Corp.	290	2,822
Ferro Corp.*	567	2,722
Century Aluminum Co.*	338	2,478
Tredegar Corp.	156	2,271
Omnova Solutions, Inc.*	301	2,270
Hawkins, Inc.	59	2,253
Headwaters, Inc.*	402	2,070
Paramount Gold and Silver Corp.*	855	2,052
Zep, Inc.	146	2,005

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Materials - 3.3% (continued)
Golden Star Resources Ltd.*	1,707	$1,980
Universal Stainless & Alloy*	45	1,850
Zagg, Inc.*	164	1,789
Noranda Aluminum Holding Corp.	223	1,775
Zoltek Companies, Inc.*	179	1,616
ADA-ES, Inc.*	60	1,522
Landec Corp.*	168	1,438
US Antimony Corp.*	350	1,414
General Moly, Inc.*	441	1,385
FutureFuel Corp.	131	1,377
Arabian American Development Co.*	130	1,260
Gold Reserve, Inc. — Class A*	340	1,187
Metals USA Holdings Corp.*	74	1,177
AEP Industries, Inc.*	27	1,176
AM Castle & Co.*	108	1,147
Vista Gold Corp.*	382	1,112
Spartech Corp.*	206	1,065
Midway Gold Corp.*	751	1,044
KMG Chemicals, Inc.	52	1,003
Olympic Steel, Inc.	59	969
US Silica Holdings, Inc.*	77	867
Golden Minerals Co.*	185	834
UFP Technologies, Inc.*	40	676
Revett Minerals, Inc.*	169	556
Chase Corp.	42	554
GSE Holding, Inc.*	51	539
United States Lime & Minerals, Inc.*	11	513
Handy & Harman Ltd.*	35	472
Total Materials		353,152
Consumer Staples - 2.6%
United Natural Foods, Inc.*	319	17,500
Casey's General Stores, Inc.	255	15,043
TreeHouse Foods, Inc.*	238	14,826
Hain Celestial Group, Inc.*	247	13,595
Darling International, Inc.*	778	12,829
Harris Teeter Supermarkets, Inc.	288	11,805
Lancaster Colony Corp.	121	8,616
B&G Foods, Inc. — Class A	317	8,432
PriceSmart, Inc.	119	8,034
Snyders-Lance, Inc.	290	7,317
SUPERVALU, Inc.	1,400	7,252
Universal Corp.	150	6,950
Sanderson Farms, Inc.	147	6,736
Elizabeth Arden, Inc.*	163	6,326
Boston Beer Company, Inc. — Class A*	51	6,171
Rite Aid Corp.*	4,335	6,069
Fresh Del Monte Produce, Inc.	256	6,008
J&J Snack Foods Corp.	101	5,969
Vector Group Ltd.	350	5,957
Post Holdings, Inc.*	180	5,535
WD-40 Co.	105	5,230
Prestige Brands Holdings, Inc.*	329	5,201
Andersons, Inc.	119	5,077
Spectrum Brands Holdings, Inc.*	148	4,820
Star Scientific, Inc.*	958	4,368
Tootsie Roll Industries, Inc.	154	3,674
Smart Balance, Inc.*	387	3,634
Cal-Maine Foods, Inc.	92	3,597
Weis Markets, Inc.	71	3,161
Pilgrim's Pride Corp.*	396	2,831
Susser Holdings Corp.*	75	2,788
Central Garden and Pet Co. — Class A*	254	2,766
Diamond Foods, Inc.	145	2,587
Spartan Stores, Inc.	142	2,574
Pantry, Inc.*	154	2,264
Harbinger Group, Inc.*	274	2,134
Calavo Growers, Inc.	82	2,098
Dole Food Company, Inc.*	236	2,072
Coca-Cola Bottling Company Consolidated	31	1,992
Alliance One International, Inc.*	570	1,972
Inter Parfums, Inc.	111	1,917
Village Super Market, Inc. — Class A	58	1,890
Medifast, Inc.*	90	1,771
Nash Finch Co.	79	1,697
Schiff Nutrition International, Inc.*	90	1,616
Seneca Foods Corp. — Class A*	59	1,587
USANA Health Sciences, Inc.*	38	1,563
Chiquita Brands International, Inc.*	301	1,505
Ingles Markets, Inc. — Class A	83	1,330
Roundy's, Inc.	128	1,307
Chefs' Warehouse, Inc.*	71	1,282
Annie's, Inc.*	30	1,256
Central European Distribution Corp.*	433	1,238
Nature's Sunshine Products, Inc.	78	1,178
National Beverage Corp.*	73	1,091
Revlon, Inc. — Class A*	73	1,039
Omega Protein Corp.*	129	949
John B Sanfilippo & Son, Inc.*	50	893
Nutraceutical International Corp.*	57	869
Limoneira Co.	50	811
Female Health Co.	129	757
Oil-Dri Corporation of America	33	723
Orchids Paper Products Co.	40	707
Synutra International, Inc.*	114	616
Alico, Inc.	20	611
Arden Group, Inc. — Class A	7	610
Inventure Foods, Inc.*	90	567
Craft Brew Alliance, Inc.*	68	556
Griffin Land & Nurseries, Inc.	18	504
Westway Group, Inc.*	80	479
Farmer Bros Co.*	45	358
Lifeway Foods, Inc.	30	311
Total Consumer Staples		279,398
Utilities - 2.6%
Cleco Corp.	402	16,815
Piedmont Natural Gas Company, Inc.	469	15,098
IDACORP, Inc.	327	13,760
WGL Holdings, Inc.	342	13,595
Portland General Electric Co.	501	13,357

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 69.9% (continued)
Utilities - 2.6% (continued)
Southwest Gas Corp.	302	$13,182
UIL Holdings Corp.	334	11,977
New Jersey Resources Corp.	274	11,949
ALLETE, Inc.	255	10,659
Avista Corp.	389	10,386
South Jersey Industries, Inc.	203	10,347
UNS Energy Corp.	269	10,332
PNM Resources, Inc.	525	10,259
Atlantic Power Corp.	744	9,531
Black Hills Corp.	293	9,426
NorthWestern Corp.	243	8,918
El Paso Electric Co.	263	8,721
GenOn Energy, Inc.*	5,080	8,687
Northwest Natural Gas Co.	174	8,282
MGE Energy, Inc.	150	7,095
CH Energy Group, Inc.	97	6,372
Laclede Group, Inc.	151	6,011
Empire District Electric Co.	273	5,760
Otter Tail Corp.	242	5,535
California Water Service Group	276	5,098
American States Water Co.	128	5,066
Chesapeake Utilities Corp.	63	2,754
Unitil Corp.	94	2,491
Ormat Technologies, Inc.	114	2,438
SJW Corp.	90	2,161
Middlesex Water Co.	103	1,957
Connecticut Water Service, Inc.	57	1,652
York Water Co.	84	1,503
Delta Natural Gas Company, Inc.	50	1,087
Artesian Resources Corp. — Class A	49	1,055
Consolidated Water Company Ltd.	93	771
Genie Energy Ltd. — Class B	99	769
Cadiz, Inc.*	90	649
American DG Energy, Inc.*	160	363
Total Utilities		275,868
Telecommunication Services - 0.6%
AboveNet, Inc.*	153	12,852
Cogent Communications Group, Inc.*	305	5,871
Cincinnati Bell, Inc.*	1,300	4,836
Iridium Communications, Inc.*	330	2,957
Consolidated Communications Holdings, Inc.	194	2,871
Premiere Global Services, Inc.*	329	2,760
Neutral Tandem, Inc.*	185	2,438
Leap Wireless International, Inc.*	354	2,276
Shenandoah Telecommunications Co.	160	2,178
Vonage Holdings Corp.*	1,051	2,113
Atlantic Tele-Network, Inc.	59	1,990
General Communication, Inc. — Class A*	239	1,986
8x8, Inc.*	470	1,974
USA Mobility, Inc.	150	1,929
magicJack VocalTec Ltd.*	100	1,900
SureWest Communications	90	1,896
NTELOS Holdings Corp.	98	1,847
Hawaiian Telcom Holdco, Inc.*	70	1,366
Towerstream Corp.*	308	1,278
Primus Telecommunications Group, Inc.	80	1,246
Cbeyond, Inc.*	178	1,205
Boingo Wireless, Inc.*	100	1,162
Pendrell Corp.*	1,014	1,136
HickoryTech Corp.	92	1,022
inContact, Inc.*	201	1,007
IDT Corp. — Class B	97	952
Lumos Networks Corp.	99	936
Fairpoint Communications, Inc.*	136	836
ORBCOMM, Inc.*	238	776
Total Telecommunication Services		67,596
Total Common Stocks
(Cost $6,626,519)		7,555,762
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	23	–
Total Warrants
(Cost $–)		–
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12	40	16
Total Rights
(Cost $50)		16
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	60	1,060
Total Closed-End Funds
(Cost $1,142)		1,060

	Face Amount
REPURCHASE AGREEMENTS††,2 - 22.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$934,967	934,967
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[3]	879,045	879,045
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	398,731	398,731
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	264,019	264,019
Total Repurchase Agreements
(Cost $2,476,762)		2,476,762
Total Investments - 92.8%
(Cost $9,104,473)		$10,033,600
Other Assets & Liabilities, net - 7.2%		780,910
Total Net Assets - 100.0%		$10,814,510

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,913,280)	24	$85,698

	Units
EQUITY INDEX SWAP AGREEMENTS††,4
Barclays Bank plc July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $5,488,358)	6,873	$81,554
Credit Suisse Capital, LLC July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $1,038,087)	1,300	29,392
Goldman Sachs International July 2012 Russell 2000 Index Swap, Terminating 07/27/12 (Notional Value $244,189)	306	10,352
(Total Notional Value $6,770,634)		$121,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3%
Financials - 15.0%
LaSalle Hotel Properties	836	$24,362
Starwood Property Trust, Inc.	1,143	24,357
Highwoods Properties, Inc.	722	24,294
Omega Healthcare Investors, Inc.	1,034	23,265
Hancock Holding Co.	752	22,890
Two Harbors Investment Corp.	2,105	21,808
Invesco Mortgage Capital, Inc.	1,137	20,853
Ocwen Financial Corp.*	1,054	19,794
Alterra Capital Holdings Ltd.	845	19,731
Prosperity Bancshares, Inc.	462	19,417
Colonial Properties Trust	865	19,152
Entertainment Properties Trust	462	18,993
Susquehanna Bancshares, Inc.	1,842	18,973
RLJ Lodging Trust	1,044	18,928
Washington Real Estate Investment Trust	652	18,549
Healthcare Realty Trust, Inc.	760	18,118
FirstMerit Corp.	1,074	17,742
First American Financial Corp.	1,041	17,656
DuPont Fabros Technology, Inc.	605	17,279
American Realty Capital Trust, Inc.	1,550	16,926
DiamondRock Hospitality Co.	1,647	16,799
UMB Financial Corp.	320	16,394
CNO Financial Group, Inc.	2,080	16,224
Stifel Financial Corp.*	524	16,191
CYS Investments, Inc.	1,141	15,712
Trustmark Corp.	640	15,667
Webster Financial Corp.	708	15,335
DCT Industrial Trust, Inc.	2,428	15,296
Apollo Investment Corp.	1,986	15,253
Texas Capital Bancshares, Inc.*	374	15,106
EastGroup Properties, Inc.	281	14,977
FNB Corp.	1,370	14,892
IBERIABANK Corp.	290	14,631
RLI Corp.	212	14,459
Umpqua Holdings Corp.	1,098	14,450
Sovran Self Storage, Inc.	288	14,426
CubeSmart	1,213	14,156
Glimcher Realty Trust	1,364	13,939
Prospect Capital Corp.	1,196	13,622
BancorpSouth, Inc.	931	13,518
Platinum Underwriters Holdings Ltd.	339	12,916
Westamerica Bancorporation	273	12,883
Sunstone Hotel Investors, Inc.*	1,171	12,869
Medical Properties Trust, Inc.	1,333	12,823
Capstead Mortgage Corp.	919	12,783
United Bankshares, Inc.	491	12,707
Cash America International, Inc.	288	12,683
Cathay General Bancorp	767	12,663
Wintrust Financial Corp.	352	12,496
Potlatch Corp.	391	12,489
National Health Investors, Inc.	244	12,424
ARMOUR Residential REIT, Inc.	1,742	12,386
Primerica, Inc.	459	12,269
Pebblebrook Hotel Trust	512	11,935
PS Business Parks, Inc.	176	11,919
Sun Communities, Inc.	264	11,680
MB Financial, Inc.	541	11,653
National Penn Bancshares, Inc.	1,207	11,551
Knight Capital Group, Inc. — Class A*	964	11,510
Strategic Hotels & Resorts, Inc.*	1,776	11,473
Equity One, Inc.	534	11,321
First Cash Financial Services, Inc.*	281	11,288
Northwest Bancshares, Inc.	962	11,265
Old National Bancorp	924	11,097
First Industrial Realty Trust, Inc.*	872	11,005
EZCORP, Inc. — Class A*	467	10,956
Glacier Bancorp, Inc.	706	10,936
LTC Properties, Inc.	300	10,884
Community Bank System, Inc.	391	10,604
First Financial Bankshares, Inc.	306	10,575
Montpelier Re Holdings Ltd.	491	10,453
Education Realty Trust, Inc.	929	10,293
International Bancshares Corp.	524	10,228
CVB Financial Corp.	865	10,077
Acadia Realty Trust	431	9,991
Greenhill & Company, Inc.	280	9,982
Lexington Realty Trust	1,163	9,851
PHH Corp.*	557	9,735
Financial Engines, Inc.*	452	9,695
Redwood Trust, Inc.	771	9,622
Symetra Financial Corp.	759	9,579
Anworth Mortgage Asset Corp.	1,342	9,461
MarketAxess Holdings, Inc.	355	9,457
Selective Insurance Group, Inc.	541	9,419
First Financial Bancorp	576	9,204
Provident Financial Services, Inc.	588	9,026
Hersha Hospitality Trust — Class A	1,692	8,934
PrivateBancorp, Inc. — Class A	590	8,708
Bank of the Ozarks, Inc.	288	8,663
American Capital Mortgage Investment Corp.	356	8,501
BBCN Bancorp, Inc.*	766	8,342
Astoria Financial Corp.	850	8,330
Government Properties Income Trust	363	8,211
Pennsylvania Real Estate Investment Trust	545	8,164
First Midwest Bancorp, Inc.	739	8,114
Fifth Street Finance Corp.	812	8,104
American Assets Trust, Inc.	327	7,930
Solar Capital Ltd.	356	7,925
PennyMac Mortgage Investment Trust	401	7,912
DFC Global Corp.*	426	7,851
Park National Corp.	111	7,742
Franklin Street Properties Corp.	713	7,544
Argo Group International Holdings Ltd.	253	7,405
Columbia Banking System, Inc.	389	7,321
Tower Group, Inc.	341	7,117
World Acceptance Corp.*	108	7,106
Amtrust Financial Services, Inc.	238	7,071

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Financials - 15.0% (continued)
Greenlight Capital Re Ltd. — Class A*	278	$7,067
BlackRock Kelso Capital Corp.	723	7,056
NBT Bancorp, Inc.	326	7,038
Cousins Properties, Inc.	898	6,960
PacWest Bancorp	294	6,959
First Commonwealth Financial Corp.	1,027	6,912
Alexander's, Inc.	16	6,898
Boston Private Financial Holdings, Inc.	768	6,858
NorthStar Realty Finance Corp.	1,310	6,838
Horace Mann Educators Corp.	389	6,800
CreXus Investment Corp.	658	6,692
Infinity Property & Casualty Corp.	116	6,690
Citizens Republic Bancorp, Inc.*	390	6,681
Enstar Group Ltd.*	67	6,629
Home BancShares, Inc.	216	6,605
Investors Real Estate Trust	836	6,604
Pinnacle Financial Partners, Inc.*	337	6,575
Evercore Partners, Inc. — Class A	280	6,549
Investors Bancorp, Inc.*	434	6,549
American Equity Investment Life Holding Co.	591	6,507
Walter Investment Management Corp.	277	6,493
Western Alliance Bancorporation*	686	6,421
Oritani Financial Corp.	446	6,418
Credit Acceptance Corp.*	75	6,332
Inland Real Estate Corp.	751	6,293
Cohen & Steers, Inc.	182	6,281
Associated Estates Realty Corp.	419	6,264
Independent Bank Corp.	214	6,251
Sabra Health Care REIT, Inc.	365	6,245
Triangle Capital Corp.	272	6,196
Hudson Pacific Properties, Inc.	354	6,163
Brookline Bancorp, Inc.	687	6,080
Banco Latinoamericano de Comercio Exterior S.A.	281	6,022
Retail Opportunity Investments Corp.	498	6,006
First Potomac Realty Trust	499	5,873
FelCor Lodging Trust, Inc.*	1,223	5,748
Chemical Financial Corp.	266	5,719
PennantPark Investment Corp.	552	5,713
BGC Partners, Inc. — Class A	970	5,694
Main Street Capital Corp.	234	5,663
Ramco-Gershenson Properties Trust	449	5,644
Employers Holdings, Inc.	310	5,592
KBW, Inc.	339	5,577
Colony Financial, Inc.	321	5,553
Dynex Capital, Inc.	535	5,553
Hercules Technology Growth Capital, Inc.	483	5,477
Chesapeake Lodging Trust	314	5,407
Nelnet, Inc. — Class A	234	5,382
iStar Financial, Inc.*	828	5,341
National Financial Partners Corp.*	398	5,333
MGIC Investment Corp.*	1,851	5,331
Coresite Realty Corp.	205	5,293
SCBT Financial Corp.	150	5,288
S&T Bancorp, Inc.	285	5,264
ViewPoint Financial Group, Inc.	331	5,177
Green Dot Corp. — Class A*	230	5,088
PICO Holdings, Inc.*	226	5,065
TrustCo Bank Corp. NY	922	5,034
Sterling Financial Corp.*	263	4,968
Safety Insurance Group, Inc.	121	4,917
Navigators Group, Inc.*	98	4,905
Universal Health Realty Income Trust	117	4,859
City Holding Co.	144	4,851
Virtus Investment Partners, Inc.*	59	4,779
Kennedy-Wilson Holdings, Inc.	341	4,777
WesBanco, Inc.	224	4,762
State Bank Financial Corp.*	314	4,760
Getty Realty Corp.	248	4,749
Berkshire Hills Bancorp, Inc.	214	4,708
Community Trust Bancorp, Inc.	140	4,689
Monmouth Real Estate Investment Corp. — Class A	398	4,665
AMERISAFE, Inc.*	178	4,619
Apollo Residential Mortgage, Inc.	238	4,589
Duff & Phelps Corp. — Class A	310	4,495
Urstadt Biddle Properties, Inc. — Class A	225	4,448
HFF, Inc. — Class A*	318	4,433
Resource Capital Corp.	829	4,419
Ashford Hospitality Trust, Inc.	524	4,417
Oriental Financial Group, Inc.	396	4,388
Forestar Group, Inc.*	340	4,355
Meadowbrook Insurance Group, Inc.	492	4,325
Lakeland Financial Corp.	160	4,293
Radian Group, Inc.	1,303	4,287
Maiden Holdings Ltd.	492	4,271
United Fire Group, Inc.	198	4,223
Sandy Spring Bancorp, Inc.	232	4,176
Flagstone Reinsurance Holdings S.A.	521	4,173
Dime Community Bancshares, Inc.	311	4,133
Nationstar Mortgage Holdings, Inc.*	190	4,089
Flushing Financial Corp.	299	4,075
Hilltop Holdings, Inc.*	385	3,969
Excel Trust, Inc.	326	3,899
Renasant Corp.	246	3,865
Banner Corp.	176	3,856
Simmons First National Corp. — Class A	165	3,836
Citizens, Inc.*	386	3,764
WisdomTree Investments, Inc.*	570	3,745
Southside Bancshares, Inc.	165	3,709
Tejon Ranch Co.*	129	3,692
West Coast Bancorp*	187	3,675
Piper Jaffray Cos.*	156	3,655

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Financials - 15.0% (continued)
TowneBank	261	$3,654
TICC Capital Corp.	371	3,599
Epoch Holding Corp.	155	3,531
First Busey Corp.	730	3,526
Cardinal Financial Corp.	285	3,500
United Community Banks, Inc.*	408	3,497
First Merchants Corp.	280	3,489
Investment Technology Group, Inc.*	378	3,478
MCG Capital Corp.	756	3,478
Winthrop Realty Trust	283	3,441
Heartland Financial USA, Inc.	143	3,432
Tompkins Financial Corp.	91	3,429
AG Mortgage Investment Trust, Inc.	159	3,417
STAG Industrial, Inc.	233	3,397
Washington Trust Bancorp, Inc.	138	3,364
Wilshire Bancorp, Inc.*	607	3,326
NewStar Financial, Inc.*	256	3,318
First Financial Corp.	113	3,277
1st Source Corp.	145	3,277
Hanmi Financial Corp.*	312	3,270
Rockville Financial, Inc.	281	3,251
Safeguard Scientifics, Inc.*	203	3,142
Saul Centers, Inc.	73	3,130
Campus Crest Communities, Inc.	301	3,127
eHealth, Inc.*	191	3,077
Sterling Bancorp	305	3,044
MVC Capital, Inc.	232	3,004
Rouse Properties, Inc.*	220	2,981
Central Pacific Financial Corp.*	210	2,965
Cedar Realty Trust, Inc.	585	2,954
OneBeacon Insurance Group Ltd. — Class A	226	2,943
Union First Market Bankshares Corp.	203	2,933
Ameris Bancorp*	229	2,885
WSFS Financial Corp.	71	2,869
Great Southern Bancorp, Inc.	104	2,868
SY Bancorp, Inc.	119	2,850
Netspend Holdings, Inc.*	307	2,821
GAMCO Investors, Inc. — Class A	63	2,797
Beneficial Mutual Bancorp, Inc.*	322	2,779
Univest Corporation of Pennsylvania	168	2,777
FBL Financial Group, Inc. — Class A	99	2,773
StellarOne Corp.	222	2,771
Stewart Information Services Corp.	180	2,763
Lakeland Bancorp, Inc.	262	2,756
Hudson Valley Holding Corp.	152	2,751
Apollo Commercial Real Estate Finance, Inc.	171	2,748
First BanCorp*	690	2,732
CapLease, Inc.	655	2,718
National Western Life Insurance Co. — Class A	19	2,696
Kite Realty Group Trust	538	2,685
Bancorp, Inc.*	283	2,674
BancFirst Corp.	63	2,640
Taylor Capital Group, Inc.*	160	2,622
Capital Southwest Corp.	25	2,571
Camden National Corp.	70	2,563
Eagle Bancorp, Inc.*	162	2,552
Federal Agricultural Mortgage Corp. — Class C	97	2,544
INTL FCStone, Inc.*	131	2,535
Provident New York Bancorp	333	2,527
Summit Hotel Properties, Inc.	300	2,511
Agree Realty Corp.	112	2,479
German American Bancorp, Inc.	120	2,460
Territorial Bancorp, Inc.	107	2,436
Trico Bancshares	157	2,418
GFI Group, Inc.	677	2,410
Peoples Bancorp, Inc.	109	2,396
EverBank Financial Corp.*	220	2,391
Financial Institutions, Inc.	140	2,363
First Connecticut Bancorp, Inc.	175	2,363
Bryn Mawr Bank Corp.	112	2,360
FXCM, Inc. — Class A	200	2,352
MainSource Financial Group, Inc.	198	2,342
Franklin Financial Corp.*	141	2,319
Global Indemnity plc — Class A*	113	2,288
Cowen Group, Inc. — Class A*	855	2,274
Westwood Holdings Group, Inc.	61	2,273
Arrow Financial Corp.	94	2,272
RAIT Financial Trust	491	2,268
OmniAmerican Bancorp, Inc.*	105	2,250
First Interstate Bancsystem, Inc. — Class A	158	2,250
Citizens & Northern Corp.	118	2,248
Virginia Commerce Bancorp, Inc.*	265	2,234
Heritage Financial Corp.	152	2,227
United Financial Bancorp, Inc.	152	2,186
One Liberty Properties, Inc.	116	2,184
First Community Bancshares, Inc.	150	2,165
Calamos Asset Management, Inc. — Class A	189	2,164
Washington Banking Co.	155	2,155
CoBiz Financial, Inc.	344	2,153
First of Long Island Corp.	74	2,144
Select Income REIT*	90	2,138
Phoenix Companies, Inc.*	1,136	2,102
Golub Capital BDC, Inc.	139	2,098
State Auto Financial Corp.	149	2,093
Republic Bancorp, Inc. — Class A	94	2,092
Medley Capital Corp.	173	2,083
Centerstate Banks, Inc.	290	2,074
Presidential Life Corp.	209	2,054
Northfield Bancorp, Inc.	144	2,046
Terreno Realty Corp.	135	2,040
Diamond Hill Investment Group, Inc.	26	2,036
OceanFirst Financial Corp.	141	2,025
Chatham Lodging Trust	141	2,013

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Financials - 15.0% (continued)
Bridge Bancorp, Inc.	85	$2,005
Bank Mutual Corp.	450	1,985
Baldwin & Lyons, Inc. — Class B	85	1,975
Bank of Marin Bancorp	53	1,962
National Bankshares, Inc.	65	1,958
CNB Financial Corp.	118	1,925
Doral Financial Corp.*	1,261	1,892
American National Bankshares, Inc.	80	1,885
Encore Bancshares, Inc.*	91	1,877
BofI Holding, Inc.*	95	1,877
Westfield Financial, Inc.	256	1,869
Enterprise Financial Services Corp.	170	1,863
Ames National Corp.	81	1,862
Medallion Financial Corp.	173	1,837
Southwest Bancorp, Inc.*	195	1,835
Manning & Napier, Inc. — Class A	128	1,821
Fox Chase Bancorp, Inc.	125	1,805
1st United Bancorp, Inc.*	290	1,801
Parkway Properties, Inc.	156	1,785
GSV Capital Corp.*	190	1,767
Arlington Asset Investment Corp. — Class A	81	1,759
Edelman Financial Group, Inc.	201	1,749
Thomas Properties Group, Inc.	320	1,741
SeaBright Holdings, Inc.	194	1,725
Home Loan Servicing Solutions Ltd.	128	1,715
Gladstone Commercial Corp.	102	1,699
Metro Bancorp, Inc.*	141	1,696
First Financial Holdings, Inc.	158	1,694
Pacific Capital Bancorp*	37	1,692
American Safety Insurance Holdings Ltd.*	89	1,669
Solar Senior Capital Ltd.	96	1,622
National Interstate Corp.	61	1,622
Alliance Financial Corp.	47	1,614
MetroCorp Bancshares, Inc.*	150	1,601
Oppenheimer Holdings, Inc. — Class A	101	1,588
Gladstone Capital Corp.	201	1,586
Home Federal Bancorp, Inc.	151	1,586
Guaranty Bancorp*	750	1,583
Gladstone Investment Corp.	214	1,581
Pacific Continental Corp.	178	1,579
First Defiance Financial Corp.	92	1,575
Western Asset Mortgage Capital Corp.*	80	1,559
BankFinancial Corp.	207	1,559
Ladenburg Thalmann Financial Services, Inc.*	1,011	1,557
THL Credit, Inc.	115	1,549
Bank of Kentucky Financial Corp.	58	1,545
SWS Group, Inc.*	289	1,540
Kohlberg Capital Corp.	209	1,517
First California Financial Group, Inc.*	220	1,514
Mission West Properties, Inc.	175	1,509
MidWestOne Financial Group, Inc.	70	1,505
Park Sterling Corp.*	319	1,502
NGP Capital Resources Co.	211	1,494
Mercantile Bank Corp.*	80	1,476
Kearny Financial Corp.	152	1,473
Preferred Bank/Los Angeles CA*	110	1,470
Walker & Dunlop, Inc.*	114	1,465
West Bancorporation, Inc.	154	1,465
Kansas City Life Insurance Co.	41	1,443
Bar Harbor Bankshares	40	1,440
Penns Woods Bancorp, Inc.	36	1,433
AV Homes, Inc.*	98	1,429
First Bancorp, Inc.	84	1,428
UMH Properties, Inc.	131	1,406
Bridge Capital Holdings*	87	1,405
Ares Commercial Real Estate Corp.	80	1,398
Peapack Gladstone Financial Corp.	90	1,396
HomeStreet, Inc.*	43	1,376
Whitestone REIT — Class B	99	1,367
Fidus Investment Corp.	89	1,350
ESB Financial Corp.	102	1,346
Kaiser Federal Financial Group, Inc.	90	1,330
Marlin Business Services Corp.	81	1,328
Heritage Commerce Corp.*	204	1,326
First Bancorp	149	1,325
Nicholas Financial, Inc.	102	1,308
First Financial Northwest, Inc.*	160	1,299
FNB United Corp.*	100	1,299
Merchants Bancshares, Inc.	47	1,295
Northrim BanCorp, Inc.	60	1,289
Center Bancorp, Inc.	114	1,283
First Pactrust Bancorp, Inc.	107	1,269
Homeowners Choice, Inc.	70	1,232
Consolidated-Tomoka Land Co.	42	1,209
C&F Financial Corp.	30	1,205
New York Mortgage Trust, Inc.	170	1,200
Home Bancorp, Inc.*	70	1,199
Suffolk Bancorp*	92	1,193
MidSouth Bancorp, Inc.	84	1,183
Sierra Bancorp	118	1,168
Zillow, Inc. — Class A*	30	1,159
Meridian Interstate Bancorp, Inc.*	83	1,155
SI Financial Group, Inc.	100	1,150
Gyrodyne Company of America, Inc.*	10	1,143
Harris & Harris Group, Inc.*	300	1,140
New Mountain Finance Corp.	80	1,135
Gramercy Capital Corporation*	450	1,125
Farmers National Banc Corp.	180	1,121
Hallmark Financial Services*	143	1,115
Heritage Oaks Bancorp*	200	1,114
FBR & Co.*	402	1,114
Seacoast Banking Corporation of Florida*	720	1,087
Artio Global Investors, Inc. — Class A	303	1,061

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Financials - 15.0% (continued)
Horizon Bancorp	40	$1,052
Sun Bancorp, Inc.*	388	1,048
Crawford & Co. — Class B	256	1,047
Provident Financial Holdings, Inc.	90	1,038
Asta Funding, Inc.	110	1,031
Heritage Financial Group, Inc.	80	1,030
Donegal Group, Inc. — Class A	77	1,023
BSB Bancorp, Inc.*	80	1,020
Eastern Insurance Holdings, Inc.	60	1,020
Peoples Federal Bancshares, Inc.*	60	1,002
Horizon Technology Finance Corp.	60	989
ESSA Bancorp, Inc.	88	950
JMP Group, Inc.	152	939
FX Alliance, Inc.*	59	927
Cape Bancorp, Inc.*	111	922
Access National Corp.	70	917
Century Bancorp, Inc. — Class A	30	892
Enterprise Bancorp, Inc.	54	885
Clifton Savings Bancorp, Inc.	84	874
TCP Capital Corp.	60	868
Middleburg Financial Corp.	50	850
Capital City Bank Group, Inc.	115	848
Regional Management Corp.*	50	823
EMC Insurance Group, Inc.	40	808
NASB Financial, Inc.*	40	794
Fidelity Southern Corp.	90	778
Resource America, Inc. — Class A	120	766
Independence Holding Co.	77	758
Gain Capital Holdings, Inc.	141	704
Pacific Mercantile Bancorp*	100	691
Tree.com, Inc.*	60	686
First Marblehead Corp.*	567	663
MicroFinancial, Inc.	80	648
Charter Financial Corp.	64	621
Universal Insurance Holdings, Inc.	179	610
Hingham Institution for Savings	10	605
Roma Financial Corp.	69	588
Investors Title Co.	10	569
Fortegra Financial Corp.*	68	544
CIFC Corp.*	63	464
Pzena Investment Management, Inc. — Class A	97	430
Berkshire Bancorp, Inc.*	40	352
Cascade Bancorp*	59	350
Capital Bank Corp.*	142	324
California First National Bancorp	19	298
Waterstone Financial, Inc.*	70	266
First Federal Bancshares of Arkansas, Inc.*	30	243
Green Bankshares, Inc.*	120	199
Crescent Financial Bancshares, Inc.*	30	136
Total Financials		2,390,622
Information Technology - 12.3%
Parametric Technology Corp.*	1,168	24,482
Wright Express Corp.*	376	23,207
Ultimate Software Group, Inc.*	258	22,993
CommVault Systems, Inc.*	434	21,513
Aspen Technology, Inc.*	917	21,229
CoStar Group, Inc.*	257	20,868
Cirrus Logic, Inc.*	633	18,913
ADTRAN, Inc.	625	18,869
QLIK Technologies, Inc.*	842	18,625
Cymer, Inc.*	305	17,979
FEI Co.*	372	17,795
MAXIMUS, Inc.	333	17,232
ACI Worldwide, Inc.*	387	17,109
Convergys Corp.	1,141	16,853
Aruba Networks, Inc.*	1,094	16,465
Microsemi Corp.*	867	16,030
Ciena Corp.*	970	15,879
Semtech Corp.*	644	15,662
Hittite Microwave Corp.*	306	15,643
Quest Software, Inc.*	554	15,429
Arris Group, Inc.*	1,109	15,426
MKS Instruments, Inc.	512	14,812
Anixter International, Inc.	277	14,695
Sourcefire, Inc.*	285	14,649
3D Systems Corp.*	421	14,373
VirnetX Holding Corp.*	407	14,347
Fair Isaac Corp.	336	14,206
Universal Display Corp.*	394	14,161
CACI International, Inc. — Class A*	257	14,140
ViaSat, Inc.*	371	14,013
Plantronics, Inc.	417	13,928
Cavium, Inc.*	490	13,720
Mentor Graphics Corp.*	914	13,710
International Rectifier Corp.*	680	13,593
Finisar Corp.*	895	13,389
Cognex Corp.	421	13,324
Intersil Corp. — Class A	1,250	13,313
QLogic Corp.*	960	13,141
Veeco Instruments, Inc.*	381	13,091
Cardtronics, Inc.*	433	13,081
NETGEAR, Inc.*	377	13,010
ValueClick, Inc.*	792	12,980
Progress Software Corp.*	619	12,919
InterDigital, Inc.	434	12,807
Comverse Technology, Inc.*	2,150	12,513
OSI Systems, Inc.*	197	12,477
DealerTrack Holdings, Inc.*	414	12,466
JDA Software Group, Inc.*	413	12,262
Littelfuse, Inc.	215	12,231
Sapient Corp.	1,204	12,124
j2 Global, Inc.	455	12,021
Tellabs, Inc.	3,590	11,955
Tyler Technologies, Inc.*	293	11,823
VistaPrint N.V.*	360	11,628
RF Micro Devices, Inc.*	2,732	11,611
Liquidity Services, Inc.*	226	11,569
Entegris, Inc.*	1,350	11,529
Heartland Payment Systems, Inc.	379	11,400
Acxiom Corp.*	754	11,393
Blackbaud, Inc.	441	11,320
MicroStrategy, Inc. — Class A*	85	11,038
Power Integrations, Inc.	277	10,332

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Information Technology - 12.3% (continued)
Stratasys, Inc.*	208	$10,306
LivePerson, Inc.*	539	10,273
WebMD Health Corp. — Class A*	500	10,255
Coherent, Inc.*	235	10,176
Monster Worldwide, Inc.*	1,190	10,115
TiVo, Inc.*	1,221	10,098
OpenTable, Inc.*	221	9,947
Plexus Corp.*	340	9,588
Synaptics, Inc.*	330	9,448
Syntel, Inc.	151	9,166
TriQuint Semiconductor, Inc.*	1,658	9,119
SYNNEX Corp.*	262	9,036
Manhattan Associates, Inc.*	194	8,868
Euronet Worldwide, Inc.*	493	8,440
ScanSource, Inc.*	275	8,426
Advent Software, Inc.*	310	8,404
Unisys Corp.*	429	8,387
Standard Microsystems Corp.*	226	8,337
Bankrate, Inc.*	452	8,312
SS&C Technologies Holdings, Inc.*	332	8,300
RealPage, Inc.*	355	8,222
NIC, Inc.	634	8,052
Ultratech, Inc.*	253	7,970
Benchmark Electronics, Inc.*	565	7,882
Cornerstone OnDemand, Inc.*	330	7,857
Integrated Device Technology, Inc.*	1,396	7,846
Tessera Technologies, Inc.	510	7,839
Ancestry.com, Inc.*	284	7,819
BroadSoft, Inc.*	268	7,761
EarthLink, Inc.	1,042	7,752
NetScout Systems, Inc.*	359	7,751
Kenexa Corp.*	266	7,722
Electronics for Imaging, Inc.*	453	7,361
Infinera Corp.*	1,073	7,339
Insight Enterprises, Inc.*	436	7,338
Take-Two Interactive Software, Inc.*	770	7,284
Loral Space & Communications, Inc.	108	7,274
FARO Technologies, Inc.*	168	7,069
OmniVision Technologies, Inc.*	518	6,920
Websense, Inc.*	364	6,818
Cabot Microelectronics Corp.	231	6,748
ServiceSource International, Inc.*	484	6,703
Diodes, Inc.*	350	6,570
Sanmina-SCI Corp.*	801	6,560
LogMeIn, Inc.*	213	6,501
RealD, Inc.*	431	6,448
ATMI, Inc.*	312	6,418
Rogers Corp.*	159	6,298
Verint Systems, Inc.*	212	6,256
Rambus, Inc.*	1,085	6,228
Web.com Group, Inc.*	339	6,210
Tangoe, Inc.*	291	6,201
Bottomline Technologies, Inc.*	343	6,191
GT Advanced Technologies, Inc.*	1,164	6,146
Brooks Automation, Inc.	650	6,136
Emulex Corp.*	848	6,106
MTS Systems Corp.	158	6,091
Digital River, Inc.*	362	6,016
Monotype Imaging Holdings, Inc.*	355	5,953
Monolithic Power Systems, Inc.*	296	5,882
Active Network, Inc.*	378	5,817
Volterra Semiconductor Corp.*	248	5,816
CSG Systems International, Inc.*	333	5,754
comScore, Inc.*	342	5,629
ExlService Holdings, Inc.*	227	5,593
Angie's List, Inc.*	350	5,544
Ebix, Inc.	277	5,526
Pegasystems, Inc.	165	5,442
iGATE Corp.*	317	5,395
Constant Contact, Inc.*	300	5,364
Rofin-Sinar Technologies, Inc.*	282	5,338
Badger Meter, Inc.	142	5,332
Mantech International Corp. — Class A	227	5,328
Comtech Telecommunications Corp.	186	5,316
Guidewire Software, Inc.*	189	5,315
Park Electrochemical Corp.	204	5,280
Advanced Energy Industries, Inc.*	390	5,234
Spansion, Inc. — Class A*	473	5,194
Synchronoss Technologies, Inc.*	268	4,950
Ixia*	411	4,940
Black Box Corp.	172	4,936
TTM Technologies, Inc.*	523	4,921
Harmonic, Inc.*	1,152	4,908
MEMC Electronic Materials, Inc.*	2,260	4,904
Entropic Communications, Inc.*	862	4,862
Blucora, Inc.*	392	4,829
Measurement Specialties, Inc.*	145	4,714
Forrester Research, Inc.	138	4,673
Procera Networks, Inc.*	192	4,668
Quantum Corp.*	2,296	4,661
Global Cash Access Holdings, Inc.*	640	4,614
Super Micro Computer, Inc.*	289	4,584
Micrel, Inc.	477	4,546
Newport Corp.*	375	4,508
Sonus Networks, Inc.*	2,086	4,485
Cray, Inc.*	367	4,433
Accelrys, Inc.*	547	4,425
Lattice Semiconductor Corp.*	1,160	4,373
TNS, Inc.*	240	4,306
DTS, Inc.*	165	4,303
Responsys, Inc.*	351	4,254
Dice Holdings, Inc.*	448	4,207
Interactive Intelligence Group, Inc.*	147	4,147
InvenSense, Inc. — Class A*	361	4,079
Ceva, Inc.*	225	3,962
Mercury Computer Systems, Inc.*	301	3,892
EPIQ Systems, Inc.	312	3,822
Amkor Technology, Inc.*	783	3,821
Ellie Mae, Inc.*	211	3,798
Opnet Technologies, Inc.	142	3,776
United Online, Inc.	890	3,756

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Information Technology - 12.3% (continued)
Vocus, Inc.*	200	$3,720
Brightpoint, Inc.*	679	3,673
PROS Holdings, Inc.*	218	3,667
Cass Information Systems, Inc.	91	3,663
Intermec, Inc.*	589	3,652
Photronics, Inc.*	592	3,611
TeleTech Holdings, Inc.*	225	3,600
Nanometrics, Inc.*	230	3,533
OCZ Technology Group, Inc.*	663	3,514
Perficient, Inc.*	312	3,504
Checkpoint Systems, Inc.*	401	3,493
Applied Micro Circuits Corp.*	609	3,483
Move, Inc.*	382	3,480
Stamps.com, Inc.*	139	3,429
Internap Network Services Corp.*	523	3,405
Silicon Image, Inc.*	820	3,395
ICG Group, Inc.*	367	3,395
Actuate Corp.*	483	3,347
Demand Media, Inc.*	295	3,304
GSI Group, Inc.*	288	3,300
LTX-Credence Corp.*	485	3,250
Jive Software, Inc.*	154	3,232
SciQuest, Inc.*	178	3,197
Extreme Networks*	928	3,192
Calix, Inc.*	385	3,165
FormFactor, Inc.*	487	3,151
CTS Corp.	334	3,146
MIPS Technologies, Inc. — Class A*	469	3,128
MoneyGram International, Inc.*	213	3,110
Methode Electronics, Inc.	361	3,072
SPS Commerce, Inc.*	101	3,068
CIBER, Inc.*	710	3,060
Electro Rent Corp.	184	2,986
Power-One, Inc.*	658	2,974
Exar Corp.*	364	2,970
Glu Mobile, Inc.*	533	2,958
QuinStreet, Inc.*	318	2,945
Anaren, Inc.*	146	2,862
Sycamore Networks, Inc.*	197	2,860
Zygo Corp.*	160	2,858
Imperva, Inc.*	99	2,853
PLX Technology, Inc.*	442	2,807
Fabrinet*	220	2,761
Rudolph Technologies, Inc.*	315	2,747
STEC, Inc.*	348	2,714
Saba Software, Inc.*	292	2,710
IXYS Corp.*	242	2,703
Integrated Silicon Solution, Inc.*	264	2,664
KEMET Corp.*	442	2,656
Electro Scientific Industries, Inc.	224	2,648
Digi International, Inc.*	257	2,632
Oplink Communications, Inc.*	187	2,530
NVE Corp.*	46	2,473
Cohu, Inc.	242	2,459
Deltek, Inc.*	212	2,457
Symmetricom, Inc.*	408	2,444
Daktronics, Inc.	353	2,439
Virtusa Corp.*	181	2,416
Envestnet, Inc.*	199	2,388
LeCroy Corp.*	165	2,353
PDF Solutions, Inc.*	232	2,290
Seachange International, Inc.*	278	2,288
XO Group, Inc.*	257	2,280
Globecomm Systems, Inc.*	223	2,261
Kopin Corp.*	656	2,257
EasyLink Services International Corp. — Class A*	310	2,244
Keynote Systems, Inc.	151	2,242
VASCO Data Security International, Inc.*	274	2,241
Computer Task Group, Inc.*	146	2,189
ExactTarget, Inc.*	100	2,186
Avid Technology, Inc.*	293	2,177
Inphi Corp.*	226	2,142
Multi-Fineline Electronix, Inc.*	86	2,119
Sigma Designs, Inc.*	324	2,067
ShoreTel, Inc.*	469	2,054
CalAmp Corp.*	280	2,052
Pericom Semiconductor Corp.*	227	2,043
KIT Digital, Inc.*	473	2,029
Silicon Graphics International Corp.*	310	1,990
Unwired Planet, Inc.*	852	1,960
AuthenTec, Inc.*	440	1,905
Supertex, Inc.*	101	1,904
Maxwell Technologies, Inc.*	290	1,902
SunPower Corp. — Class A*	390	1,876
RealNetworks, Inc.	213	1,840
Infoblox, Inc.*	80	1,834
Bel Fuse, Inc. — Class B	104	1,831
Yelp, Inc. — Class A*	80	1,818
KVH Industries, Inc.*	145	1,813
Imation Corp.*	304	1,797
American Software, Inc. — Class A	225	1,789
Digimarc Corp.	69	1,771
Parkervision, Inc.*	740	1,761
Lionbridge Technologies, Inc.*	552	1,739
Limelight Networks, Inc.*	590	1,729
Intevac, Inc.*	228	1,715
Aviat Networks, Inc.*	605	1,694
Callidus Software, Inc.*	340	1,693
Bazaarvoice, Inc.*	93	1,693
Vishay Precision Group, Inc.*	121	1,688
Rubicon Technology, Inc.*	165	1,683
Travelzoo, Inc.*	74	1,681
Richardson Electronics Ltd.	135	1,665
PRGX Global, Inc.*	201	1,598
Alpha & Omega Semiconductor Ltd.*	173	1,583
IntraLinks Holdings, Inc.*	355	1,555
Zix Corp.*	598	1,555
Immersion Corp.*	276	1,554
Oclaro, Inc.*	507	1,541
support.com, Inc.*	473	1,509
Innodata, Inc.*	220	1,505

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Information Technology - 12.3% (continued)
Telular Corp.	160	$1,478
Ultra Clean Holdings*	227	1,460
Rosetta Stone, Inc.*	105	1,453
Millennial Media, Inc.*	110	1,451
Datalink Corp.*	150	1,433
Ubiquiti Networks, Inc.*	100	1,425
Demandware, Inc.*	60	1,421
Radisys Corp.*	223	1,400
FSI International, Inc.*	387	1,389
Hackett Group, Inc.*	245	1,365
DSP Group, Inc.*	215	1,363
Neonode, Inc.*	220	1,353
STR Holdings, Inc.*	293	1,336
Guidance Software, Inc.*	140	1,331
Echelon Corp.*	368	1,281
Axcelis Technologies, Inc.*	1,056	1,267
AXT, Inc.*	319	1,260
ANADIGICS, Inc.*	689	1,247
Agilysys, Inc.*	143	1,240
ePlus, Inc.*	38	1,229
iPass, Inc.*	510	1,214
PC-Telephone, Inc.	180	1,165
Aeroflex Holding Corp.*	192	1,162
ModusLink Global Solutions, Inc.*	387	1,157
Audience, Inc.*	60	1,157
Westell Technologies, Inc. — Class A*	477	1,135
Market Leader, Inc.*	220	1,118
M/A-COM Technology Solutions Holdings, Inc.*	60	1,110
Tessco Technologies, Inc.	50	1,103
MaxLinear, Inc. — Class A*	217	1,076
Intermolecular, Inc.*	138	1,070
MoSys, Inc.*	328	1,063
Proofpoint, Inc.*	60	1,017
SRS Labs, Inc.*	112	1,008
Mattson Technology, Inc.*	570	998
TeleNav, Inc.*	162	993
Carbonite, Inc.*	109	974
Pervasive Software, Inc.*	130	974
AVG Technologies N.V.*	74	963
Synacor, Inc.*	70	959
QuickLogic Corp.*	380	954
GSI Technology, Inc.*	200	948
Brightcove, Inc.*	62	946
PC Connection, Inc.	88	935
Mesa Laboratories, Inc.	20	930
NeoPhotonics Corp.*	187	924
Numerex Corp. — Class A*	97	902
QAD, Inc. — Class A*	61	867
Mindspeed Technologies, Inc.*	351	863
Key Tronic Corp.*	100	824
FalconStor Software, Inc.*	315	822
EPAM Systems, Inc.*	48	816
Mattersight Corp.*	100	798
Marchex, Inc. — Class A	219	791
TechTarget, Inc.*	149	751
Aware, Inc.	110	710
Viasystems Group, Inc.*	34	578
Spark Networks, Inc.*	110	568
Envivio, Inc.*	80	513
Sapiens International Corporation N.V.*	130	468
MeetMe, Inc.*	183	430
Ambient Corp.*	30	164
Total Information Technology		1,966,746
Industrials - 10.5%
Woodward, Inc.	676	26,661
Hexcel Corp.*	981	25,300
Alaska Air Group, Inc.*	701	25,165
CLARCOR, Inc.	493	23,742
Dollar Thrifty Automotive Group, Inc.*	275	22,265
Teledyne Technologies, Inc.*	360	22,194
Watsco, Inc.	289	21,327
US Airways Group, Inc.*	1,597	21,288
Acuity Brands, Inc.	416	21,179
Genesee & Wyoming, Inc. — Class A*	394	20,819
HEICO Corp.	516	20,392
Old Dominion Freight Line, Inc.*	465	20,130
Chart Industries, Inc.*	289	19,871
Esterline Technologies Corp.*	305	19,017
AO Smith Corp.	378	18,480
EMCOR Group, Inc.	659	18,334
Actuant Corp. — Class A	672	18,252
Moog, Inc. — Class A*	441	18,235
Middleby Corp.*	183	18,229
Acacia Research Corp.*	483	17,986
EnerSys*	467	16,378
Tetra Tech, Inc.*	622	16,221
Robbins & Myers, Inc.	378	15,808
Avis Budget Group, Inc.*	1,037	15,762
Portfolio Recovery Associates, Inc.*	172	15,697
Applied Industrial Technologies, Inc.	414	15,255
Belden, Inc.	447	14,907
Curtiss-Wright Corp.	460	14,283
USG Corp.*	725	13,812
Geo Group, Inc.*	603	13,701
Corporate Executive Board Co.	329	13,449
Brady Corp. — Class A	481	13,232
Hub Group, Inc. — Class A*	359	12,995
Barnes Group, Inc.	531	12,898
Healthcare Services Group, Inc.	660	12,790
Deluxe Corp.	500	12,470
Raven Industries, Inc.	177	12,317
JetBlue Airways Corp.*	2,293	12,153
FTI Consulting, Inc.*	414	11,903
Franklin Electric Company, Inc.	230	11,760
HNI Corp.	451	11,613
Simpson Manufacturing Company, Inc.	393	11,597
Beacon Roofing Supply, Inc.*	458	11,551
ACCO Brands Corp.*	1,105	11,426
Mueller Industries, Inc.	266	11,329

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Industrials - 10.5% (continued)
Atlas Air Worldwide Holdings, Inc.*	254	$11,052
United Stationers, Inc.	399	10,753
Mine Safety Appliances Co.	267	10,744
Brink's Co.	463	10,732
Herman Miller, Inc.	575	10,649
Werner Enterprises, Inc.	438	10,464
RBC Bearings, Inc.*	218	10,311
ABM Industries, Inc.	523	10,230
Titan International, Inc.	417	10,228
Allegiant Travel Co. — Class A*	144	10,034
Granite Construction, Inc.	377	9,843
TAL International Group, Inc.	291	9,746
Watts Water Technologies, Inc. — Class A	287	9,569
ESCO Technologies, Inc.	258	9,402
Forward Air Corp.	284	9,165
Knight Transportation, Inc.	568	9,082
First Solar, Inc.*	590	8,885
UniFirst Corp.	138	8,798
II-VI, Inc.*	518	8,635
MasTec, Inc.*	570	8,573
Briggs & Stratton Corp.	477	8,343
Advisory Board Co.*	168	8,331
Lindsay Corp.	124	8,048
Spirit Airlines, Inc.*	412	8,018
Kaman Corp.	258	7,983
Interline Brands, Inc.*	315	7,897
Interface, Inc. — Class A	571	7,783
AZZ, Inc.	127	7,780
Amerco, Inc.	85	7,647
Cubic Corp.	159	7,645
Universal Forest Products, Inc.	193	7,523
EnPro Industries, Inc.*	200	7,474
Orbital Sciences Corp.*	575	7,429
Tennant Co.	185	7,391
Swift Transportation Co. — Class A*	774	7,314
Blount International, Inc.*	476	6,973
Huron Consulting Group, Inc.*	220	6,963
Aegion Corp. — Class A*	389	6,959
Exponent, Inc.*	131	6,921
Aircastle Ltd.	574	6,917
Steelcase, Inc. — Class A	747	6,745
Heartland Express, Inc.	471	6,740
On Assignment, Inc.*	422	6,736
Korn/Ferry International*	468	6,716
Kaydon Corp.	312	6,674
Quanex Building Products Corp.	361	6,455
McGrath RentCorp	242	6,413
Navigant Consulting, Inc.*	505	6,383
Trimas Corp.*	315	6,332
NACCO Industries, Inc. — Class A	54	6,278
Knoll, Inc.	467	6,267
Encore Capital Group, Inc.*	210	6,220
TrueBlue, Inc.*	398	6,161
Dycom Industries, Inc.*	330	6,141
Team, Inc.*	196	6,111
Sykes Enterprises, Inc.*	380	6,065
Ceradyne, Inc.	236	6,053
Insperity, Inc.	223	6,032
Astec Industries, Inc.*	193	5,921
Generac Holdings, Inc.*	243	5,847
CIRCOR International, Inc.	170	5,795
G&K Services, Inc. — Class A	183	5,708
Rexnord Corp.*	280	5,611
Mobile Mini, Inc.*	379	5,458
DigitalGlobe, Inc.*	359	5,442
Mueller Water Products, Inc. — Class A	1,537	5,318
Rush Enterprises, Inc. — Class A*	323	5,281
Standex International Corp.	124	5,279
AAR Corp.	390	5,257
Resources Connection, Inc.	417	5,129
Encore Wire Corp.	186	4,981
Titan Machinery, Inc.*	164	4,981
Albany International Corp. — Class A	266	4,977
American Science & Engineering, Inc.	88	4,968
Sun Hydraulics Corp.	199	4,834
ICF International, Inc.*	197	4,696
Textainer Group Holdings Ltd.	125	4,613
Aerovironment, Inc.*	174	4,578
RailAmerica, Inc.*	186	4,501
Apogee Enterprises, Inc.	277	4,451
Tutor Perini Corp.*	350	4,435
Wabash National Corp.*	667	4,416
Gorman-Rupp Co.	148	4,410
InnerWorkings, Inc.*	314	4,248
H&E Equipment Services, Inc.*	280	4,208
Great Lakes Dredge & Dock Corp.	584	4,158
Altra Holdings, Inc.	263	4,150
Trex Company, Inc.*	137	4,122
Layne Christensen Co.*	195	4,035
Mistras Group, Inc.*	153	4,021
Sauer-Danfoss, Inc.	115	4,017
Nortek, Inc.*	80	4,003
Cascade Corp.	85	3,999
Viad Corp.	197	3,940
Ennis, Inc.	255	3,922
Greenbrier Companies, Inc.*	222	3,903
John Bean Technologies Corp.	287	3,895
Griffon Corp.	447	3,835
Higher One Holdings, Inc.*	312	3,813
Kforce, Inc.*	283	3,809
GenCorp, Inc.*	584	3,802
Global Power Equipment Group, Inc.	170	3,713
Comfort Systems USA, Inc.	367	3,677
DXP Enterprises, Inc.*	86	3,568
Federal Signal Corp.*	609	3,557
Primoris Services Corp.	294	3,528
Quad/Graphics, Inc.	242	3,480
AAON, Inc.	182	3,431
Saia, Inc.*	156	3,415

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Industrials - 10.5% (continued)
MYR Group, Inc.*	200	$3,412
Kelly Services, Inc. — Class A	262	3,382
Powell Industries, Inc.*	88	3,288
Celadon Group, Inc.	200	3,276
SkyWest, Inc.	500	3,265
Hawaiian Holdings, Inc.*	498	3,242
Standard Parking Corp.*	150	3,228
Gibraltar Industries, Inc.*	304	3,156
Heidrick & Struggles International, Inc.	180	3,150
Marten Transport Ltd.	148	3,146
US Ecology, Inc.	177	3,140
Arkansas Best Corp.	248	3,125
Zipcar, Inc.*	262	3,073
Douglas Dynamics, Inc.	212	3,021
RPX Corp.*	208	2,985
Thermon Group Holdings, Inc.*	144	2,982
Capstone Turbine Corp.*	2,933	2,962
Multi-Color Corp.	130	2,891
XPO Logistics, Inc.*	170	2,856
Taser International, Inc.*	545	2,856
Swisher Hygiene, Inc.*,1	1,107	2,801
Astronics Corp.*	99	2,796
Columbus McKinnon Corp.*	185	2,792
Accuride Corp.*	462	2,772
Kadant, Inc.*	118	2,767
Air Transport Services Group, Inc.*	522	2,714
FreightCar America, Inc.	117	2,687
Echo Global Logistics, Inc.*	141	2,687
Odyssey Marine Exploration, Inc.*	716	2,678
Republic Airways Holdings, Inc.*	476	2,642
GP Strategies Corp.*	141	2,604
CAI International, Inc.*	128	2,545
American Railcar Industries, Inc.*	93	2,520
LB Foster Co. — Class A	87	2,489
Kimball International, Inc. — Class B	322	2,479
Quality Distribution, Inc.*	211	2,340
Aceto Corp.	258	2,330
Ameresco, Inc. — Class A*	195	2,326
GeoEye, Inc.*	148	2,291
Kratos Defense & Security Solutions, Inc.*	392	2,289
Lydall, Inc.*	168	2,271
Consolidated Graphics, Inc.*	78	2,266
Northwest Pipe Co.*	92	2,232
Dynamic Materials Corp.	128	2,218
Michael Baker Corp.*	85	2,218
CBIZ, Inc.*	373	2,216
Wesco Aircraft Holdings, Inc.*	173	2,202
CDI Corp.	132	2,165
Builders FirstSource, Inc.*	441	2,090
Commercial Vehicle Group, Inc.*	240	2,069
Dolan Co.*	304	2,046
Roadrunner Transportation Systems, Inc.*	121	2,044
Alamo Group, Inc.	64	2,008
Insteel Industries, Inc.	174	1,940
NCI Building Systems, Inc.*	178	1,928
Houston Wire & Cable Co.	173	1,891
Pacer International, Inc.*	344	1,864
Orion Marine Group, Inc.*	264	1,837
American Superconductor Corp.*	384	1,805
KEYW Holding Corp.*	178	1,787
American Reprographics Co.*	355	1,786
Furmanite Corp.*	365	1,774
SeaCube Container Leasing Ltd.	103	1,758
EnerNOC, Inc.*	241	1,745
Miller Industries, Inc.	109	1,736
Graham Corp.	93	1,732
NN, Inc.*	163	1,664
Sterling Construction Company, Inc.*	160	1,635
Park-Ohio Holdings Corp.*	85	1,618
PMFG, Inc.*	207	1,617
American Woodmark Corp.*	92	1,573
FuelCell Energy, Inc.*	1,485	1,500
CRA International, Inc.*	102	1,498
Twin Disc, Inc.	81	1,498
Acorn Energy, Inc.	180	1,498
Ampco-Pittsburgh Corp.	81	1,485
Flow International Corp.*	471	1,484
Casella Waste Systems, Inc. — Class A*	253	1,480
LMI Aerospace, Inc.*	85	1,477
Rand Logistics, Inc.*	170	1,445
Schawk, Inc. — Class A	112	1,422
Intersections, Inc.	89	1,411
Barrett Business Services, Inc.	66	1,395
Patriot Transportation Holding, Inc.*	59	1,388
Proto Labs, Inc.*	48	1,380
LSI Industries, Inc.	191	1,360
Hudson Global, Inc.*	326	1,359
Argan, Inc.	97	1,356
Vicor Corp.	195	1,353
Franklin Covey Co.*	132	1,352
Courier Corp.	102	1,352
A123 Systems, Inc.*	1,051	1,324
Pike Electric Corp.*	170	1,312
EnergySolutions, Inc.*	775	1,310
Met-Pro Corp.	141	1,299
Hurco Companies, Inc.*	61	1,250
TMS International Corp. — Class A*	122	1,216
Heritage-Crystal Clean, Inc.*	74	1,210
API Technologies Corp.*	320	1,178
Preformed Line Products Co.	20	1,158
Edgen Group, Inc. — Class A*	150	1,128
Asset Acceptance Capital Corp.*	160	1,088
Energy Recovery, Inc.*	431	1,034
Cenveo, Inc.*	530	1,023
Hardinge, Inc.	110	1,001
Eastern Co.	60	969
International Shipholding Corp.	51	962
VSE Corp.	40	952
Genco Shipping & Trading Ltd.*	307	936
TRC Companies, Inc.*	150	912

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Industrials - 10.5% (continued)
WageWorks, Inc.*	60	$904
AT Cross Co. — Class A*	89	878
Metalico, Inc.*	392	862
Universal Truckload Services, Inc.	53	802
NL Industries, Inc.	64	798
Hill International, Inc.*	223	714
Coleman Cable, Inc.	82	713
Sypris Solutions, Inc.	100	697
Willis Lease Finance Corp.*	50	616
PGT, Inc.*	190	576
BlueLinx Holdings, Inc.*	240	564
CECO Environmental Corp.	70	553
CPI Aerostructures, Inc.*	50	550
Patrick Industries, Inc.*	40	510
Enphase Energy, Inc.*	80	498
SIFCO Industries, Inc.	20	460
Omega Flex, Inc.*	27	322
Compx International, Inc.	11	139
Total Industrials		1,678,696
Consumer Discretionary - 9.7%
Sotheby's	663	22,117
Six Flags Entertainment Corp.	389	21,076
Coinstar, Inc.*	306	21,010
Life Time Fitness, Inc.*	424	19,720
Rent-A-Center, Inc. — Class A	579	19,536
Brunswick Corp.	877	19,488
Pool Corp.	466	18,854
Dana Holding Corp.	1,451	18,588
Wolverine World Wide, Inc.	478	18,538
Vail Resorts, Inc.	353	17,678
Domino's Pizza, Inc.	564	17,433
Cabela's, Inc.*	461	17,430
Warnaco Group, Inc.*	407	17,329
Cheesecake Factory, Inc.*	526	16,811
Tenneco, Inc.*	598	16,038
Express, Inc.*	879	15,971
Buffalo Wild Wings, Inc.*	183	15,855
Vitamin Shoppe, Inc.*	284	15,600
Pier 1 Imports, Inc.	949	15,591
HSN, Inc.	372	15,010
Hibbett Sports, Inc.*	259	14,947
Crocs, Inc.*	883	14,260
Genesco, Inc.*	237	14,256
Aeropostale, Inc.*	792	14,121
Men's Wearhouse, Inc.	497	13,986
Collective Brands, Inc.*	602	12,895
Strayer Education, Inc.	116	12,645
Live Nation Entertainment, Inc.*	1,370	12,576
MDC Holdings, Inc.	377	12,316
ANN, Inc.*	482	12,286
Lions Gate Entertainment Corp.*	828	12,204
Steven Madden Ltd.*	384	12,192
Jack in the Box, Inc.*	437	12,184
Iconix Brand Group, Inc.*	696	12,159
Cracker Barrel Old Country Store, Inc.	189	11,869
Gaylord Entertainment Co.*	305	11,760
Children's Place Retail Stores, Inc.*	234	11,660
Jos. A. Bank Clothiers, Inc.*	274	11,634
Select Comfort Corp.*	555	11,611
Bob Evans Farms, Inc.	286	11,497
Saks, Inc.*	1,078	11,481
Fifth & Pacific Companies, Inc.*	1,068	11,460
Meredith Corp.	358	11,434
Ryland Group, Inc.	439	11,229
Texas Roadhouse, Inc. — Class A	609	11,224
WMS Industries, Inc.*	540	10,774
Shutterfly, Inc.*	349	10,711
P.F. Chang's China Bistro, Inc.	207	10,654
Cooper Tire & Rubber Co.	607	10,647
Buckle, Inc.	268	10,605
New York Times Co. — Class A*	1,338	10,436
Finish Line, Inc. — Class A	499	10,434
Helen of Troy Ltd.*	307	10,404
Group 1 Automotive, Inc.	224	10,217
Regis Corp.	568	10,201
Monro Muffler Brake, Inc.	305	10,138
Hillenbrand, Inc.	541	9,944
Meritage Homes Corp.*	278	9,435
BJ's Restaurants, Inc.*	242	9,196
Valassis Communications, Inc.*	420	9,135
Francesca's Holdings Corp.*	337	9,102
Arbitron, Inc.	260	9,100
Matthews International Corp. — Class A	277	9,000
Lumber Liquidators Holdings, Inc.*	266	8,988
Penske Automotive Group, Inc.	417	8,857
National CineMedia, Inc.	553	8,389
Papa John's International, Inc.*	176	8,372
Zumiez, Inc.*	210	8,316
Grand Canyon Education, Inc.*	389	8,146
Cato Corp. — Class A	266	8,102
Marriott Vacations Worldwide Corp.*	260	8,055
Orient-Express Hotels Ltd. — Class A*	953	7,977
Peet's Coffee & Tea, Inc.*	132	7,925
Jones Group, Inc.	810	7,744
Skechers U.S.A., Inc. — Class A*	374	7,618
Sturm Ruger & Company, Inc.	186	7,468
KB Home	756	7,409
Shuffle Master, Inc.*	536	7,397
True Religion Apparel, Inc.	255	7,390
Churchill Downs, Inc.	124	7,290
Interval Leisure Group, Inc.	381	7,243
Ascent Capital Group, Inc. — Class A*	139	7,193
International Speedway Corp. — Class A	272	7,121
Scholastic Corp.	252	7,096
Steiner Leisure Ltd.*	151	7,008
American Axle & Manufacturing Holdings, Inc.*	658	6,902

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Consumer Discretionary - 9.7% (continued)
Standard Pacific Corp.*	1,067	$6,605
DineEquity, Inc.*	147	6,562
CEC Entertainment, Inc.	180	6,547
Asbury Automotive Group, Inc.*	273	6,467
Columbia Sportswear Co.	118	6,327
La-Z-Boy, Inc.*	503	6,182
Oxford Industries, Inc.	137	6,124
K12, Inc.*	262	6,105
iRobot Corp.*	272	6,025
Office Depot, Inc.*	2,786	6,018
Knology, Inc.*	304	5,979
Sonic Corp.*	594	5,952
Pinnacle Entertainment, Inc.*	618	5,945
Dorman Products, Inc.*	236	5,921
Belo Corp. — Class A	917	5,904
Ameristar Casinos, Inc.	320	5,686
American Public Education, Inc.*	176	5,632
AFC Enterprises, Inc.*	239	5,530
Fred's, Inc. — Class A	358	5,474
Stage Stores, Inc.	298	5,459
Brown Shoe Company, Inc.	418	5,396
Sonic Automotive, Inc. — Class A	390	5,331
Core-Mark Holding Company, Inc.	110	5,295
Drew Industries, Inc.*	189	5,264
Smith & Wesson Holding Corp.*	632	5,252
Stewart Enterprises, Inc. — Class A	729	5,205
Pep Boys-Manny Moe & Jack	523	5,178
LeapFrog Enterprises, Inc. — Class A*	490	5,027
American Greetings Corp. — Class A	340	4,972
Meritor, Inc.*	948	4,949
Lithia Motors, Inc. — Class A	210	4,841
Ethan Allen Interiors, Inc.	240	4,783
Scientific Games Corp. — Class A*	557	4,762
Arctic Cat, Inc.*	128	4,680
Maidenform Brands, Inc.*	233	4,641
Biglari Holdings, Inc.*	12	4,637
Barnes & Noble, Inc.*	278	4,576
Sinclair Broadcast Group, Inc. — Class A	496	4,494
Capella Education Co.*	128	4,449
Red Robin Gourmet Burgers, Inc.*	142	4,332
OfficeMax, Inc.*	846	4,281
Ruby Tuesday, Inc.*	626	4,263
Movado Group, Inc.	169	4,228
Denny's Corp.*	944	4,191
Blue Nile, Inc.*	140	4,159
Cost Plus, Inc.*	189	4,158
Vera Bradley, Inc.*	194	4,090
JAKKS Pacific, Inc.	255	4,083
Caesars Entertainment Corp.*	357	4,070
Hot Topic, Inc.	416	4,031
Harte-Hanks, Inc.	439	4,012
Boyd Gaming Corp.*	544	3,917
rue21, Inc.*	152	3,836
G-III Apparel Group Ltd.*	161	3,814
RadioShack Corp.	980	3,763
Callaway Golf Co.	633	3,741
Bridgepoint Education, Inc.*	171	3,728
Krispy Kreme Doughnuts, Inc.*	583	3,725
Multimedia Games Holding Company, Inc.*	264	3,696
Superior Industries International, Inc.	225	3,683
Tumi Holdings, Inc.*	210	3,675
Blyth, Inc.	102	3,525
Bravo Brio Restaurant Group, Inc.*	196	3,495
Cavco Industries, Inc.*	68	3,487
Career Education Corp.*	510	3,412
Amerigon, Inc.*	289	3,321
Mattress Firm Holding Corp.*	109	3,304
Digital Generation, Inc.*	266	3,290
National Presto Industries, Inc.	47	3,279
Beazer Homes USA, Inc.*	991	3,221
NutriSystem, Inc.	275	3,179
M/I Homes, Inc.*	183	3,170
Modine Manufacturing Co.*	454	3,146
Libbey, Inc.*	201	3,089
Shoe Carnival, Inc.	143	3,073
America's Car-Mart, Inc.*	79	3,069
Town Sports International Holdings, Inc.*	230	3,057
Quiksilver, Inc.*	1,281	2,985
Winnebago Industries, Inc.*	287	2,925
Destination Maternity Corp.	133	2,873
Hovnanian Enterprises, Inc. — Class A*	983	2,851
Universal Technical Institute, Inc.	210	2,837
EW Scripps Co. — Class A*	293	2,816
MDC Partners, Inc. — Class A	247	2,801
Wet Seal, Inc. — Class A*	883	2,790
Standard Motor Products, Inc.	197	2,774
Marcus Corp.	193	2,656
Caribou Coffee Company, Inc.*	204	2,634
Exide Technologies*	770	2,587
Carmike Cinemas, Inc.*	170	2,491
PetMed Express, Inc.	204	2,481
Fisher Communications, Inc.*	82	2,453
Perry Ellis International, Inc.*	116	2,407
Fuel Systems Solutions, Inc.*	144	2,403
Skullcandy, Inc.*	163	2,307
Ruth's Hospitality Group, Inc.*	346	2,284
Conn's, Inc.*	150	2,220
Corinthian Colleges, Inc.*	763	2,205
Citi Trends, Inc.*	142	2,192
Journal Communications, Inc. — Class A*	420	2,167
bebe stores, Inc.	363	2,131
Stein Mart, Inc.*	263	2,091
Haverty Furniture Companies, Inc.	187	2,089
World Wrestling Entertainment, Inc. — Class A	262	2,049
Fiesta Restaurant Group, Inc.*	154	2,037
Federal-Mogul Corp.*	180	1,980
CSS Industries, Inc.	95	1,952
Speedway Motorsports, Inc.	114	1,928
Black Diamond, Inc.*	203	1,918

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Consumer Discretionary - 9.7% (continued)
MarineMax, Inc.*	200	$1,902
Rentrak Corp.*	92	1,900
Universal Electronics, Inc.*	144	1,896
Stoneridge, Inc.*	274	1,866
Central European Media Enterprises Ltd. — Class A*	357	1,814
Education Management Corp.*	260	1,807
West Marine, Inc.*	153	1,798
Tuesday Morning Corp.*	411	1,763
hhgregg, Inc.*	154	1,742
Spartan Motors, Inc.	332	1,740
Talbots, Inc.*	688	1,734
VOXX International Corp. — Class A*	180	1,678
Benihana, Inc. — Class A	104	1,675
Steinway Musical Instruments, Inc.*	68	1,666
Cumulus Media, Inc. — Class A*	548	1,649
Mac-Gray Corp.	117	1,649
Kirkland's, Inc.*	142	1,598
Unifi, Inc.*	140	1,586
Weyco Group, Inc.	65	1,507
Casual Male Retail Group, Inc.*	412	1,496
Lincoln Educational Services Corp.	227	1,476
Tilly's, Inc. — Class A*	90	1,445
Body Central Corp.*	158	1,422
Entercom Communications Corp. — Class A*	236	1,421
Gordmans Stores, Inc.*	81	1,337
Carriage Services, Inc. — Class A	160	1,331
Luby's, Inc.*	196	1,313
Jamba, Inc.*	665	1,303
Vitacost.com, Inc.*	220	1,298
Hooker Furniture Corp.	110	1,297
Isle of Capri Casinos, Inc.*	202	1,246
McClatchy Co. — Class A*	564	1,241
Big 5 Sporting Goods Corp.	163	1,232
Systemax, Inc.*	104	1,229
Global Sources Ltd.*	185	1,221
Teavana Holdings, Inc.*	89	1,204
Kenneth Cole Productions, Inc. — Class A*	79	1,189
Saga Communications, Inc. — Class A*	32	1,188
RG Barry Corp.	86	1,169
Red Lion Hotels Corp.*	135	1,168
ReachLocal, Inc.*	104	1,144
Cherokee, Inc.	82	1,142
Lifetime Brands, Inc.	91	1,135
Bassett Furniture Industries, Inc.	110	1,134
Winmark Corp.	19	1,112
Johnson Outdoors, Inc. — Class A*	54	1,112
REX American Resources Corp.*	56	1,093
Ignite Restaurant Group, Inc.*	60	1,087
Einstein Noah Restaurant Group, Inc.	60	1,054
MTR Gaming Group, Inc.*	220	1,045
Morgans Hotel Group Co.*	221	1,039
Outdoor Channel Holdings, Inc.	141	1,031
Bon-Ton Stores, Inc.	125	976
Delta Apparel, Inc.*	69	943
Martha Stewart Living Omnimedia — Class A	274	932
Culp, Inc.	90	923
New York & Company, Inc.*	265	922
Sealy Corp.*	495	916
Carrols Restaurant Group, Inc.*	154	915
LIN TV Corp. — Class A*	294	888
Nathan's Famous, Inc.*	30	885
1-800-Flowers.com, Inc. — Class A*	253	883
Geeknet, Inc.*	44	872
Reading International, Inc. — Class A*	160	866
Daily Journal Corp.*	10	858
Frisch's Restaurants, Inc.	30	850
Orbitz Worldwide, Inc.*	224	818
Flexsteel Industries, Inc.	40	791
Overstock.com, Inc.*	114	788
K-Swiss, Inc. — Class A*	255	785
Monarch Casino & Resort, Inc.*	85	777
Collectors Universe, Inc.	50	734
Nexstar Broadcasting Group, Inc. — Class A*	107	721
Bluegreen Corp.*	140	694
Shiloh Industries, Inc.	60	690
Premier Exhibitions, Inc.*	250	675
Marine Products Corp.	106	644
Digital Domain Media Group, Inc.*	100	626
Entravision Communications Corp. — Class A	500	605
CafePress, Inc.*	40	595
Crown Media Holdings, Inc. — Class A*	339	593
US Auto Parts Network, Inc.*	141	589
Tower International, Inc.*	56	588
Salem Communications Corp. — Class A	100	547
Perfumania Holdings, Inc.*	50	415
National American University Holdings, Inc.	96	413
Orchard Supply Hardware Stores Corp. — Class A*	20	333
Beasley Broadcasting Group, Inc. — Class A*	40	236
Value Line, Inc.	13	155
Dial Global, Inc.*	43	143
Total Consumer Discretionary		1,558,689
Health Care - 9.5%
Pharmacyclics, Inc.*	534	29,161
Cepheid, Inc.*	644	28,818
HMS Holdings Corp.*	841	28,013
Questcor Pharmaceuticals, Inc.*	525	27,950
Vivus, Inc.*	973	27,769
athenahealth, Inc.*	349	27,631
Align Technology, Inc.*	709	23,722

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Health Care - 9.5% (continued)
Seattle Genetics, Inc.*	933	$23,688
Cubist Pharmaceuticals, Inc.*	617	23,389
WellCare Health Plans, Inc.*	421	22,313
HealthSouth Corp.*	938	21,818
Alkermes plc*	1,196	20,296
Arena Pharmaceuticals, Inc.*	1,931	19,271
Medicis Pharmaceutical Corp. — Class A	564	19,261
Owens & Minor, Inc.	626	19,174
Jazz Pharmaceuticals plc*	410	18,454
Haemonetics Corp.*	244	18,082
STERIS Corp.	567	17,786
West Pharmaceutical Services, Inc.	332	16,762
PAREXEL International Corp.*	584	16,487
ViroPharma, Inc.*	681	16,140
Centene Corp.*	508	15,321
Volcano Corp.*	523	14,984
Impax Laboratories, Inc.*	662	13,419
Theravance, Inc.*	595	13,221
MWI Veterinary Supply, Inc.*	127	13,052
Par Pharmaceutical Companies, Inc.*	356	12,866
Auxilium Pharmaceuticals, Inc.*	478	12,853
Immunogen, Inc.*	754	12,652
HeartWare International, Inc.*	141	12,521
Medicines Co.*	543	12,456
Air Methods Corp.*	126	12,379
Magellan Health Services, Inc.*	268	12,148
Cyberonics, Inc.*	270	12,134
Isis Pharmaceuticals, Inc.*	979	11,748
Chemed Corp.	189	11,422
Dendreon Corp.*	1,510	11,174
Masimo Corp.*	490	10,966
NuVasive, Inc.*	427	10,829
Neogen Corp.*	230	10,626
Quality Systems, Inc.	386	10,619
PSS World Medical, Inc.*	494	10,369
Ironwood Pharmaceuticals, Inc. — Class A*	738	10,170
Luminex Corp.*	407	9,967
Insulet Corp.*	465	9,937
Amsurg Corp. — Class A*	310	9,294
Acorda Therapeutics, Inc.*	390	9,188
Spectrum Pharmaceuticals, Inc.*	587	9,134
PDL BioPharma, Inc.	1,377	9,130
Nektar Therapeutics*	1,122	9,055
MAKO Surgical Corp.*	351	8,989
Akorn, Inc.*	562	8,863
DexCom, Inc.*	675	8,748
Hanger, Inc.*	330	8,461
Endologix, Inc.*	540	8,338
Wright Medical Group, Inc.*	386	8,241
Meridian Bioscience, Inc.	400	8,184
NxStage Medical, Inc.*	481	8,062
ArthroCare Corp.*	275	8,052
Exelixis, Inc.*	1,453	8,035
Abaxis, Inc.*	213	7,881
Halozyme Therapeutics, Inc.*	882	7,815
CONMED Corp.	282	7,803
InterMune, Inc.*	645	7,708
MedAssets, Inc.*	567	7,626
ABIOMED, Inc.*	332	7,576
Idenix Pharmaceuticals, Inc.*	733	7,550
Orthofix International N.V.*	181	7,466
Analogic Corp.	120	7,440
Dynavax Technologies Corp.*	1,712	7,396
IPC The Hospitalist Company, Inc.*	161	7,297
NPS Pharmaceuticals, Inc.*	846	7,284
Optimer Pharmaceuticals, Inc.*	460	7,139
Integra LifeSciences Holdings Corp.*	191	7,101
Medidata Solutions, Inc.*	217	7,089
Molina Healthcare, Inc.*	289	6,780
Team Health Holdings, Inc.*	277	6,673
Rigel Pharmaceuticals, Inc.*	697	6,482
ICU Medical, Inc.*	118	6,299
Bio-Reference Labs, Inc.*	238	6,255
Momenta Pharmaceuticals, Inc.*	459	6,206
Conceptus, Inc.*	308	6,105
Accretive Health, Inc.*	556	6,094
Exact Sciences Corp.*	557	5,971
Computer Programs & Systems, Inc.	104	5,951
Merit Medical Systems, Inc.*	417	5,759
Cantel Medical Corp.	204	5,559
Landauer, Inc.	93	5,332
OraSure Technologies, Inc.*	473	5,317
Alnylam Pharmaceuticals, Inc.*	454	5,298
Genomic Health, Inc.*	157	5,244
AVANIR Pharmaceuticals, Inc. — Class A*	1,329	5,210
Greatbatch, Inc.*	228	5,178
Kindred Healthcare, Inc.*	523	5,141
Neurocrine Biosciences, Inc.*	649	5,134
Emeritus Corp.*	305	5,133
MModal, Inc.*	388	5,036
HealthStream, Inc.*	192	4,992
Omnicell, Inc.*	330	4,831
Opko Health, Inc.*	1,048	4,821
Invacare Corp.	309	4,768
Accuray, Inc.*	697	4,767
Ensign Group, Inc.	166	4,693
AVEO Pharmaceuticals, Inc.*	383	4,657
Sequenom, Inc.*	1,120	4,547
Affymax, Inc.*	352	4,534
National Healthcare Corp.	99	4,478
Lexicon Pharmaceuticals, Inc.*	1,950	4,388
Quidel Corp.*	275	4,312
Sunrise Senior Living, Inc.*	574	4,184
Curis, Inc.*	772	4,169
Metropolitan Health Networks, Inc.*	432	4,134
Acadia Healthcare Company, Inc.*	230	4,034
eResearchTechnology, Inc.*	489	3,907
ZIOPHARM Oncology, Inc.*	652	3,879
SciClone Pharmaceuticals, Inc.*	553	3,877

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Health Care - 9.5% (continued)
Emergent Biosolutions, Inc.*	254	$3,848
Santarus, Inc.*	541	3,836
Universal American Corp.*	364	3,833
ExamWorks Group, Inc.*	287	3,797
Spectranetics Corp.*	332	3,791
Synageva BioPharma Corp.*	90	3,650
Amedisys, Inc.*	293	3,648
MAP Pharmaceuticals, Inc.*	243	3,640
Navidea Biopharmaceuticals, Inc.*	950	3,534
Hi-Tech Pharmacal Company, Inc.*	109	3,532
Select Medical Holdings Corp.*	343	3,468
Triple-S Management Corp. — Class B*	188	3,437
Arqule, Inc.*	578	3,428
Natus Medical, Inc.*	286	3,323
Atrion Corp.	16	3,280
Orexigen Therapeutics, Inc.*	592	3,280
Antares Pharma, Inc.*	897	3,265
Threshold Pharmaceuticals, Inc.*	440	3,256
Achillion Pharmaceuticals, Inc.*	525	3,255
Affymetrix, Inc.*	691	3,241
BioScrip, Inc.*	435	3,232
Tornier N.V.*	144	3,228
PharMerica Corp.*	293	3,200
AMAG Pharmaceuticals, Inc.*	207	3,188
Depomed, Inc.*	551	3,135
Aegerion Pharmaceuticals, Inc.*	209	3,102
Symmetry Medical, Inc.*	360	3,089
Array BioPharma, Inc.*	875	3,036
Fluidigm Corp.*	201	3,023
Celldex Therapeutics, Inc.*	579	3,005
Clovis Oncology, Inc.*	138	2,992
Capital Senior Living Corp.*	280	2,968
Corvel Corp.*	60	2,940
Progenics Pharmaceuticals, Inc.*	297	2,905
Ligand Pharmaceuticals, Inc. — Class B*	171	2,897
US Physical Therapy, Inc.	113	2,874
Pacira Pharmaceuticals, Inc.*	179	2,871
AngioDynamics, Inc.*	238	2,858
Enzon Pharmaceuticals, Inc.*	415	2,851
Sangamo Biosciences, Inc.*	511	2,821
Obagi Medical Products, Inc.*	182	2,779
Staar Surgical Co.*	353	2,743
Vanguard Health Systems, Inc.*	307	2,729
Cambrex Corp.*	289	2,719
Vical, Inc.*	745	2,682
Raptor Pharmaceutical Corp.*	478	2,672
SurModics, Inc.*	154	2,664
Oncothyreon, Inc.*	565	2,644
Assisted Living Concepts, Inc. — Class A	185	2,631
Healthways, Inc.*	328	2,617
LHC Group, Inc.*	154	2,612
Infinity Pharmaceuticals, Inc.*	191	2,590
MannKind Corp.*	1,102	2,524
Unilife Corp.*	724	2,447
AMN Healthcare Services, Inc.*	403	2,390
Endocyte, Inc.*	289	2,376
Immunomedics, Inc.*	646	2,306
Geron Corp.*	1,299	2,234
Omeros Corp.*	220	2,200
XenoPort, Inc.*	352	2,126
Cadence Pharmaceuticals, Inc.*	587	2,096
Sun Healthcare Group, Inc.*	248	2,076
RTI Biologics, Inc.*	552	2,076
Dyax Corp.*	973	2,072
Gentiva Health Services, Inc.*	299	2,072
XOMA Corp.*	670	2,010
Vascular Solutions, Inc.*	160	2,010
Synta Pharmaceuticals Corp.*	365	1,997
Medtox Scientific, Inc.*	73	1,968
Rockwell Medical Technologies, Inc.*	207	1,927
OncoGenex Pharmaceutical, Inc.*	143	1,922
BioCryst Pharmaceuticals, Inc.*	482	1,918
Corcept Therapeutics, Inc.*	426	1,913
Astex Pharmaceuticals*	911	1,904
Cynosure, Inc. — Class A*	90	1,904
Synergy Pharmaceuticals, Inc.*	400	1,900
Vocera Communications, Inc.*	70	1,875
Young Innovations, Inc.	54	1,862
Almost Family, Inc.*	81	1,810
NewLink Genetics Corp.*	120	1,798
Osiris Therapeutics, Inc.*	162	1,777
Novavax, Inc.*	1,138	1,775
Solta Medical, Inc.*	604	1,770
IRIS International, Inc.*	156	1,763
Cerus Corp.*	529	1,756
Pain Therapeutics, Inc.*	374	1,754
Providence Service Corp.*	126	1,727
Palomar Medical Technologies, Inc.*	196	1,666
Merge Healthcare, Inc.*	578	1,653
Pozen, Inc.*	264	1,647
Amicus Therapeutics, Inc.*	299	1,645
Anika Therapeutics, Inc.*	120	1,631
Sagent Pharmaceuticals, Inc.*	90	1,627
Cardiovascular Systems, Inc.*	164	1,606
Maxygen, Inc.*	267	1,591
PhotoMedex, Inc.*	130	1,580
Furiex Pharmaceuticals, Inc.*	72	1,508
Epocrates, Inc.*	185	1,484
ImmunoCellular Therapeutics Ltd.*	390	1,463
Horizon Pharma, Inc.*	202	1,440
Cytori Therapeutics, Inc.*	533	1,439
CryoLife, Inc.*	270	1,412
Allos Therapeutics, Inc.*	787	1,409
Trius Therapeutics, Inc.*	241	1,388
Biotime, Inc.*	296	1,362
Exactech, Inc.*	81	1,358
AtriCure, Inc.*	141	1,355
Five Star Quality Care, Inc.*	421	1,292

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Health Care - 9.5% (continued)
Repligen Corp.*	300	$1,290
Greenway Medical Technologies*	78	1,272
Repros Therapeutics, Inc.*	140	1,271
Keryx Biopharmaceuticals, Inc.*	696	1,253
Integramed America, Inc.*	90	1,247
Hansen Medical, Inc.*	539	1,224
Vanda Pharmaceuticals, Inc.*	277	1,219
National Research Corp.	23	1,204
Skilled Healthcare Group, Inc. — Class A*	186	1,168
Cross Country Healthcare, Inc.*	267	1,167
Agenus, Inc.*	220	1,153
Dusa Pharmaceuticals, Inc.*	220	1,148
Targacept, Inc.*	267	1,148
Merrimack Pharmaceuticals, Inc.*	150	1,092
Chindex International, Inc.*	110	1,078
Ampio Pharmaceuticals, Inc.*	212	1,077
Rochester Medical Corp.*	100	1,076
Utah Medical Products, Inc.	30	1,006
Discovery Laboratories, Inc.*	430	998
SIGA Technologies, Inc.*	345	990
Alphatec Holdings, Inc.*	538	990
Codexis, Inc.*	259	969
Anacor Pharmaceuticals, Inc.*	145	941
BioDelivery Sciences International, Inc.*	210	941
Harvard Bioscience, Inc.*	247	931
Biospecifics Technologies Corp.*	49	920
GTx, Inc.*	260	918
Zeltiq Aesthetics, Inc.*	163	913
Zogenix, Inc.*	355	880
EnteroMedics, Inc.*	250	863
Derma Sciences, Inc.*	90	857
PDI, Inc.*	100	824
Pacific Biosciences of California, Inc.*	368	799
Cumberland Pharmaceuticals, Inc.*	120	775
Transcept Pharmaceuticals, Inc.*	125	775
Sunesis Pharmaceuticals, Inc.*	265	761
Sucampo Pharmaceuticals, Inc. — Class A*	106	745
BG Medicine, Inc.*	104	726
ChemoCentryx, Inc.*	48	720
Lannett Company, Inc.*	157	666
Coronado Biosciences, Inc.*	130	657
Verastem, Inc.*	62	632
Pernix Therapeutics Holdings*	84	612
Ventrus Biosciences, Inc.*	120	512
Cornerstone Therapeutics, Inc.*	80	506
Mediware Information Systems*	30	438
Acura Pharmaceuticals, Inc.*	118	371
Cempra, Inc.*	38	356
Supernus Pharmaceuticals, Inc.*	30	281
Biolase, Inc.*	1	2
Total Health Care		1,514,484
Energy - 4.2%
Dril-Quip, Inc.*	395	25,907
Energy XXI Bermuda Ltd.	776	24,280
Kodiak Oil & Gas Corp.*	2,587	21,238
Berry Petroleum Co. — Class A	518	20,543
Rosetta Resources, Inc.*	523	19,163
Oasis Petroleum, Inc.*	784	18,957
Lufkin Industries, Inc.	325	17,653
Helix Energy Solutions Group, Inc.*	1,040	17,066
Arch Coal, Inc.	2,080	14,331
Bristow Group, Inc.	350	14,235
Hornbeck Offshore Services, Inc.*	349	13,534
SemGroup Corp. — Class A*	409	13,059
McMoRan Exploration Co.*	999	12,657
Western Refining, Inc.	566	12,604
Stone Energy Corp.*	484	12,265
Targa Resources Corp.	285	12,170
Key Energy Services, Inc.*	1,482	11,263
Gulfport Energy Corp.*	542	11,181
Cloud Peak Energy, Inc.*	599	10,129
Bill Barrett Corp.*	471	10,089
Clean Energy Fuels Corp.*	645	9,998
Northern Oil and Gas, Inc.*	622	9,915
Carrizo Oil & Gas, Inc.*	389	9,145
Gulfmark Offshore, Inc. — Class A*	266	9,055
ION Geophysical Corp.*	1,295	8,534
Forest Oil Corp.*	1,160	8,503
Exterran Holdings, Inc.*	638	8,135
C&J Energy Services, Inc.*	439	8,122
Swift Energy Co.*	420	7,816
Comstock Resources, Inc.*	473	7,767
Contango Oil & Gas Co.*	128	7,578
GeoResources, Inc.*	203	7,432
Approach Resources, Inc.*	281	7,177
PDC Energy, Inc.*	289	7,086
Nordic American Tankers Ltd.	515	6,989
Ship Finance International Ltd.	443	6,924
Halcon Resources Corp.*	690	6,514
Quicksilver Resources, Inc.*	1,150	6,233
Magnum Hunter Resources Corp.*	1,442	6,028
OYO Geospace Corp.*	64	5,759
Crosstex Energy, Inc.	403	5,642
Hercules Offshore, Inc.*	1,554	5,501
TETRA Technologies, Inc.*	765	5,454
Parker Drilling Co.*	1,154	5,205
Newpark Resources, Inc.*	880	5,192
W&T Offshore, Inc.	337	5,156
Vaalco Energy, Inc.*	564	4,867
Pioneer Drilling Co.*	610	4,862
Rex Energy Corp.*	428	4,798
Rentech, Inc.*	2,245	4,625
Energy Partners Ltd.*	272	4,597
Resolute Energy Corp.*	475	4,546
Heckmann Corp.*	1,311	4,431
Solazyme, Inc.*	317	4,406
Forum Energy Technologies, Inc.*	220	4,332
CVR Energy, Inc.*	159	4,226
Gulf Island Fabrication, Inc.	138	3,893
PHI, Inc.*	132	3,671
Tesco Corp.*	297	3,564
Goodrich Petroleum Corp.*	252	3,493

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Energy - 4.2% (continued)
Penn Virginia Corp.	446	$3,274
Harvest Natural Resources, Inc.*	367	3,138
Basic Energy Services, Inc.*	302	3,117
Endeavour International Corp.*	369	3,100
FX Energy, Inc.*	514	3,058
Delek US Holdings, Inc.	168	2,955
Venoco, Inc.*	288	2,883
Matrix Service Co.*	252	2,860
Vantage Drilling Co.*	1,874	2,811
Teekay Tankers Ltd. — Class A	613	2,795
Petroquest Energy, Inc.*	558	2,790
Cal Dive International, Inc.*	945	2,741
Clayton Williams Energy, Inc.*	56	2,709
Overseas Shipholding Group, Inc.	242	2,689
BPZ Resources, Inc.*	1,021	2,583
Abraxas Petroleum Corp.*	806	2,571
Willbros Group, Inc.*	386	2,494
Triangle Petroleum Corp.*	429	2,394
Sanchez Energy Corp.*	114	2,371
GasLog Ltd.*	230	2,335
Scorpio Tankers, Inc.*	365	2,332
Midstates Petroleum Company, Inc.*	240	2,330
KiOR, Inc. — Class A*	258	2,309
Frontline Ltd.	506	2,307
Mitcham Industries, Inc.*	124	2,104
RigNet, Inc.*	118	2,052
Panhandle Oil and Gas, Inc. — Class A	68	2,050
Knightsbridge Tankers Ltd.	239	1,945
Uranium Energy Corp.*	833	1,908
Dawson Geophysical Co.*	78	1,858
Natural Gas Services Group, Inc.*	118	1,749
Warren Resources, Inc.*	705	1,692
Callon Petroleum Co.*	391	1,666
Apco Oil and Gas International, Inc.	90	1,625
Bonanza Creek Energy, Inc.*	94	1,563
Green Plains Renewable Energy, Inc.*	248	1,548
ATP Oil & Gas Corp.*	441	1,491
Matador Resources Co.*	135	1,450
Miller Energy Resources, Inc.*	288	1,440
TGC Industries, Inc.*	140	1,359
Evolution Petroleum Corp.*	158	1,318
Amyris, Inc.*	295	1,307
Bolt Technology Corp.	80	1,201
Synergy Resources Corp.*	380	1,170
Global Geophysical Services, Inc.*	188	1,151
Gastar Exploration Ltd.*	579	1,117
Patriot Coal Corp.*	910	1,110
Isramco, Inc.*	10	1,100
ZaZa Energy Corp.*	240	1,085
Saratoga Resources, Inc.*	180	1,058
CREDO Petroleum Corp.*	70	1,013
Gevo, Inc.*	202	1,004
Crimson Exploration, Inc.*	209	959
Uranerz Energy Corp.*	642	931
Westmoreland Coal Co.*	108	869
Adams Resources & Energy, Inc.	20	838
Voyager Oil & Gas, Inc.*	468	824
Alon USA Energy, Inc.	95	804
Forbes Energy Services Ltd.*	140	658
Union Drilling, Inc.*	136	609
Hallador Energy Co.	68	577
Ceres, Inc.*	58	525
Renewable Energy Group, Inc.*	67	498
Total Energy		673,667
Materials - 3.3%
Sensient Technologies Corp.	488	17,925
Olin Corp.	790	16,503
Eagle Materials, Inc.	441	16,467
Coeur d'Alene Mines Corp.*	878	15,418
HB Fuller Co.	486	14,920
Louisiana-Pacific Corp.*	1,346	14,644
Chemtura Corp.*	965	13,993
Hecla Mining Co.	2,801	13,305
Innophos Holdings, Inc.	216	12,195
PolyOne Corp.	879	12,025
Minerals Technologies, Inc.	174	11,098
Buckeye Technologies, Inc.	382	10,884
Worthington Industries, Inc.	513	10,500
Schweitzer-Mauduit International, Inc.	153	10,426
SunCoke Energy, Inc.*	683	10,005
Stillwater Mining Co.*	1,132	9,667
Kaiser Aluminum Corp.	185	9,590
Balchem Corp.	284	9,261
Resolute Forest Products*	790	9,148
Graphic Packaging Holding Co.*	1,642	9,031
Texas Industries, Inc.	222	8,660
Georgia Gulf Corp.	334	8,574
Globe Specialty Metals, Inc.	603	8,098
Stepan Co.	85	8,005
Calgon Carbon Corp.*	556	7,906
Clearwater Paper Corp.*	225	7,677
Gold Resource Corp.	295	7,667
American Vanguard Corp.	268	7,126
AMCOL International Corp.	248	7,021
Schnitzer Steel Industries, Inc. — Class A	250	7,005
Kraton Performance Polymers, Inc.*	317	6,945
PH Glatfelter Co.	420	6,875
Koppers Holdings, Inc.	202	6,868
Deltic Timber Corp.	111	6,769
Innospec, Inc.*	226	6,692
RTI International Metals, Inc.*	293	6,631
Boise, Inc.	985	6,481
AK Steel Holding Corp.	1,080	6,340
KapStone Paper and Packaging Corp.*	396	6,277
OM Group, Inc.*	320	6,080
Quaker Chemical Corp.	131	6,054
Haynes International, Inc.	118	6,011
McEwen Mining, Inc.*	1,935	5,824

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Materials - 3.3% (continued)
A. Schulman, Inc.	290	$5,757
LSB Industries, Inc.*	185	5,718
Myers Industries, Inc.	331	5,680
TPC Group, Inc.*	127	4,693
Materion Corp.	198	4,560
Flotek Industries, Inc.*	485	4,530
Horsehead Holding Corp.*	429	4,273
Neenah Paper, Inc.	158	4,217
Wausau Paper Corp.	433	4,213
Ferro Corp.*	851	4,085
Century Aluminum Co.*	506	3,709
Tredegar Corp.	239	3,480
Omnova Solutions, Inc.*	450	3,393
Hawkins, Inc.	87	3,322
Headwaters, Inc.*	597	3,075
Paramount Gold and Silver Corp.*	1,280	3,072
Zep, Inc.	217	2,979
Golden Star Resources Ltd.*	2,539	2,945
Universal Stainless & Alloy*	67	2,754
Zagg, Inc.*	252	2,749
Noranda Aluminum Holding Corp.	327	2,603
Zoltek Companies, Inc.*	267	2,411
ADA-ES, Inc.*	90	2,283
Landec Corp.*	251	2,149
US Antimony Corp.*	530	2,141
General Moly, Inc.*	659	2,069
FutureFuel Corp.	193	2,028
Arabian American Development Co.*	200	1,938
Gold Reserve, Inc. — Class A*	510	1,780
Metals USA Holdings Corp.*	111	1,766
AM Castle & Co.*	164	1,742
Vista Gold Corp.*	571	1,662
AEP Industries, Inc.*	38	1,655
Spartech Corp.*	301	1,556
Midway Gold Corp.*	1,115	1,550
Olympic Steel, Inc.	87	1,429
KMG Chemicals, Inc.	72	1,388
US Silica Holdings, Inc.*	115	1,295
Golden Minerals Co.*	281	1,267
UFP Technologies, Inc.*	50	845
GSE Holding, Inc.*	79	835
Revett Minerals, Inc.*	247	813
Chase Corp.	61	805
United States Lime & Minerals, Inc.*	17	793
Handy & Harman Ltd.*	53	714
Total Materials		527,312
Consumer Staples - 2.6%
United Natural Foods, Inc.*	479	26,277
Casey's General Stores, Inc.	377	22,239
TreeHouse Foods, Inc.*	357	22,237
Hain Celestial Group, Inc.*	358	19,704
Darling International, Inc.*	1,154	19,030
Harris Teeter Supermarkets, Inc.	431	17,667
Lancaster Colony Corp.	181	12,889
B&G Foods, Inc. — Class A	470	12,502
Smart, Inc.	182	12,287
Snyders-Lance, Inc.	433	10,925
SUPERVALU, Inc.	2,080	10,774
Sanderson Farms, Inc.	227	10,401
Universal Corp.	224	10,378
Elizabeth Arden, Inc.*	248	9,625
Boston Beer Company, Inc. — Class A*	76	9,196
Rite Aid Corp.*	6,476	9,066
Fresh Del Monte Produce, Inc.	377	8,848
J&J Snack Foods Corp.	149	8,806
Vector Group Ltd.	514	8,748
Post Holdings, Inc.*	270	8,303
Andersons, Inc.	186	7,935
Prestige Brands Holdings, Inc.*	490	7,747
WD-40 Co.	153	7,621
Spectrum Brands Holdings, Inc.*	224	7,296
Star Scientific, Inc.*	1,430	6,521
Cal-Maine Foods, Inc.	145	5,670
Tootsie Roll Industries, Inc.	232	5,536
Smart Balance, Inc.*	581	5,456
Weis Markets, Inc.	107	4,764
Pilgrim's Pride Corp.*	589	4,211
Central Garden and Pet Co. — Class A*	379	4,127
Susser Holdings Corp.*	109	4,052
Spartan Stores, Inc.	213	3,862
Diamond Foods, Inc.	212	3,782
Pantry, Inc.*	224	3,293
Coca-Cola Bottling Company Consolidated	50	3,214
Harbinger Group, Inc.*	401	3,124
Dole Food Company, Inc.*	349	3,064
Calavo Growers, Inc.	117	2,993
Alliance One International, Inc.*	855	2,958
Inter Parfums, Inc.	161	2,780
Village Super Market, Inc. — Class A	84	2,737
Medifast, Inc.*	134	2,637
Nash Finch Co.	118	2,535
Seneca Foods Corp. — Class A*	89	2,394
USANA Health Sciences, Inc.*	58	2,385
Schiff Nutrition International, Inc.*	130	2,334
Chiquita Brands International, Inc.*	448	2,240
Annie's, Inc.*	50	2,093
Ingles Markets, Inc. — Class A	124	1,988
Roundy's, Inc.	194	1,981
Chefs' Warehouse, Inc.*	108	1,949
Central European Distribution Corp.*	647	1,850
Nature's Sunshine Products, Inc.	111	1,676
National Beverage Corp.*	111	1,658
Revlon, Inc. — Class A*	107	1,523
John B Sanfilippo & Son, Inc.*	80	1,428
Omega Protein Corp.*	187	1,376
Nutraceutical International Corp.*	85	1,296
Limoneira Co.	79	1,281
Female Health Co.	192	1,127
Orchids Paper Products Co.	60	1,061
Oil-Dri Corporation of America	48	1,051

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 70.3% (continued)
Consumer Staples - 2.6% (continued)
Alico, Inc.	34	$1,038
Arden Group, Inc. — Class A	11	959
Synutra International, Inc.*	170	918
Craft Brew Alliance, Inc.*	102	834
Inventure Foods, Inc.*	130	819
Griffin Land & Nurseries, Inc.	28	784
Westway Group, Inc.*	120	719
Farmer Bros Co.*	65	517
Lifeway Foods, Inc.	40	415
Total Consumer Staples		417,511
Utilities - 2.6%
Cleco Corp.	600	25,097
Piedmont Natural Gas Company, Inc.	700	22,533
IDACORP, Inc.	494	20,787
WGL Holdings, Inc.	502	19,955
Southwest Gas Corp.	454	19,817
Portland General Electric Co.	739	19,702
UIL Holdings Corp.	500	17,930
New Jersey Resources Corp.	404	17,618
ALLETE, Inc.	371	15,508
Avista Corp.	574	15,325
PNM Resources, Inc.	779	15,222
UNS Energy Corp.	395	15,172
South Jersey Industries, Inc.	294	14,985
Atlantic Power Corp.	1,118	14,321
Black Hills Corp.	437	14,058
NorthWestern Corp.	358	13,139
El Paso Electric Co.	393	13,032
GenOn Energy, Inc.*	7,580	12,962
Northwest Natural Gas Co.	262	12,471
MGE Energy, Inc.	222	10,501
CH Energy Group, Inc.	146	9,591
Laclede Group, Inc.	223	8,878
Empire District Electric Co.	418	8,820
Otter Tail Corp.	358	8,187
California Water Service Group	408	7,536
American States Water Co.	188	7,441
Chesapeake Utilities Corp.	98	4,285
Ormat Technologies, Inc.	174	3,722
Unitil Corp.	139	3,684
SJW Corp.	138	3,313
Middlesex Water Co.	156	2,964
Connecticut Water Service, Inc.	85	2,463
York Water Co.	130	2,326
Artesian Resources Corp. — Class A	71	1,529
Delta Natural Gas Company, Inc.	70	1,521
Consolidated Water Company Ltd.	147	1,219
Genie Energy Ltd. — Class B	145	1,127
Cadiz, Inc.*	124	894
American DG Energy, Inc.*	240	545
Total Utilities		410,180
Telecommunication Services - 0.6%
AboveNet, Inc.*	230	19,320
Cogent Communications Group, Inc.*	460	8,855
Cincinnati Bell, Inc.*	1,935	7,199
Consolidated Communications Holdings, Inc.	298	4,410
Iridium Communications, Inc.*	483	4,328
Premiere Global Services, Inc.*	491	4,119
Neutral Tandem, Inc.*	276	3,638
Leap Wireless International, Inc.*	529	3,402
Vonage Holdings Corp.*	1,562	3,140
Shenandoah Telecommunications Co.	230	3,130
General Communication, Inc. — Class A*	358	2,975
SureWest Communications	141	2,971
Atlantic Tele-Network, Inc.	88	2,968
8x8, Inc.*	697	2,927
magicJack VocalTec Ltd.*	150	2,850
NTELOS Holdings Corp.	146	2,752
USA Mobility, Inc.	214	2,752
Hawaiian Telcom Holdco, Inc.*	100	1,951
Towerstream Corp.*	462	1,917
Primus Telecommunications Group, Inc.	120	1,868
Boingo Wireless, Inc.*	158	1,836
Cbeyond, Inc.*	266	1,801
Pendrell Corp.*	1,524	1,707
inContact, Inc.*	305	1,528
HickoryTech Corp.	132	1,467
IDT Corp. — Class B	145	1,422
Lumos Networks Corp.	148	1,399
Fairpoint Communications, Inc.*	203	1,248
ORBCOMM, Inc.*	347	1,131
Total Telecommunication Services		101,011
Total Common Stocks
(Cost $9,853,093)		11,238,918
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	17	–
Total Warrants
(Cost $–)		–
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12	108	42
Total Rights
(Cost $134)		42
CLOSED-END FUND† - 0.0%
Firsthand Technology Value Fund, Inc.*	80	1,413
Total Closed-End Fund
(Cost $1,523)		1,413

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 26.7%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$2,054,123	$2,054,123
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	876,010	876,010
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[3]	760,294	760,294
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	580,048	580,048
Total Repurchase Agreements
(Cost $4,270,475)		4,270,475
Total Investments - 97.0%
(Cost $14,125,225)		$15,510,848
Other Assets & Liabilities, net - 3.0%		487,811
Total Net Assets - 100.0%		$15,998,659

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,913,280)	24	$78,091

	Units
EQUITY INDEX SWAP AGREEMENTS††,4
Barclays Bank plc July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $1,938,641)	2,428	$54,918
Goldman Sachs International July 2012 Russell 2000 Index Swap, Terminating 07/27/12 (Notional Value $188,995)	237	8,012
Credit Suisse Capital, LLC July 2012 Russell 2000 Index Swap, Terminating 07/31/12 (Notional Value $796,240)	997	5,931
(Total Notional Value $2,923,876)		$68,861

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 78.9%
Information Technology - 15.6%
Apple, Inc.*	9,706	$5,668,303
Microsoft Corp.	77,575	2,373,019
International Business Machines Corp.	11,973	2,341,679
Google, Inc. — Class A*	2,643	1,533,125
Intel Corp.	52,194	1,390,970
Oracle Corp.	40,257	1,195,633
QUALCOMM, Inc.	17,784	990,212
Cisco Systems, Inc.	55,574	954,206
Visa, Inc. — Class A	5,170	639,166
EMC Corp.*	21,785	558,350
eBay, Inc.*	11,922	500,843
Mastercard, Inc. — Class A	1,105	475,272
Hewlett-Packard Co.	20,518	412,617
Accenture plc — Class A	6,682	401,522
Texas Instruments, Inc.	11,865	340,407
Automatic Data Processing, Inc.	5,069	282,141
Corning, Inc.	15,741	203,531
Yahoo!, Inc.*	12,644	200,155
Salesforce.com, Inc.*	1,431	197,850
Dell, Inc.*	15,428	193,159
Cognizant Technology Solutions Corp. — Class A*	3,153	189,180
Intuit, Inc.	3,039	180,365
Broadcom Corp. — Class A*	5,140	173,732
Adobe Systems, Inc.*	5,144	166,511
Citrix Systems, Inc.*	1,928	161,836
Applied Materials, Inc.	13,294	152,349
Motorola Solutions, Inc.	3,026	145,581
TE Connectivity Ltd.	4,428	141,297
Teradata Corp.*	1,746	125,729
NetApp, Inc.*	3,767	119,866
Analog Devices, Inc.	3,096	116,626
Altera Corp.	3,343	113,127
Red Hat, Inc.*	1,995	112,678
Xerox Corp.	13,987	110,078
Symantec Corp.*	7,478	109,254
Western Union Co.	6,364	107,170
Paychex, Inc.	3,348	105,161
Fiserv, Inc.*	1,410	101,830
CA, Inc.	3,671	99,447
Amphenol Corp. — Class A	1,684	92,485
SanDisk Corp.*	2,525	92,112
Xilinx, Inc.	2,727	91,545
Juniper Networks, Inc.*	5,492	89,575
NVIDIA Corp.*	6,425	88,794
KLA-Tencor Corp.	1,737	85,547
Fidelity National Information Services, Inc.	2,474	84,314
Autodesk, Inc.*	2,386	83,486
F5 Networks, Inc.*	826	82,237
Lam Research Corp.*	2,092	78,952
Linear Technology Corp.	2,382	74,628
Western Digital Corp.*	2,432	74,127
BMC Software, Inc.*	1,675	71,489
VeriSign, Inc.*	1,635	71,237
Microchip Technology, Inc.	2,002	66,226
Micron Technology, Inc.*	10,264	64,766
Akamai Technologies, Inc.*	1,864	59,182
Harris Corp.	1,179	49,341
Electronic Arts, Inc.*	3,300	40,755
Computer Sciences Corp.	1,611	39,985
Total System Services, Inc.	1,666	39,867
Jabil Circuit, Inc.	1,888	38,383
LSI Corp.*	5,899	37,577
Advanced Micro Devices, Inc.*	6,111	35,016
SAIC, Inc.	2,869	34,772
Molex, Inc.	1,421	34,019
FLIR Systems, Inc.	1,593	31,064
Teradyne, Inc.*	1,932	27,164
JDS Uniphase Corp.*	2,401	26,411
Lexmark International, Inc. — Class A	735	19,536
Total Information Technology		25,188,569
Financials - 11.4%
Wells Fargo & Co.	55,134	1,843,682
Berkshire Hathaway, Inc. — Class B*	18,248	1,520,605
JPMorgan Chase & Co.	39,489	1,410,942
Bank of America Corp.	111,807	914,581
Citigroup, Inc.	30,418	833,757
U.S. Bancorp	19,653	632,040
American Express Co.	10,388	604,684
Simon Property Group, Inc.	3,144	489,395
Goldman Sachs Group, Inc.	5,100	488,885
MetLife, Inc.	11,016	339,843
PNC Financial Services Group, Inc.	5,485	335,188
Capital One Financial Corp.	6,025	329,327
American Tower Corp. — Class A	4,084	285,512
Bank of New York Mellon Corp.	12,373	271,588
ACE Ltd.	3,515	260,566
Travelers Companies, Inc.	4,034	257,531
Prudential Financial, Inc.	4,865	235,612
Morgan Stanley	15,796	230,464
BlackRock, Inc. — Class A	1,333	226,370
State Street Corp.	5,064	226,057
BB&T Corp.	7,249	223,632
American International Group, Inc.*	6,633	212,853
Public Storage	1,472	212,571
Aflac, Inc.	4,845	206,349
Chubb Corp.	2,797	203,678
Equity Residential	3,120	194,564
HCP, Inc.	4,352	192,140
Discover Financial Services	5,503	190,294
Ventas, Inc.	2,996	189,108
CME Group, Inc. — Class A	689	184,728
Marsh & McLennan Companies, Inc.	5,658	182,357
Allstate Corp.	5,095	178,784
Boston Properties, Inc.	1,544	167,323
T. Rowe Price Group, Inc.	2,645	166,529
Franklin Resources, Inc.	1,464	162,489
Vornado Realty Trust	1,921	161,326
Prologis, Inc.	4,775	158,673

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 78.9% (continued)
Financials - 11.4% (continued)
Aon plc	3,387	$158,444
Charles Schwab Corp.	11,232	145,230
AvalonBay Communities, Inc.	986	139,499
SunTrust Banks, Inc.	5,584	135,300
Progressive Corp.	6,322	131,687
Loews Corp.	3,170	129,685
Health Care REIT, Inc.	2,215	129,135
Fifth Third Bancorp	9,548	127,943
Weyerhaeuser Co.	5,578	124,724
Ameriprise Financial, Inc.	2,270	118,630
Host Hotels & Resorts, Inc.	7,458	117,986
Northern Trust Corp.	2,504	115,234
M&T Bank Corp.	1,307	107,919
Invesco Ltd.	4,643	104,932
IntercontinentalExchange, Inc.*	755	102,665
Regions Financial Corp.	14,656	98,928
Principal Financial Group, Inc.	3,112	81,628
Hartford Financial Services Group, Inc.	4,571	80,587
Kimco Realty Corp.	4,220	80,307
SLM Corp.	5,060	79,493
KeyCorp	9,888	76,533
Moody's Corp.	2,055	75,110
XL Group plc — Class A	3,238	68,128
NYSE Euronext	2,634	67,378
Plum Creek Timber Company, Inc.	1,673	66,418
Lincoln National Corp.	2,961	64,757
Cincinnati Financial Corp.	1,689	64,300
Comerica, Inc.	2,037	62,556
Huntington Bancshares, Inc.	8,975	57,440
Unum Group	2,965	56,720
CBRE Group, Inc. — Class A*	3,400	55,624
Torchmark Corp.	1,023	51,713
Leucadia National Corp.	2,043	43,455
People's United Financial, Inc.	3,690	42,841
Zions Bancorporation	1,909	37,073
Apartment Investment & Management Co. — Class A	1,338	36,166
Hudson City Bancorp, Inc.	5,484	34,933
Legg Mason, Inc.	1,306	34,439
Assurant, Inc.	889	30,973
Genworth Financial, Inc. — Class A*	5,099	28,860
NASDAQ OMX Group, Inc.	1,267	28,723
First Horizon National Corp.	2,621	22,672
E*TRADE Financial Corp.*	2,639	21,218
Federated Investors, Inc. — Class B	954	20,845
Total Financials		18,382,858
Health Care - 9.5%
Johnson & Johnson	28,496	1,925,191
Pfizer, Inc.	77,695	1,786,985
Merck & Company, Inc.	31,558	1,317,547
Abbott Laboratories	16,324	1,052,408
Bristol-Myers Squibb Co.	17,525	630,024
UnitedHealth Group, Inc.	10,762	629,577
Amgen, Inc.	8,065	589,067
Express Scripts Holding Co.*	8,360	466,739
Eli Lilly & Co.	10,595	454,631
Medtronic, Inc.	10,798	418,206
Gilead Sciences, Inc.*	7,852	402,650
Biogen Idec, Inc.*	2,487	359,073
Baxter International, Inc.	5,715	303,752
Allergan, Inc.	3,191	295,391
Celgene Corp.*	4,566	292,955
Covidien plc	5,004	267,714
McKesson Corp.	2,444	229,125
Intuitive Surgical, Inc.*	409	226,500
WellPoint, Inc.	3,435	219,119
Thermo Fisher Scientific, Inc.	3,805	197,517
Alexion Pharmaceuticals, Inc.*	1,985	197,111
Stryker Corp.	3,359	185,081
Becton Dickinson and Co.	2,102	157,125
Cardinal Health, Inc.	3,585	150,570
Agilent Technologies, Inc.	3,602	141,342
Aetna, Inc.	3,607	139,843
Cigna Corp.	2,990	131,560
Humana, Inc.	1,695	131,261
St. Jude Medical, Inc.	3,259	130,067
Cerner Corp.*	1,523	125,891
Edwards Lifesciences Corp.*	1,194	123,340
Zimmer Holdings, Inc.	1,822	117,264
Perrigo Co.	974	114,864
AmerisourceBergen Corp. — Class A	2,603	102,428
Quest Diagnostics, Inc.	1,640	98,236
Watson Pharmaceuticals, Inc.*	1,317	97,445
Forest Laboratories, Inc.*	2,751	96,257
DaVita, Inc.*	967	94,969
Mylan, Inc.*	4,438	94,840
CR Bard, Inc.	871	93,580
Laboratory Corporation of America Holdings*	1,000	92,610
Boston Scientific Corp.*	14,827	84,069
Life Technologies Corp.*	1,842	82,872
Waters Corp.*	920	73,112
Varian Medical Systems, Inc.*	1,160	70,493
Hospira, Inc.*	1,708	59,746
CareFusion Corp.*	2,300	59,064
DENTSPLY International, Inc.	1,468	55,505
Coventry Health Care, Inc.	1,481	47,081
Patterson Companies, Inc.	904	31,161
PerkinElmer, Inc.	1,182	30,496
Tenet Healthcare Corp.*	4,298	22,522
Total Health Care		15,295,976
Consumer Staples - 8.9%
Coca-Cola Co.	23,410	1,830,428
Procter & Gamble Co.	28,420	1,740,725
Philip Morris International, Inc.	17,693	1,543,891
Wal-Mart Stores, Inc.	17,904	1,248,267
PepsiCo, Inc.	16,231	1,146,882
Altria Group, Inc.	21,108	729,281
Kraft Foods, Inc. — Class A	18,398	710,532
CVS Caremark Corp.	13,292	621,135
Colgate-Palmolive Co.	4,951	515,399
Costco Wholesale Corp.	4,484	425,980
Kimberly-Clark Corp.	4,064	340,441

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 78.9% (continued)
Consumer Staples - 8.9% (continued)
Walgreen Co.	8,947	$264,652
General Mills, Inc.	6,715	258,796
Archer-Daniels-Midland Co.	6,829	201,592
Sysco Corp.	6,076	181,126
HJ Heinz Co.	3,321	180,596
Lorillard, Inc.	1,356	178,924
Mead Johnson Nutrition Co. — Class A	2,118	170,520
Whole Foods Market, Inc.	1,698	161,853
Reynolds American, Inc.	3,441	154,398
Kroger Co.	5,816	134,873
Estee Lauder Companies, Inc. — Class A	2,340	126,641
Kellogg Co.	2,561	126,334
Hershey Co.	1,577	113,591
Monster Beverage Corp.*	1,590	113,208
ConAgra Foods, Inc.	4,303	111,577
Beam, Inc.	1,626	101,609
Brown-Forman Corp. — Class B	1,027	99,465
Clorox Co.	1,354	98,111
Dr Pepper Snapple Group, Inc.	2,186	95,638
JM Smucker Co.	1,172	88,509
Coca-Cola Enterprises, Inc.	3,112	87,260
McCormick & Company, Inc.	1,380	83,697
Avon Products, Inc.	4,476	72,556
Molson Coors Brewing Co. — Class B	1,635	68,032
Campbell Soup Co.	1,840	61,419
Tyson Foods, Inc. — Class A	2,994	56,377
Constellation Brands, Inc. — Class A*	1,678	45,407
Safeway, Inc.	2,490	45,194
Hormel Foods Corp.	1,424	43,318
Dean Foods Co.*	1,918	32,664
Total Consumer Staples		14,410,898
Consumer Discretionary - 8.6%
McDonald's Corp.	10,540	933,106
Walt Disney Co.	18,541	899,239
Comcast Corp. — Class A	27,969	894,169
Amazon.com, Inc.*	3,744	854,942
Home Depot, Inc.	15,878	841,375
News Corp. — Class A	21,862	487,304
Starbucks Corp.	7,865	419,362
Target Corp.	6,856	398,951
Time Warner, Inc.	9,960	383,460
Ford Motor Co.	39,593	379,697
Lowe's Companies, Inc.	12,207	347,167
Priceline.com, Inc.*	517	343,557
NIKE, Inc. — Class B	3,797	333,301
DIRECTV — Class A*	6,799	331,927
TJX Companies, Inc.	7,686	329,960
Yum! Brands, Inc.	4,772	307,412
Time Warner Cable, Inc.	3,240	266,004
Viacom, Inc. — Class B	5,480	257,670
CBS Corp. — Class B	6,722	220,347
Johnson Controls, Inc.	7,060	195,633
Coach, Inc.	2,985	174,563
Carnival Corp.	4,703	161,171
Bed Bath & Beyond, Inc.*	2,413	149,123
Macy's, Inc.	4,291	147,396
Ross Stores, Inc.	2,336	145,930
Discovery Communications, Inc. — Class A*	2,641	142,614
Omnicom Group, Inc.	2,826	137,344
McGraw-Hill Companies, Inc.	2,906	130,770
Dollar Tree, Inc.*	2,408	129,550
Chipotle Mexican Grill, Inc. — Class A*	334	126,903
VF Corp.	896	119,571
Mattel, Inc.	3,528	114,449
Kohl's Corp.	2,485	113,043
O'Reilly Automotive, Inc.*	1,313	109,990
Harley-Davidson, Inc.	2,401	109,798
Starwood Hotels & Resorts Worldwide, Inc.	2,042	108,308
Marriott International, Inc. — Class A	2,749	107,761
Limited Brands, Inc.	2,503	106,453
AutoZone, Inc.*	281	103,175
Genuine Parts Co.	1,617	97,424
The Gap, Inc.	3,451	94,419
Staples, Inc.	7,149	93,295
Ralph Lauren Corp. — Class A	664	93,000
Wynn Resorts Ltd.	811	84,117
Nordstrom, Inc.	1,654	82,187
Family Dollar Stores, Inc.	1,210	80,441
Wyndham Worldwide Corp.	1,513	79,796
BorgWarner, Inc.*	1,177	77,199
Tiffany & Co.	1,313	69,523
Darden Restaurants, Inc.	1,331	67,389
CarMax, Inc.*	2,361	61,244
Best Buy Company, Inc.	2,880	60,365
Scripps Networks Interactive, Inc. — Class A	966	54,927
Newell Rubbermaid, Inc.	3,006	54,529
DR Horton, Inc.	2,911	53,504
Lennar Corp. — Class A	1,691	52,269
Interpublic Group of Companies, Inc.	4,592	49,823
Whirlpool Corp.	801	48,989
H&R Block, Inc.	3,047	48,691
International Game Technology	3,067	48,305
Expedia, Inc.	932	44,801
TripAdvisor, Inc.*	988	44,154
Hasbro, Inc.	1,212	41,050
Fossil, Inc.*	536	41,025
Apollo Group, Inc. — Class A*	1,110	40,171
Netflix, Inc.*	575	39,370
PulteGroup, Inc.*	3,497	37,418
Gannett Company, Inc.	2,438	35,912
JC Penney Company, Inc.	1,518	35,385
Urban Outfitters, Inc.*	1,148	31,673
Leggett & Platt, Inc.	1,453	30,702
Goodyear Tire & Rubber Co.*	2,530	29,879
Cablevision Systems Corp. — Class A	2,224	29,557

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 78.9% (continued)
Consumer Discretionary - 8.6% (continued)
Abercrombie & Fitch Co. — Class A	857	$29,258
Harman International Industries, Inc.	730	28,908
Big Lots, Inc.*	663	27,044
GameStop Corp. — Class A	1,354	24,859
Sears Holdings Corp.*	392	23,402
DeVry, Inc.	606	18,768
Washington Post Co. — Class B	43	16,074
AutoNation, Inc.*	426	15,029
Total Consumer Discretionary		13,978,370
Energy - 8.5%
Exxon Mobil Corp.	48,512	4,151,172
Chevron Corp.	20,469	2,159,480
Schlumberger Ltd.	13,829	897,640
ConocoPhillips	13,116	732,922
Occidental Petroleum Corp.	8,416	721,840
Apache Corp.	4,055	356,394
Anadarko Petroleum Corp.	5,180	342,916
National Oilwell Varco, Inc.	4,414	284,438
Halliburton Co.	9,576	271,863
EOG Resources, Inc.	2,800	252,308
Devon Energy Corp.	4,197	243,384
Phillips 66*	6,484	215,528
Spectra Energy Corp.	6,772	196,795
Marathon Oil Corp.	7,315	187,045
Williams Companies, Inc.	6,488	186,984
Baker Hughes, Inc.	4,546	186,841
Kinder Morgan, Inc.	5,241	168,865
Marathon Petroleum Corp.	3,532	158,657
Noble Energy, Inc.	1,840	156,069
Valero Energy Corp.	5,736	138,524
Hess Corp.	3,148	136,781
Chesapeake Energy Corp.	6,868	127,745
Southwestern Energy Co.*	3,607	115,172
Pioneer Natural Resources Co.	1,273	112,291
Cameron International Corp.*	2,548	108,825
Range Resources Corp.	1,679	103,880
Murphy Oil Corp.	2,015	101,334
FMC Technologies, Inc.*	2,476	97,133
Cabot Oil & Gas Corp.	2,173	85,616
Noble Corp.*	2,614	85,033
Equities Corp.	1,548	83,019
CONSOL Energy, Inc.	2,359	71,336
Peabody Energy Corp.	2,821	69,171
Denbury Resources, Inc.*	4,057	61,301
QEP Resources, Inc.	1,845	55,295
Sunoco, Inc.	1,096	52,060
Helmerich & Payne, Inc.	1,106	48,089
Nabors Industries Ltd.*	3,013	43,387
Diamond Offshore Drilling, Inc.	722	42,692
Rowan Companies plc — Class A*	1,287	41,609
Newfield Exploration Co.*	1,398	40,975
Tesoro Corp.*	1,453	36,267
WPX Energy, Inc.*	2,062	33,363
Alpha Natural Resources, Inc.*	2,287	19,920
Total Energy		13,781,959
Industrials - 8.3%
General Electric Co.	109,925	2,290,837
United Parcel Service, Inc. — Class B	9,955	784,055
United Technologies Corp.	9,451	713,835
3M Co.	7,198	644,941
Union Pacific Corp.	4,937	589,033
Boeing Co.	7,775	577,683
Caterpillar, Inc.	6,767	574,586
Honeywell International, Inc.	8,075	450,908
Emerson Electric Co.	7,607	354,333
Deere & Co.	4,129	333,912
Danaher Corp.	5,971	310,969
FedEx Corp.	3,267	299,290
Illinois Tool Works, Inc.	4,958	262,229
Tyco International Ltd.	4,804	253,891
Precision Castparts Corp.	1,505	247,557
General Dynamics Corp.	3,739	246,624
Norfolk Southern Corp.	3,376	242,296
CSX Corp.	10,782	241,086
Lockheed Martin Corp.	2,762	240,515
Raytheon Co.	3,460	195,801
Cummins, Inc.	1,988	192,657
Northrop Grumman Corp.	2,608	166,364
Goodrich Corp.	1,300	164,970
Waste Management, Inc.	4,805	160,487
PACCAR, Inc.	3,700	145,003
Eaton Corp.	3,502	138,784
Ingersoll-Rand plc	3,101	130,800
Fastenal Co.	3,069	123,711
Parker Hannifin Corp.	1,566	120,394
WW Grainger, Inc.	624	119,334
Stanley Black & Decker, Inc.	1,773	114,110
Cooper Industries plc	1,648	112,361
Dover Corp.	1,905	102,127
Roper Industries, Inc.	1,013	99,862
CH Robinson Worldwide, Inc.	1,690	98,916
Rockwell Automation, Inc.	1,476	97,505
Fluor Corp.	1,752	86,444
Republic Services, Inc. — Class A	3,264	86,365
Expeditors International of Washington, Inc.	2,193	84,979
Stericycle, Inc.*	885	81,128
Rockwell Collins, Inc.	1,508	74,420
L-3 Communications Holdings, Inc.	1,000	74,010
Southwest Airlines Co.	7,967	73,456
Textron, Inc.	2,897	72,048
Pall Corp.	1,205	66,046
Flowserve Corp.	562	64,490
Joy Global, Inc.	1,098	62,290
Iron Mountain, Inc.	1,778	58,603
Equifax, Inc.	1,242	57,878
Quanta Services, Inc.*	2,211	53,219
Masco Corp.	3,708	51,430
Jacobs Engineering Group, Inc.*	1,341	50,770
Xylem, Inc.	1,922	48,377
Cintas Corp.	1,136	43,861
Robert Half International, Inc.	1,477	42,198
Snap-on, Inc.	598	37,226

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 78.9% (continued)
Industrials - 8.3% (continued)
Dun & Bradstreet Corp.	485	$34,517
Pitney Bowes, Inc.	2,082	31,167
Avery Dennison Corp.	1,070	29,254
RR Donnelley & Sons Co.	1,866	21,963
Ryder System, Inc.	531	19,121
First Solar, Inc.*	607	9,141
Total Industrials		13,356,167
Utilities - 2.9%
Southern Co.	9,015	417,395
Exelon Corp.	8,844	332,711
Dominion Resources, Inc.	5,928	320,112
Duke Energy Corp.	13,880	320,073
NextEra Energy, Inc.	4,326	297,672
FirstEnergy Corp.	4,337	213,337
American Electric Power Company, Inc.	5,027	200,577
PG&E Corp.	4,380	198,283
Consolidated Edison, Inc.	3,034	188,684
Progress Energy, Inc.	3,065	184,421
Sempra Energy	2,483	171,029
Public Service Enterprise Group, Inc.	5,246	170,495
PPL Corp.	6,016	167,305
Edison International	3,375	155,925
Xcel Energy, Inc.	5,048	143,414
Northeast Utilities	3,248	126,055
Entergy Corp.	1,832	124,374
DTE Energy Co.	1,759	104,361
Wisconsin Energy Corp.	2,389	94,533
CenterPoint Energy, Inc.	4,428	91,527
ONEOK, Inc.	2,158	91,305
AES Corp.*	6,686	85,782
Ameren Corp.	2,520	84,521
NiSource, Inc.	2,943	72,839
CMS Energy Corp.	2,702	63,497
Pinnacle West Capital Corp.	1,139	58,932
SCANA Corp.	1,210	57,886
AGL Resources, Inc.	1,212	46,965
Pepco Holdings, Inc.	2,360	46,185
Integrys Energy Group, Inc.	808	45,951
NRG Energy, Inc.*	2,356	40,900
TECO Energy, Inc.	2,238	40,418
Total Utilities		4,757,464
Materials - 2.7%
EI du Pont de Nemours & Co.	9,721	491,591
Monsanto Co.	5,530	457,773
Dow Chemical Co.	12,402	390,663
Praxair, Inc.	3,099	336,954
Freeport-McMoRan Copper & Gold, Inc.	9,848	335,522
Newmont Mining Corp.	5,142	249,438
Ecolab, Inc.	3,034	207,920
Air Products & Chemicals, Inc.	2,187	176,557
Mosaic Co.	3,088	169,099
PPG Industries, Inc.	1,578	167,457
CF Industries Holdings, Inc.	682	132,131
International Paper Co.	4,531	130,991
Nucor Corp.	3,285	124,502
Sherwin-Williams Co.	888	117,527
Alcoa, Inc.	11,063	96,801
Sigma-Aldrich Corp.	1,249	92,339
FMC Corp.	1,420	75,942
Cliffs Natural Resources, Inc.	1,475	72,703
Eastman Chemical Co.	1,428	71,928
Ball Corp.	1,619	66,460
Airgas, Inc.	720	60,487
Vulcan Materials Co.	1,335	53,013
MeadWestvaco Corp.	1,786	51,348
International Flavors & Fragrances, Inc.	838	45,922
Allegheny Technologies, Inc.	1,105	35,238
Bemis Company, Inc.	1,071	33,565
Owens-Illinois, Inc.*	1,711	32,800
Sealed Air Corp.	2,011	31,050
United States Steel Corp.	1,495	30,797
Titanium Metals Corp.	853	9,647
Total Materials		4,348,165
Telecommunication Services - 2.5%
AT&T, Inc.	60,833	2,169,304
Verizon Communications, Inc.	29,474	1,309,825
CenturyLink, Inc.	6,443	254,434
Crown Castle International Corp.*	2,671	156,681
Sprint Nextel Corp.*	31,116	101,438
Windstream Corp.	6,100	58,926
Frontier Communications Corp.	10,364	39,694
MetroPCS Communications, Inc.*	3,053	18,471
Total Telecommunication Services		4,108,773
Total Common Stocks
(Cost $91,133,625)		127,609,199

	Face Amount
REPURCHASE AGREEMENTS††,1 - 20.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$15,723,428	15,723,428
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	6,890,064	6,890,064
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	6,705,484	6,705,484
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	4,440,021	4,440,021
Total Repurchase Agreements
(Cost $33,758,997)		33,758,997
Total Investments - 99.8%
(Cost $124,892,622)		$161,368,196
Other Assets & Liabilities, net - 0.2%		366,512
Total Net Assets - 100.0%		$161,734,708

S&P 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED† (continued)
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $16,694,175)	246	$544,205

	Units
EQUITY INDEX SWAP AGREEMENTS††,3
Credit Suisse Capital, LLC July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $13,169,450)	9,668	$321,064
Goldman Sachs International July 2012 S&P 500 Index Swap, Terminating 07/27/12 (Notional Value $1,506,149)	1,106	45,247
Barclays Bank plc July 2012 S&P 500 Index Swap, Terminating 07/31/12 (Notional Value $1,141,761)	838	27,789
(Total Notional Value $15,817,360)		$394,100

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 87.7%
Health Care - 21.2%
Alexion Pharmaceuticals, Inc.*	14,200	$1,410,060
Biogen Idec, Inc.*	8,129	1,173,665
Intuitive Surgical, Inc.*	2,031	1,124,748
Express Scripts Holding Co.*	18,524	1,034,194
Perrigo Co.	8,469	998,748
Edwards Lifesciences Corp.*	9,520	983,416
Gilead Sciences, Inc.*	19,009	974,782
Celgene Corp.*	14,671	941,291
Mylan, Inc.*	41,950	896,472
CR Bard, Inc.	7,580	814,395
UnitedHealth Group, Inc.	13,820	808,470
Abbott Laboratories	11,600	747,852
Laboratory Corporation of America Holdings*	8,052	745,696
DaVita, Inc.*	7,150	702,202
Amgen, Inc.	9,140	667,586
Cerner Corp.*	7,532	622,595
Varian Medical Systems, Inc.*	9,980	606,485
Zimmer Holdings, Inc.	9,420	606,271
Stryker Corp.	10,090	555,959
Life Technologies Corp.*	12,153	546,763
Watson Pharmaceuticals, Inc.*	7,290	539,387
Quest Diagnostics, Inc.	8,940	535,506
Baxter International, Inc.	9,740	517,681
Waters Corp.*	6,487	515,522
Becton Dickinson and Co.	6,820	509,795
Allergan, Inc.	5,336	493,954
St. Jude Medical, Inc.	12,151	484,946
Johnson & Johnson	5,570	376,309
Total Health Care		20,934,750
Consumer Discretionary - 20.3%
Priceline.com, Inc.*	1,831	1,216,735
Dollar Tree, Inc.*	21,252	1,143,358
Ross Stores, Inc.	18,113	1,131,519
Amazon.com, Inc.*	4,616	1,054,064
Discovery Communications, Inc. — Class A*	19,453	1,050,462
AutoZone, Inc.*	2,768	1,016,327
Chipotle Mexican Grill, Inc. — Class A*	2,567	975,332
O'Reilly Automotive, Inc.*	11,611	972,653
Scripps Networks Interactive, Inc. — Class A	15,844	900,890
Netflix, Inc.*	13,155	900,723
DIRECTV — Class A*	18,077	882,519
TJX Companies, Inc.	19,638	843,059
Family Dollar Stores, Inc.	12,025	799,422
Coach, Inc.	13,557	792,813
DeVry, Inc.	22,820	706,736
Apollo Group, Inc. — Class A*	18,192	658,368
Bed Bath & Beyond, Inc.*	9,363	578,633
Fossil, Inc.*	7,380	564,865
Yum! Brands, Inc.	8,397	540,935
Wynn Resorts Ltd.	4,831	501,071
Ralph Lauren Corp. — Class A	3,415	478,305
McDonald's Corp.	5,299	469,120
Viacom, Inc. — Class B	9,738	457,881
NIKE, Inc. — Class B	4,610	404,666
Starbucks Corp.	6,476	345,300
VF Corp.	2,300	306,935
Tiffany & Co.	5,566	294,720
Total Consumer Discretionary		19,987,411
Information Technology - 18.4%
Apple, Inc.*	2,589	1,511,976
Visa, Inc. — Class A	10,227	1,264,365
Salesforce.com, Inc.*	7,145	987,867
Red Hat, Inc.*	17,158	969,084
Google, Inc. — Class A*	1,419	823,120
F5 Networks, Inc.*	8,038	800,263
Cognizant Technology Solutions Corp. — Class A*	13,075	784,500
Mastercard, Inc. — Class A	1,815	780,650
Lam Research Corp.*	19,000	717,060
Teradata Corp.*	9,815	706,778
Intuit, Inc.	11,753	697,541
KLA-Tencor Corp.	13,989	688,958
Broadcom Corp. — Class A*	20,133	680,495
Citrix Systems, Inc.*	7,996	671,184
Altera Corp.	19,807	670,269
QUALCOMM, Inc.	10,539	586,812
Fiserv, Inc.*	7,920	571,982
Amphenol Corp. — Class A	10,208	560,623
Microchip Technology, Inc.	16,586	548,665
SanDisk Corp.*	14,013	511,194
Oracle Corp.	16,582	492,485
Automatic Data Processing, Inc.	8,720	485,355
NetApp, Inc.*	14,733	468,804
International Business Machines Corp.	2,277	445,336
Xilinx, Inc.	12,829	430,670
Akamai Technologies, Inc.*	11,939	379,063
Total Information Technology		18,235,099
Industrials - 6.7%
Stericycle, Inc.*	10,999	1,008,278
WW Grainger, Inc.	3,015	576,589
Lockheed Martin Corp.	6,430	559,924
Deere & Co.	6,372	515,304
Union Pacific Corp.	4,160	496,330
CH Robinson Worldwide, Inc.	8,430	493,408
Dun & Bradstreet Corp.	6,660	473,992
United Parcel Service, Inc. — Class B	5,980	470,985
Pall Corp.	7,690	421,489
Roper Industries, Inc.	3,880	382,490
First Solar, Inc.*	23,995	361,365
Goodrich Corp.	2,774	352,021
Rockwell Automation, Inc.	4,607	304,338
Joy Global, Inc.	3,970	225,218
Total Industrials		6,641,731
Consumer Staples - 6.4%
Monster Beverage Corp.*	13,200	939,839
PepsiCo, Inc.	11,570	817,536
Philip Morris International, Inc.	8,642	754,101
Coca-Cola Co.	8,650	676,344
Hershey Co.	7,910	569,757
Colgate-Palmolive Co.	5,110	531,951

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 87.7% (continued)
Consumer Staples - 6.4% (continued)
Kimberly-Clark Corp.	5,980	$500,945
Mead Johnson Nutrition Co. — Class A	5,950	479,035
Brown-Forman Corp. — Class B	4,131	400,087
Estee Lauder Companies, Inc. — Class A	6,524	353,079
Kellogg Co.	6,990	344,817
Total Consumer Staples		6,367,491
Materials - 6.0%
Newmont Mining Corp.	16,275	789,500
FMC Corp.	11,958	639,514
CF Industries Holdings, Inc.	3,000	581,220
Sherwin-Williams Co.	4,370	578,370
Ecolab, Inc.	8,210	562,631
Sigma-Aldrich Corp.	7,364	544,421
PPG Industries, Inc.	5,050	535,906
International Flavors & Fragrances, Inc.	9,615	526,902
Cliffs Natural Resources, Inc.	9,620	474,170
Praxair, Inc.	3,480	378,380
Monsanto Co.	3,900	322,842
Total Materials		5,933,856
Financials - 4.2%
IntercontinentalExchange, Inc.*	7,504	1,020,394
American Tower Corp. — Class A	11,611	811,725
Aflac, Inc.	13,780	586,890
Franklin Resources, Inc.	5,280	586,027
BlackRock, Inc. — Class A	2,760	468,703
T. Rowe Price Group, Inc.	5,920	372,723
Ventas, Inc.	5,546	350,064
Total Financials		4,196,526
Energy - 3.6%
Southwestern Energy Co.*	18,508	590,961
Diamond Offshore Drilling, Inc.	9,369	553,989
EOG Resources, Inc.	5,070	456,858
Peabody Energy Corp.	15,743	386,018
Pioneer Natural Resources Co.	4,148	365,895
Cameron International Corp.*	8,241	351,973
Helmerich & Payne, Inc.	7,580	329,578
Cabot Oil & Gas Corp.	7,390	291,166
Schlumberger Ltd.	4,350	282,359
Total Energy		3,608,797
Telecommunication Services - 0.9%
Crown Castle International Corp.*	15,760	924,482
Total Common Stocks
(Cost $73,516,341)		86,830,143
	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$259,997	259,997
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	110,879	110,879
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	73,419	73,419
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	65,306	65,306
Total Repurchase Agreements
(Cost $509,601)		509,601
Total Investments - 88.2%
(Cost $74,025,942)		$87,339,744
Other Assets & Liabilities, net - 11.8%		11,670,647
Total Net Assets - 100.0%		$99,010,391

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 38.2%
American International Group, Inc.*	8,672	$278,285
Hartford Financial Services Group, Inc.	9,677	170,606
Bank of America Corp.	18,570	151,903
Lincoln National Corp.	6,760	147,841
Allstate Corp.	4,103	143,974
Genworth Financial, Inc. — Class A*	24,059	136,174
Hudson City Bancorp, Inc.	20,044	127,680
Morgan Stanley	8,476	123,665
MetLife, Inc.	3,996	123,277
Citigroup, Inc.	4,428	121,371
SunTrust Banks, Inc.	4,510	109,278
Prudential Financial, Inc.	2,112	102,284
Capital One Financial Corp.	1,827	99,864
XL Group plc — Class A	4,720	99,309
JPMorgan Chase & Co.	2,699	96,435
Goldman Sachs Group, Inc.	900	86,274
Regions Financial Corp.	12,507	84,422
Bank of New York Mellon Corp.	3,790	83,190
Principal Financial Group, Inc.	3,160	82,887
Unum Group	4,307	82,393
Assurant, Inc.	2,335	81,351
E*TRADE Financial Corp.*	9,212	74,064
Legg Mason, Inc.	2,678	70,619
KeyCorp	8,930	69,118
Loews Corp.	1,600	65,456
Cincinnati Financial Corp.	1,636	62,283
ACE Ltd.	740	54,856
Comerica, Inc.	1,780	54,664
Ameriprise Financial, Inc.	1,000	52,260
PNC Financial Services Group, Inc.	853	52,127
Leucadia National Corp.	2,320	49,346
BB&T Corp.	1,446	44,609
Fifth Third Bancorp	3,325	44,555
Weyerhaeuser Co.	1,902	42,529
Wells Fargo & Co.	1,270	42,469
Huntington Bancshares, Inc.	6,480	41,472
CME Group, Inc. — Class A	140	37,536
Torchmark Corp.	732	37,003
SLM Corp.	2,276	35,756
NASDAQ OMX Group, Inc.	1,532	34,730
First Horizon National Corp.	3,980	34,427
NYSE Euronext	1,159	29,647
Total Financials		3,561,989
Energy - 10.7%
Valero Energy Corp.	7,191	173,662
Sunoco, Inc.	3,415	162,213
Marathon Petroleum Corp.	3,288	147,697
Marathon Oil Corp.	5,556	142,067
Tesoro Corp.*	4,956	123,702
Murphy Oil Corp.	1,300	65,377
ConocoPhillips	1,056	59,009
Hess Corp.	1,215	52,792
Phillips 66*	1,023	34,005
Nabors Industries Ltd.*	1,658	23,875
Alpha Natural Resources, Inc.*	1,757	15,303
Total Energy		999,702
Consumer Discretionary - 10.5%
Whirlpool Corp.	3,369	206,047
Sears Holdings Corp.*	2,488	148,533
Best Buy Company, Inc.	4,530	94,949
Gannett Company, Inc.	6,406	94,360
GameStop Corp. — Class A	4,595	84,364
Washington Post Co. — Class B	206	77,007
Ford Motor Co.	7,190	68,952
Staples, Inc.	5,010	65,381
JC Penney Company, Inc.	1,960	45,688
Johnson Controls, Inc.	1,370	37,963
AutoNation, Inc.*	895	31,576
Goodyear Tire & Rubber Co.*	2,502	29,549
Total Consumer Discretionary		984,369
Consumer Staples - 9.2%
Dean Foods Co.*	11,253	191,638
Archer-Daniels-Midland Co.	5,030	148,486
Tyson Foods, Inc. — Class A	6,593	124,146
Safeway, Inc.	5,838	105,959
Kroger Co.	4,040	93,688
CVS Caremark Corp.	1,373	64,161
Walgreen Co.	1,754	51,883
Molson Coors Brewing Co. — Class B	948	39,446
Sysco Corp.	1,292	38,515
Total Consumer Staples		857,922
Information Technology - 8.6%
Computer Sciences Corp.	8,300	206,006
Jabil Circuit, Inc.	5,112	103,927
Micron Technology, Inc.*	14,160	89,350
Xerox Corp.	9,776	76,937
SAIC, Inc.	6,220	75,386
Western Digital Corp.*	1,920	58,521
Hewlett-Packard Co.	2,660	53,493
Harris Corp.	1,142	47,793
Lexmark International, Inc. — Class A	1,410	37,478
Corning, Inc.	2,560	33,101
Dell, Inc.*	1,914	23,963
Total Information Technology		805,955
Health Care - 6.7%
Tenet Healthcare Corp.*	28,240	147,978
McKesson Corp.	1,083	101,530
Coventry Health Care, Inc.	3,014	95,815
AmerisourceBergen Corp. — Class A	2,410	94,834
Cardinal Health, Inc.	2,250	94,500
Cigna Corp.	1,250	55,000
PerkinElmer, Inc.	1,540	39,732
Total Health Care		629,389
Industrials - 6.4%
L-3 Communications Holdings, Inc.	1,408	104,205
Northrop Grumman Corp.	1,487	94,856
Southwest Airlines Co.	9,500	87,589
RR Donnelley & Sons Co.	6,919	81,437
Avery Dennison Corp.	2,760	75,458
Ingersoll-Rand plc	1,170	49,351

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 6.4% (continued)
Jacobs Engineering Group, Inc.*	1,195	$45,243
Textron, Inc.	1,580	39,295
Ryder System, Inc.	653	23,515
Total Industrials		600,949
Materials - 3.9%
Alcoa, Inc.	9,591	83,921
United States Steel Corp.	2,747	56,588
Sealed Air Corp.	3,506	54,133
Owens-Illinois, Inc.*	2,650	50,801
International Paper Co.	1,540	44,521
Dow Chemical Co.	1,299	40,919
Bemis Company, Inc.	1,089	34,129
Total Materials		365,012
Utilities - 3.2%
NRG Energy, Inc.*	6,890	119,610
Edison International	1,130	52,206
Pepco Holdings, Inc.	2,662	52,095
Integrys Energy Group, Inc.	657	37,364
DTE Energy Co.	576	34,174
Total Utilities		295,449
Telecommunication Services - 2.1%
Sprint Nextel Corp.*	32,165	104,857
MetroPCS Communications, Inc.*	5,670	34,304
CenturyLink, Inc.	810	31,987
Frontier Communications Corp.	6,260	23,976
Total Telecommunication Services		195,124
Total Common Stocks
(Cost $7,465,620)		9,295,860

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$29,523	29,523
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	12,590	12,590
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	8,336	8,336
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	7,415	7,415
Total Repurchase Agreements
(Cost $57,864)		57,864
Total Investments - 100.1%
(Cost $7,523,484)		$9,353,724
Other Assets & Liabilities, net - (0.1)%		(7,565)
Total Net Assets - 100.0%		$9,346,159

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 101.6%
Health Care - 25.1%
Regeneron Pharmaceuticals, Inc.*	65,207	$7,447,944
Catalyst Health Solutions, Inc.*	69,317	6,476,981
AMERIGROUP Corp.*	65,500	4,317,105
Gen-Probe, Inc.*	51,502	4,233,463
United Therapeutics Corp.*	75,048	3,705,870
MEDNAX, Inc.*	52,015	3,565,109
IDEXX Laboratories, Inc.*	31,598	3,037,516
Henry Schein, Inc.*	35,700	2,802,093
Bio-Rad Laboratories, Inc. — Class A*	27,774	2,777,678
Cooper Companies, Inc.	29,169	2,326,519
Techne Corp.	29,971	2,223,848
HMS Holdings Corp.*	66,400	2,211,784
Endo Health Solutions, Inc.*	70,717	2,190,812
Mettler-Toledo International, Inc.*	13,753	2,143,405
Thoratec Corp.*	62,125	2,086,158
ResMed, Inc.*	64,258	2,004,850
Medicis Pharmaceutical Corp. — Class A	55,917	1,909,566
Covance, Inc.*	31,571	1,510,672
Allscripts Healthcare Solutions, Inc.*	72,760	795,267
Total Health Care		57,766,640
Information Technology - 22.5%
Equinix, Inc.*	34,480	6,056,412
Alliance Data Systems Corp.*	34,539	4,662,766
Wright Express Corp.*	49,069	3,028,539
Rackspace Hosting, Inc.*	67,535	2,967,488
Informatica Corp.*	67,556	2,861,671
Concur Technologies, Inc.*	39,715	2,704,592
Silicon Laboratories, Inc.*	71,066	2,693,401
FactSet Research Systems, Inc.	26,684	2,480,011
Global Payments, Inc.	56,935	2,461,300
ANSYS, Inc.*	38,838	2,451,066
VeriFone Systems, Inc.*	56,305	1,863,132
Semtech Corp.*	74,680	1,816,218
Solera Holdings, Inc.	42,525	1,777,120
Rovi Corp.*	87,166	1,710,197
ACI Worldwide, Inc.*	36,659	1,620,694
MICROS Systems, Inc.*	28,857	1,477,478
ADTRAN, Inc.	47,947	1,447,520
Jack Henry & Associates, Inc.	39,609	1,367,303
Zebra Technologies Corp. — Class A*	39,505	1,357,392
Gartner, Inc.*	27,348	1,177,331
Riverbed Technology, Inc.*	67,975	1,097,796
NeuStar, Inc. — Class A*	31,356	1,047,290
Trimble Navigation Ltd.*	20,187	928,804
Advent Software, Inc.*	33,733	914,502
Total Information Technology		51,970,023
Consumer Discretionary - 20.5%
ITT Educational Services, Inc.*	84,327	5,122,865
Strayer Education, Inc.	40,445	4,409,314
Under Armour, Inc. — Class A*	41,860	3,954,932
Carter's, Inc.*	70,828	3,725,553
Tractor Supply Co.	40,144	3,334,361
PVH Corp.	42,034	3,269,825
PetSmart, Inc.	47,444	3,234,732
Panera Bread Co. — Class A*	22,060	3,076,046
Advance Auto Parts, Inc.	44,999	3,069,832
LKQ Corp.*	71,675	2,393,945
Polaris Industries, Inc.	33,453	2,391,220
Life Time Fitness, Inc.*	42,833	1,992,163
Tupperware Brands Corp.	35,567	1,947,649
Warnaco Group, Inc.*	44,817	1,908,308
Deckers Outdoor Corp.*	35,865	1,578,419
Tempur-Pedic International, Inc.*	54,779	1,281,281
Gentex Corp.	29,966	625,390
Total Consumer Discretionary		47,315,835
Industrials - 12.8%
Triumph Group, Inc.	62,378	3,510,010
Valmont Industries, Inc.	26,403	3,193,970
Watsco, Inc.	40,352	2,977,977
Alaska Air Group, Inc.*	74,231	2,664,893
Clean Harbors, Inc.*	45,773	2,582,513
Wabtec Corp.	25,800	2,012,658
Copart, Inc.*	84,600	2,004,174
J.B. Hunt Transport Services, Inc.	33,100	1,972,760
MSC Industrial Direct Company, Inc. — Class A	27,400	1,796,070
Woodward, Inc.	42,216	1,664,999
AMETEK, Inc.	31,050	1,549,706
Donaldson Company, Inc.	45,900	1,531,683
FTI Consulting, Inc.*	39,957	1,148,764
Gardner Denver, Inc.	16,089	851,269
Total Industrials		29,461,446
Materials - 8.0%
Royal Gold, Inc.	56,700	4,445,280
NewMarket Corp.	16,887	3,657,723
Rock-Tenn Co. — Class A	48,734	2,658,440
Compass Minerals International, Inc.	32,120	2,450,114
Albemarle Corp.	30,684	1,829,994
Aptargroup, Inc.	35,300	1,802,065
Intrepid Potash, Inc.*	70,100	1,595,476
Total Materials		18,439,092
Energy - 5.6%
Dresser-Rand Group, Inc.*	40,713	1,813,356
CARBO Ceramics, Inc.	22,145	1,699,186
Dril-Quip, Inc.*	25,420	1,667,298
Bill Barrett Corp.*	76,421	1,636,939
Cimarex Energy Co.	28,002	1,543,470
Oceaneering International, Inc.	29,885	1,430,296
Oil States International, Inc.*	21,529	1,425,220
Northern Oil and Gas, Inc.*	68,046	1,084,653
SM Energy Co.	13,885	681,892
Total Energy		12,982,310
Financials - 4.0%
Signature Bank*	37,601	2,292,533
Taubman Centers, Inc.	21,520	1,660,483
Federal Realty Investment Trust	15,627	1,626,614
MSCI, Inc. — Class A*	43,389	1,476,094
Essex Property Trust, Inc.	7,192	1,106,993
Home Properties, Inc.	18,000	1,104,480
Total Financials		9,267,197
Consumer Staples - 3.1%
Lancaster Colony Corp.	31,800	2,264,478
Ingredion, Inc.	40,654	2,013,186
Church & Dwight Company, Inc.	26,750	1,483,823
Green Mountain Coffee Roasters, Inc.*	63,432	1,381,549
Total Consumer Staples		7,143,036
Total Common Stocks
(Cost $195,739,714)		234,345,579

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$710,304	$710,304
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	302,919	302,919
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	200,577	200,577
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	178,414	178,414
Total Repurchase Agreements
(Cost $1,392,214)		1,392,214
Total Investments - 102.2%
(Cost $197,131,928)		$235,737,793
Other Assets & Liabilities, net - (2.2)%		(5,184,777)
Total Net Assets - 100.0%		$230,553,016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.8%
Financials - 30.3%
First American Financial Corp.	15,628	$265,050
Protective Life Corp.	6,354	186,871
Astoria Financial Corp.	16,209	158,847
Hanover Insurance Group, Inc.	3,772	147,598
Reinsurance Group of America, Inc. — Class A	2,608	138,771
Aspen Insurance Holdings Ltd.	4,730	136,697
Old Republic International Corp.	13,992	115,994
Kemper Corp.	3,737	114,913
BancorpSouth, Inc.	7,558	109,742
Everest Re Group Ltd.	1,048	108,458
StanCorp Financial Group, Inc.	2,791	103,714
Fidelity National Financial, Inc. — Class A	4,974	95,799
Jefferies Group, Inc.	7,040	91,450
American Financial Group, Inc.	2,316	90,857
Washington Federal, Inc.	4,564	77,086
TCF Financial Corp.	6,460	74,161
Apollo Investment Corp.	9,628	73,943
HCC Insurance Holdings, Inc.	2,256	70,838
First Niagara Financial Group, Inc.	8,924	68,269
Janus Capital Group, Inc.	8,410	65,766
Associated Banc-Corp.	4,180	55,134
International Bancshares Corp.	2,511	49,015
New York Community Bancorp, Inc.	3,890	48,742
WR Berkley Corp.	1,053	40,983
Fulton Financial Corp.	3,280	32,767
Total Financials		2,521,465
Industrials - 21.4%
Exelis, Inc.	22,910	225,893
ITT Corp.	11,370	200,112
JetBlue Airways Corp.*	34,096	180,709
Huntington Ingalls Industries, Inc.*	4,270	171,825
URS Corp.	4,615	160,972
Oshkosh Corp.*	7,210	151,049
General Cable Corp.*	5,280	136,963
Con-way, Inc.	2,436	87,964
AECOM Technology Corp.*	4,976	81,855
Manpower, Inc.	2,058	75,426
UTI Worldwide, Inc.	5,140	75,095
Terex Corp.*	3,520	62,762
Brink's Co.	2,136	49,512
KBR, Inc.	1,899	46,924
Harsco Corp.	2,124	43,287
AGCO Corp.*	760	34,755
Total Industrials		1,785,103
Consumer Discretionary - 13.1%
Collective Brands, Inc.*	10,821	231,785
Regis Corp.	5,227	93,877
Barnes & Noble, Inc.*	5,353	88,111
Valassis Communications, Inc.*	3,710	80,693
Office Depot, Inc.*	35,920	77,587
Scholastic Corp.	2,708	76,257
New York Times Co. — Class A*	9,300	72,540
Thor Industries, Inc.	2,470	67,703
KB Home	6,849	67,120
Mohawk Industries, Inc.*	815	56,911
Saks, Inc.*	5,010	53,357
Bob Evans Farms, Inc.	1,176	47,275
Wendy's Co.	9,255	43,684
RadioShack Corp.	10,456	40,151
Total Consumer Discretionary		1,097,051
Information Technology - 13.0%
Ingram Micro, Inc. — Class A*	9,704	169,529
Avnet, Inc.*	4,963	153,158
Tech Data Corp.*	2,955	142,342
Arrow Electronics, Inc.*	3,931	128,976
Itron, Inc.*	1,940	80,006
Tellabs, Inc.	22,963	76,467
MEMC Electronic Materials, Inc.*	34,490	74,843
Vishay Intertechnology, Inc.*	7,850	74,026
CoreLogic, Inc.*	3,077	56,340
International Rectifier Corp.*	2,490	49,775
Monster Worldwide, Inc.*	4,770	40,545
Fairchild Semiconductor International, Inc. — Class A*	2,730	38,493
Total Information Technology		1,084,500
Health Care - 7.4%
Community Health Systems, Inc.*	9,557	267,882
Owens & Minor, Inc.	3,365	103,070
Health Net, Inc.*	3,715	90,163
LifePoint Hospitals, Inc.*	1,737	71,182
Health Management Associates, Inc. — Class A*	5,790	45,452
Omnicare, Inc.	1,190	37,164
Total Health Care		614,913
Materials - 5.6%
Ashland, Inc.	955	66,191
Commercial Metals Co.	5,076	64,160
Worthington Industries, Inc.	2,756	56,414
Louisiana-Pacific Corp.*	5,070	55,162
Steel Dynamics, Inc.	4,670	54,873
Reliance Steel & Aluminum Co.	1,013	51,157
Cabot Corp.	985	40,090
Cytec Industries, Inc.	680	39,875
Greif, Inc. — Class A	960	39,360
Total Materials		467,282
Consumer Staples - 3.1%
Smithfield Foods, Inc.*	5,020	108,583
Universal Corp.	2,294	106,281
Harris Teeter Supermarkets, Inc.	1,098	45,007
Total Consumer Staples		259,871
Energy - 2.7%
HollyFrontier Corp.	2,745	97,255
World Fuel Services Corp.	2,220	84,427
Quicksilver Resources, Inc.*	4,210	22,818
Arch Coal, Inc.	2,540	17,500
Patriot Coal Corp.*	3,830	4,673
Total Energy		226,673
Utilities - 2.1%
UGI Corp.	1,577	46,411
Great Plains Energy, Inc.	2,126	45,518
N.V. Energy, Inc.	2,508	44,091
Atmos Energy Corp.	1,216	42,645
Total Utilities		178,665
Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	4,145	88,247
Total Common Stocks
(Cost $6,764,208)		8,323,770

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$17,626	$17,626
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	7,517	7,517
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	4,977	4,977
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	4,427	4,427
Total Repurchase Agreements
(Cost $34,547)		34,547
Total Investments - 100.2%
(Cost $6,798,755)		$8,358,317
Other Assets & Liabilities, net - (0.2)%		(14,650)
Total Net Assets - 100.0%		$8,343,667

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 96.3%
Information Technology - 26.7%
Cirrus Logic, Inc.*	10,540	$314,935
Veeco Instruments, Inc.*	8,432	289,723
Sourcefire, Inc.*	4,699	241,529
Hittite Microwave Corp.*	3,813	194,921
CommVault Systems, Inc.*	3,846	190,646
OpenTable, Inc.*	4,210	189,492
CACI International, Inc. — Class A*	3,310	182,116
Exar Corp.*	21,993	179,463
MAXIMUS, Inc.	3,457	178,900
MicroStrategy, Inc. — Class A*	1,285	166,870
Power Integrations, Inc.	4,364	162,777
Blucora, Inc.*	12,315	151,721
Kulicke & Soffa Industries, Inc.*	16,854	150,338
Littelfuse, Inc.	2,595	147,629
Tyler Technologies, Inc.*	3,613	145,785
Rubicon Technology, Inc.*	13,401	136,690
Entropic Communications, Inc.*	24,001	135,366
Cymer, Inc.*	2,230	131,459
Synaptics, Inc.*	4,520	129,408
LogMeIn, Inc.*	4,140	126,353
Volterra Semiconductor Corp.*	5,340	125,223
DTS, Inc.*	4,572	119,238
Ebix, Inc.	5,828	116,269
OSI Systems, Inc.*	1,770	112,112
Cognex Corp.	3,385	107,135
LivePerson, Inc.*	5,436	103,610
Interactive Intelligence Group, Inc.*	3,448	97,268
NetScout Systems, Inc.*	4,493	97,004
Websense, Inc.*	4,848	90,803
Manhattan Associates, Inc.*	1,830	83,649
MTS Systems Corp.	2,151	82,921
Opnet Technologies, Inc.	2,943	78,254
NETGEAR, Inc.*	2,264	78,130
Stamps.com, Inc.*	3,117	76,896
JDA Software Group, Inc.*	2,545	75,561
GT Advanced Technologies, Inc.*	13,844	73,096
Liquidity Services, Inc.*	1,426	72,997
Cabot Microelectronics Corp.	2,383	69,607
j2 Global, Inc.	2,560	67,635
Forrester Research, Inc.	1,987	67,280
ViaSat, Inc.*	1,779	67,193
comScore, Inc.*	3,814	62,778
Blackbaud, Inc.	2,317	59,477
FARO Technologies, Inc.*	1,362	57,313
Ceva, Inc.*	2,380	41,912
Synchronoss Technologies, Inc.*	2,265	41,835
Total Information Technology		5,671,317
Health Care - 23.1%
MWI Veterinary Supply, Inc.*	3,044	312,832
NuVasive, Inc.*	11,294	286,415
Medidata Solutions, Inc.*	7,631	249,304
ICU Medical, Inc.*	3,935	210,050
Questcor Pharmaceuticals, Inc.*	3,910	208,168
Haemonetics Corp.*	2,753	204,025
Cyberonics, Inc.*	4,325	194,366
Neogen Corp.*	4,145	191,499
IPC The Hospitalist Company, Inc.*	4,208	190,707
Air Methods Corp.*	1,939	190,507
Magellan Health Services, Inc.*	4,080	184,946
Hi-Tech Pharmacal Company, Inc.*	5,452	176,645
Medicines Co.*	7,695	176,523
Computer Programs & Systems, Inc.	3,080	176,238
Corvel Corp.*	3,586	175,714
Chemed Corp.	2,885	174,369
Momenta Pharmaceuticals, Inc.*	12,272	165,917
Cubist Pharmaceuticals, Inc.*	4,325	163,961
Landauer, Inc.	2,626	150,549
Analogic Corp.	2,208	136,896
Spectrum Pharmaceuticals, Inc.*	8,620	134,127
Ensign Group, Inc.	4,730	133,717
Quality Systems, Inc.	4,133	113,699
Luminex Corp.*	4,606	112,801
ViroPharma, Inc.*	4,643	110,039
Arqule, Inc.*	17,692	104,914
Akorn, Inc.*	6,650	104,871
Abaxis, Inc.*	2,810	103,970
Salix Pharmaceuticals Ltd.*	1,540	83,838
Total Health Care		4,921,607
Consumer Discretionary - 17.8%
Coinstar, Inc.*	4,565	313,433
Buffalo Wild Wings, Inc.*	3,273	283,573
Hibbett Sports, Inc.*	3,149	181,729
Capella Education Co.*	5,128	178,249
Biglari Holdings, Inc.*	458	176,967
Sturm Ruger & Company, Inc.	4,316	173,287
Peet's Coffee & Tea, Inc.*	2,814	168,953
DineEquity, Inc.*	3,625	161,820
Vitamin Shoppe, Inc.*	2,903	159,462
Buckle, Inc.	3,854	152,503
Jos. A. Bank Clothiers, Inc.*	3,417	145,086
BJ's Restaurants, Inc.*	3,769	143,222
American Public Education, Inc.*	4,455	142,560
CEC Entertainment, Inc.	3,918	142,498
Steven Madden Ltd.*	4,484	142,367
Genesco, Inc.*	2,287	137,563
rue21, Inc.*	5,282	133,318
True Religion Apparel, Inc.	4,227	122,498
Monro Muffler Brake, Inc.	3,502	116,406
Papa John's International, Inc.*	2,395	113,930
Children's Place Retail Stores, Inc.*	2,002	99,760
National Presto Industries, Inc.	1,429	99,701
Arbitron, Inc.	2,575	90,125
iRobot Corp.*	4,002	88,644
Wolverine World Wide, Inc.	1,890	73,294
Blue Nile, Inc.*	1,923	57,132
Total Consumer Discretionary		3,798,080
Industrials - 9.3%
Allegiant Travel Co. — Class A*	4,071	283,667
Portfolio Recovery Associates, Inc.*	2,857	260,730
Cubic Corp.	3,721	178,905
American Science & Engineering, Inc.	3,030	171,044
Exponent, Inc.*	2,718	143,592
AZZ, Inc.	2,115	129,565
Franklin Electric Company, Inc.	2,419	123,684

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Industrials - 9.3% (continued)
Toro Co.	1,685	$123,493
Dolan Co.*	16,887	113,650
Teledyne Technologies, Inc.*	1,706	105,175
Lindsay Corp.	1,513	98,194
II-VI, Inc.*	4,230	70,514
Higher One Holdings, Inc.*	5,353	65,414
Forward Air Corp.	1,930	62,281
Aerovironment, Inc.*	2,182	57,408
Total Industrials		1,987,316
Financials - 6.0%
World Acceptance Corp.*	2,904	191,083
Infinity Property & Casualty Corp.	2,844	164,014
Cash America International, Inc.	3,276	144,275
ProAssurance Corp.	1,380	122,944
Financial Engines, Inc.*	5,565	119,369
EZCORP, Inc. — Class A*	4,560	106,978
PS Business Parks, Inc.	1,395	94,469
First Cash Financial Services, Inc.*	2,234	89,740
Mid-America Apartment Communities, Inc.	1,314	89,667
RLI Corp.	1,215	82,863
EastGroup Properties, Inc.	1,409	75,100
Total Financials		1,280,502
Consumer Staples - 5.2%
Boston Beer Company, Inc. — Class A*	1,677	202,917
Casey's General Stores, Inc.	3,295	194,372
TreeHouse Foods, Inc.*	2,624	163,449
Medifast, Inc.*	7,962	156,692
Sanderson Farms, Inc.	3,408	156,155
J&J Snack Foods Corp.	2,580	152,478
WD-40 Co.	1,756	87,466
Total Consumer Staples		1,113,529
Energy - 3.7%
SEACOR Holdings, Inc.*	2,352	210,221
GeoResources, Inc.*	4,940	180,853
Contango Oil & Gas Co.*	3,008	178,074
OYO Geospace Corp.*	930	83,691
Lufkin Industries, Inc.	1,380	74,962
Approach Resources, Inc.*	2,655	67,809
Total Energy		795,610
Materials - 3.1%
Innophos Holdings, Inc.	3,300	186,318
Hawkins, Inc.	3,808	145,389
Deltic Timber Corp.	1,845	112,508
Schweitzer-Mauduit International, Inc.	1,564	106,571
Balchem Corp.	3,096	100,961
Total Materials		651,747
Utilities - 0.8%
American States Water Co.	2,201	87,115
South Jersey Industries, Inc.	1,576	80,329
Total Utilities		167,444
Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	3,872	130,603
Total Common Stocks
(Cost $16,506,178)		20,517,755
	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$98,967	98,967
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	42,205	42,205
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	27,946	27,946
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	24,858	24,858
Total Repurchase Agreements
(Cost $193,976)		193,976
Total Investments - 97.2%
(Cost $16,700,154)		$20,711,731
Other Assets & Liabilities, net - 2.8%		588,690
Total Net Assets - 100.0%		$21,300,421

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer Discretionary - 36.2%
Marriott Vacations Worldwide Corp.*	11,196	$346,852
Perry Ellis International, Inc.*	14,798	307,058
Tuesday Morning Corp.*	67,939	291,458
Skechers U.S.A., Inc. — Class A*	13,979	284,752
VOXX International Corp. — Class A*	28,918	269,516
Brown Shoe Company, Inc.	19,575	252,714
MarineMax, Inc.*	25,499	242,496
OfficeMax, Inc.*	41,101	207,971
Boyd Gaming Corp.*	28,859	207,785
Career Education Corp.*	30,696	205,356
Stein Mart, Inc.*	23,255	184,878
Stage Stores, Inc.	10,019	183,548
Lincoln Educational Services Corp.	26,734	173,771
Standard Pacific Corp.*	22,915	141,843
M/I Homes, Inc.*	8,083	139,998
Ruby Tuesday, Inc.*	20,013	136,288
American Greetings Corp. — Class A	9,290	135,820
Fred's, Inc. — Class A	8,668	132,534
Callaway Golf Co.	20,461	120,924
Sonic Automotive, Inc. — Class A	8,580	117,289
Big 5 Sporting Goods Corp.	14,631	110,610
Pep Boys-Manny Moe & Jack	10,393	102,891
Group 1 Automotive, Inc.	2,217	101,117
Corinthian Colleges, Inc.*	34,384	99,370
Winnebago Industries, Inc.*	9,737	99,220
Digital Generation, Inc.*	7,978	98,688
Quiksilver, Inc.*	41,802	97,399
Lithia Motors, Inc. — Class A	3,742	86,253
Superior Industries International, Inc.	4,720	77,267
Spartan Motors, Inc.	14,672	76,881
EW Scripps Co. — Class A*	7,907	75,986
Haverty Furniture Companies, Inc.	6,271	70,047
La-Z-Boy, Inc.*	4,712	57,910
Zale Corp.*	20,803	55,960
Ruth's Hospitality Group, Inc.*	8,453	55,790
Cabela's, Inc.*	1,412	53,388
Jack in the Box, Inc.*	1,758	49,013
Live Nation Entertainment, Inc.*	5,182	47,571
Harte-Hanks, Inc.	4,935	45,106
Coldwater Creek, Inc.*	81,148	44,307
Red Robin Gourmet Burgers, Inc.*	1,372	41,860
Christopher & Banks Corp.	34,057	40,187
JAKKS Pacific, Inc.	2,497	39,977
Universal Electronics, Inc.*	2,914	38,377
Total Consumer Discretionary		5,748,026
Industrials - 13.3%
Orion Marine Group, Inc.*	25,575	178,001
Universal Forest Products, Inc.	4,442	173,149
Kelly Services, Inc. — Class A	11,608	149,859
CDI Corp.	8,370	137,268
SkyWest, Inc.	18,728	122,294
Lydall, Inc.*	8,233	111,310
Briggs & Stratton Corp.	6,123	107,091
Griffon Corp.	11,947	102,505
AAR Corp.	7,328	98,781
Aegion Corp. — Class A*	4,873	87,178
EnerSys*	2,362	82,836
ABM Industries, Inc.	4,053	79,277
Comfort Systems USA, Inc.	7,327	73,417
Viad Corp.	3,584	71,680
United Stationers, Inc.	2,404	64,788
Apogee Enterprises, Inc.	3,893	62,561
Lawson Products, Inc.	6,446	59,626
Arkansas Best Corp.	4,328	54,533
G&K Services, Inc. — Class A	1,721	53,678
Geo Group, Inc.*	2,322	52,756
Standex International Corp.	1,138	48,445
EMCOR Group, Inc.	1,713	47,656
Powell Industries, Inc.*	1,243	46,438
Insperity, Inc.	1,501	40,602
Total Industrials		2,105,729
Information Technology - 12.6%
SYNNEX Corp.*	5,523	190,487
Insight Enterprises, Inc.*	9,471	159,397
Benchmark Electronics, Inc.*	11,161	155,696
Radisys Corp.*	23,500	147,580
Black Box Corp.	5,125	147,087
Sigma Designs, Inc.*	17,078	108,958
Intevac, Inc.*	12,577	94,579
CTS Corp.	8,267	77,875
United Online, Inc.	18,442	77,825
Cohu, Inc.	7,290	74,067
ScanSource, Inc.*	2,343	71,790
Pericom Semiconductor Corp.*	7,883	70,947
Advanced Energy Industries, Inc.*	4,748	63,718
Checkpoint Systems, Inc.*	7,066	61,545
CIBER, Inc.*	13,974	60,228
Plexus Corp.*	1,979	55,808
Bel Fuse, Inc. — Class B	2,965	52,214
Novatel Wireless, Inc.*	20,816	51,832
NCI, Inc. — Class A*	12,628	51,143
Avid Technology, Inc.*	6,858	50,955
Brightpoint, Inc.*	8,511	46,045
TTM Technologies, Inc.*	4,861	45,742
Anixter International, Inc.	809	42,917
DSP Group, Inc.*	6,479	41,077
Total Information Technology		1,999,512
Financials - 12.6%
Stewart Information Services Corp.	15,342	235,499
Horace Mann Educators Corp.	12,368	216,193
Piper Jaffray Cos.*	6,119	143,368
Tower Group, Inc.	4,947	103,244
First Commonwealth Financial Corp.	15,280	102,835
Susquehanna Bancshares, Inc.	9,813	101,074
Presidential Life Corp.	10,140	99,676
Selective Insurance Group, Inc.	5,630	98,018
United Fire Group, Inc.	4,468	95,302
Investment Technology Group, Inc.*	9,735	89,562
First BanCorp*	20,440	80,942
Wintrust Financial Corp.	2,249	79,840

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financials - 12.6% (continued)
Cedar Realty Trust, Inc.	13,272	$67,024
PrivateBancorp, Inc. — Class A	4,436	65,475
Parkway Properties, Inc.	5,522	63,172
Meadowbrook Insurance Group, Inc.	6,806	59,825
United Community Banks, Inc.*	6,739	57,753
SWS Group, Inc.*	9,787	52,165
Safety Insurance Group, Inc.	1,263	51,328
Prospect Capital Corp.	4,034	45,947
Calamos Asset Management, Inc. — Class A	3,627	41,529
National Financial Partners Corp.*	2,832	37,949
Total Financials		1,987,720
Health Care - 11.7%
Gentiva Health Services, Inc.*	38,073	263,846
Healthways, Inc.*	32,123	256,342
Amedisys, Inc.*	20,584	256,271
Almost Family, Inc.*	9,808	219,111
Kindred Healthcare, Inc.*	18,436	181,226
LHC Group, Inc.*	8,965	152,046
Molina Healthcare, Inc.*	5,710	133,957
Cross Country Healthcare, Inc.*	26,493	115,774
PharMerica Corp.*	8,132	88,801
Invacare Corp.	4,401	67,907
Symmetry Medical, Inc.*	6,681	57,323
Natus Medical, Inc.*	4,795	55,718
Total Health Care		1,848,322
Materials - 5.6%
OM Group, Inc.*	6,713	127,547
Wausau Paper Corp.	11,630	113,159
A. Schulman, Inc.	5,679	112,728
PolyOne Corp.	6,963	95,254
Neenah Paper, Inc.	3,279	87,517
Materion Corp.	3,761	86,616
AM Castle & Co.*	7,026	74,616
Olympic Steel, Inc.	4,000	65,680
Century Aluminum Co.*	7,541	55,276
SunCoke Energy, Inc.*	2,805	41,093
AK Steel Holding Corp.	4,926	28,916
Total Materials		888,402
Consumer Staples - 5.0%
Seneca Foods Corp. — Class A*	7,329	197,150
Central Garden and Pet Co. — Class A*	14,709	160,181
Nash Finch Co.	6,225	133,712
Spartan Stores, Inc.	7,328	132,857
Andersons, Inc.	2,692	114,841
Alliance One International, Inc.*	14,593	50,492
Total Consumer Staples		789,233
Energy - 2.1%
Exterran Holdings, Inc.*	12,067	153,854
Matrix Service Co.*	9,799	111,219
Overseas Shipholding Group, Inc.	6,265	69,604
Total Energy		334,677
Utilities - 0.3%
Laclede Group, Inc.	1,020	40,606
Total Common Stocks
(Cost $13,335,948)		15,742,227
	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$55,746	55,746
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	23,774	23,774
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	15,742	15,742
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	14,002	14,002
Total Repurchase Agreements
(Cost $109,264)		109,264
Total Investments - 100.1%
(Cost $13,445,212)		$15,851,491
Other Assets & Liabilities, net - (0.1)%		(15,610)
Total Net Assets - 100.0%		$15,835,881

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 99.0%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$29,768,547	$29,768,547
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	12,695,229	12,695,229
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	8,522,670	8,522,670
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	8,406,116	8,406,116
Total Repurchase Agreements
(Cost $59,392,562)		59,392,562
Total Investments - 99.0%
(Cost $59,392,562)		$59,392,562
Other Assets & Liabilities, net - 1.0%		589,029
Total Net Assets - 100.0%		$59,981,591

	Contracts	Unrealized Gain(Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $103,130,885)	1,261	$(751,145)

Units
CURRENCY INDEX SWAP AGREEMENTS††,3
Goldman Sachs International August 2012 U.S. Dollar Index Swap, Terminating 08/28/12 (Notional Value $16,869,749)	206,343	$12,540

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 11.8%
Federal Home Loan Bank[1]
0.17% due 02/08/13	$16,700,000	$16,696,564
0.22% due 04/25/13	15,000,000	14,999,632
0.18% due 12/28/12	15,000,000	14,999,142
0.20% due 04/30/13	15,000,000	14,998,502
0.20% due 01/11/13	10,000,000	10,000,000
0.20% due 12/28/12	10,000,000	9,999,812
0.16% due 01/24/13	10,000,000	9,997,806
0.15% due 02/06/13	7,500,000	7,497,578
Total Federal Home Loan Bank		99,189,036
Fannie Mae[2]
0.75% due 02/26/13	10,000,000	10,034,870
Federal Farm Credit Bank[1]
0.22% due 03/27/13	10,000,000	10,000,546
Total Federal Agency Notes
(Cost $119,224,452)		119,224,452
FEDERAL AGENCY DISCOUNT NOTES†† - 6.4%
Farmer Mac[1]
0.18% due 11/27/12	25,000,000	24,981,375
0.19% due 04/02/13	25,000,000	24,963,715
0.17% due 07/24/12	15,000,000	14,998,371
Total Farmer Mac		64,943,461
Total Federal Agency Discount Notes
(Cost $64,943,461)		64,943,461
COMMERCIAL PAPER†† - 11.8%
Abbott Laboratories
0.14% due 07/17/12	10,000,000	9,999,378
General RE Corp.
0.16% due 08/10/12	10,000,000	9,998,223
ING US Funding LLC
0.37% due 07/23/12	10,000,000	9,997,739
Societe Generale North America, Inc.
0.63% due 07/19/12	10,000,000	9,996,850
Nestle Capital Corp.
0.14% due 08/16/12	5,000,000	4,999,105
0.21% due 10/12/12	5,000,000	4,996,996
Total Nestle Capital Corp.		9,996,101
Toyota Motor Credit Corp.
0.36% due 08/27/12	10,000,000	9,994,300
Prudential plc
0.75% due 07/30/12	10,000,000	9,993,958
Westpac Banking Corp.
0.27% due 09/21/12	10,000,000	9,993,850
Coca-Cola Co.
0.21% due 08/01/12	5,000,000	4,999,096
0.25% due 12/03/12	5,000,000	4,994,618
Total Coca-Cola Co.		9,993,714
Danske Corp.
0.51% due 08/22/12	10,000,000	9,992,561
Barclays US Funding Corp.
0.79% due 08/15/12	10,000,000	9,990,125
UBS Finance Delaware LLC
0.71% due 09/20/12	10,000,000	9,984,025
Total Commercial Paper
(Cost $119,930,824)		119,930,824
REPURCHASE AGREEMENTS††,3 - 66.1%
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	266,958,409	266,958,409
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	261,934,099	261,934,099
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	73,965,603	73,965,603
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	65,792,790	65,792,790
Total Repurchase Agreements
(Cost $668,650,901)		668,650,901
Total Investments - 96.1%
(Cost $972,749,638)		$972,749,638
Other Assets & Liabilities, net - 3.9%		39,805,766
Total Net Assets - 100.0%		$1,012,555,404

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

plc	Public Limited Company

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 92.1%
Consumer Discretionary - 20.2%
Home Depot, Inc.	23,350	$1,237,316
Target Corp.	19,897	1,157,806
Mattel, Inc.	28,016	908,840
Dollar General Corp.*	15,210	827,272
TJX Companies, Inc.	18,648	800,558
Lowe's Companies, Inc.	27,493	781,901
Macy's, Inc.	19,536	671,062
Dollar Tree, Inc.*	12,360	664,968
Kohl's Corp.	13,574	617,481
Nordstrom, Inc.	12,253	608,852
Polaris Industries, Inc.	8,488	606,722
Hasbro, Inc.	16,648	563,868
The Gap, Inc.	20,239	553,739
Ross Stores, Inc.	8,321	519,813
Sears Holdings Corp.*	8,641	515,868
Family Dollar Stores, Inc.	7,683	510,766
AutoZone, Inc.*	1,333	489,438
Bed Bath & Beyond, Inc.*	7,798	481,916
Limited Brands, Inc.	10,677	454,093
O'Reilly Automotive, Inc.*	4,912	411,478
JC Penney Company, Inc.	17,172	400,279
Brunswick Corp.	17,616	391,428
PetSmart, Inc.	5,715	389,648
Staples, Inc.	26,124	340,918
Big Lots, Inc.*	7,709	314,450
Tractor Supply Co.	3,734	310,146
Best Buy Company, Inc.	14,714	308,405
Dillard's, Inc. — Class A	4,778	304,263
Tiffany & Co.	5,609	296,997
CarMax, Inc.*	10,606	275,120
Sturm Ruger & Company, Inc.	6,181	248,167
Saks, Inc.*	23,259	247,708
Smith & Wesson Holding Corp.*	26,194	217,672
LeapFrog Enterprises, Inc. — Class A*	20,388	209,181
Arctic Cat, Inc.*	5,365	196,144
Callaway Golf Co.	29,299	173,157
JAKKS Pacific, Inc.	10,564	169,130
Fred's, Inc. — Class A	9,317	142,457
AutoNation, Inc.*	3,886	137,098
Total Consumer Discretionary		18,456,125
Health Care - 19.6%
Cerner Corp.*	25,474	2,105,681
Amgen, Inc.	20,700	1,511,927
SXC Health Solutions Corp.*	13,346	1,324,057
Biogen Idec, Inc.*	8,653	1,249,320
Gilead Sciences, Inc.*	23,986	1,230,002
Celgene Corp.*	14,761	947,066
Alexion Pharmaceuticals, Inc.*	9,346	928,058
athenahealth, Inc.*	11,518	911,880
Vertex Pharmaceuticals, Inc.*	14,539	813,021
Regeneron Pharmaceuticals, Inc.*	6,380	728,724
Allscripts Healthcare Solutions, Inc.*	57,287	626,147
Quality Systems, Inc.	20,339	559,526
Medidata Solutions, Inc.*	16,218	529,842
Onyx Pharmaceuticals, Inc.*	7,463	495,916
MedAssets, Inc.*	34,684	466,500
Computer Programs & Systems, Inc.	7,527	430,695
BioMarin Pharmaceutical, Inc.*	10,804	427,622
Seattle Genetics, Inc.*	15,160	384,912
Omnicell, Inc.*	25,932	379,644
Cepheid, Inc.*	8,448	378,048
Incyte Corporation Ltd.*	15,598	354,075
Ariad Pharmaceuticals, Inc.*	19,772	340,276
United Therapeutics Corp.*	6,542	323,044
Cubist Pharmaceuticals, Inc.*	7,561	286,638
Merge Healthcare, Inc.*	76,461	218,678
Total Health Care		17,951,299
Consumer Staples - 16.2%
Philip Morris International, Inc.	45,982	4,012,390
Altria Group, Inc.	84,884	2,932,742
Reynolds American, Inc.	38,974	1,748,763
Lorillard, Inc.	10,288	1,357,502
Coca-Cola Co.	11,877	928,663
PepsiCo, Inc.	10,352	731,472
Diageo plc ADR	5,435	560,185
Vector Group Ltd.	22,292	379,410
Universal Corp.	7,597	351,969
Star Scientific, Inc.*	69,962	319,027
Monster Beverage Corp.*	3,280	233,536
Beam, Inc.	3,429	214,278
Dr Pepper Snapple Group, Inc.	4,816	210,700
Brown-Forman Corp. — Class B	2,069	200,383
Coca-Cola Enterprises, Inc.	7,060	197,962
Molson Coors Brewing Co. — Class B	4,279	178,049
Constellation Brands, Inc. — Class A*	6,216	168,205
Boston Beer Company, Inc. — Class A*	582	70,422
Central European Distribution Corp.*	11,386	32,564
Total Consumer Staples		14,828,222
Utilities - 14.0%
Dominion Resources, Inc.	13,460	726,839
Southern Co.	13,880	642,644
Exelon Corp.	15,658	589,054
PG&E Corp.	12,719	575,788
Duke Energy Corp.	24,818	572,303
NextEra Energy, Inc.	8,076	555,710
Consolidated Edison, Inc.	8,915	554,423
Public Service Enterprise Group, Inc.	16,442	534,365
Sempra Energy	7,703	530,583
FirstEnergy Corp.	9,449	464,796
American Electric Power Company, Inc.	11,284	450,232
Progress Energy, Inc.	7,239	435,571
Northeast Utilities	10,902	423,107
DTE Energy Co.	7,024	416,734
PPL Corp.	14,867	413,451
Edison International	8,709	402,356
Wisconsin Energy Corp.	10,056	397,916
CenterPoint Energy, Inc.	18,756	387,687

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 92.1% (continued)
Utilities - 14.0% (continued)
Xcel Energy, Inc.	13,508	$383,762
Ameren Corp.	11,068	371,221
Entergy Corp.	5,279	358,391
NiSource, Inc.	13,938	344,966
SCANA Corp.	6,876	328,948
CMS Energy Corp.	13,793	324,136
Alliant Energy Corp.	6,438	293,380
Integrys Energy Group, Inc.	4,824	274,341
MDU Resources Group, Inc.	12,193	263,491
Pinnacle West Capital Corp.	4,723	244,368
OGE Energy Corp.	4,385	227,099
Pepco Holdings, Inc.	11,154	218,284
ITC Holdings Corp.	1,896	130,653
Total Utilities		12,836,599
Industrials - 11.5%
WW Grainger, Inc.	5,532	1,057,939
Fastenal Co.	24,170	974,292
Delta Air Lines, Inc.*	58,803	643,894
United Continental Holdings, Inc.*	25,670	624,551
Southwest Airlines Co.	64,842	597,843
United Rentals, Inc.*	17,488	595,292
MSC Industrial Direct Company, Inc. — Class A	7,559	495,492
WESCO International, Inc.*	7,969	458,616
Watsco, Inc.	6,111	450,992
Textainer Group Holdings Ltd.	11,835	436,712
GATX Corp.	10,177	391,815
Air Lease Corp. — Class A*	19,712	382,216
Copa Holdings S.A. — Class A	4,514	372,315
Applied Industrial Technologies, Inc.	10,057	370,600
Alaska Air Group, Inc.*	10,178	365,390
US Airways Group, Inc.*	25,128	334,956
Beacon Roofing Supply, Inc.*	13,262	334,468
TAL International Group, Inc.	8,999	301,377
Aircastle Ltd.	24,083	290,200
JetBlue Airways Corp.*	52,609	278,828
Allegiant Travel Co. — Class A*	3,833	267,083
Kaman Corp.	8,511	263,330
Spirit Airlines, Inc.*	12,868	250,411
Total Industrials		10,538,612
Financials - 6.4%
American Express Co.	28,444	1,655,725
Capital One Financial Corp.	21,257	1,161,908
Discover Financial Services	25,845	893,720
SLM Corp.	38,742	608,637
Credit Acceptance Corp.*	3,541	298,967
Cash America International, Inc.	5,269	232,047
First Cash Financial Services, Inc.*	5,518	221,658
EZCORP, Inc. — Class A*	8,750	205,275
World Acceptance Corp.*	3,031	199,440
Netspend Holdings, Inc.*	20,897	192,043
Green Dot Corp. — Class A*	7,112	157,317
Total Financials		5,826,737
Information Technology - 4.2%
Apple, Inc.*	2,593	1,514,312
EMC Corp.*	16,944	434,275
Hewlett-Packard Co.	17,774	357,435
Dell, Inc.*	20,157	252,366
Seagate Technology plc	7,981	197,370
NetApp, Inc.*	5,744	182,774
SanDisk Corp.*	4,307	157,119
Western Digital Corp.*	4,909	149,626
NCR Corp.*	5,408	122,924
3D Systems Corp.*	2,966	101,259
Diebold, Inc.	2,584	95,375
Lexmark International, Inc. — Class A	2,799	74,397
Fusion-io, Inc.*	3,321	69,376
QLogic Corp.*	4,801	65,726
Synaptics, Inc.*	1,874	53,653
Total Information Technology		3,827,987
Total Common Stocks
(Cost $77,064,452)		84,265,581
	Face Amount
REPURCHASE AGREEMENTS††,1 - 6.2%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$2,907,841	2,907,841
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	1,240,091	1,240,091
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	821,124	821,124
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	730,394	730,394
Total Repurchase Agreements
(Cost $5,699,450)		5,699,450
Total Investments - 98.3%
(Cost $82,763,902)		$89,965,031
Other Assets & Liabilities, net - 1.7%		1,577,397
Total Net Assets - 100.0%		$91,542,428

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $24,769,813)	365	$(733,901)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 97.8%
HSBC Group issued 06/29/12 at 0.12% due 07/02/12	$7,513,049	$7,513,049
Mizuho Financial Group, Inc. issued 06/29/12 at 0.12% due 07/02/12	3,204,049	3,204,049
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12[2]	2,770,334	2,770,334
Deutsche Bank issued 06/29/12 at 0.10% due 07/02/12	2,121,554	2,121,554
Total Repurchase Agreements
(Cost $15,608,986)		15,608,986
Total Investments - 97.8%
(Cost $15,608,986)		$15,608,986
Other Assets & Liabilities, net - 2.2%		345,153
Total Net Assets - 100.0%		$15,954,139

	Contracts	Unrealized Gain(Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $19,628,400)	240	$136,620

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Goldman Sachs International August 2012 U.S. Dollar Index Swap, Terminating 08/28/12 (Notional Value $12,325,879)	150,764	$(2,032)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2012.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund, the S&P 500® Fund, the Emerging Markets 2x Strategy Fund and the Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the on the June 30, 2012 afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S.government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$38,629,520	$221,074	$15,597,121	$850,338	$–	$55,298,053
S&P 500 Fund	127,609,199	544,205	33,758,997	394,100	–	162,306,501
Inverse S&P 500 Strategy Fund	–	–	164,735,550	–	–	164,735,550
NASDAQ-100® Fund	790,399,845	263,289	29,190,323	310,232	–	820,163,689
Inverse NASDAQ-100® Strategy Fund	–	–	13,328,953	–	–	13,328,953
Mid-Cap 1.5x Strategy Fund	9,871,276	160,032	3,544,227	177,834	–	13,753,369
Inverse Mid-Cap Strategy Fund	–	–	6,415,059	–	–	6,415,059
Russell 2000® 1.5x Strategy Fund	7,556,822	85,698	2,476,778	121,298	–	10,240,596
Russell 2000® Fund	11,240,331	78,091	4,270,517	68,861	–	15,657,800
Inverse Russell 2000® Strategy Fund	–	–	53,585,641	–	–	53,585,641
S&P 500 Pure Growth Fund	86,830,143	–	509,601	–	–	87,339,744
S&P 500 Pure Value Fund	9,295,860	–	57,864	–	–	9,353,724
S&P MidCap 400 Pure Growth Fund	234,345,579	–	1,392,214	–	–	235,737,793
S&P MidCap 400 Pure Value Fund	8,323,770	–	34,547	–	–	8,358,317
S&P SmallCap 600 Pure Growth Fund	20,517,755	–	193,976	–	–	20,711,731
S&P SmallCap 600 Pure Value Fund	15,742,227	–	109,264	–	–	15,851,491
Europe 1.25x Strategy Fund	1,084,274	298,165	3,503,703	–	–	4,886,142
Japan 2x Strategy Fund	–	498,274	2,913,402	–	–	3,411,676
Strengthening Dollar 2x Strategy Fund	–	–	59,392,562	12,540	–	59,405,102
Weakening Dollar 2x Strategy Fund	–	136,620	15,608,986	–	–	15,745,606
Real Estate Fund	30,135,243	–	35,372	–	–	30,170,615
Government Long Bond 1.2x Strategy Fund	392,046,900	2,270,372	28,755,228	–	–	423,072,500
Inverse Government Long Bond Strategy Fund	–	940,700	446,088,331	–	–	447,029,031
High Yield Strategy Fund	7,225,445	67,683	92,014,119	1,685,274	–	100,992,521
Inverse High Yield Strategy Fund	–	22,123	13,031,097	8,856	–	13,062,076
U.S. Government Money Market Fund	–	–	972,749,638	–	–	972,749,638
All-Asset Conservative Strategy Fund	17,679,974	132,727	4,109,752	–	–	21,922,453
All-Asset Moderate Strategy Fund	18,714,188	203,504	3,062,884	–	–	21,980,576
All-Asset Aggressive Strategy Fund	7,998,661	125,247	1,668,869	–	–	9,792,777
U.S. Long Short Momentum Fund	84,265,581	–	5,699,450	–	–	89,965,031
Alternative Strategies Allocation Fund	6,938,997	6,231	919	–	–	6,946,147
Event Driven and Distressed Strategies Fund	1,879,132	32,137	8,290,018	67,401	–	10,268,688
Long Short Equity Strategy Fund	–	68,654	2,808,538	–	–	2,877,192
Long Short Interest Rate Strategy Fund	–	25,840	67,556,953	–	–	67,582,793
Inverse Emerging Markets 2x Strategy Fund	–	–	1,083,290	–	–	1,083,290
Emerging Markets 2x Strategy Fund	1,121,963	–	952,615	141,515	–	2,216,093
Banking Fund	24,968,260	–	126,560	–	–	25,094,820
Basic Materials Fund	56,250,494	–	276,061	–	–	56,526,555
Biotechnology Fund	186,212,048	–	1,649,787	–	–	187,861,835
Consumer Products Fund	197,747,389	–	651,273	–	–	198,398,662
Electronics Fund	5,178,335	–	34,095	–	–	5,212,430
Energy Fund	50,292,427	–	444,488	–	–	50,736,915
Energy Services Fund	42,361,551	–	257,960	–	–	42,619,511
Financial Services Fund	16,256,243	–	58,545	–	–	16,314,788
Health Care Fund	85,047,444	–	447,196	–	–	85,494,640
Internet Fund	5,848,841	–	1,030	–	–	5,849,871
Leisure Fund	13,615,553	–	84,815	–	–	13,700,368
Precious Metals Fund	104,973,905	–	599,399	–	–	105,573,304
Retailing Fund	31,700,102	–	177,093	–	–	31,877,195
Technology Fund	13,496,906	–	89,509	–	–	13,586,415
Telecommunications Fund	3,565,743	–	5,052	–	–	3,570,795
Transportation Fund	7,133,092	–	63,351	–	–	7,196,443
Utilities Fund	88,486,930	–	321,384	–	–	88,808,314
Liabilities
Inverse S&P 500 Strategy Fund	$–	$1,845,916	$–	$3,039,734	$–	$4,885,650
Inverse NASDAQ-100® Strategy Fund	–	75,221	–	215,823	–	291,044
Inverse Mid-Cap Strategy Fund	–	94,118	–	89,754	–	183,872
Inverse Russell 2000® Strategy Fund	–	56,167	–	1,014,959	–	1,071,126
Japan 2x Strategy Fund	–	53,238	–	–	–	53,238
Strengthening Dollar 2x Strategy Fund	–	751,145	–	–	–	751,145
Weakening Dollar 2x Strategy Fund	–	–	–	2,032	–	2,032
Inverse Government Long Bond Strategy Fund	154,638,750	–	–	–	–	154,638,750
High Yield Strategy Fund	–	–	–	41,912	–	41,912
Inverse High Yield Strategy Fund	–	–	–	122,313	–	122,313
All-Asset Conservative Strategy Fund	–	31,044	–	–	–	31,044
All-Asset Moderate Strategy Fund	–	32,902	–	–	–	32,902
All-Asset Aggressive Strategy Fund	–	22,065	–	–	–	22,065
U.S. Long Short Momentum Fund	–	733,901	–	–	–	733,901
Alternative Strategies Allocation Fund	–	6,273	–	–	–	6,273
Long Short Interest Rate Strategy Fund	–	96,448	–	–	–	96,448
Inverse Emerging Markets 2x Strategy Fund	–	25,036	–	35,964	–	61,000
Emerging Markets 2x Strategy Fund	–	19,400	–	–	–	19,400

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

During the period ended June 30, 2012, there were no investments that transferred between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The fair values of Level 3 assets were determined using various methodologies in accordance with a pricing policy which defines valuation and pricing conventions for each security type. When available, the Funds measure the fair value based on independent third-party broker or dealer price quotes. These inputs are evaluated for reasonableness through various procedures which included due diligence reviews of the third-parties, price comparisons across pricing vendors, stale price reviews and subsequent sales testing. If the inputs are not available, the Funds primarily employ a market-based method, using purchase multiples observed for comparable third-party transactions, or valuations of comparable entities. If the inputs for a market-based method are not available, the Funds utilize an income-based method, which considers the net present value of anticipated future cash flows of the investment. A discount may be applied due to the nature or duration of any restrictions on the disposition of the investment. The Funds review an approve the market-based and income-based methods on a periodic basis for changes that would impact the unobservable inputs incorporated into the valuation process. The fair value measurements from these methods further validated through price variance analysis, subsequent sales testing and market comparable sales.

At June 30, 2012, the Level 3 assets held by Biotechnology Fund were determined to have a value of $0, based on the lack of subscription price and trade volume.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Bonds
0.12%			3.88% - 4.50%
Due 07/02/12	$696,750,000	$696,756,968	02/15/36 - 08/15/40	$211,564,000	$281,967,002
			U.S. Treasury STRIPS
			0.00%
			08/15/14 - 08/15/16	250,000,000	247,095,000
			Freddie Mac Notes
			4.38% - 5.13%
			07/15/12 - 05/15/16	95,565,000	106,069,820
			Federal Home Loan Bank
			0.04%
			07/02/14	75,000,000	75,553,750

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.12%			0.00%
Due 07/02/12	297,139,164	297,142,136	11/15/14	303,689,400	303,082,021

Credit Suisse Group			U.S. Treasury Notes
0.08%			2.13% - 3.13%
Due 07/02/12	251,910,407	251,912,087	05/30/13 - 08/15/21	239,000,000	256,948,895

Deutsche Bank			U.S. Treasury Note
0.10%			0.38%
Due 07/02/12	196,750,000	196,751,640	07/17/15	200,561,000	200,685,027

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Nova Fund	x	x	x	x
S&P 500 Fund	x	x	x	x
Inverse S&P 500 Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x
High Yield Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x
All-Asset Aggressive Fund	x	x
All-Asset Conservative Fund	x	x
All-Asset Moderate Fund	x	x
U.S. Long Short Momentum Fund		x
Alternative Strategies Allocation Fund	x	x
Event Driven and Distressed Strategies Fund	x	x	x	x
Long Short Equity Strategy Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x	x
Emerging Markets 2x Strategy Fund	x	x	x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Rydex Series Funds _____________________________

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date August 28, 2012______________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date August 28, 2012______________________________

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date August 28, 2012______________________________

* Print the name and title of each signing officer under his or her signature.